UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:    September 30, 2019

Date of reporting period:    December 31, 2018

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Limited Term Income Fund

Thornburg Low Duration Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

Thornburg Better World International Fund

Thornburg Capital Management Fund

Thornburg Long/Short Equity Fund

Schedule of Investments
Thornburg Low Duration Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 98.2%
	Alabama — 1.2%
[a]	City of Mobile Industrial Development Board (Alabama Power Company Barry Plant), 1.85% due 6/1/2034 (put 3/24/2020)	$1,000,000	$ 993,510
	Southeast Alabama Gas Supply District, Series A, 4.00% due 6/1/2019 - 6/1/2020	1,665,000	1,696,730
	Alaska — 0.8%
	City of Valdez (BP Pipelines (Alaska), Inc. Project), Series B, 5.00% due 1/1/2021	1,725,000	1,817,702
	Arizona — 2.1%
[b]	Arizona (Banner Health Obligated Group; LOC Bank of America, N.A.) HFA, Series C-RMK, 1.75% due 1/1/2046 (put 1/2/2019)	3,500,000	3,500,000
	Mesa Utility System Revenue,
	3.00% due 7/1/2019	325,000	326,976
	4.00% due 7/1/2020	915,000	944,417
	California — 6.2%
[c]	California Infrastructure and Economic Development Bank (California Academy of Sciences), Series D, 2.133% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	2,000,000	1,996,600
[c]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 2.404% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	1,002,870
[a]	California Infrastructure and Economic Development Bank (Pacific Gas and Electric Company), Series F, 1.75% due 11/1/2026 (put 6/1/2022)	1,590,000	1,435,070
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2019 - 5/15/2020	1,220,000	1,249,056
	City of Los Angeles (Cash Flow Management) GO, 4.00% due 6/27/2019	3,000,000	3,033,990
	County of Los Angeles (Fiscal Year 2017-2018 Expenditures) GO, 4.00% due 6/28/2019	3,000,000	3,034,320
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 4.00% due 6/28/2019	2,000,000	2,022,680
	State of California GO, 2.00% due 12/1/2019	500,000	501,300
	Colorado — 6.2%
[b]	City & County of Denver COP (SPA JPMorgan Chase Bank, N.A.), Series A1, 1.70% due 12/1/2029 (put 1/2/2019)	3,470,000	3,470,000
	City of Aurora (Sports Park and E-911 Projects) COP, 5.00% due 12/1/2019	365,000	375,435
	Colorado Health Facilities Authority (Catholic Health Initiatives), Series A, 5.00% due 2/1/2020	2,885,000	2,968,636
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2020 - 12/1/2023	2,000,000	2,205,145
	State of Colorado 5.00% due 6/26/2019	2,000,000	2,030,560
	State of Colorado Education Loan Program, Series A, 4.00% due 6/27/2019	3,200,000	3,233,760
	Connecticut — 2.2%
	State of Connecticut GO,
	5.00% due 6/15/2022	1,715,000	1,859,403
	Series F, 5.00% due 9/15/2023	1,000,000	1,106,900
[a]	State of Connecticut Health and Educational Facilities Authority (Ascension Health Credit Group), 1.65% due 11/15/2029 (put 3/1/2019)	1,535,000	1,534,678
	State of Connecticut Special Tax Revenue, Series B, 5.00% due 10/1/2021	525,000	563,776
	Florida — 7.0%
[b]	City of Gainesville (Utilities System; SPA Landesbank Hessen-Thuringen), Series A-REMK 1.73% due 10/1/2026 (put 1/2/2019)	4,200,000	4,200,000
	City of Jacksonville, Series C, 5.00% due 10/1/2019 - 10/1/2020	1,500,000	1,560,950
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 4.00% due 11/1/2020	850,000	880,030
	City of Orlando, Series A, 4.00% due 11/1/2021	900,000	947,961
[b]	JEA Water & Sewer System Revenue (SPA U.S. Bank, N.A.), Series A-1, 1.71% due 10/1/2038 (put 1/2/2019)	550,000	550,000
[b]	Manatee County (Florida Power & Light Co.), 1.72% due 9/1/2024 (put 1/2/2019)	4,400,000	4,400,000
[b]	Miami-Dade County Industrial Development Authority (Florida Power & Light Co.), 1.75% due 6/1/2021 (put 1/2/2019)	3,400,000	3,400,000
	Georgia — 2.0%
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2019 - 12/1/2021	1,000,000	1,058,744
	City of Atlanta (BeltLine Project), Series A, 4.00% due 1/1/2019	580,000	580,000
[a]	Monroe County Development Authority (Gulf Power Co.), 2.00% due 9/1/2037 (put 6/25/2020)	3,000,000	2,982,660
	Guam — 1.0%
	Government of Guam (Economic Development), 5.00% due 1/1/2019	1,000,000	1,000,000
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2019 - 10/1/2020	1,200,000	1,233,996
	Hawaii — 0.4%
[c]	City and County of Honolulu (Rail Transit Project) GO, 2.03% (MUNIPSA + 0.32%) due 9/1/2028 (put 9/1/2020)	1,000,000	999,610
	Illinois — 9.0%
	Chicago O’Hare International Airport (2015 Airport Projects), Series B, 5.00% due 1/1/2019	940,000	940,000
	Chicago O’Hare International Airport (2016 Airport Projects), Series B, 5.00% due 1/1/2019	500,000	500,000
	Chicago Park District (Capital Improvement Plan) GO, Series D, 5.00% due 1/1/2020	500,000	512,100
	Chicago Park District GO,
	Series B, 5.00% due 1/1/2022	400,000	424,872
	Series C, 3.00% due 1/1/2019	275,000	275,000
	City of Chicago (Water System),
	5.00% due 11/1/2020	600,000	629,478
	Series 2017-2, 5.00% due 11/1/2019 - 11/1/2022	2,200,000	2,292,766

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	City of Chicago ETM, 5.00% due 1/1/2020	$ 600,000	$ 618,480
	Cook County School District No. 170 Chicago Heights (Insured AGM) GO, Series D, 5.00% due 12/1/2022	1,500,000	1,616,790
	County of Cook (Capital Improvement Plan) GO, Series A, 5.00% due 11/15/2019	615,000	630,221
	County of Cook GO, Series C, 4.25% due 11/15/2019	200,000	203,670
	Du Page County High School District No. 88 (Addison Trail and Willowbrook High Schools),GO 3.00% due 1/15/2020	1,245,000	1,257,276
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JPMorgan Chase Bank, N.A.),
[b]	Series A-1, 1.75% due 8/15/2042 (put 1/2/2019)	700,000	700,000
[b]	Series A-3, 1.75% due 8/15/2042 (put 1/2/2019)	3,700,000	3,700,000
[a]	Illinois Finance Authority (Peoples Gas Light & Coke Co.), 1.875% due 2/1/2033 (put 8/1/2020)	3,600,000	3,566,484
	State of Illinois 5.75% due 6/15/2019	75,000	76,160
	State of Illinois (Build Illinois Program),
	5.00% due 6/15/2020	535,000	552,452
	Series A, 4.00% due 6/15/2019	520,000	523,999
	State of Illinois (State Facilities Improvements) GO,
	5.00% due 3/1/2022	575,000	601,979
	Series A, 5.00% due 10/1/2022	1,000,000	1,053,960
	Indiana — 1.8%
[a]	City of Whiting, 1.85% due 6/1/2044 (put 10/1/2019)	2,000,000	1,996,300
[b]	Indiana Finance Authority (SPA Wells Fargo Bank, N.A.), 1.72% due 2/1/2037 (put 1/2/2019)	2,100,000	2,100,000
	Kentucky — 2.5%
	Commonwealth of Kentucky State Property and Buildings Commission (Project No. 112), Series B, 5.00% due 11/1/2019 - 11/1/2021	2,600,000	2,746,224
[a]	Louisville/Jefferson County Metropolitan Government (Louisville Gas and Electric Company), 1.50% due 10/1/2033 (put 4/1/2019)	3,000,000	2,995,200
	Louisiana — 2.5%
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2021	600,000	631,524
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	1,000,000	1,039,740
	Shreveport Water & Sewer Revenue (Insured BAM), Series C, 5.00% due 12/1/2023	860,000	967,655
	State of Louisiana GO, 5.00% due 8/1/2021	2,960,000	3,188,186
	Maryland — 1.9%
[b]	County of Montgomery (SPA U.S. Bank, N.A.) GO, Series E, 1.70% due 11/1/2037 (put 1/2/2019)	4,300,000	4,300,000
	Massachusetts — 0.2%
	Massachusetts Housing Finance Agency (Low and Moderate Income Housing), Series B, 2.00% due 6/1/2019	450,000	450,018
	Michigan — 3.7%
	Detroit Downtown Development Authority (Catalyst Development Project), 5.00% due 7/1/2021 - 7/1/2022	500,000	537,661
	Detroit Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue; Insured AGM), Series A, 5.25% due 7/1/2020	2,800,000	2,926,140
	Livonia Public Schools School District (Insured BAM) GO, 5.00% due 5/1/2021 - 5/1/2022	985,000	1,056,882
	Michigan Strategic Fund (Detroit Edison Company; Insured: AMBAC), 7.00% due 5/1/2021	2,000,000	2,207,940
	Northern Michigan University, Series A, 5.00% due 12/1/2019 - 12/1/2021	1,535,000	1,616,697
	Minnesota — 0.6%
	City of St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group; LOC JPMorgan Chase Bank, N.A.),
[b]	Series B-1, 1.75% due 11/15/2035 (put 1/2/2019)	825,000	825,000
[b]	Series B-2, 1.75% due 11/15/2035 (put 1/2/2019)	515,000	515,000
	Mississippi — 0.5%
	Mississippi Development Bank (Jackson Public School District), 4.00% due 10/1/2019	750,000	761,175
	Mississippi Development Bank (Jackson Public School District; Insured BAM), 5.00% due 10/1/2022	375,000	412,106
	Missouri — 0.2%
[b]	Health & Educational Facilities Authority of the State of Missouri (SPA JPMorgan Chase Bank, N.A.), Series B, 1.71% due 9/1/2030 (put 1/2/2019)	500,000	500,000
	Nebraska — 1.0%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	2,000,000	2,180,320
	Nevada — 1.1%
	Clark County Department of Aviation, Series A, 5.00% due 7/1/2021	2,000,000	2,146,800
	Clark County School District (School Facilities Improvements) GO, Series C, 5.00% due 6/15/2021	250,000	266,853
	New Jersey — 3.8%
	City of Trenton (Various Capital Improvements; Insured: AGM) (State Aid Withholding) GO, 5.00% due 7/15/2020	500,000	522,070
	New Jersey (Cigarette Tax) EDA, 5.00% due 6/15/2019	550,000	556,650
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series K, 5.50% due 12/15/2019	200,000	205,920
	New Jersey Transit Corp. (Urban Public Transportation Capital Improvement), Series A, 5.00% due 9/15/2019	1,250,000	1,276,250
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), 5.00% due 6/15/2020	500,000	519,430
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: Natl-Re), Series B, 5.50% due 12/15/2020	2,000,000	2,118,580
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 6/15/2019	1,000,000	1,012,410
	Passaic Valley Sewer Commissioners (Sewer System) GO, Series G, 5.75% due 12/1/2021	500,000	548,440
	Tobacco Settlement Financing Corp., Series A, 5.00% due 6/1/2021	1,790,000	1,901,821

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	New Mexico — 1.5%
[b]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series D, 1.75% due 8/1/2034 (put 1/2/2019)	$3,400,000	$ 3,400,000
	New York — 14.1%
	City of New York (Capital Projects) GO, Series C, 5.00% due 8/1/2019	450,000	458,415
[b]	City of New York (SPA JPMorgan Chase Bank, N.A.) GO, 1.72% due 8/1/2038 (put 1/2/2019)	700,000	700,000
[b]	City of New York (SPA Landesbank Hessen-Thuringen) GO, Series A, 1.73% due 8/1/2035 (put 1/2/2019)	2,950,000	2,950,000
[c]	Long Island Power Authority, 2.394% (LIBOR 1 Month + 0.75%) due 5/1/2033 (put 10/1/2023)	3,500,000	3,498,425
	Metropolitan Transportation Authority (Transit and Commuter System),
	Series A-1, 4.00% due 8/15/2019	1,000,000	1,013,480
	Series C-1, 5.00% due 9/1/2020	2,350,000	2,458,029
	Series C-1A, 4.00% due 2/15/2019	1,000,000	1,002,580
[a]	New York City Housing Development Corp. Series G, 1.50% due 11/1/2048 (put 2/1/2019)	2,260,000	2,259,571
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Landesbank Hessen-Thuringen),
[b]	Series 1-SUB 1D, 1.73% due 11/1/2022 (put 1/2/2019)	1,350,000	1,350,000
[b]	Series C-2, 1.73% due 8/1/2031 (put 1/2/2019)	2,800,000	2,800,000
[b]	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen), 1.73% due 6/15/2044 (put 1/2/2019)	1,100,000	1,100,000
[b]	New York City Water & Sewer System (SPA Mizuho Bank, Ltd.), 1.72% due 6/15/2044 (put 1/2/2019)	1,800,000	1,800,000
[b]	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen), Series A, 1.73% due 11/1/2046 (put 1/2/2019)	3,600,000	3,600,000
	Suffolk County GO, 5.00% due 7/24/2019	4,000,000	4,059,120
	Tobacco Settlement Asset Securitization Corp., Series A, 5.00% due 6/1/2021	1,000,000	1,061,260
	Town of Oyster Bay GO, 3.00% due 2/1/2019 - 2/1/2020	2,000,000	2,006,470
	North Carolina — 2.2%
[b]	Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System Obligated Group; SPA JPMorgan Chase Bank, N.A.), 1.70% due 1/15/2038 (put 1/2/2019)	4,290,000	4,290,000
	North Carolina Turnpike Authority,
	4.00% due 1/1/2020	400,000	406,568
	5.00% due 1/1/2021 - 1/1/2022	415,000	440,339
	North Dakota — 1.0%
	County of McKenzie, 5.00% due 8/1/2022	2,000,000	2,188,020
	Ohio — 1.7%
	Clty of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	500,000	537,155
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2022 - 2/15/2023	3,130,000	3,428,988
	Pennsylvania — 1.7%
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 10/1/2020	500,000	525,135
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2021	1,000,000	1,061,500
	East Penn School District (State Aid Withholding) GO, 2.00% due 9/15/2020	555,000	555,017
	Luzerne County Industrial Development Authority (Insured: AGM) GO, 5.00% due 12/15/2019 - 12/15/2020	1,000,000	1,034,950
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2020 - 5/1/2022	745,000	794,541
	Rhode Island — 0.7%
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2019	1,575,000	1,611,115
	South Carolina — 0.4%
	South Carolina Public Service Authority (Capital Improvement), Series A, 5.00% due 12/1/2021	515,000	552,270
	South Carolina Public Service Authority, Series C, 5.00% due 12/1/2023	295,000	327,583
	Tennessee — 0.6%
	Tennessee Energy Acquisition Corp. (The Gas Project), Series C, 5.00% due 2/1/2023	1,310,000	1,421,350
	Texas — 12.6%
	City of Brownsville (Water, Wastewater & Electric Utilities Systems), 5.00% due 9/1/2020	1,000,000	1,049,080
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2021	1,000,000	1,062,710
[c]	City of Houston (Combined Utility System), Series C, 2.114% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	3,200,000	3,180,896
	City of Houston GO, Series A, 5.00% due 3/1/2019	3,000,000	3,015,660
	City of San Antonio (Electric and Gas Systems),
[a]	2.25% due 2/1/2033 (put 12/1/2019)	1,000,000	1,002,240
[a]	Series C, 3.00% due 12/1/2045 (put 12/1/2019)	265,000	267,377
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	1,000,000	1,086,600
	County of La Salle (Insured: AGM) GO, 5.00% due 3/1/2019 - 3/1/2021	2,925,000	3,023,288
[a]	Dallas Independent School District (School District Buildings Renovations; Insured: PSF-GTD) GO, Series B-4, 5.00% due 2/15/2036 (put 2/15/2020)	325,000	335,670
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Service Corp.), 5.00% due 11/15/2020	1,145,000	1,206,956
[b]	Harris County Cultural Education Facilities Finance Corp., (Texas Medical Center; LOC JPMorgan Chase Bank, N.A.), Series B-1 1.75% due 9/1/2031 (put 1/2/2019)	3,325,000	3,325,000
	Houston Airport System Revenue, Series B, 5.00% due 7/1/2022 - 7/1/2023	780,000	864,167
[a]	Houston Independent School District, GO Series B-REM, 2.40% due 6/1/2036 (put 6/1/2021)	3,275,000	3,294,093
	North Texas Tollway Authority, Series A, 5.00% due 1/1/2022	1,000,000	1,084,650

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2021	$ 510,000	$ 544,017
	Texas Transportation Commission (Highway Improvements) GO, 4.00% due 8/29/2019	4,295,000	4,356,461
	Utah — 2.7%
[b]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series B, 1.70% due 5/15/2037 (put 1/2/2019)	2,100,000	2,100,000
[b]	Weber County (IHC Health Services, Inc. Obligated Group; SPA The Bank of NY Mellon), Series C, 1.70% due 2/15/2035 (put 1/2/2019)	4,100,000	4,100,000
	West Virginia — 1.1%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	1,000,000	996,100
[a]	West Virginia Economic Development Authority, (Appalachian Power Co.), 2.625% due 12/1/2042 (put 6/1/2022)	1,425,000	1,414,170
	Total Investments — 98.2% (Cost $224,407,781)		$224,403,160
	Other Assets Less Liabilities — 1.8%		4,015,008
	Net Assets — 100.0%		$228,418,168

Footnote Legend
a	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at December 31, 2018.
b	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
c	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrowed to Maturity
GO	General Obligation
HFA	Health Facilities Authority
JEA	Jacksonville Electric Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Low Duration Municipal Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Low Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Municipal Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 224,403,160	$ —	$ 224,403,160	$ —
Total Investments in Securities	$ 224,403,160	$ —	$ 224,403,160	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2018.

SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 98.9%
	Alabama — 0.8%
	Alabama Public School & College Authority (Education System Capital Improvements),
	Series A, 5.00% due 6/1/2019 - 6/1/2022	$ 20,865,000	$ 22,128,943
	Series B, 5.00% due 6/1/2019 - 6/1/2023	1,505,000	1,609,257
	Alabama State Board of Education (Calhoun Community College), 4.00% due 5/1/2019 - 5/1/2022	5,425,000	5,576,540
	East Alabama Health Care Authority GO, 5.00% due 9/1/2021 - 9/1/2022	2,045,000	2,191,673
	Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	3,375,000	3,383,775
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2025 - 9/1/2027	8,915,000	10,483,397
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,666,656
	Alaska — 0.3%
	Alaska Energy Authority (Bradley Lake Hydroelectric Project; Insured: AGM), 6.00% due 7/1/2020	1,790,000	1,893,802
	City of Valdez (BP Pipelines (Alaska), Inc. Project),
	5.00% due 1/1/2021	12,000,000	12,644,880
	Series B, 5.00% due 1/1/2021	6,485,000	6,833,504
	Arizona — 2.0%
	Arizona (Dignity Health) HFA, 5.00% due 7/1/2019 - 7/1/2020	2,655,000	2,696,566
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2022 - 12/1/2024	3,100,000	3,483,351
	Arizona Board of Regents (Arizona State University) COP,
	Series A, 5.00% due 9/1/2019 - 9/1/2023	18,235,000	19,923,286
	Series C, 5.00% due 6/1/2022	6,080,000	6,676,326
	Arizona Board of Regents (Northern Arizona University Projects) COP,
	3.00% due 9/1/2019	2,525,000	2,543,281
	5.00% due 9/1/2020 - 9/1/2023	6,825,000	7,418,786
	Arizona Board of Regents (University of Arizona) COP, 5.00% due 6/1/2022 - 6/1/2028	1,690,000	1,936,064
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2020 - 8/1/2024	1,925,000	2,133,496
	Arizona Transportation Board, Series A, 5.00% due 7/1/2019 - 7/1/2022	15,975,000	16,980,622
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2022 - 7/1/2025	8,580,000	9,847,786
	City of Tucson (Street and Highway Projects), Series A, 5.00% due 7/1/2022	2,135,000	2,352,407
	Pima County (Ina & Roger Road Wastewater Reclamation Facilities),
	Series A,
	3.00% due 7/1/2021 - 7/1/2022	2,525,000	2,604,077
	5.00% due 7/1/2020 - 7/1/2022	1,400,000	1,504,782
	Pima County (Sewer System & Fleet Services Facilities Expansion) COP, 5.00% due 12/1/2019 - 12/1/2022	4,760,000	5,090,837
	Pinal County (Detention and Training Facilities), Series A, 5.00% due 8/1/2019 - 8/1/2025	6,190,000	6,838,006
	Pinal County (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,433,530
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2026 - 1/1/2028	7,000,000	8,410,960
	Scottsdale (Scottsdale Healthcare) IDA, 5.00% due 9/1/2019	6,885,000	6,885,000
	State of Arizona Department of Administration (State Lottery; Insured: AGM), 5.00% due 7/1/2020	8,705,000	9,111,262
	Arkansas — 0.1%
	Board of Trustees of the University of Arkansas (Fayetteville Campus Athletic Facilities), 3.00% due 11/1/2023	615,000	639,987
	City of Fort Smith (Water and Sewer System Construction; Insured: AGM), 4.00% due 10/1/2019	1,670,000	1,695,134
	Jefferson County (Jefferson Regional Medical Center; Insured: AGM), 4.50% due 6/1/2019	1,580,000	1,595,342
	California — 9.9%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2021 - 12/1/2023	6,200,000	7,033,348
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,250,000	2,987,887
	Brentwood Infrastructure Financing Authority (Redevelopment Agency of the City of Brentwood; Insured: AGM), 5.25% due 11/1/2019	725,000	746,475
	Cabrillo (Educational Facilities; Insured: AMBAC) USD GO, Series A, Zero Coupon due 8/1/2021	1,000,000	947,090
	California (Community Developmental Disabilities Program; Insured: California Mtg Insurance) HFFA,
	5.50% due 2/1/2019	2,865,000	2,873,881
	5.75% due 2/1/2020 - 2/1/2021	3,670,000	3,889,136
	California (Dignity Health) HFFA,
	Series A,
	5.00% due 3/1/2020 - 3/1/2021	7,850,000	8,231,695
	5.25% due 3/1/2022	7,020,000	7,481,565
[a]	California (St. Joseph Health System) HFFA, Series D, 5.00% due 7/1/2043 (put 10/15/2020)	5,000,000	5,268,550
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2021	4,870,000	5,227,896
[b]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 2.404% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	5,000,000	5,014,350
	California State Economic Recovery GO, Series A, 5.00% due 7/1/2020 (pre-refunded 7/1/2019)	4,200,000	4,272,786
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2020 - 4/1/2021	2,475,000	2,601,648
	California State Public Works Board (California State University), Series A, 5.00% due 10/1/2020	1,000,000	1,056,100
	California State Public Works Board (Coalinga State Hospital), 5.00% due 6/1/2020 - 6/1/2022	22,240,000	24,068,611

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2021 - 11/1/2022	$ 10,825,000	$ 12,041,685
	California State Public Works Board (Various Capital Projects),
	Series A, 5.00% due 10/1/2021	1,000,000	1,084,450
	Series G, 5.00% due 11/1/2020 - 11/1/2021	3,250,000	3,490,288
	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series A, 5.00% due 4/1/2019	27,000,000	27,223,560
	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	10,125,000	9,143,381
	Central Valley Financing Authority (Carson Ice), 5.00% due 7/1/2019	1,750,000	1,780,065
	Chula Vista COP ETM, 5.25% due 3/1/2019	1,235,000	1,242,472
	City of Los Angeles (Cash Flow Management) GO, 4.00% due 6/27/2019	72,000,000	72,815,760
	Clovis (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2019	2,685,000	2,657,640
	Community Facilities District No. 86-1 of the Irvine (Educational Facilities; Insured: AGM) USD, 5.25% due 9/1/2019	3,000,000	3,071,850
	County of Los Angeles (Fiscal Year 2017-2018 Expenditures) GO, 4.00% due 6/28/2019	101,505,000	102,666,217
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project),
	5.00% due 12/1/2020 - 12/1/2024	26,635,000	29,962,120
	Series C, 5.00% due 6/1/2020 - 6/1/2024	8,960,000	10,074,094
	Escondido Union High School District (Insured: Natl-Re) GO, Zero Coupon due 11/1/2020	2,655,000	2,562,951
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD COP, Series B-2, 5.50% due 12/1/2019	7,040,000	7,280,698
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series A, 5.00% due 7/1/2023	8,950,000	10,172,928
	Series B, 5.00% due 7/1/2023	11,950,000	13,582,848
	Series D, 5.00% due 7/1/2022 - 7/1/2024	22,900,000	25,949,241
	Los Angeles County Public Works Financing Authority (Multiple Capital Projects), Series A, 5.00% due 8/1/2019	17,935,000	18,296,570
	Needles USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	895,736
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	5,027,315
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	35,000,000	36,597,050
	Northern California Power Agency (Hydroelectric Project), Series A, 5.00% due 7/1/2019 - 7/1/2020	2,325,000	2,364,430
	Palo Alto USD GO, Zero Coupon due 8/1/2019	1,000,000	990,210
	Palomar Community College District GO, Series B, Zero Coupon due 8/1/2021	2,560,000	2,439,450
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 4.00% due 6/28/2019	45,445,000	45,960,346
	Rocklin (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2022	3,910,000	3,618,158
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,265,000	3,533,709
	Sacramento City Financing Authority (Merged Downtown & Oak Park; Insured: Natl-Re), Zero Coupon due 12/1/2019 - 12/1/2021	4,520,000	4,360,003
	San Diego (Educational System Capital Projects; Insured: Natl-Re) GO, Series D-1, 5.50% due 7/1/2020	10,000,000	10,592,000
	San Diego Convention Center Expansion Financing Authority, Series A, 5.00% due 4/15/2020 - 4/15/2022	15,000,000	16,200,920
	Santa Ana (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2019	3,425,000	3,388,558
	Santa Fe Springs Community Development Commission (Consolidated Redevelopment Project; Insured: Natl-Re), Zero Coupon due 9/1/2024	7,000,000	6,071,380
	State of California (Various Purposes) GO, 5.00% due 9/1/2020 - 9/1/2021	15,000,000	15,976,850
	Tuolumne Wind Project Authority, Series A, 5.00% due 1/1/2019	2,000,000	2,000,000
	West Contra Costa (Educational Facilities; Insured: AGM) USD GO, Series C-1, Zero Coupon due 8/1/2022	4,000,000	3,714,560
	West Covina Redevelopment Agency (Fashion Plaza), 6.00% due 9/1/2022	5,110,000	5,509,960
	Colorado — 2.2%
	City & County of Denver (Buell Theatre Property) COP, 5.00% due 12/1/2020 - 12/1/2023	8,610,000	9,371,737
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP,
	4.00% due 12/15/2019 - 12/15/2020	1,000,000	1,032,646
	5.00% due 12/15/2021 - 12/15/2023	3,210,000	3,571,310
	City of Longmont, 6.00% due 5/15/2019	1,655,000	1,680,785
	Colorado (Northern Colorado Medical Center) HFA, 5.00% due 5/15/2025 - 5/15/2026	1,305,000	1,508,321
	Colorado (Northern Colorado Medical Center; Insured: AGM) HFA ETM, Series B-REMK, 5.25% due 5/15/2019	2,225,000	2,253,614
	Colorado Educational & Cultural Facilities Authority (National Conference of State Legislatures), 5.00% due 6/1/2020 - 6/1/2021	2,805,000	2,914,193
	El Paso County (Judicial Complex; Insured: AGM), 5.00% due 12/1/2022 - 12/1/2028	2,500,000	2,919,941
	El Paso County (Pikes Peak Regional Development Center) COP,
	4.00% due 12/1/2021	1,000,000	1,056,560
	5.00% due 12/1/2023	1,330,000	1,508,406
	El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2020 - 12/15/2024	1,950,000	2,193,176
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,738,309
	Park Creek Metropolitan District (Insured: AGM) ETM, 5.50% due 12/1/2019	1,000,000	1,033,180
	Regional Transportation District (FasTracks Transportation System) COP, 5.00% due 6/1/2019 - 6/1/2020	8,385,000	8,604,912
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2023 - 6/1/2024	8,000,000	8,943,800
	Regional Transportation District COP,
	Series A,
	5.50% due 6/1/2021	205,000	214,930
	5.50% due 6/1/2021 (pre-refunded 6/1/2020)	2,165,000	2,273,293
	State of Colorado COP, Series A, 5.00% due 9/1/2024 - 9/1/2028	4,610,000	5,411,909
	State of Colorado Education Loan Program,
	Series A,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	4.00% due 6/27/2019	$ 46,960,000	$ 47,455,428
	5.00% due 6/27/2019	24,905,000	25,287,790
	Connecticut — 1.4%
	City of Hartford (Various Public Improvements; Insured: AGM) GO,
	5.00% due 10/1/2022	1,765,000	1,930,981
	Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	2,054,217
	State of Connecticut 5.00% due 6/15/2023 - 6/15/2027	4,825,000	5,476,513
	State of Connecticut (Educational Facilities) GO, 5.00% due 9/1/2023 - 6/15/2025	35,950,000	40,225,619
	State of Connecticut (Various Capital Projects) GO,
	5.00% due 8/15/2024	1,845,000	2,029,666
	Series B, 5.00% due 5/15/2025 - 5/15/2027	24,500,000	27,641,380
[b]	Series D, 2.63% (MUNIPSA + 0.92%) due 9/15/2019	1,000,000	1,003,580
	State of Connecticut GO,
	5.00% due 6/15/2028	1,855,000	2,135,216
	Series E, 5.00% due 9/15/2028	2,560,000	2,953,088
	State of Connecticut Special Tax Revenue, Series B, 5.00% due 10/1/2021	2,200,000	2,362,492
	Delaware — 0.0%
	Delaware Transportation Authority (Transportation System), 5.00% due 7/1/2020 - 7/1/2022	1,940,000	2,111,162
	District of Columbia — 0.2%
	District of Columbia 5.00% due 12/1/2027	925,000	963,665
	District of Columbia (Insured: Syncora) GO, Series B, 5.25% due 6/1/2020	3,005,000	3,150,051
	District of Columbia (National Public Radio), Series A, 5.00% due 4/1/2019 - 4/1/2020	2,695,000	2,771,319
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2020 - 7/1/2028	6,705,000	7,673,566
	Florida — 6.5%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2022 - 7/1/2023	3,850,000	4,280,455
	Broward County (Airport, Marina & Port Improvements),
	4.00% due 10/1/2020	1,660,000	1,723,279
	5.00% due 10/1/2019 - 10/1/2020	3,000,000	3,134,500
	Broward County (Port Facilities), 5.50% due 9/1/2019	2,800,000	2,866,948
	Broward County School Board (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2021 - 7/1/2025	22,580,000	25,419,496
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,000,000	10,348,270
	Series C, 5.00% due 7/1/2025 - 7/1/2026	12,830,000	15,028,237
	Central Florida Expressway Authority, 5.00% due 7/1/2022 - 7/1/2026	4,100,000	4,664,381
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2022 - 10/1/2026	5,435,000	6,336,571
[c]	City of Gainesville (Utilities System; SPA Landesbank Hessen-Thuringen), Series C-REMK 12/14/15, 1.73% due 10/1/2026 (put 1/2/2019)	20,705,000	20,705,000
	City of Jacksonville, Series C, 5.00% due 10/1/2023	1,105,000	1,241,512
	City of Lakeland (Energy System; Insured: AGM), 5.00% due 10/1/2019 - 10/1/2020	6,695,000	6,904,146
	City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2019 - 11/15/2026	7,580,000	8,024,454
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2026 - 9/1/2028	2,675,000	3,170,860
	City of North Miami Beach (North Miami Beach Water Project), 5.00% due 8/1/2019 - 8/1/2021	3,430,000	3,568,047
	City of Orlando (Senior Tourist Development; Insured: AGM), 5.00% due 11/1/2023 - 11/1/2027	3,530,000	4,084,431
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University) ETM, 5.50% due 4/1/2019	1,705,000	1,720,464
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2019 - 4/1/2020	2,225,000	2,276,820
	Florida Higher Educational Facilities Financing Authority (University of Tampa), Series A, 5.00% due 4/1/2019 - 4/1/2022	1,845,000	1,906,468
	Florida State Board of Governors (University System Capital Improvements), Series A, 4.00% due 7/1/2020 - 7/1/2022	12,655,000	13,308,067
	Fort Myers Utility System Revenue,
	5.00% due 10/1/2023	990,000	1,068,626
	5.00% due 10/1/2023 (pre-refunded 10/1/2021)	2,370,000	2,562,847
	Highlands County Health Facilities Authority ETM, 5.00% due 11/15/2019	5,000	5,133
	Highlands County Health Facilities Authority, 5.00% due 11/15/2019	2,995,000	3,074,367
	Hillsborough County (Court Facilities), Series B, 5.00% due 11/1/2019 - 11/1/2021	13,945,000	14,725,132
	Hillsborough County (Jail and Storm Water Projects), Series A, 5.00% due 11/1/2021 - 11/1/2022	5,305,000	5,826,537
	Hillsborough County School Board (Master Lease Program) COP, 5.00% due 7/1/2027 - 7/1/2028	10,035,000	11,945,278
	Jacksonville Electric Authority (Electric System), Series A, 5.00% due 10/1/2023 - 10/1/2024	2,595,000	2,892,845
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,414,950
	Manatee County (County Capital Projects), 5.00% due 10/1/2021	2,775,000	2,998,471
	Manatee County (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2025	970,000	1,122,052
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,417,047
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2019 - 6/1/2024	10,965,000	11,647,162
	Miami Beach GO,
	4.00% due 9/1/2019 - 9/1/2021	3,760,000	3,850,358
	5.00% due 9/1/2020 - 9/1/2022	4,720,000	4,993,629
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,835,275

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Miami-Dade County (Professional Sports Franchise Facilities; Insured: AGM), Series C, Zero Coupon due 10/1/2019	$ 2,170,000	$ 2,135,410
	Miami-Dade County (Transit System), 5.00% due 7/1/2023 - 7/1/2025	10,215,000	11,803,884
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	4,000,000	4,566,640
	Miami-Dade County Expressway Authority (Toll System; Insured: AGM), 5.00% due 7/1/2019	7,530,000	7,647,317
[c]	Miami-Dade County Industrial Development Authority (Florida Power & Light Co.), 1.75% due 6/1/2021 (put 1/2/2019)	12,300,000	12,300,000
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2022 - 5/1/2024	15,535,000	17,420,321
[a]	5.00% due 5/1/2031 (put 5/1/2024)	2,550,000	2,875,558
	Series C, 5.00% due 5/1/2025	15,000,000	17,324,100
	Orange County (Orlando Health, Inc.) HFA,
	5.25% due 10/1/2019	6,050,000	6,196,652
	5.375% due 10/1/2023	4,150,000	4,258,771
	Orange County (Orlando Health, Inc.; Insured: Natl-Re) HFA ETM, 6.25% due 10/1/2021	1,190,000	1,276,216
	Orange County School Board (Educational Facilities) COP, Series D, 5.00% due 8/1/2019 - 8/1/2025	10,795,000	11,848,076
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2020	600,000	629,418
	Palm Beach County School Board (Educational Facilities) COP,
	Series B, 5.00% due 8/1/2022 - 8/1/2024	10,370,000	11,770,582
	Series C,
	4.00% due 8/1/2019 - 8/1/2021	4,775,000	4,981,744
	5.00% due 8/1/2020 - 8/1/2022	2,750,000	2,974,922
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2021 - 8/1/2026	10,130,000	11,492,776
	Polk County (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	1,420,000	1,573,445
	Polk County (Water and Wastewater Utility Systems; Insured: AGM),
	3.00% due 10/1/2021	3,125,000	3,196,187
	4.00% due 10/1/2020	3,100,000	3,216,002
	Reedy Creek Improvement District (Buena Vista Drive Corridor Improvements), 5.00% due 6/1/2023	1,940,000	2,178,426
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2021 - 6/1/2025	4,210,000	4,800,367
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2021 - 10/1/2023	2,575,000	2,833,163
	South Florida Water Management District (Everglades Restoration Plan) COP, 5.00% due 10/1/2019 - 10/1/2022	7,030,000	7,507,576
	South Lake County Hospital District, 5.00% due 10/1/2025	4,140,000	4,295,954
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), 5.00% due 9/1/2021 - 9/1/2024	7,275,000	8,056,433
	Sunshine State Governmental Financing Commission (Miami-Dade County Program; Insured: AGM), 5.00% due 9/1/2021	5,000,000	5,381,300
	Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	3,000,000	3,071,940
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), 5.00% due 10/15/2023 - 10/15/2025	1,750,000	1,988,976
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.; Insured: AGM) ETM, 5.00% due 10/15/2019	2,350,000	2,408,351
	Volusia County School Board (University High School, River Springs Middle School) COP, 5.00% due 8/1/2024	1,000,000	1,141,130
	Georgia — 1.2%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC),
	4.00% due 6/15/2020	395,000	407,439
	5.00% due 6/15/2019	400,000	405,868
	Athens-Clarke County Unified Government Development Authority (UGAREF Central Precinct, LLC), 5.00% due 6/15/2022 - 6/15/2024	1,790,000	2,001,277
	City of Atlanta (Airport Passenger Facility),
	5.00% due 1/1/2024 - 1/1/2025	3,850,000	4,381,373
	Series B, 5.00% due 1/1/2023 - 1/1/2025	2,645,000	2,986,367
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2020 - 12/1/2024	4,100,000	4,511,819
	City of Atlanta (BeltLine Project), Series A, 5.00% due 1/1/2020 - 1/1/2021	585,000	602,135
	City of Atlanta (Hartsfield-Jackson Atlanta International Airport),
	Series B, 5.00% due 1/1/2020 - 1/1/2021	13,000,000	13,397,830
	Series C,
	5.00% due 1/1/2019	3,145,000	3,145,000
	5.25% due 1/1/2020	5,000,000	5,168,250
	5.50% due 1/1/2021	3,525,000	3,774,359
	City of Atlanta (Water & Wastewater System),
	5.00% due 11/1/2021 - 11/1/2025	6,630,000	7,435,948
	6.00% due 11/1/2019	5,650,000	5,846,337
	Fulton County Development Authority (Georgia Tech Athletic Association), 5.00% due 10/1/2022	4,550,000	4,984,752
	Fulton County Facilities Corp. (Public Purpose Project) COP, 5.00% due 11/1/2019	6,600,000	6,772,590
	Hospital Authority of Gwinnett County (Gwinnett Hospital System, Inc.; Insured: AGM), Series A, 5.00% due 7/1/2023	5,000,000	5,059,550
[a]	Monroe County Development Authority (Gulf Power Co.), 2.00% due 9/1/2037 (put 6/25/2020)	1,300,000	1,292,486
	Guam — 0.7%
	Government of Guam (Economic Development), 5.00% due 1/1/2019	680,000	680,000
	Government of Guam (Layon Solid Waste Disposal Facility ETM, Series A, 5.50% due 12/1/2019	2,000,000	2,067,280
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2019 - 11/15/2024	18,450,000	19,845,873
	Guam Government Waterworks Authority (Water & Wastewater System Improvements), 5.25% due 7/1/2020 - 7/1/2023	1,995,000	2,159,821

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Guam Government, 5.00% due 1/1/2025	$ 305,000	$ 319,756
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	5,070,000	5,597,267
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2019 - 10/1/2022	8,840,000	9,528,843
	Hawaii — 1.3%
	City and County of Honolulu (Capital Improvements) GO ETM, 5.00% due 11/1/2022	1,750,000	1,948,643
	City and County of Honolulu (Capital Improvements) GO, 5.00% due 11/1/2019 - 11/1/2022	21,350,000	22,900,987
[b]	City and County of Honolulu (Rail Transit Project) GO, 2.03% (MUNIPSA + 0.32%) due 9/1/2025 - 9/1/2028 (put 9/1/2020)	17,075,000	17,068,340
	County of Hawaii (Capital Improvements) GO,
	5.00% due 9/1/2023	800,000	905,136
	Series B, 5.00% due 9/1/2023	1,500,000	1,697,130
	Series C, 5.00% due 9/1/2021 - 9/1/2026	7,250,000	8,216,903
	Series D, 5.00% due 9/1/2023 - 9/1/2026	4,515,000	5,243,995
	Series E, 5.00% due 9/1/2021 - 9/1/2026	6,180,000	6,918,514
	State of Hawaii (Hawaiian Home Lands Settlement) GO ETM,
	Series DZ, 5.00% due 12/1/2019	1,545,000	1,588,600
	Series DZ-2017, 5.00% due 12/1/2019	60,000	61,721
	State of Hawaii (Hawaiian Home Lands Settlement) GO,
	Series DZ, 5.00% due 12/1/2022 (pre-refunded 12/1/2021)	4,000,000	4,347,551
	Series DZ-2017, 5.00% due 12/1/2019	1,395,000	1,435,274
	Series EA, 5.00% due 12/1/2020 - 12/1/2021	5,500,000	5,915,605
	Idaho — 0.3%
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2022 - 12/1/2024	4,200,000	4,736,312
[a]	Regents of the University of Idaho, 5.25% due 4/1/2041 (put 4/1/2021)	12,600,000	13,410,936
	Illinois — 6.6%
	Board of Education of the City of Chicago (Educational Facilities; Insured: BHAC) GO, Zero Coupon due 12/1/2020	12,000,000	11,432,760
	Board of Trustees of Southern Illinois University (Housing & Auxiliary Facilities; Insured: Natl-re), Series A, 5.25% due 4/1/2020	1,000,000	1,030,830
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2022 - 1/1/2024	3,700,000	4,075,203
	Chicago O’Hare International Airport (2015 Airport Projects), Series B, 5.00% due 1/1/2019 - 1/1/2021	8,350,000	8,600,992
	Chicago O’Hare International Airport (2016 Airport Projects),
	Series B, 5.00% due 1/1/2019	8,500,000	8,500,000
	Series C, 5.00% due 1/1/2027	1,750,000	2,015,808
	Chicago O’Hare International Airport (Capital Development Programs), Series B, 5.00% due 1/1/2022 (pre-refunded 1/1/2021)	5,835,000	6,199,162
	Chicago Park District Series B 5.00% due 1/1/2020	3,185,000	3,262,077
	Chicago Park District (Capital Improvement Plan) GO,
	4.00% due 1/1/2019 - 1/1/2020	1,635,000	1,646,125
	5.00% due 1/1/2023 - 1/1/2025	5,350,000	5,821,207
	Series B,
	4.00% due 1/1/2019 - 1/1/2020	4,475,000	4,512,264
	5.00% due 1/1/2021 - 1/1/2024	7,270,000	7,733,622
	Series C, 5.00% due 1/1/2022 - 1/1/2023	5,155,000	5,522,252
	Series D, 5.00% due 1/1/2020	530,000	542,826
	Chicago Park District GO,
	Series D 5.00% due 1/1/2021	1,790,000	1,869,422
	Series D, 5.00% due 1/1/2024	1,060,000	1,156,630
	Chicago School Reform Board of Trustees of the Board of Education (School District Capital Improvement Program; Insured: Natl-Re) GO, Series A, 5.25% due 12/1/2021	1,500,000	1,593,375
	City of Chicago (Chicago Midway Airport), Series B, 5.00% due 1/1/2023 - 1/1/2024	22,275,000	24,547,736
	City of Chicago (Project Fund), Series A, 5.00% due 1/1/2024 - 1/1/2027 (pre-refunded 1/1/2020)	17,850,000	18,399,780
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2021 - 1/1/2023	2,410,000	2,511,145
	City of Chicago (Wastewater Transmission System), Series C-REMK-10/, 5.00% due 1/1/2019 - 1/1/2025	19,500,000	21,204,902
	City of Chicago (Wastewater Transmission System; Insured: BHAC), Series A, 5.50% due 1/1/2020	1,400,000	1,404,144
	City of Chicago (Water System),
	5.00% due 11/1/2027	6,250,000	7,102,062
	Series 2017-2, 5.00% due 11/1/2020 - 11/1/2024	4,150,000	4,484,101
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,303,100
	City of Mount Vernon (Various Municipal Capital Improvements; Insured: AGM) GO, 4.00% due 12/15/2019 - 12/15/2021	3,425,000	3,527,806
	City of Waukegan (Lakehurst Redevelopment Project; Insured: AGM) GO, Series A, 5.00% due 12/30/2019 - 12/30/2022	6,035,000	6,419,644
	Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2021 - 12/1/2024	10,935,000	12,193,641
	Community College District No. 516 (Waubonsee Community College) GO,
	4.50% due 12/15/2020	1,325,000	1,389,329
	5.00% due 12/15/2021	6,175,000	6,697,528
	Community High School District No. 127 (Lake County-Grayslake Educational Facilities.; Insured: Syncora) GO, 7.375% due 2/1/2020	1,000,000	1,056,560
	Community Unit School District No. 200 (DuPage County Educational Facilities; Insured: FSA) GO, Series D, 5.25% due 10/1/2023	1,000,000	1,022,590
	Community Unit School District No. 302 (Kane & DeKalb County Educational Facilities; Insured: Natl-Re) GO, Zero Coupon due 2/1/2021	3,165,000	3,011,308

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Community Unit School District No. 428 (DeKalb County Educational Facilities) GO, Zero Coupon due 1/1/2021	$ 6,140,000	$ 5,787,503
	Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,889,945
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2020 - 12/1/2024	8,020,000	8,491,494
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,559,722
	Cook County School District No.170 (Insured: AGM) GO., Series D, 5.00% due 12/1/2024	1,190,000	1,316,652
	County of Cook (Capital Improvement Plan) GO,
	Series A, 5.00% due 11/15/2021	5,000,000	5,359,350
	Series C,
	4.00% due 11/15/2020 - 11/15/2022	3,925,000	4,098,147
	5.00% due 11/15/2020 - 11/15/2022	9,195,000	9,668,943
	Series D, 5.00% due 11/15/2019	3,690,000	3,781,327
	County of Cook Sales Tax Revenue, 5.00% due 11/15/2028	2,250,000	2,634,277
	Du Page County High School District No. 88 (Addison Trail and Willowbrook High Schools),GO 3.00% due 1/15/2020	2,630,000	2,655,932
	Forest Preserve District of Cook County GO, Series A, 5.00% due 11/15/2021	1,500,000	1,595,790
	Forest Preserve District of DuPage County GO, 5.00% due 11/1/2020 - 11/1/2024	9,455,000	10,637,477
	Illinois Finance Authority (Advocate Health Care),
	5.00% due 8/1/2023 - 8/1/2025	2,765,000	3,147,309
[a]	Series A-1, 5.00% due 11/1/2030 (put 1/15/2020)	1,250,000	1,287,900
	Series D, 5.00% due 4/1/2020 (pre-refunded 4/1/2019)	1,315,000	1,325,336
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2020 - 11/15/2025	3,020,000	3,409,352
	Illinois Finance Authority (Trinity Health), Series L, 4.00% due 12/1/2021	1,000,000	1,054,820
	Illinois State Toll Highway Authority,
	Series A-1, 5.00% due 1/1/2025	6,500,000	6,692,985
	Series D, 5.00% due 1/1/2023 - 1/1/2024	10,500,000	11,803,530
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO ETM, Zero Coupon due 12/1/2021	765,000	722,152
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO, Zero Coupon due 12/1/2021	1,235,000	1,149,155
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	8,020,083
	McHenry County Conservation District GO, 5.00% due 2/1/2021 - 2/1/2025	4,325,000	4,765,714
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series B, 5.00% due 12/15/2020	4,000,000	4,151,120
	Metropolitan Water Reclamation District of Greater Chicago GO, Series E-GREEN BOND 5.00% due 12/1/2025	1,000,000	1,156,380
	Railsplitter Tobacco Settlement Authority,
	5.00% due 6/1/2019	22,000,000	22,253,660
	5.125% due 6/1/2019	6,780,000	6,861,631
	State of Illinois (Build Illinois),
	Series A, 5.00% due 6/15/2023	5,825,000	6,236,594
	Series B 5.00% due 6/15/2019	1,285,000	1,300,600
	Series B, 5.00% due 6/15/2021 (pre-refunded 6/15/2019)	9,945,000	10,087,810
	State of Illinois (Insured: BAM-TCRS National), Series BAM-TCRS, 6.00% due 6/15/2026	3,455,000	4,081,633
	State of Illinois, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	21,812,700
	Town of Cicero Cook County (Cicero and Laramie Development Areas; Insured: AGM) GO, Series A, 5.00% due 1/1/2019 - 1/1/2021	4,700,000	4,802,366
	University of Illinois Board of Trustees (Insured: AGM) COP, Series B, 5.00% due 10/1/2019	955,000	964,770
	Village of Tinley Park GO, 4.00% due 12/1/2022	625,000	664,756
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2023 - 1/1/2025	21,125,000	23,704,483
	Indiana — 1.5%
	Avon Community School Building Corp.,
	4.00% due 7/15/2019	1,000,000	1,011,350
	5.00% due 7/15/2021 - 7/15/2027	6,730,000	7,570,668
	Board of Trustees for the Vincennes University, Series J, 5.00% due 6/1/2020	1,000,000	1,044,090
	City of Carmel Redevelopment Authority (Road and Intersection Improvements), 5.00% due 8/1/2021 - 8/1/2022	4,915,000	5,320,779
	City of Carmel Redevelopment District (CFP Energy Center, LLC Installment Purchase Agreement) COP, 5.75% due 7/15/2022 (pre-refunded 1/15/2021)	1,855,000	1,946,173
	Duneland School Building Corp. (State Aid Withholding), Zero Coupon due 2/1/2020 - 8/1/2021	12,480,000	11,987,603
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2021 - 1/15/2024	3,210,000	3,536,821
	Indiana Bond Bank (Columbus Learning Center), 5.00% due 8/1/2021	1,300,000	1,391,520
	Indiana Finance Authority (Community Health Network), Series A, 5.00% due 5/1/2019 - 5/1/2022	6,130,000	6,441,014
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2021 - 10/1/2024	2,000,000	2,237,410
	Indiana Finance Authority (Indiana University Health System),
	Series N,
	5.00% due 3/1/2020 - 3/1/2021	14,880,000	15,704,663
	5.00% due 3/1/2022 (pre-refunded 3/1/2021)	3,240,000	3,455,168
	Indiana Finance Authority (Marian University Health Sciences), 5.00% due 9/15/2019 - 9/15/2021	5,815,000	6,068,645
	Indiana Finance Authority (Parkview Health System), 5.00% due 5/1/2022	1,135,000	1,238,413

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Indiana Municipal Power Agency (Power Supply System), Series A, 5.00% due 1/1/2026 - 1/1/2028	$ 4,235,000	$ 5,019,921
	Knox Middle School Building Corp. (Insured: Natl-Re) (State Aid Withholding), Zero Coupon due 1/15/2020	1,295,000	1,260,372
	Lake Central Multi-District School Building Corp. (Educational Facilities) (State Aid Withholding),
	Series B,
	4.00% due 1/15/2019 - 1/15/2022	5,050,000	5,213,734
	5.00% due 7/15/2019 - 7/15/2022	5,100,000	5,371,415
	Perry Township Multischool Building Corp. (Educational Facilities) (State Aid Withholding),
	3.00% due 1/10/2019	1,000,000	1,000,230
	4.00% due 7/10/2019	1,000,000	1,011,060
	5.00% due 7/10/2020 - 7/10/2021	3,090,000	3,259,929
	Zionsville Community Schools Building Corp. (Insured: AGM) (State Aid Withholding), 5.00% due 7/15/2019	560,000	564,844
	Iowa — 0.3%
	Des Moines Independent Community School District (School Infrastructure; Insured: AGM), 4.00% due 6/1/2019 - 6/1/2022	14,125,000	14,468,788
	Iowa Finance Authority (Genesis Health System), 5.00% due 7/1/2022 - 7/1/2024	6,085,000	6,731,911
	Kansas — 1.0%
	Kansas (National Bio and Agro-Defense Facility) DFA, 5.00% due 4/1/2020 - 4/1/2025	39,450,000	43,083,260
	Kansas (New Jobs Training; Insured: BAM) DFA, 5.00% due 12/1/2020	1,500,000	1,542,060
	Seward County No. 480 USD GO, Series B, 5.00% due 9/1/2024 - 9/1/2027	6,120,000	7,090,350
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2022 - 9/1/2024	3,600,000	4,009,966
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	6,665,938
	Kentucky — 3.3%
	Commonwealth of Kentucky State Property and Buildings Commission (Project No. 112), Series B, 5.00% due 11/1/2021 - 11/1/2026	61,960,000	69,861,299
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2019 - 10/1/2023	21,680,000	20,353,461
[a]	Kentucky Public Energy Authority (Gas Supply System), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	77,500,000	81,278,900
	Lexington-Fayette Urban County Government Public Facilities Corp. (Eastern State Hospital), Series A, 5.00% due 6/1/2022	6,165,000	6,571,088
[a]	Louisville/Jefferson County Metropolitan Government (Louisville Gas and Electric Company), 1.50% due 10/1/2033 (put 4/1/2019)	14,725,000	14,701,440
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare, Inc.), 5.00% due 10/1/2024 - 10/1/2026	5,200,000	5,987,510
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2025 - 7/1/2026	5,615,000	6,481,177
	Louisiana — 2.5%
	City of Bossier (Public Improvements; Insured: AGM), Series ST-2010, 4.50% due 12/1/2021	2,240,000	2,389,699
	City of Lafayette (Utilities System Improvements), 5.00% due 11/1/2019	1,000,000	1,025,230
	City of New Orleans (Public Improvements) GO,
	4.00% due 12/1/2019	750,000	762,915
	5.00% due 12/1/2020 - 12/1/2021	2,515,000	2,682,441
	City of New Orleans (Public Improvements; Insured: AGM) GO, 5.00% due 12/1/2019 - 12/1/2021	12,030,000	12,746,460
	City of Shreveport (Water and Sewer System; Insured: BAM), Series A, 5.00% due 12/1/2020 - 12/1/2024	31,150,000	34,104,088
	East Baton Rouge Sewerage Commission (Wastewater System Improvements), Series B, 5.00% due 2/1/2023 - 2/1/2025	2,150,000	2,432,341
	Ernest N. Morial - New Orleans Exhibition Hall Authority (Convention Center), 5.00% due 7/15/2020 - 7/15/2023	3,780,000	4,068,619
	Louisiana Energy & Power Authority (LEPA Unit No. 1 Power; Insured: AGM), Series A, 5.00% due 6/1/2022 - 6/1/2023	1,750,000	1,940,235
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2020 - 1/1/2023	4,240,000	4,519,126
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Bossier Parish Community College - Campus Facilities, Inc. Project),
	4.00% due 12/1/2019	1,310,000	1,334,353
	5.00% due 12/1/2020	1,200,000	1,267,620
	Louisiana Local Govt Environmental Facilities & Community Development Authority (LCTCS Act 391 Project; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2027	19,015,000	21,748,558
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Town of Vinton Public Power Authority; Insured: AGM) ETM, 4.50% due 10/1/2019	1,000,000	1,019,930
	Louisiana Public Facilities Authority (Hurricane Recovery Program), 5.00% due 6/1/2022 - 6/1/2023	7,945,000	8,794,843
	Louisiana State Office Facilities Corp. (State Capitol), Series A, 5.00% due 5/1/2021	4,595,000	4,762,304
	New Orleans Regional Transit Authority (Streetcar Rail Lines; Insured: AGM), 5.00% due 12/1/2019 - 12/1/2022	3,110,000	3,256,665
	Parish of LaFourche (Roads, Highways & Bridges), 5.00% due 1/1/2019 - 1/1/2023	1,525,000	1,613,603
	Parish of Orleans School District (Insured: AGM) GO, 5.00% due 9/1/2020	3,840,000	4,031,693
	Parish of Plaquemines Law Enforcement District GO,
	5.00% due 9/1/2019	515,000	523,951
	5.00% due 9/1/2021 (pre-refunded 9/1/2019)	1,115,000	1,138,538
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	16,395,000	17,046,537
	Parish of Terrebonne Hospital Service District No. 1 (Terrebonne General Medical Center),
	5.00% due 4/1/2019 - 4/1/2021	3,295,000	3,360,248
	5.00% due 4/1/2021 (pre-refunded 4/1/2020)	835,000	866,763
	Shreveport Water & Sewer Revenue Series C 5.00% due 12/1/2024 - 12/1/2026	2,420,000	2,774,982
	State of Louisiana GO, 5.00% due 8/1/2021	11,175,000	12,036,481
	Maine — 0.1%
	Maine Governmental Facilities Authority (Augusta & Machias Courthouses), 5.00% due 10/1/2020 - 10/1/2023	5,180,000	5,655,348
	Maryland — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Maryland Economic Development Corp. (Public Health Laboratory),
	4.00% due 6/1/2022	$ 8,245,000	$ 8,647,109
	5.00% due 6/1/2021	8,725,000	9,374,315
	Prince County George’s 5.00% due 9/15/2026	6,110,000	7,339,454
	State of Maryland GO, Series B 5.00% due 8/1/2024	6,955,000	8,054,933
	Massachusetts — 1.1%
	Berkshire Wind Power Cooperative Corp.,
	5.00% due 7/1/2019	2,765,000	2,807,387
	5.00% due 7/1/2020 (pre-refunded 1/1/2020)	2,965,000	3,059,287
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	10,523,653
	Massachusetts Development Finance Agency (CareGroup Healthcare System), Series H-1, 5.00% due 7/1/2020	5,000,000	5,213,750
	Massachusetts Development Finance Agency (CareGroup Healthcare), Series I, 5.00% due 7/1/2023 - 7/1/2026	11,020,000	12,415,051
	Massachusetts Development Finance Agency (Dominion Energy Brayton Point Station Units 1 and 2), 5.75% due 12/1/2042 (pre-refunded 5/1/2019)	2,000,000	2,026,560
	Massachusetts Development Finance Agency (Mount Auburn Hospital Health Records System), Series H-1, 5.00% due 7/1/2022 - 7/1/2025	15,265,000	16,989,782
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.25% due 10/1/2023	595,000	671,160
	Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	7,500,000	7,779,300
	Massachusetts Housing Finance Agency (Low and Moderate Income Housing), Series B, 2.00% due 6/1/2019	3,600,000	3,600,144
	Michigan — 2.6%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2022 - 11/15/2025	1,870,000	2,125,566
	Byron Center Michigan Public Schools (Insured: AGM/Q-SBLF), 4.00% due 5/1/2020	1,000,000	1,028,980
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.00% due 11/1/2022	600,000	659,244
	County of Livingston (Howell Public Schools; Insured: Q-SBLF) GO, 4.00% due 5/1/2020 - 5/1/2021	2,000,000	2,073,660
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital; Insured: AGM),
	5.00% due 5/15/2020 - 5/15/2021	2,785,000	2,887,337
	5.00% due 5/15/2021 (pre-refunded 5/15/2020)	1,300,000	1,353,365
	Livonia Public Schools School District (School Building & Site) GO,
	Series I,
	4.00% due 5/1/2020	800,000	821,800
	5.00% due 5/1/2021	900,000	954,324
	Michigan Finance Authority (Beaumont Health Credit Group), 5.00% due 8/1/2023 - 8/1/2025	18,800,000	21,333,742
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,154,330
	Michigan Finance Authority (Trinity Health Credit Group), 5.00% due 12/1/2022 - 12/1/2028	10,500,000	12,079,100
	Michigan Finance Authority (Ypsilanti Community Schools), 5.00% due 8/1/2019 - 8/1/2022	5,040,000	5,324,119
	Michigan Municipal Bond Authority (Clean Water Fund), 5.00% due 10/1/2020	35,000	35,503
	Michigan State Building Authority (Facilities Program), Series I, 5.00% due 4/15/2023 - 4/15/2026	4,305,000	4,965,547
[a]	Michigan State Hospital Finance Authority (Ascension Health), Series F-2-REM, 1.90% due 11/15/2047 (put 4/1/2021)	2,900,000	2,876,597
	Michigan Strategic Fund (Detroit Edison Company; Insured: AMBAC), 7.00% due 5/1/2021	4,115,000	4,542,837
	Novi Community School District (Michigan School Bond Qualification and Loan Program; Insured: Q-SBLF) GO, 5.00% due 5/1/2019	800,000	808,512
	Plymouth-Canton Community Schools (Insured: Q-SBLF) GO,
	Series A,
	4.00% due 5/1/2019	1,000,000	1,007,290
	5.00% due 5/1/2020	1,000,000	1,041,640
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), 5.00% due 9/1/2020 - 9/1/2024	6,940,000	7,607,134
	School District of the City of Dearborn (Insured: Q-SBLF) (State Aid Withholding) GO,
	3.00% due 5/1/2019	445,000	446,758
	4.00% due 5/1/2020 - 5/1/2023	2,080,000	2,196,873
	School District of the City of Detroit (Wayne County School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2020 - 5/1/2022	9,200,000	9,799,026
	Sparta Area Schools, Counties of Kent and Ottawa (School Building & Site; Insured: Q-SBLF) GO, 5.00% due 5/1/2020	1,335,000	1,390,055
	St. Johns Public Schools (Insured: Natl-Re/FGIC/Q-SBLF) GO, 5.00% due 5/1/2021	1,000,000	1,039,010
	State Building Authority of the State of Michigan (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2020 - 10/15/2023	12,715,000	14,227,940
	Utica Community Schools County of Macomb (Technology Infrastructure Improvements; Insured: Q-SBLF) GO, 4.00% due 5/1/2019	9,925,000	9,994,078
	Warren Consolidated School District (Insured: Q-SBLF) GO, 5.00% due 5/1/2020 - 5/1/2021	2,000,000	2,106,790
	Wayne County Airport Authority (Detroit Metropolitan Airport),
	Series C,
	5.00% due 12/1/2019	12,645,000	13,008,797
	5.50% due 12/1/2020	4,395,000	4,695,618
	Series D, 5.50% due 12/1/2019 - 12/1/2020	5,715,000	6,014,568
	Wayne State University, Series A, 5.00% due 11/15/2023 - 11/15/2026	17,480,000	20,222,668
	Minnesota — 0.5%
	City of St. Cloud (CentraCare Health System), Series A, 5.00% due 5/1/2019 - 5/1/2020	6,805,000	6,974,612
[c]	City of St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group; LOC JPMorgan Chase Bank, N.A.), Series B-1, 1.75% due 11/15/2035 (put 1/2/2019)	3,125,000	3,125,000
	City of St. Paul Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare Project), 5.25% due 2/1/2020 (pre-refunded 2/1/2019)	2,010,000	2,015,467
	Le Sueur-Henderson No. 2397 (Minnesota School District Credit Enhancement Program) ISD, 3.00% due 4/1/2021	1,125,000	1,148,805

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Northern Municipal Power Agency (Electric System), Series A1, 5.00% due 1/1/2019 - 1/1/2020	$ 8,500,000	$ 8,608,150
	Port Authority of the City of St. Paul (Minnesota Andersen Office Building), Series 3, 5.00% due 12/1/2021 - 12/1/2022	2,215,000	2,438,549
	Port Authority of the City of St. Paul (Minnesota Freeman Office Building), Series 2, 5.00% due 12/1/2019 - 12/1/2020	4,675,000	4,893,352
	St. Paul Housing and Redevelopment Authority (HealthPartners), 5.00% due 7/1/2023 - 7/1/2025	1,850,000	2,096,659
	Mississippi — 0.3%
	Mississippi Development Bank (MDOT-Harrison County Highway), Series A-GA, 5.00% due 1/1/2020 - 1/1/2023	6,500,000	6,918,200
	Mississippi Development Bank (MDOT-Madison County Highway), 5.00% due 1/1/2020 - 1/1/2023	5,250,000	5,600,110
	Mississippi Development Bank, 5.00% due 10/1/2024 - 10/1/2028	2,400,000	2,780,151
	Missouri — 0.8%
	Cass County COP,
	4.50% due 5/1/2019	1,270,000	1,280,490
	5.00% due 5/1/2020 - 5/1/2021	4,005,000	4,155,377
	Jackson County (Parking Facility Projects), 4.00% due 12/1/2019 - 12/1/2021	1,500,000	1,564,635
	Kansas City Municipal Assistance Corp. (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC), Series B-1, Zero Coupon due 4/15/2021 - 4/15/2022	15,095,000	14,126,990
	Missouri Development Finance Board (City of Independence Electric System),
	Series B, 5.00% due 6/1/2019 - 6/1/2020	2,790,000	2,854,450
	Series F, 4.00% due 6/1/2019 - 6/1/2022	7,885,000	8,164,549
	Missouri Health and Educational Facilities Authority (Children’s Mercy Hospital),
	5.00% due 5/15/2019 - 5/15/2020	1,170,000	1,183,473
	5.00% due 5/15/2020 (pre-refunded 5/15/2019)	830,000	839,919
	Platte County (Community & Resource Centers), 5.00% due 4/1/2019 - 4/1/2021	4,440,000	4,275,230
	Southeast Missouri State University (City of Cape Girardeau Campus System Facilities), 5.00% due 4/1/2020	2,825,000	2,929,977
	Special Administrative Board of the Transitional School District of the City of St. Louis (State Aid Withholding) GO, 4.00% due 4/1/2019 - 4/1/2022	8,570,000	8,921,726
	Nebraska — 1.0%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	48,000,000	52,327,680
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2022 - 11/1/2025	6,980,000	7,833,750
	Nevada — 3.3%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2019 - 9/1/2027	6,155,000	6,653,268
	Clark County Department of Aviation, Series A, 5.00% due 7/1/2021	1,855,000	1,991,157
	Clark County School District (Acquisition of Transportation & Technology Equipment) GO,
	Series C, 5.00% due 6/15/2022	2,560,000	2,792,397
	Series D, 5.00% due 6/15/2021 - 6/15/2022	47,150,000	50,962,877
	Series E, 5.00% due 6/15/2021	21,405,000	22,847,911
	Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	3,000,000	3,000,000
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023 - 7/1/2026	6,205,000	7,124,428
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2023 - 6/1/2026	55,955,000	64,392,609
	Series B, 5.00% due 12/1/2025	20,000,000	23,331,000
	Series C, 5.00% due 6/1/2020 - 6/1/2021	9,255,000	9,818,344
	Series D, 5.00% due 6/1/2019 - 6/1/2020	6,080,000	6,318,760
	Washoe County (Reno-Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2021 - 7/1/2022	4,200,000	4,518,740
	New Hampshire — 0.1%
	New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020 - 8/15/2022	3,770,000	4,137,381
	New Hampshire Turnpike System, Series B, 5.00% due 2/1/2020 - 2/1/2021	2,260,000	2,371,683
	New Jersey — 2.2%
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO,
	Series A,
	4.00% due 8/1/2020 - 8/1/2021	5,455,000	5,683,745
	5.00% due 8/1/2022 - 8/1/2023	4,985,000	5,532,005
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re), 5.50% due 10/1/2024	5,000,000	5,879,750
	Hudson County Improvement Authority (Hudson County Lease; Insured: AGM),
	4.75% due 10/1/2019	4,390,000	4,483,595
	5.375% due 10/1/2020	2,020,000	2,130,514
	New Jersey (New Jersey Transit Corporation) EDA, Series B, 5.00% due 11/1/2024	8,000,000	8,831,360
	New Jersey (School Facilities Construction) EDA ETM, 5.00% due 9/1/2020	365,000	383,100
	New Jersey (School Facilities Construction) EDA,
	5.00% due 9/1/2020	135,000	140,769
	Series G, 5.75% due 9/1/2023 (pre-refunded 3/1/2021)	4,955,000	5,352,540
	Series GG, 5.75% due 9/1/2023	550,000	585,084
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series K, 5.50% due 12/15/2019	5,525,000	5,688,540
	New Jersey Health Care Facilities Financing Authority (Virtua Health Issue), 5.00% due 7/1/2023 - 7/1/2024	1,535,000	1,734,249
	New Jersey Higher Educational Assistance Authority, Series 1A, 5.25% due 12/1/2019	5,650,000	5,812,268
	New Jersey Transit Corp. (Urban Public Transportation Capital Improvement), Series A, 5.00% due 9/15/2021	3,395,000	3,609,666

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[b]	2.91% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	$ 6,250,000	$ 6,305,375
	5.00% due 6/15/2020 - 6/15/2028	43,525,000	48,452,402
	Series A, 5.25% due 12/15/2022	2,000,000	2,190,620
	Series B, 5.00% due 6/15/2019 - 6/15/2021	4,570,000	4,768,557
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series B, 5.25% due 12/15/2023	3,545,000	3,950,725
	Passaic Valley Sewer Commissioners (Sewer System) GO, Series G, 5.75% due 12/1/2019 - 12/1/2021	10,750,000	11,537,752
	New Mexico — 0.6%
	Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding) GO, 5.00% due 8/1/2019	5,885,000	5,994,049
	Carlsbad Municipal School District (Educational Facilities) GO, 5.00% due 8/1/2023	1,650,000	1,863,164
	City of Albuquerque (City Infrastructure Improvements) GO, 5.00% due 7/1/2023	1,360,000	1,536,419
[a]	City of Farmington (Southern California Edison Co.-Four Corners Project), 1.875% due 4/1/2029 (put 4/1/2020)	3,000,000	2,964,090
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2022	2,110,000	2,207,123
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2018 - 12/1/2021	3,000,000	3,170,190
[c]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series D, 1.75% due 8/1/2034 (put 1/2/2019)	5,000,000	5,000,000
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services), 5.00% due 8/1/2024 - 8/1/2025	1,780,000	2,050,795
	New Mexico State University ETM, Series B, 5.00% due 4/1/2020 - 4/1/2022	6,190,000	6,555,648
	Rio Rancho Public School District No. 94 GO, 5.00% due 8/1/2026	1,085,000	1,279,378
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,463,088
	State of New Mexico (Educational Facilities), 5.00% due 7/1/2020	4,000,000	4,188,520
	New York — 10.1%
	City of Long Beach School District (Insured: AGM) (State Aid Withholding) GO, 3.50% due 5/1/2022	1,600,000	1,636,352
	City of New York (City Budget Financial Management) GO,
	5.00% due 8/1/2021 - 8/1/2023	25,145,000	27,777,224
	Series D, 5.00% due 8/1/2021 - 8/1/2022	6,000,000	6,547,500
	Series J, 5.00% due 8/1/2021 - 8/1/2024	80,480,000	90,934,792
	Series K, 5.00% due 8/1/2021 - 8/1/2022	20,850,000	22,824,855
	Metropolitan Transportation Authority (Green Bond), Series A2, 5.00% due 11/15/2026 - 11/15/2027	34,040,000	39,658,266
	Metropolitan Transportation Authority,
	Series A, 5.00% due 11/15/2020	2,000,000	2,116,920
	Series A2-GREEN BOND, 5.00% due 11/15/2025	10,480,000	12,087,632
	Series C 5.00% due 9/1/2021	14,500,000	15,539,505
[a]	Series C-2B, 5.00% due 11/15/2034 (put 2/15/2020)	550,000	567,870
	Series D, 5.00% due 11/15/2020 - 11/15/2021	37,280,000	39,929,344
	Monroe County Industrial Development Corp. (St. John Fisher College), Series A, 5.00% due 6/1/2019 - 6/1/2022	3,030,000	3,235,163
	Nassau County (New York Institute of Technology) IDA ETM, Series A, 5.25% due 3/1/2020	1,715,000	1,780,822
	New York City Health and Hospital Corp. (Healthcare Facilities Improvements) GO, Series A, 5.00% due 2/15/2019 - 2/15/2021	15,315,000	15,779,701
[a]	New York City Housing Development Corp. Series G, 1.50% due 11/1/2048 (put 2/1/2019)	6,650,000	6,648,736
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Landesbank Hessen-Thuringen),
[c]	Series 1-SUB 1D, 1.73% due 11/1/2022 (put 1/2/2019)	12,940,000	12,940,000
[c]	Series C-2, 1.73% due 8/1/2031 (put 1/2/2019)	3,700,000	3,700,000
[c]	New York City Transitional Finance Authority Future Tax Secured Revenue, 1.72% due 2/1/2045 (put 1/2/2019)	30,000,000	30,000,000
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), 5.00% due 12/1/2026	2,500,000	2,983,650
[c]	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen), 1.73% due 6/15/2044 (put 1/2/2019)	5,300,000	5,300,000
	New York State Dormitory Authority (Metropolitan Transportation Authority Service Contract), Series A, 5.00% due 12/15/2019	60,000,000	61,840,200
	New York State Dormitory Authority (NYSARC, Inc. Developmental Disability Programs), Series A, 5.00% due 7/1/2020	1,000,000	1,044,560
	New York State Dormitory Authority (School Districts Financing Program) (State Aid Withholding),
	5.25% due 10/1/2023	140,000	152,834
	5.25% due 10/1/2023 (pre-refunded 10/1/2021)	1,860,000	2,031,027
	Series G, 5.00% due 4/1/2019 - 10/1/2022	2,360,000	2,468,257
	Series H, 5.00% due 10/1/2019 - 10/1/2021	3,335,000	3,488,464
	Series J, 5.00% due 10/1/2019 - 10/1/2020	5,420,000	5,632,441
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding), Series F, 5.00% due 10/1/2019 - 10/1/2021	5,450,000	5,712,860
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM), Series A, 5.00% due 10/1/2020 - 10/1/2024	8,650,000	9,648,674
[c]	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen), Series A, 1.73% due 11/1/2046 (put 1/2/2019)	13,230,000	13,229,964
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway),
	5.00% due 1/1/2020 - 1/1/2022	7,500,000	7,984,030
	Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,451,430
	New York State Thruway Authority (Highway, Bridge, Multi-Modal and MTA Projects), Series A, 5.00% due 3/15/2024	18,300,000	19,471,200
	New York State Thruway Authority (New NY Bridge), 5.00% due 5/1/2019	5,000,000	5,053,200
	Suffolk County Economic Development Corp. (Catholic Health Services), 5.00% due 7/1/2020 - 7/1/2022	15,000,000	15,874,900
	Suffolk County GO, 5.00% due 7/24/2019	62,650,000	63,575,967
	Town of Oyster Bay 3.00% due 3/15/2019	38,540,000	38,578,540

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Town of Oyster Bay GO, 3.00% due 2/1/2019 - 2/1/2020	$ 5,180,388	$ 5,200,676
Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels),
5.00% due 11/15/2026	4,000,000	4,795,280
Series A, 5.00% due 11/15/2021	5,140,000	5,595,918
United Nations Development Corp. (One, Two and Three U.N. Plaza), Series A, 5.00% due 7/1/2019	4,000,000	4,063,320
West Seneca Central School District (Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2022	1,000,000	1,107,920
North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System),
Series A,
3.00% due 1/15/2021	1,595,000	1,628,543
4.00% due 1/15/2019 - 1/15/2022	1,445,000	1,494,936
5.00% due 1/15/2023 - 1/15/2024	4,255,000	4,722,778
City of Charlotte (Equipment Acquisition & Public Facilities) COP, Series C, 5.00% due 12/1/2020 - 12/1/2025	8,940,000	10,073,905
County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2022 - 6/1/2024	2,350,000	2,639,343
County of Dare (Educational Facility Capital Projects),
Series A,
4.00% due 6/1/2019 - 6/1/2022	1,755,000	1,812,813
5.00% due 6/1/2021 - 6/1/2024	1,925,000	2,096,089
County of Randolph,
Series B, 5.00% due 10/1/2021 - 10/1/2023	3,560,000	3,917,814
Series C, 5.00% due 10/1/2020 - 10/1/2023	1,400,000	1,517,649
North Carolina Eastern Municipal Power Agency ETM,
5.00% due 1/1/2022	4,715,000	5,139,963
Series B, 5.00% due 1/1/2021	5,000,000	5,312,050
North Carolina Municipal Power Agency (Catawba Electric) ETM,
Series A,
4.00% due 1/1/2020	945,000	965,308
5.00% due 1/1/2019 - 1/1/2020	1,500,000	1,508,764
North Carolina Municipal Power Agency (Catawba Electric),
4.00% due 1/1/2022	1,000,000	1,058,450
Series A,
4.00% due 1/1/2020	605,000	617,638
5.00% due 1/1/2019 - 1/1/2020	4,000,000	4,022,104
North Carolina Turnpike Authority 5.00% due 1/1/2024	475,000	525,958
North Carolina Turnpike Authority, 5.00% due 1/1/2023 - 1/1/2029	12,655,000	14,421,670
State of North Carolina (State Capital Projects and Correctional Facilities), Series B, 5.00% due 11/1/2019	23,635,000	24,268,891
Winston-Salem State University (Student Housing and Student Services Facilities), 5.00% due 4/1/2019 - 4/1/2022	1,760,000	1,842,269
North Dakota — 0.3%
County of Mckenzie, 5.00% due 8/1/2019 - 8/1/2023	11,955,000	12,673,680
County of McKenzie, 5.00% due 8/1/2022	1,425,000	1,558,964
County of Ward (Insured: AGM), 4.00% due 4/1/2020	2,445,000	2,505,954
Ohio — 4.1%
Akron, Bath & Copley Joint Township Hospital District (Children’s Hospital Medical Center), 5.00% due 11/15/2021	1,000,000	1,079,670
American Municipal Power, Inc. (AMP Combined Hydroelectric Projects), Series C, 5.25% due 2/15/2019	5,595,000	5,617,716
American Municipal Power, Inc. (AMP Fremont Energy Center), 5.00% due 2/15/2020 - 2/15/2022	5,915,000	6,301,476
Cincinnati City School District Board of Education (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	2,690,000	3,088,819
City of Akron (Community Learning Centers), 5.00% due 12/1/2021	4,120,000	4,465,338
City of Akron (Various Municipal Capital Projects) GO, Series A, 5.00% due 12/1/2019	1,685,000	1,733,477
City of Cleveland (City Capital Projects; Insured: AMBAC) GO, 5.50% due 10/1/2019	1,260,000	1,293,516
City of Cleveland (Cleveland Stadium) COP, 4.75% due 11/15/2020	2,000,000	2,088,600
City of Cleveland (Municipal Street System Improvements) GO,
Series A,
3.00% due 12/1/2020 - 12/1/2021	2,980,000	3,057,930
4.00% due 12/1/2022 - 12/1/2023	6,725,000	7,242,275
5.00% due 12/1/2024 - 12/1/2026	10,895,000	12,610,015
City of Cleveland (Parks & Recreation Facilities),
4.00% due 10/1/2019	520,000	528,102
5.00% due 10/1/2020 - 10/1/2023	3,375,000	3,713,523
City of Cleveland (Police & Fire Pension Payment), 5.00% due 5/15/2019 - 5/15/2021	4,105,000	4,245,674
City of Cleveland (Public Facilities Improvements), 5.00% due 10/1/2025 - 10/1/2028	2,855,000	3,376,818
City of Cleveland (Public Facilities),
4.00% due 10/1/2019	600,000	609,348
5.00% due 10/1/2020 - 10/1/2023	2,570,000	2,847,535
City of Toledo (Water System Improvements), 5.00% due 11/15/2019 - 11/15/2023	11,265,000	12,168,040

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Cleveland Package Facilities (Insured: AGM) ETM, 5.25% due 9/15/2021	$ 965,000	$ 1,047,266
Cleveland State University (Campus Capital Projects), 5.00% due 6/1/2019 - 6/1/2022	4,700,000	4,974,312
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Art), 5.00% due 10/1/2019	2,000,000	2,044,960
Clty of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	2,035,000	2,186,221
County of Clermont (Sanitary Sewer System), 4.00% due 8/1/2019	1,420,000	1,422,485
County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2019 - 12/1/2024	29,470,000	32,685,691
County of Hamilton, Series A, 5.00% due 12/1/2019 - 12/1/2026	18,250,000	20,567,077
County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2024 - 2/15/2025	3,335,000	3,768,690
Franklin County Convention Facilities Authority (Greater Columbus Convention Center), 5.00% due 12/1/2021 - 12/1/2024	2,500,000	2,783,730
Kent State University (Insured: AGC),
Series B,
5.00% due 5/1/2020	85,000	85,913
5.00% due 5/1/2020 (pre-refunded 5/1/2019)	915,000	924,919
Ohio State Building Authority, 5.00% due 10/1/2020	1,700,000	1,740,137
Ohio Turnpike & Infrastructure Commission, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	17,335,530
RiverSouth Authority (RiverSouth Area Redevelopment), 5.00% due 12/1/2019	2,500,000	2,572,625
State of Ohio (Common Schools Capital Facilities) GO, Series D, 5.50% due 9/15/2019	4,150,000	4,257,111
State of Ohio (Cultural and Sports Capital Facilities), 5.00% due 10/1/2020	3,845,000	4,051,169
State of Ohio (Major New Street Infrastructure Project),
4.00% due 12/15/2019	1,000,000	1,020,430
5.00% due 12/15/2020 - 12/15/2026	10,500,000	11,871,945
State of Ohio, 5.00% due 5/1/2021 - 5/1/2028	46,260,000	52,631,143
Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2019 - 12/1/2023	8,515,000	8,802,743
Oklahoma — 0.7%
Canadian County Educational Facilities Authority (Mustang Public Schools),
4.00% due 9/1/2019	1,410,000	1,430,360
4.50% due 9/1/2020 - 9/1/2021	4,980,000	5,235,723
5.00% due 9/1/2027	1,000,000	1,161,180
Cleveland County Educational Facilities Authority (Moore Public Schools), 5.00% due 6/1/2023	5,355,000	5,979,554
Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2022 - 8/15/2025	4,725,000	5,322,267
Oklahoma Capitol Improvement Authority (State Highway Capital Improvement), 5.00% due 7/1/2023 - 7/1/2024	1,125,000	1,285,017
Oklahoma County Finance Authority (Midwest City Public Service), 5.00% due 10/1/2022 - 10/1/2026	3,200,000	3,604,583
Oklahoma County Finance Authority (Western Heights Public Schools), 5.00% due 9/1/2020	2,000,000	2,097,160
Tulsa County Industrial Authority (Broken Arrow Public Schools), 4.50% due 9/1/2020 - 9/1/2021	10,360,000	11,002,229
Tulsa County Industrial Authority, 5.00% due 9/1/2020 - 9/1/2022	4,215,000	4,543,228
Oregon — 0.3%
Hillsboro School District No. 1J (School Capital Improvements) GO, 5.00% due 6/15/2025 - 6/15/2027	9,130,000	10,866,054
Polk County Dallas School District No. 2 (Capital Improvements) GO, Zero Coupon due 6/15/2019 - 6/15/2021	1,990,000	1,913,495
Tri-County Metropolitan Transportation District of Oregon, 5.00% due 10/1/2028	2,845,000	3,379,604
Pennsylvania — 5.3%
Adams County (Gettysburg College) IDA, 5.00% due 8/15/2019	1,765,000	1,798,023
Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2020 - 3/1/2025	2,195,000	2,469,151
Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2023 - 12/1/2024	19,150,000	21,701,216
Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,171,600
Altoona Area School District (Insured: AGM) (State Aid Withholding) GO, 3.00% due 12/1/2022	1,335,000	1,375,304
Athens Area School District (Insured: AGM) (State Aid Withholding) GO, Series B, 3.00% due 4/15/2019	2,680,000	2,682,680
City of Philadelphia (Insured: AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	28,685,000	33,330,764
City of Philadelphia (Pennsylvania Gas Works), 5.00% due 10/1/2020 - 8/1/2025	12,200,000	13,661,883
City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2024 - 10/1/2026	5,455,000	6,328,027
City of Philadelphia GO, Series A, 5.00% due 8/1/2025 - 8/1/2026	25,130,000	28,936,704
City of Pittsburgh (Insured: BAM) GO, 5.00% due 9/1/2022	1,100,000	1,209,373
Commonwealth Financing Authority (Tobacco Master Settlement), 5.00% due 6/1/2023	930,000	1,029,798
Commonwealth of Pennsylvania (Capital Facilities Projects) GO, 5.00% due 3/15/2022	12,485,000	13,607,651
Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2023 - 8/15/2025	49,450,000	56,270,977
Economy Borough Municipal Authority (Beaver County Sewer System; Insured: BAM), 4.00% due 12/15/2020 - 12/15/2022	1,785,000	1,889,006
Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility),
5.00% due 12/15/2023	2,680,000	3,002,029
5.25% due 12/15/2024	4,770,000	5,377,126
Luzerne County (Insured: AGM) GO, Series A, 5.00% due 11/15/2021 - 11/15/2024	11,840,000	13,092,609
Luzerne County Industrial Development Authority (Insured: AGM) GO, 5.00% due 12/15/2020 - 12/15/2027	6,545,000	7,161,302
Monroeville Finance Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2021 - 2/15/2022	3,650,000	3,908,299
Montgomery County Higher Education & Health Authority (Abington Memorial Hospital), 5.00% due 6/1/2022	3,000,000	3,270,390
Northampton Borough Municipal Authority (Water System; Insured: AGM),
3.00% due 5/15/2023	1,255,000	1,284,518

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	4.00% due 5/15/2021 - 5/15/2022	$ 1,685,000	$ 1,774,491
	Pennsylvania Economic Development Financing Authority, Series A, 5.00% due 11/15/2026	2,310,000	2,707,435
	Pennsylvania Higher Educational Facilities Authority (Saint Joseph’s University), Series A, 5.00% due 11/1/2023	1,075,000	1,129,589
	Pennsylvania Higher Educational Facilities Authority (Shippensburg University Student Services, Inc. Student Housing) ETM, 4.00% due 10/1/2022	2,075,000	2,173,272
	Pennsylvania Higher Educational Facilities Authority (Univerity of Pennsylvania Health System), 5.00% due 8/15/2027	1,000,000	1,194,400
	Pennsylvania Higher Educational Facilities Authority (University of Pittsburgh Medical Center), Series E, 5.00% due 5/15/2019 - 5/15/2020	10,700,000	10,974,567
	Pennsylvania Turnpike Commission, 5.00% due 12/1/2022 - 12/1/2027	6,725,000	7,783,666
	Philadelphia Authority for Industrial Development (Mast Charter School) ETM, 5.00% due 8/1/2020	220,000	226,459
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2024 - 5/1/2028	2,975,000	3,430,254
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2021 - 4/1/2027	7,850,000	8,750,983
	Philadelphia School District (State Aid Withholding) GO,
	Series C, 5.00% due 9/1/2019	18,410,000	18,752,058
	Series E,
	5.00% due 9/1/2019	4,210,000	4,288,222
	5.25% due 9/1/2021	2,265,000	2,370,572
	Pittsburgh Water and Sewer Authority ETM, Series B, 5.00% due 9/1/2023	2,520,000	2,840,418
	Pittsburgh Water and Sewer Authority,
	Series A, 5.00% due 9/1/2024	7,365,000	8,183,841
	Series B, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,699,524
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	4.00% due 9/15/2019 - 9/15/2021	5,055,000	5,199,870
	5.00% due 9/15/2022 - 9/15/2024	5,260,000	5,837,848
	School District of Philadelphia GO, 5.00% due 9/1/2023 - 9/1/2028	2,400,000	2,724,163
	Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2022 - 6/1/2028	7,705,000	8,978,875
	Wayne County Hospital and (Wayne Memorial Hospital; Insured: AGM) HFA, 3.00% due 7/1/2019	1,185,000	1,185,912
	Rhode Island — 1.6%
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2019 - 10/1/2023	9,210,000	10,051,920
	Rhode Island Convention Center Authority (Convention Center and Parking Projects), 5.00% due 5/15/2019 - 5/15/2020	13,200,000	13,511,759
	Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2020 - 9/15/2023	2,150,000	2,357,261
	Rhode Island Health and Educational Building Corp. (University of Rhode Island), Series B, 5.00% due 9/15/2020 - 9/15/2025	1,320,000	1,459,954
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO,
	5.00% due 8/1/2020 - 8/1/2022	34,725,000	37,435,064
	Series A, 5.00% due 10/1/2019	5,000,000	5,118,800
	Series B, 4.00% due 10/15/2020 - 10/15/2022	3,200,000	3,372,648
	State of Rhode Island and Providence Plantations (Energy Conservation) COP, 5.00% due 4/1/2022	2,020,000	2,202,083
	State of Rhode Island and Providence Plantations (Information Technology) COP, 5.00% due 11/1/2024	3,010,000	3,443,741
	State of Rhode Island and Providence Plantations (Kent County Courthouse) COP, Series A, 5.00% due 10/1/2019 - 10/1/2023	7,575,000	8,217,012
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2020 - 10/1/2023	10,270,000	11,200,551
	South Carolina — 0.5%
	Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2019 - 3/1/2025	5,750,000	6,330,323
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2020 - 12/1/2024	3,550,000	3,966,570
	Charleston County (South Aviation Ave. Construction), 5.00% due 12/1/2022 - 12/1/2023	4,270,000	4,810,121
	City of Charleston Public Facilities Corp. (City of Charleston Project), 5.00% due 9/1/2019 - 9/1/2025	3,250,000	3,584,843
	Greenwood County (Self Regional Healthcare), Series B, 5.00% due 10/1/2022	1,000,000	1,090,460
	Piedmont Municipal Power Agency (Insured: Natl-Re), 6.75% due 1/1/2019	3,800,000	3,800,000
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2021 - 12/1/2025	5,320,000	5,955,410
	South Carolina Public Service Authority,
	Series A, 5.00% due 12/1/2026	1,000,000	1,134,840
	Series C, 5.00% due 12/1/2027	580,000	639,415
	South Dakota — 0.2%
	South Dakota Building Authority, 5.00% due 6/1/2022 - 6/1/2024	1,500,000	1,669,240
	South Dakota Health & Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2021	1,670,000	1,794,265
	South Dakota Health & Educational Facilities Authority (Prairie Lakes Health), 5.00% due 4/1/2019	2,440,000	2,458,324
	South Dakota Health & Educational Facilities Authority (Regional Health) ETM, 5.00% due 9/1/2020	1,000,000	1,051,270
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2021 - 11/1/2025	2,825,000	3,189,330
	Tennessee — 0.6%
	Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	6,000,000	6,170,220
	Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2024	7,000,000	7,997,010
	State of Tennessee GO,
	5.00% due 8/1/2019 - 8/1/2020	5,000,000	5,155,350
	Series B, 5.00% due 8/1/2019 - 8/1/2020	4,000,000	4,136,700
	Tennessee Energy Acquisition Corp. (The Gas Project),
[a]	4.00% due 5/1/2048 (put 5/1/2023)	8,750,000	9,091,513
	5.25% due 9/1/2023	1,025,000	1,133,035

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	$ 1,190,000	$ 1,242,086
	Texas — 14.7%
	Austin Convention Enterprises, Inc. (Convention Center Hotel First Tier), 5.00% due 1/1/2021 - 1/1/2027	3,680,000	4,046,545
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2022 - 2/15/2027	8,855,000	10,081,484
	Cities of Dallas and Fort Worth (DFW International Airport Terminal Renewal & Improvement Program), Series D, 5.25% due 11/1/2023	3,000,000	3,269,280
	City of Austin (Water and Wastewater System),
	5.00% due 11/15/2022 - 11/15/2025	5,050,000	5,707,457
	5.00% due 11/15/2022 (pre-refunded 11/15/2021)	75,000	81,368
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	8,431,175
	City of Beaumont GO, 5.00% due 3/1/2022 - 3/1/2026	8,490,000	9,682,779
	City of Brownsville (Water, Wastewater & Electric Utilities Systems),
	5.00% due 9/1/2022	1,300,000	1,426,854
	Series A, 5.00% due 9/1/2020 - 9/1/2023	5,400,000	5,896,546
	City of Bryan (Electric System Improvements), 5.00% due 7/1/2019 - 7/1/2026	8,535,000	8,796,461
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2022 - 2/15/2025	5,500,000	6,192,775
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2021 - 2/15/2026	22,605,000	25,385,301
	Series A, 5.00% due 2/15/2024	10,235,000	11,326,972
	City of Dallas GO, 5.00% due 2/15/2022 - 2/15/2023	18,955,000	20,635,070
	City of Denton GO, 5.00% due 2/15/2019 - 2/15/2020	8,185,000	8,216,638
	City of Houston (Combined Utility System),
	Series B, 5.00% due 11/15/2021 - 11/15/2023	19,965,000	22,234,285
	Series C,
[b]	2.114% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	23,525,000	23,384,556
	5.00% due 5/15/2022 - 5/15/2024	14,695,000	16,610,174
	Series D, 5.00% due 11/15/2022 - 11/15/2024	17,535,000	19,844,965
	City of Houston (Convention & Entertainment Facilities), 5.00% due 9/1/2020 - 9/1/2024	3,965,000	4,334,824
	City of Houston (Convention & Entertainment Facilities; Insured: AGM/AMBAC), Series B, Zero Coupon due 9/1/2020	3,650,000	3,524,367
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2020 - 3/1/2028	62,905,000	71,491,501
	City of Houston GO, 4.00% due 6/28/2019	4,000,000	4,042,640
	City of Laredo (Acquire & Purchase Personal Property) GO,
	4.00% due 2/15/2019	305,000	305,775
	5.00% due 2/15/2020 - 2/15/2026	6,015,000	6,697,328
	City of Laredo (City Infrastructure Improvements) GO,
	Series A,
	4.00% due 2/15/2019 - 2/15/2020	175,000	177,666
	5.00% due 2/15/2021 - 2/15/2027	2,875,000	3,298,101
	City of Laredo (Sports Venues; Insured: AGM), 5.00% due 3/15/2021 - 3/15/2024	4,400,000	4,809,852
	City of Lubbock (Waterworks System) GO, 5.00% due 2/15/2020 - 2/15/2025	41,750,000	46,556,009
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,463,620
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2020 - 12/1/2021	4,620,000	4,896,248
	City of San Antonio (CPS Energy), 5.25% due 2/1/2024	7,000,000	8,071,210
	City of San Antonio (Electric and Gas Systems),
[a]	2.25% due 2/1/2033 (put 12/1/2019)	4,655,000	4,665,427
[a]	Series C, 3.00% due 12/1/2045 (put 12/1/2019)	5,200,000	5,246,644
	City of San Antonio (San Antonio Water System), Series A, 5.00% due 5/15/2023 - 5/15/2026	5,200,000	5,977,433
	City of San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2022	1,450,000	1,594,014
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	4,000,000	4,346,400
	Clifton Higher Education Finance Corp. (IDEA Public Schools), 5.00% due 8/15/2019 - 8/15/2023	1,545,000	1,627,457
	Corpus Christi Business and Job Development Corp. (Seawall Project), 5.00% due 3/1/2021	625,000	662,806
	Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	5,200,000	5,200,000
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2019 - 2/15/2027	17,535,000	19,620,703
	Dallas Independent School District
[a]	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	60,000	65,488
[a]	5.00% due 2/15/2036 (put 2/15/2022)	3,915,000	4,255,683
	Grayson County (State Highway Toll System) GO,
	4.00% due 1/1/2020	2,000,000	2,043,980
	5.00% due 1/1/2022	3,000,000	3,253,020
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2019 - 10/1/2025	6,485,000	7,034,734
	Harris County (Flood Control), 5.00% due 10/1/2025 - 10/1/2027	14,305,000	17,130,863
	Harris County (Tax Road) GO, Series A, 5.00% due 10/1/2025 - 10/1/2028	8,985,000	10,706,982
	Harris County (Texas Permanent Improvement) GO,
	Series A, 5.00% due 10/1/2025 - 10/1/2027	11,565,000	13,779,023
	Series B, 5.00% due 10/1/2019 - 10/1/2020	1,200,000	1,243,461
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health), Series A, 5.00% due 12/1/2022 - 12/1/2025	6,445,000	7,352,714

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2020 - 11/15/2027	$ 5,825,000	$ 6,691,293
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), Series A, 5.00% due 11/15/2019	1,000,000	1,026,670
	Harris County Cultural Education Facilities Finance Corp., (Texas Medical Center; LOC JPMorgan Chase Bank, N.A.),
[c]	Series A 1.75% due 9/1/2031 (put 1/2/2019)	1,230,000	1,230,000
[c]	Series B-1 1.75% due 9/1/2031 (put 1/2/2019)	680,000	680,000
	Harris County-Houston Sports Authority (Insured: AGM), Series A, 5.00% due 11/15/2022 - 11/15/2024	23,315,000	26,322,427
	Hays County GO, 5.00% due 2/15/2022 - 2/15/2025	4,050,000	4,537,716
	Houston Airport System Revenue,
	Series B, 5.00% due 7/1/2019 - 7/1/2028	11,660,000	13,422,593
	Series D, 5.00% due 7/1/2027	3,355,000	4,004,662
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.) ETM, Series A, 5.875% due 5/15/2021	895,000	938,515
	Houston Higher Education Finance Corp. (KIPP, Inc.; Guaranty: PSF), 5.00% due 8/15/2019 - 8/15/2022	2,505,000	2,662,740
	Houston Independent School District
[a]	2.40% due 6/1/2030 (put 6/1/2021)	4,000,000	4,023,320
[a]	Series A-1B- 2.20% due 6/1/2039 (put 6/1/2020)	7,715,000	7,725,570
[a]	Houston Independent School District, GO Series B-REM, 2.40% due 6/1/2036 (put 6/1/2021)	1,725,000	1,735,057
	Katy (Educational Facilities Improvements; Guaranty: PSF) ISD GO, Series A, 5.00% due 2/15/2023 - 2/15/2026	9,670,000	11,145,322
	Keller ISD GO, Series A, 5.00% due 8/15/2023	1,715,000	1,937,538
	La Salle County (Insured: AGM) GO, 5.00% due 3/1/2022 - 3/1/2028	18,885,000	21,833,905
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2019 - 8/1/2024	4,220,000	4,538,750
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2025	8,020,000	8,741,960
	5.00% due 5/15/2025 (pre-refunded 5/15/2022)	55,000	60,308
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2019 - 11/1/2028	31,630,000	36,409,983
	New Caney (Guaranty: PSF) ISD GO, 5.00% due 2/15/2024	865,000	957,321
[a]	North East (Educational Facilities; Guaranty: PSF) ISD GO, 2.00% due 8/1/2044 (put 8/1/2019)	10,075,000	10,074,899
	North Harris County Regional Water Authority (Regional Water Production Design, Acquisition and Construction), 5.00% due 12/15/2020 - 12/15/2026	6,490,000	7,388,843
[a]	Northside (Educational Facilities; Guaranty: PSF) ISD GO, Series A, 2.00% due 6/1/2039 (put 6/1/2019)	2,030,000	2,030,548
[a]	Pasadena (Educational Facilities; Guaranty: PSF) ISD GO, Series B, 3.00% due 2/15/2044 (put 8/15/2019)	9,155,000	9,210,754
	Round Rock (Educational Facilities Improvements) ISD GO, 5.00% due 8/1/2026 - 8/1/2027	2,100,000	2,509,520
	Round Rock (Educational Facilities Improvements; Guaranty: PSF) ISD GO, 5.00% due 8/1/2019 - 8/1/2026	9,050,000	9,969,330
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019 - 10/1/2021	5,390,000	5,590,440
	San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2020	915,000	963,779
	San Antonio Water System Series A 5.00% due 5/15/2020 - 5/15/2023	1,080,000	1,160,098
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 5.125% due 8/15/2020	585,000	599,256
[c]	Tarrant County Cultural Education Facilities Finance Corp., 1.75% due 11/15/2050 (put 1/1/2019)	4,095,000	4,095,000
	Tarrant Regional Water District,
	2.00% due 3/1/2020	800,000	802,008
	5.00% due 3/1/2021 - 3/1/2027	8,850,000	10,129,103
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2022 - 8/15/2024	2,130,000	2,356,652
	Texas Transportation Commission (Highway Improvements) GO,
	4.00% due 8/29/2019	162,435,000	164,759,445
	5.00% due 4/1/2022 - 4/1/2024	10,380,000	11,667,132
	Texas Transportation Commission State Highway Fund, Series A, 5.00% due 4/1/2024	1,650,000	1,889,926
	University of Texas System (Campus Improvements), 5.00% due 8/15/2026	3,750,000	4,470,937
	Uptown Development Authority (Infrastructure Improvements), 5.00% due 9/1/2019	1,945,000	1,982,830
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM),
	4.00% due 1/10/2020 - 1/10/2021	965,000	992,778
	5.00% due 1/10/2022 - 1/10/2024	1,275,000	1,410,705
	U. S. Virgin Islands — 0.0%
	Virgin Islands Public Finance Authority (Diageo Project), 6.75% due 10/1/2019	1,750,000	1,778,998
	Utah — 0.2%
[a]	County of Utah, (IHC Health Services, Inc. Obligated Group), Series B- 5.00% due 5/15/2056 (put 8/1/2022)	7,500,000	8,190,300
	Utah Transit Authority (Integrated Mass Transit System), Series A-SUB, 5.00% due 6/15/2022 - 6/15/2025	3,545,000	4,035,243
	Vermont — 0.2%
	Vermont (Vermont Public Service Corp.) EDA, 5.00% due 12/15/2020	14,250,000	14,926,447
	Virginia — 0.2%
	Fairfax County (Inova Health System) IDA,
	4.00% due 5/15/2022	5,500,000	5,867,455
	5.00% due 5/15/2022	5,000,000	5,496,200
	Washington — 1.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2019 - 7/1/2025	$ 8,850,000	$ 9,440,849
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO, 5.00% due 12/1/2019 - 12/1/2023	9,085,000	9,884,458
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2019 - 12/1/2022	10,035,000	10,797,788
	Skagit County Public Hospital District No. 1 (Skagit Regional Health), Series A, 5.00% due 12/1/2019 - 12/1/2023	3,245,000	3,466,402
	Skagit County Public Hospital District No. 2 (Island Hospital) GO,
	4.00% due 12/1/2019 - 12/1/2021	3,000,000	3,110,190
	5.00% due 12/1/2022	1,700,000	1,878,092
	State of Washington (Capital Projects) GO, 5.00% due 7/1/2025	10,475,000	12,152,047
	State of Washington (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re) GO, Series F, Zero Coupon due 12/1/2019	3,030,000	2,978,248
	State of Washington (Stadium and Exhibition Center; Insured: Natl-Re) GO, Series S-5, Zero Coupon due 1/1/2019	3,000,000	3,000,000
	State of Washington (State and Local Agency Real and Personal Property Projects) (State Aid Withholding) COP, 5.00% due 7/1/2019 - 7/1/2022	10,415,000	11,117,199
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	17,775,000	20,816,347
	Tacoma School District No.10 (Pierce County Capital Projects) GO, 5.00% due 12/1/2019 - 12/1/2020	4,500,000	4,707,880
	Washington Health Care Facilities Authority (Overlake Hospital Medical Center) ETM,
	4.75% due 7/1/2020 .	1,000,000	1,041,800
	5.00% due 7/1/2019	1,050,000	1,066,517
	West Virginia — 0.4%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	15,000,000	14,941,500
[a]	West Virginia Economic Development Authority (Appalachian Power Co.), 2.625% due 12/1/2042 (put 6/1/2022)	6,000,000	5,954,400
[a]	West Virginia Economic Development Authority, (Appalachian Power Co.), 2.625% due 12/1/2042 (put 6/1/2022)	2,500,000	2,481,000
	West Virginia Higher Education Policy Commission (Higher Education Facilities), Series A, 5.00% due 4/1/2020 - 4/1/2022	3,500,000	3,735,120
	Wisconsin — 1.2%
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[a]	5.00% due 8/15/2054 (put 1/25/2023)	10,485,000	11,619,477
[a]	5.00% due 8/15/2054 (put 1/26/2022)	9,520,000	10,332,056
[a]	5.00% due 8/15/2054 (put 1/29/2025)	16,065,000	18,392,337
	Wisconsin Health & Educational Facilities Authority (Agnesian Healthcare, Inc.) ETM, 5.00% due 7/1/2019 - 7/1/2020	3,110,000	3,221,651
	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System),
	5.00% due 11/15/2024 - 11/15/2026	3,860,000	4,497,098
[a]	5.00% due 11/15/2043 (put 6/1/2021)	10,000,000	10,634,400
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2020 - 8/15/2022	5,250,000	5,609,973
	Wisconsin Health & Educational Facilities Authority (UnityPoint Health), Series A, 5.00% due 12/1/2022	1,000,000	1,105,950
	WPPI Energy (Power Supply System), 5.00% due 7/1/2021	4,100,000	4,411,354
	WPPI Energy, Series A, 5.00% due 7/1/2022 - 7/1/2028	1,835,000	2,108,890
	Total Investments — 98.9% (Cost $6,009,168,137)		$6,065,517,533
	Other Assets Less Liabilities — 1.1%		68,363,266
	Net Assets — 100.0%		$6,133,880,799

Footnote Legend
a	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at December 31, 2018.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
c	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Associated General Contractors
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance Co.
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
ISD	Independent School District
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
Syncora	Insured by Syncora Guarantee Inc.
USD	Unified School District

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 6,065,517,533	$ —	$ 6,065,517,533	$ —
Total Investments in Securities	$ 6,065,517,533	$ —	$ 6,065,517,533	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2018.

SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 98.3%
	Alabama — 1.1%
	Alabama Public School & College Authority (Educational Facilities), Series B, 5.00% due 6/1/2021 - 6/1/2026	$ 5,155,000	$ 5,739,725
	East Alabama Health Care Authority (Health Care Facilities Capital Improvements) GO, 5.00% due 9/1/2027	1,250,000	1,328,700
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	6,815,640
	Alaska — 0.2%
	Alaska Housing Finance Corp. (State Capital Project) GO, Series A, 5.00% due 12/1/2021 (pre-refunded 12/1/2020)	500,000	528,945
	City of Valdez (BP Pipelines (Alaska), Inc. Project), 5.00% due 1/1/2021	2,000,000	2,107,480
	Arizona — 2.7%
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2031	2,500,000	2,784,675
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2024 - 8/1/2029	2,635,000	2,884,006
	City of Flagstaff (Urban Trail, Street and Utilities Improvements) GO,
	3.00% due 7/1/2020	700,000	712,229
	4.00% due 7/1/2022 - 7/1/2023	620,000	665,499
	County of Pima (Providence Day School Project) IDA, 5.00% due 12/1/2030	2,000,000	2,064,660
[a]	Industrial Development Authority of the County of Yavapai, (Waste Management, Inc.) AMT 2.80% due 6/1/2027 (put 6/1/2021)	2,000,000	2,004,620
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2029 - 1/1/2037	10,000,000	11,840,065
	Salt Verde Financial Corp. (Gas Supply Acquisition), 5.25% due 12/1/2022 - 12/1/2028	2,770,000	3,101,903
	State of Arizona (Insured: AGM), Series A, 5.00% due 7/1/2019	7,280,000	7,395,970
	Arkansas — 0.3%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), 5.00% due 11/1/2031 - 11/1/2034	3,655,000	4,119,132
	California — 9.2%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	4,181,291
	Brentwood Infrastructure Financing Authority (Insured: AGM), 5.00% due 11/1/2026	2,000,000	2,152,080
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	3,020,000	3,360,747
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2022 - 8/15/2033	1,950,000	2,186,171
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2027	5,250,000	5,604,375
	California Educational Facilities Authority (Pitzer College), 5.50% due 4/1/2029 (pre-refunded 4/1/2020)	3,000,000	3,143,130
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,567,905
[b]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 2.404% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	3,000,000	3,008,610
	Carson Redevelopment Agency (Redevelopment Project Area No. 1),
	Series A,
	6.25% due 10/1/2022 (pre-refunded 10/1/2019)	1,620,000	1,676,457
	6.375% due 10/1/2024 (pre-refunded 10/1/2019)	1,300,000	1,346,501
	City of Los Angeles (Cash Flow Management) GO, 4.00% due 6/27/2019	11,500,000	11,630,295
	Corona-Norco (Insured: AGM) USD COP, 5.00% due 4/15/2021	1,000,000	1,038,440
	County of Los Angeles (Fiscal Year 2017-2018 Expenditures) GO, 4.00% due 6/28/2019	20,000,000	20,228,800
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	2,555,000	2,693,047
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,248,740
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	1,410,000	1,655,114
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM), 5.50% due 9/1/2025 - 9/1/2027	2,530,000	2,897,353
	M-S-R Energy Authority, 6.125% due 11/1/2029	2,500,000	3,053,550
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,194,610
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	8,000,000	8,365,040
	Oakland (County of Alameda Educational Facilities) USD GO, 5.00% due 8/1/2032 - 8/1/2034	3,000,000	3,448,990
	Redwood City Redevelopment Agency (Redevelopment Area A-2; Insured: AMBAC), Zero Coupon due 7/15/2023	2,065,000	1,850,839
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 4.00% due 6/28/2019	12,000,000	12,136,080
	San Jose Redevelopment Agency (Merged Area Redevelopment Project),
	5.25% due 8/1/2027 (pre-refunded 8/1/2020)	2,400,000	2,535,144
	5.375% due 8/1/2028 (pre-refunded 8/1/2020)	1,175,000	1,243,444
	San Mateo Union High School District (Educational Facilities; Insured: Natl-Re) GO, Series B, Zero Coupon due 9/1/2019	3,000,000	2,965,830
	Saratoga Union School District (Insured: Natl-Re) GO, Series B, Zero Coupon due 9/1/2023	900,000	815,364
	State of California (Kindergarten-University Facilities) GO, 5.25% due 9/1/2026	5,000,000	5,424,350
	Turlock Irrigation District,
	Series A,
	5.00% due 1/1/2021	1,005,000	1,037,873
	5.00% due 1/1/2021 (pre-refunded 1/1/2020)	745,000	770,039
	William S. Hart Union High School District (Educational Facilities; Insured: AGM) GO, Series B, Zero Coupon due 9/1/2021	800,000	759,536
	Colorado — 1.1%
	Housing Authority of the City and County of Denver (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,338,404
	Park Creek Metropolitan District (Insured: AGM), 5.25% due 12/1/2020 (pre-refunded 12/1/2019)	1,120,000	1,154,642
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2028	1,550,000	1,717,012

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Regional Transportation District (Public Mass Transportation System) COP,
	Series A,
	5.50% due 6/1/2022	$ 260,000	$ 272,334
	5.50% due 6/1/2022 (pre-refunded 6/1/2020)	2,740,000	2,877,055
	State of Colorado COP, Series A, 5.00% due 9/1/2029 - 9/1/2032	5,205,000	6,128,156
	Connecticut — 1.8%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,900,345
	Connecticut Health & Educational Facilities Authority (Ethel Walker School), Series B, 5.75% due 7/1/2029 (pre-refunded 7/1/2019)	1,350,000	1,376,879
	State of Connecticut GO, 5.00% due 6/15/2028 - 4/15/2035	16,955,000	18,897,563
	District of Columbia — 1.1%
	Metropolitan Airports Authority (Dulles Toll Road; Insured: AGM), Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	8,461,679
	Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,301,734
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	3,842,762
	Florida — 8.0%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2034 - 10/1/2036	5,000,000	5,629,555
	Central Florida Expressway Authority, 5.00% due 7/1/2037	1,095,000	1,237,974
[c]	City of Gainesville (Utilities System; SPA Landesbank Hessen-Thuringen), Series A-REMK 1.73% due 10/1/2026 (put 1/2/2019)	12,410,000	12,410,000
	City of Jacksonville (Better Jacksonville Plan), Series A, 5.00% due 10/1/2026	2,075,000	2,277,188
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027 - 10/1/2036	6,450,000	7,983,095
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2022 - 9/1/2025	3,270,000	3,733,630
	City of Orlando (Senior Tourist Development; Insured: AGM), 5.00% due 11/1/2032 - 11/1/2037	3,430,000	3,871,319
	Escambia County (Florida Health Care Facility Loan Program; Insured: AMBAC) HFA, 5.95% due 7/1/2020 (ETM)	260,000	275,441
	Florida State Department of Children & Families (South Florida Evaluation Treatment Center) COP, 5.00% due 10/1/2019	2,255,000	2,261,021
	Lake County School Board (School District Facility Projects) COP, Series B, 5.00% due 6/1/2026	1,210,000	1,312,426
	Manatee County (Public Utilities System Improvements), 5.00% due 10/1/2026 - 10/1/2033	6,080,000	6,979,756
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	5,965,063
	Miami-Dade County (Seaport Properties) GO, Series C, 5.00% due 10/1/2023	1,040,000	1,124,625
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,143,860
	Miami-Dade County Health Facilities Authority (Nicklaus Children’s Hospital), 5.00% due 8/1/2035 - 8/1/2037	2,905,000	3,235,461
[c]	Miami-Dade County Industrial Development Authority (Florida Power & Light Co.), 1.75% due 6/1/2021 (put 1/2/2019)	1,700,000	1,700,000
	Miami-Dade County School Board (Insured: AMBAC) COP, Series D, 5.00% due 10/1/2021	3,035,000	3,271,821
	Miami-Dade County School Board COP, Series A, 5.00% due 5/1/2030	3,250,000	3,659,857
	Orange County (Orlando Health, Inc.) HFA, 5.125% due 10/1/2026	2,000,000	2,046,800
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,310,380
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025	500,000	556,935
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2028	595,000	717,052
	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), 2.407% due 10/1/2021	2,000,000	2,072,380
	School Board of Broward County (Educational Facilities and Equipment) COP, Series A, 5.00% due 7/1/2027	2,000,000	2,168,400
	School Board of Broward County (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2030	1,250,000	1,417,825
	Series B, 5.00% due 7/1/2032	2,000,000	2,254,560
	Series C, 5.00% due 7/1/2022 - 7/1/2024	7,880,000	8,872,477
	School District of Broward County COP,
	Series A,
	5.00% due 7/1/2026	545,000	592,034
	5.00% due 7/1/2026 (pre-refunded 7/1/2022)	2,455,000	2,703,250
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,581,740
	Sunshine State Governmental Finance Commission (Miami-Dade County Program), 5.00% due 9/1/2028	3,500,000	3,887,485
	Georgia — 1.4%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,597,514
	City of Atlanta (Water & Wastewater System; Insured: AGM),
	Series B,
	5.50% due 11/1/2024	1,740,000	1,791,887
	5.50% due 11/1/2024 (pre-refunded 11/1/2019)	3,260,000	3,359,952
	City of Atlanta (Water & Wastewater System; Insured: Natl-Re), Series A, 5.50% due 11/1/2022	530,000	582,300
	Clarke County Hospital Authority (Athens Regional Medical Center), 5.00% due 1/1/2023 - 1/1/2026 (pre-refunded 1/1/2022)	5,620,000	6,124,788
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.), 5.00% due 10/1/2019	3,000,000	3,067,650
	Guam — 2.8%
	Government of Guam (Economic Development), Series D, 5.00% due 11/15/2031	5,500,000	5,847,490
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2032 - 11/15/2033	17,500,000	18,534,810
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2033	1,650,000	1,806,338
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2023 - 10/1/2025	6,500,000	7,094,020
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,097,030

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Hawaii — 1.3%
[b]	City and County of Honolulu (Rail Transit Project) GO, 2.03% (MUNIPSA + 0.32%) due 9/1/2027 (put 9/1/2020)	$ 4,000,000	$ 3,998,440
	County of Hawaii GO, 5.00% due 9/1/2033	1,250,000	1,434,263
	State of Hawaii GO,
	Series DZ, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	3,635,000	3,937,541
	Series DZ-2016, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	6,365,000	6,928,703
	Illinois — 8.1%
	Board of Trustees of Southern Illinois University (Housing & Auxiliary Facilities; Insured: Natl-Re), Series A, 5.25% due 4/1/2019	1,000,000	1,006,280
	Chicago O’Hare International Airport (2015 Airport Projects), Series B, 5.00% due 1/1/2019 - 1/1/2021	3,000,000	3,090,270
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	1,765,000	2,006,951
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2037	8,160,000	9,141,961
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2027 - 1/1/2029	3,940,000	4,254,430
	Series B, 5.00% due 1/1/2025 - 1/1/2030	4,500,000	4,849,020
	Series D, 5.00% due 1/1/2028	3,450,000	3,724,620
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	10,743,787
	5.25% due 1/1/2034	4,700,000	5,123,047
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2028 - 1/1/2029	7,865,000	8,680,278
	City of Chicago (Wastewater Transmission System; Insured: AGM), Series B-AGM-CR, 5.00% due 1/1/2034	1,375,000	1,522,799
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	3,250,000	3,570,678
	City of Chicago (Water System; Insured: AMBAC), 5.75% due 11/1/2030	1,270,000	1,519,339
	City of Mount Vernon (Various Municipal Capital Improvements; Insured: AGM) GO, 4.00% due 12/15/2025	1,900,000	1,958,292
	Cook County GO, Series A, 5.25% due 11/15/2024	3,000,000	3,144,420
	Cook County School District No. 104 (Argo Summit Elementary School Facilities; Insured: AGM) GO, Series D, Zero Coupon due 12/1/2022 (ETM)	2,000,000	1,836,680
	Forest Preserve District of DuPage County (Land Acquisition and Development) GO, 4.00% due 11/1/2022	750,000	800,708
	Illinois (Midwest Care Center I, Inc.; Collateralized: GNMA) HFA, 5.70% due 2/20/2021	275,000	275,426
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	1,000,000	1,111,420
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), 5.00% due 8/15/2024	1,000,000	1,113,580
	Illinois Toll Highway Authority (Move Illinois Program), 5.00% due 1/1/2037	5,550,000	6,197,130
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion Project), Series B, 5.00% due 12/15/2022	1,000,000	1,059,800
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	7,118,999
	Niles Park District (Parks and Recreation Projects) GO, 3.00% due 12/1/2019 - 12/1/2020	730,000	740,670
	State of Illinois
	Series B 5.00% due 6/15/2030 - 6/15/2031	9,280,000	10,040,302
	Series B, 5.00% due 6/15/2032	2,885,000	3,105,414
	Tazewell County School District (Insured: Natl-Re) GO, 9.00% due 12/1/2024	1,205,000	1,592,371
	Village of Tinley Park GO,
	4.00% due 12/1/2021	585,000	614,192
	5.00% due 12/1/2024	870,000	975,044
	Indiana — 2.9%
	Board of Trustees for the Vincennes University, Series J, 5.375% due 6/1/2022	895,000	937,575
	City of Carmel Redevelopment Authority (Performing Arts Center), Zero Coupon due 2/1/2021	2,000,000	1,911,500
	City of Carmel Redevelopment District (Performing Arts Center) COP, Series C, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	2,730,000	2,975,864
[a]	City of Whiting Environmental Facilities (BP Products North America Inc. Project) AMT, Series A, 5.00% due 3/1/2046 (put 3/1/2023)	1,000,000	1,087,860
	Hobart Building Corp. (Insured: Natl-Re) (State Aid Withholding), 6.50% due 7/15/2019 ETM	515,000	521,680
	Indiana (Ascension Health Credit Group) HFFA, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	9,352,313
	Indiana Bond Bank (Hendricks Regional Health Financing Program; Insured: AMBAC), 5.25% due 4/1/2023	2,000,000	2,232,920
	Indiana Bond Bank (Natural Gas Utility Improvements), Series A, 5.25% due 10/15/2020	5,340,000	5,623,127
	Indiana Finance Authority (Indiana University Health), Series N, 5.00% due 3/1/2019	5,000,000	5,025,550
	Indiana Finance Authority (Marian University), 5.25% due 9/15/2022 - 9/15/2023	5,085,000	5,403,822
	Indiana Finance Authority (Sisters of St. Francis Health Services, Inc.), 5.00% due 11/1/2021	605,000	614,976
	Iowa — 0.4%
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,518,429
	Kansas — 0.1%
	Kansas (Wichita State University) DFA, Series A, 5.00% due 6/1/2020	575,000	600,185
	Kentucky — 2.6%
	Commonwealth of Kentucky State Property and Buildings Commission (Project No. 112), Series B, 5.00% due 11/1/2020 - 11/1/2023	11,215,000	12,042,428
[a]	Kentucky Public Energy Authority (Gas Supply System), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	17,500,000	18,353,300
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), 5.25% due 10/1/2026	2,320,000	2,609,211
	Louisiana — 2.7%
	City of New Orleans (Sewerage System; Insured: AGM), 6.00% due 6/1/2024 (pre-refunded 6/1/2019)	750,000	763,043
	East Baton Rouge Sewerage Commission, Series B, 5.00% due 2/1/2030 - 2/1/2032	6,825,000	7,667,694

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Jefferson Sales Tax District (Insured: AGM), 5.00% due 12/1/2034	$ 1,000,000	$ 1,153,660
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2029 - 6/1/2031	6,100,000	6,752,260
	Louisiana Local Government Environmental Facilities and Community Development Authority (Louisiana Community and Technical College System; Insured: BAM), 5.00% due 10/1/2028	2,875,000	3,392,212
	New Orleans Regional Transit Authority (Insured: AGM), 5.00% due 12/1/2023 - 12/1/2024	2,000,000	2,109,800
	Office Facilities Corp. (Louisiana State Capitol Complex Program), 5.00% due 3/1/2019	390,000	391,946
	Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	4,190,769
	Parish of Plaquemines Law Enforcement District GO,
	5.00% due 9/1/2023 - 9/1/2025 (pre-refunded 9/1/2019)	2,580,000	2,634,464
	5.15% due 9/1/2027 (pre-refunded 9/1/2019)	1,490,000	1,522,914
	5.30% due 9/1/2029 (pre-refunded 9/1/2019)	1,650,000	1,688,065
	Terrebonne Parish Hospital Service District No. 1 (General Medical Center),
	5.00% due 4/1/2028	960,000	985,853
	5.00% due 4/1/2028 (pre-refunded 4/1/2020)	540,000	560,542
	Massachusetts — 1.8%
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	10,612,407
	Massachusetts Bay Transportation Authority (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,266,400
	Massachusetts Development Finance Agency (CareGroup Healthcare System),
	Series H-1, 5.00% due 7/1/2019 - 7/1/2021	5,130,000	5,319,459
	Series I, 5.00% due 7/1/2036	1,750,000	1,920,520
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	1,999,228
	Massachusetts Educational Financing Authority (Higher Education Student Loans), Series A, 5.50% due 1/1/2022	1,130,000	1,169,776
	Michigan — 2.0%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,141,664
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.00% due 11/1/2025	300,000	325,392
	County of Genesee (Water Supply System; Insured: BAM) GO,
	5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,688,332
	5.125% due 11/1/2032	750,000	823,470
	5.25% due 11/1/2026 - 11/1/2028	2,920,000	3,238,225
	Detroit City School District (School Building & Site Improvement; Insured: AGM/Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,676,113
	Detroit City School District (School Building & Site; Insured: AGM) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,298,011
	Kalamazoo Hospital Finance Authority (Bronson Healthcare),
	5.25% due 5/15/2026	175,000	186,987
	5.25% due 5/15/2026 (pre-refunded 5/15/2021)	1,110,000	1,193,761
	Kalamazoo Hospital Finance Authority (Bronson Healthcare; Insured: AGM),
	5.00% due 5/15/2022	1,105,000	1,143,675
	5.00% due 5/15/2022 (pre-refunded 5/15/2020)	1,365,000	1,421,033
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,580,000	1,687,993
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	870,000	877,169
	Michigan State Hospital Finance Authority (Henry Ford Health System), 5.625% due 11/15/2029 (pre-refunded 11/15/2019)	2,500,000	2,580,700
	State of Michigan (Trunk Line Fund; Insured: AGM), 5.50% due 11/1/2020	1,500,000	1,598,475
	Minnesota — 0.2%
	Minnesota Agriculture & Economic Development Board (Essentia Health; Insured: AGM), 5.50% due 2/15/2025	2,500,000	2,593,550
	Mississippi — 1.0%
	Mississippi Development Bank (Capital City Convention Center) GO, 5.00% due 3/1/2025	2,850,000	3,176,838
	Mississippi Development Bank (Department of Corrections), Series D, 5.25% due 8/1/2027 (pre-refunded 8/1/2020)	3,415,000	3,597,429
	Mississippi Development Bank (Jackson Public School District; Insured BAM) GO, 5.25% due 10/1/2037 - 10/1/2038	5,250,000	5,998,558
	Missouri — 0.4%
	Missouri Health and Educational Facilities Authority (Webster University), 5.00% due 4/1/2019 - 4/1/2021 (ETM)	4,755,000	4,942,768
	Tax Increment Financing Commission of Kansas City (Union Hill Redevelopment Project), 5.00% due 5/1/2022	500,000	503,570
	Nebraska — 0.7%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	8,350,000	9,102,836
	Nevada — 1.1%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2027 - 9/1/2032	3,180,000	3,450,410
	Clark County School District (School Facilities Improvements) GO, Series C, 5.00% due 6/15/2022	1,110,000	1,210,766
	Washoe County (Reno Sparks Convention & Visitors Authority) GO,
	5.00% due 7/1/2026 - 7/1/2032	8,905,000	9,544,809
	5.00% due 7/1/2032 (pre-refunded 7/1/2021)	95,000	102,069
	New Hampshire — 0.5%
	New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	1,860,000	2,086,529
	State of New Hampshire (Turnpike System), Series B, 5.00% due 2/1/2022 - 2/1/2024	4,005,000	4,351,847
	New Jersey — 3.1%
	Cape May County Industrial Pollution Control Financing Authority (Atlantic City Electric Company; Insured: Natl-Re), Series A, 6.80% due 3/1/2021	575,000	623,128

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re), 5.50% due 10/1/2024	$ 2,500,000	$ 2,939,875
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026	2,000,000	2,146,380
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,503,100
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	2,006,340
	New Jersey State Health Care Facilities Financing Authority (Virtua Health), 5.00% due 7/1/2027 - 7/1/2028	3,000,000	3,366,070
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[b]	2.91% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	2,000,000	2,017,720
	5.00% due 6/15/2023 - 6/15/2031	13,250,000	14,783,302
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: Natl-Re), Series B, 5.50% due 12/15/2020	3,185,000	3,373,839
	Passaic Valley Sewage Commissioners GO, Series G, 5.75% due 12/1/2022	3,000,000	3,374,160
	New Mexico — 1.4%
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series B 4.70% due 9/1/2024	3,000,000	3,126,780
	City of Las Cruces (NMFA Loan), 5.00% due 6/1/2030	2,040,000	2,121,212
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,130,000	2,204,444
[c]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services; SPA Wells Fargo Bank, N.A.), Series C, Series C, 1.75% due 8/1/2034 (put 1/2/2019)	7,500,000	7,500,000
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2034	1,810,000	2,068,323
	New York — 5.9%
	City of New York (City Budget Financial Management) GO,
	5.00% due 8/1/2027	4,530,000	5,117,586
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	10,197,880
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,300,000	1,466,946
	Erie County Industrial Development Agency (City of Buffalo School District) (State Aid Withholding),
	5.00% due 5/1/2019 - 5/1/2027	6,810,000	7,415,497
	5.00% due 5/1/2019 (ETM)	1,190,000	1,202,947
	Metropolitan Transportation Authority (Green Bond), Series C-1 5.00% due 11/15/2030	8,500,000	9,848,865
	Metropolitan Transportation Authority (Transit and Commuter System),
	Series A2-GREEN BOND, 5.00% due 11/15/2024	5,435,000	6,184,704
	Series C-1A, 4.00% due 2/15/2019	2,250,000	2,255,805
	Metropolitan Transportation Authority, Series A2-GREEN BOND, 5.00% due 11/15/2025	10,000,000	11,534,000
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	2,500,000	2,764,400
	New York State Dormitory Authority (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2023	2,180,000	2,216,035
	New York State Dormitory Authority (State University Educational Facilities), Series A, 5.25% due 5/15/2021	500,000	530,360
[c]	New York State Housing Finance Agency (160 Madison Avenue Housing Development; LOC Landesbank Hessen- 1.73% due 11/1/2046 (put 1/2/2019)	6,000,000	6,000,000
	Town of Oyster Bay GO, 3.00% due 2/1/2019 - 2/1/2020	5,000,000	5,017,513
	United Nations Development Corp. (One, Two and Three U.N. Plaza), Series A, 5.00% due 7/1/2025	1,700,000	1,725,296
	North Carolina — 0.5%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,407,620
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030	3,000,000	3,379,170
	Ohio — 4.4%
	Akron, Bath and Copley Joint Township Hospital District (Children’s Hospital Medical Center of Akron), 5.00% due 11/15/2024	1,000,000	1,084,930
	American Municipal Power, Inc. (AMP Fremont Energy Center), Series B, 5.25% due 2/15/2028 (pre-refunded 2/15/2022)	4,000,000	4,395,920
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031	3,075,000	3,452,333
	City of Cleveland (Bridges and Roadways), 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,858,033
	City of Cleveland (Public Facilities Improvements),
	5.00% due 10/1/2029	1,500,000	1,771,095
	Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,897,626
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024 - 12/1/2026	2,230,000	2,474,836
	City of Cleveland Income Tax Revenue, 5.00% due 10/1/2033 - 10/1/2035	1,450,000	1,677,008
	Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Art), 5.00% due 10/1/2021	2,040,000	2,144,346
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	2,038,349
	County of Allen (Catholic Health Partners-Mercy Health West Facility), Series A, 5.00% due 5/1/2025 - 5/1/2026	8,325,000	9,028,648
	County of Cuyahoga (Convention Center Hotel) COP, 5.00% due 12/1/2026	2,910,000	3,252,565
	County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	9,075,340
	County of Hamilton, Series A, 5.00% due 12/1/2021 - 12/1/2023	2,100,000	2,326,949
	Deerfield Township (Public Street Improvements-Wilkens Blvd.), 5.00% due 12/1/2025	925,000	927,368
	Lucas County Health Care Facility (Sunset Retirement Community),
	5.00% due 8/15/2021	740,000	767,942
	5.125% due 8/15/2025	1,250,000	1,320,850
	Oklahoma — 0.2%
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2026 - 8/15/2027	2,000,000	2,295,250
	Pennsylvania — 6.8%
	Allegheny County (Propel Charter School-McKeesport) IDA,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series C,
	5.90% due 8/15/2026	$ 765,000	$ 791,094
	6.375% due 8/15/2035	1,130,000	1,164,397
	Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series A, 5.00% due 5/15/2019	2,500,000	2,528,475
	Bethlehem Area School District (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding) GO,
	Series A,
	5.00% due 10/15/2020	380,000	382,949
	5.00% due 10/15/2020 (pre-refunded 4/15/2019)	95,000	95,865
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,563,797
	City of Philadelphia (Philadelphia Gas Works), 5.00% due 8/1/2034 - 8/1/2037	10,985,000	12,275,178
	City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2029 - 10/1/2030	3,510,000	4,050,785
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2024 - 9/1/2036	1,715,000	1,953,695
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,389,610
	Dallastown Area School District (State Aid Withholding) GO, Series A, 4.00% due 5/1/2021	460,000	480,921
	Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), 5.25% due 12/15/2030	3,000,000	3,309,750
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	4,050,564
	Pennsylvania Higher Educational Facilities Authority (Insured: AMBAC), Series 14, Zero Coupon due 7/1/2020	2,032,839	1,825,469
	Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding) GO, Series B, 5.00% due 6/1/2027	5,000,000	5,774,550
	Pennsylvania Turnpike Commission (Highway Improvements),
	5.00% due 12/1/2035 - 12/1/2036	1,750,000	1,968,160
	5.35% due 12/1/2030 (pre-refunded 12/1/2020)	1,540,000	1,636,234
	Series C-2, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	2,460,000	2,620,909
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), 5.00% due 9/1/2032 - 9/1/2034	5,685,000	6,407,885
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	12,374,807
	Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
	Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	9,643,964
	Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	4,131,005
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	4.00% due 9/15/2020 - 9/15/2021	1,215,000	1,258,711
	5.00% due 9/15/2021	430,000	461,145
	Rhode Island — 0.4%
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO, Series B, 4.00% due 10/15/2023	800,000	855,584
	State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	4,032,224
	South Carolina — 0.5%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,227,980
	South Carolina Public Service Authority (Capital Improvement Program),
	Series B, 5.00% due 12/1/2031	2,385,000	2,567,214
	Series C, 5.00% due 12/1/2031	1,515,000	1,677,423
	South Dakota — 0.4%
	South Dakota Health and Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2023	1,575,000	1,687,817
	South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2024 - 11/1/2029	3,500,000	3,785,658
	Tennessee — 1.6%
	County of Shelby Health, Educational and Housing Facility Board (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2027 - 5/1/2035	3,560,000	4,110,317
	Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2033 - 7/1/2036	3,000,000	3,491,030
	Tennessee Energy Acquisition Corp. (The Gas Project),
[a]	4.00% due 5/1/2048 (put 5/1/2023)	1,850,000	1,922,205
	5.25% due 9/1/2023	7,000,000	7,737,800
	Series C, 5.00% due 2/1/2023	2,500,000	2,712,500
	Texas — 11.8%
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	11,017,896
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,121,900
	City of Galveston (Galveston Island Convention Center; Insured: AGM),
	Series A, 5.00% due 9/1/2021	545,000	579,417
	Series B, 5.00% due 9/1/2024	1,115,000	1,220,501
[b]	City of Houston (Combined Utility System), Series C, 2.114% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	5,000,000	4,970,150
	City of Houston (Convention & Entertainment Facilities), 5.00% due 9/1/2032	3,560,000	3,943,661
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,175,000	1,371,507
	City of Houston GO, 4.00% due 6/28/2019	3,500,000	3,537,310
	City of McAllen (International Toll Bridge; Insured: AGM), Series A, 5.00% due 3/1/2028 - 3/1/2032	6,120,000	6,943,322
	City of Pharr Higher Education Finance Authority (IDEA Public Schools), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2019)	4,445,000	4,552,925
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,507,654
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2033 - 5/15/2034	3,075,000	3,495,931
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	2,705,000	2,939,253

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2035 - 12/1/2036	$ 7,000,000	$ 7,925,830
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	1,905,000	2,252,853
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series A, 5.00% due 12/1/2028	3,000,000	3,374,580
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2028 - 11/15/2033	2,225,000	2,598,290
	Harris County GO, Series A, 5.00% due 10/1/2036 - 10/1/2037	4,980,000	5,747,448
	Houston Airport System Revenue, Series D 5.00% due 7/1/2035	1,750,000	2,027,900
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.), 6.50% due 5/15/2031 (pre-refunded 5/15/2021)	775,000	853,686
	La Vernia Higher Education Finance Corp. (Kipp, Inc.), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2019)	3,000,000	3,070,980
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	9,415,000	10,240,131
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	55,000	60,308
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2029 - 11/1/2030	4,040,000	4,879,525
	North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas), 5.00% due 8/15/2019	270,000	274,984
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2020 - 1/1/2037	3,750,000	4,029,415
	Round Rock (Educational Facilities Improvements; Guaranty: PSF) ISD GO, 5.00% due 8/1/2028 - 8/1/2029	5,820,000	6,760,275
	San Antonio Water System, Series A 5.00% due 5/15/2037	500,000	577,140
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2020)	1,590,000	1,685,654
	Texas Public Finance Authority Charter School Finance Corp. (Cosmos Foundation, Inc.), Series A, 6.00% due 2/15/2030 (pre-refunded 2/15/2020)	1,750,000	1,828,662
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2025	2,250,000	2,510,933
	Texas Transportation Commission (Highway Improvements) GO,
	4.00% due 8/29/2019	32,875,000	33,345,441
	5.00% due 4/1/2022 - 4/1/2024	3,000,000	3,363,920
	Uptown Development Authority (Infrastructure Improvements), 5.50% due 9/1/2029 (pre-refunded 9/1/2019)	1,250,000	1,279,887
	U. S. Virgin Islands — 0.4%
	Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	5,000,000	5,050,350
	Utah — 0.2%
[a]	County of Utah, (IHC Health Services, Inc. Obligated Group), Series B- 5.00% due 5/15/2056 (put 8/1/2022)	2,500,000	2,730,100
	Virginia — 0.0%
	County of Hanover (FirstHealth Richmond Memorial Hospital) IDA, 6.00% due 10/1/2021 (ETM)	380,000	390,127
	Washington — 2.3%
	City of Seattle (Light and Power Improvements), Series B, 5.00% due 2/1/2019	3,000,000	3,007,680
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2028 - 12/1/2030	4,545,000	5,137,361
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2025 - 12/1/2028	7,860,000	8,616,652
	Skagit County Public Hospital District No. 2 (Island Hospital) GO, 5.00% due 12/1/2027 - 12/1/2028	4,640,000	5,040,025
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030	4,415,000	5,181,223
	Tacoma School District No.10 (Pierce County Capital Projects) GO, 5.00% due 12/1/2019 - 12/1/2020	2,000,000	2,088,980
	West Virginia — 0.3%
[a]	West Virginia Economic Development Authority, (Appalachian Power Co.) AMT, Series A, 1.70% due 1/1/2041 (put 9/1/2020)	1,500,000	1,469,805
[a]	West Virginia Economic Development Authority, (Appalachian Power Co.), 2.625% due 12/1/2042 (put 6/1/2022)	2,000,000	1,984,800
	Wisconsin — 2.6%
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), 5.00% due 8/15/2054 (put 1/26/2022)	6,500,000	7,054,450
	Wisconsin Health & Educational Facilities Authority (Agnesian Healthcare),
	5.00% due 7/1/2021 (pre-refunded 7/1/2020)	2,170,000	2,268,648
	5.50% due 7/1/2025 (pre-refunded 7/1/2020)	5,000,000	5,264,000
	Wisconsin Health & Educational Facilities Authority (Ascension Health), 5.00% due 11/15/2036	3,000,000	3,341,370
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2023 - 8/15/2026	10,925,000	11,687,995
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,480,331
	Total Investments — 98.3% (Cost $1,195,862,932)		$1,228,249,856
	Other Assets Less Liabilities — 1.7%		21,692,527
	Net Assets — 100.0%		$1,249,942,383

Footnote Legend
a	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at December 31, 2018.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
c	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
Portfolio Abbreviations

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2018 (Unaudited)

To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
ISD	Independent School District
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF	Guaranteed by Permanent School Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 1,228,249,856	$ —	$ 1,228,249,856	$ —
Total Investments in Securities	$ 1,228,249,856	$ —	$ 1,228,249,856	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no additional transfers between levels for the period ended December 31, 2018.

SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 98.9%
	Arizona — 2.7%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America, N.A.) HFA, Series C-RMK, 1.75% due 1/1/2046 (put 1/2/2019)	$1,900,000	$ 1,900,000
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2031	2,500,000	2,784,675
[b]	Industrial Development Authority of the County of Yavapai, (Waste Management, Inc.) AMT 2.80% due 6/1/2027 (put 6/1/2021)	1,500,000	1,503,465
	Pima County (Providence Day School) IDA, 5.125% due 12/1/2040	710,000	727,949
	Arkansas — 0.4%
	University of Arkansas Board of Trustees (Fayetteville Campus), 5.00% due 11/1/2036	1,000,000	1,118,070
	California — 14.7%
	ABAG Finance Authority for Nonprofit Corporations (Episcopal Senior Communities), 5.00% due 7/1/2047	1,635,000	1,711,714
	Benicia (Benicia High School; Insured: AGM) USD GO, Zero Coupon due 8/1/2026	830,000	675,836
	California (Children’s Hospital Los Angeles) HFFA,
	5.00% due 11/15/2034	420,000	450,752
	Series A, 5.00% due 8/15/2036	500,000	559,700
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, 6.25% due 2/1/2026	1,500,000	1,629,720
[c]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 2.404% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	1,002,870
	California Infrastructure and Economic Development Bank (Pacific Gas and Electric Company),
[b]	Series E, 1.75% due 11/1/2026 (put 6/1/2022)	1,000,000	902,560
[b]	Series F, 1.75% due 11/1/2026 (put 6/1/2022)	1,310,000	1,182,354
	California Municipal Finance Authority (Harbor Regional Center), 8.50% due 11/1/2039 (pre-refunded 11/1/2019)	1,000,000	1,055,360
[d]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) L.P. Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,034,280
	California State Public Works Board (Department of General Services-Office Buildings 8 and 9 Renovation), 6.25% due 4/1/2034 (pre-refunded 4/1/2019)	100,000	101,169
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	2,025,000	1,536,712
	Carson Redevelopment Agency (Project Area 1), Series A, 7.00% due 10/1/2036 (pre-refunded 10/1/2019)	500,000	520,000
	City of Los Angeles (Cash Flow Management) GO, 4.00% due 6/27/2019	3,000,000	3,033,990
	City of Moorpark Mobile Home Park (Villa Del Arroyo), Series A, 6.15% due 5/15/2031	1,000,000	1,072,350
	City of Palm Springs Financing Authority (Downtown Revitalization Project), 5.25% due 6/1/2027	1,620,000	1,789,355
	Corona-Norco (Insured: AGM) USD COP, 5.00% due 4/15/2031	1,750,000	1,809,360
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	630,000	686,366
	County of Los Angeles (Fiscal Year 2017-2018 Expenditures) GO, 4.00% due 6/28/2019	4,000,000	4,045,760
	Daly County Housing Development Finance Agency (Franciscan Country Club Mobile Home Park Acquisition), 5.25% due 12/15/2023	650,000	651,748
	M-S-R Energy Authority, 6.50% due 11/1/2039	1,000,000	1,347,560
[b]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,091,260
	Oakland (County of Alameda Educational Facilities) USD GO, 5.00% due 8/1/2035	1,000,000	1,143,580
	Redwood City Redevelopment Agency (Redevelopment Project Area 2; Insured: AMBAC), Zero Coupon due 7/15/2021	1,285,000	1,216,934
	Riverside County Asset Leasing Corp. (Riverside County Hospital; Insured: Natl-Re), Zero Coupon due 6/1/2021	535,000	507,752
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 4.00% due 6/28/2019	3,000,000	3,034,020
	San Francisco City & County Redevelopment Financing Authority (Mission Bay North Redevelopment),
	Series C,
	6.50% due 8/1/2039 (pre-refunded 8/1/2019)	250,000	257,175
	6.75% due 8/1/2041 (pre-refunded 2/1/2021)	500,000	552,190
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Zero Coupon due 8/1/2023	1,025,000	923,125
	San Jose Redevelopment Agency (Merged Area Redevelopment), 5.50% due 8/1/2035 (pre-refunded 8/1/2020)	1,000,000	1,060,190
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re), Series D, Zero Coupon due 9/1/2027	905,000	720,480
	Colorado — 1.3%
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,117,740
	Eagle River Fire District COP,
	6.625% due 12/1/2024 (pre-refunded 12/1/2019)	225,000	234,511
	6.875% due 12/1/2030 (pre-refunded 12/1/2019)	400,000	417,808
	Public Authority for Colorado Energy (Natural Gas Purchase), 6.50% due 11/15/2038	260,000	352,409
	Regional Transportation District (FasTracks Transportation System) COP,
	5.375% due 6/1/2031	500,000	521,930
	Series A, 5.00% due 6/1/2044	565,000	613,053
	Connecticut — 2.7%
	Connecticut Health & Educational Facilities Authority (Ethel Walker School), Series B, 6.00% due 7/1/2039 (pre-refunded 7/1/2019)	1,000,000	1,021,130
	State of Connecticut GO, 5.00% due 9/15/2033 - 4/15/2035	3,350,000	3,717,427
	University of Connecticut (Insured: AGM-CR), 5.00% due 4/15/2028	1,975,000	2,305,101
	Delaware — 0.4%
	Delaware (Nanticoke Memorial Hospital) HFA, 5.00% due 7/1/2021	1,000,000	1,052,400
	District of Columbia — 0.4%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGM), Zero Coupon due 10/1/2027	1,500,000	1,116,045
	Florida — 4.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2037	$1,000,000	$ 1,116,890
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2027 - 4/1/2028	2,250,000	2,493,005
[a]	Manatee County (Florida Power & Light Co.), 1.72% due 9/1/2024 (put 1/2/2019)	300,000	300,000
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program), 5.00% due 7/1/2022 - 7/1/2024	1,250,000	1,400,262
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, 5.00% due 8/1/2027	1,100,000	1,196,690
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,155,190
	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), 2.407% due 10/1/2021	1,000,000	1,036,190
	Tampa Sports Authority (Tampa Bay Arena; Insured: Natl-Re), 5.75% due 10/1/2020	430,000	446,147
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), 5.00% due 10/15/2030	1,500,000	1,696,245
	Georgia — 0.7%
	City of Atlanta (Water and Wastewater Capital Improvement Program), 6.25% due 11/1/2034 (pre-refunded 11/1/2019)	500,000	518,395
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.), 5.00% due 10/1/2019	1,000,000	1,022,550
	Main Street Natural Gas, Inc. (Georgia Gas), 5.50% due 9/15/2023	350,000	394,782
	Guam — 3.7%
	Government of Guam (Economic Development) GO, 7.00% due 11/15/2039 (pre-refunded 11/15/2019)	520,000	543,364
	Government of Guam (Economic Development), Series D, 5.00% due 11/15/2031	2,000,000	2,126,360
	Government of Guam (Layon Solid Waste Disposal Facility), Series A, 5.75% due 12/1/2034 (pre-refunded 12/1/2019)	500,000	517,945
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2032	3,000,000	3,180,300
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2033	1,000,000	1,094,750
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2027	1,000,000	1,089,540
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	532,225
	5.25% due 7/1/2024	500,000	548,515
	Hawaii — 0.4%
[c]	City and County of Honolulu (Rail Transit Project) GO, 2.03% (MUNIPSA + 0.32%) due 9/1/2028 (put 9/1/2020)	1,000,000	999,610
	Illinois — 11.0%
	Chicago Park District (Various Capital Projects) GO, 5.00% due 1/1/2035	2,000,000	2,120,380
	Chicago Park District GO, 5.00% due 1/1/2027	825,000	916,311
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	563,680
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2031	500,000	535,990
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,646,205
	City of Chicago (Water System Improvements), 5.00% due 11/1/2029	200,000	213,758
	City of Chicago, 5.00% due 1/1/2022	1,195,000	1,249,349
	Cook County GO, Series A, 5.25% due 11/15/2033	1,000,000	1,038,660
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029	2,195,000	2,466,829
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series A-1, 1.75% due 8/15/2042 (put 1/2/2019)	1,400,000	1,400,000
	Illinois Finance Authority (OSF Healthcare System), 6.00% due 5/15/2039 (pre-refunded 5/15/2020)	990,000	1,043,925
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), 5.00% due 8/15/2035	2,355,000	2,561,957
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	781,248
	Illinois State University (Insured AGM), Series A, 5.00% due 4/1/2021 - 4/1/2036	1,915,000	2,120,095
	Illinois Toll Highway Authority (Move Illinois Program), 5.00% due 1/1/2037	1,000,000	1,116,600
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,460,566
	Series D, 5.00% due 1/1/2028	1,000,000	1,096,500
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	48,844
	State of Illinois Series B, 5.00% due 6/15/2032	2,000,000	2,152,800
	State of Illinois, Series B, 5.00% due 6/15/2035	2,500,000	2,662,650
	Will County School District No. 114 (Educational Facilities; Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	570,000	489,128
	Indiana — 0.8%
	City of Carmel Redevelopment District (Performing Arts Center) COP, Series C, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	1,000,000	1,090,060
	Indiana Finance Authority (Marian University), 6.375% due 9/15/2041	1,000,000	1,057,780
	Kansas — 0.9%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,240,470
	Kentucky — 3.4%
	County of Owen (Kentucky-American Water Co. Project), Series A-KY, 6.25% due 6/1/2039	540,000	549,650
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2021 - 10/1/2022	3,365,000	3,032,305
[b]	Kentucky Public Energy Authority (Gas Supply System), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	5,000,000	5,243,800
	Louisiana — 2.2%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034	400,000	441,432
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2038	2,000,000	2,201,080
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured AGM) 5.00% due 1/1/2029	700,000	814,443
[b]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	2,250,000	2,339,415

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Maryland — 0.6%
[a]	County of Montgomery (SPA U.S. Bank, N.A.) GO, Series E, 1.70% due 11/1/2037 (put 1/2/2019)	$1,500,000	$ 1,500,000
	Massachusetts — 0.3%
	Massachusetts Development Finance Agency (Jordan Hospital and Milton Hospital), Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	610,841
	Massachusetts Educational Financing Authority (MEFA Loan Program), 6.00% due 1/1/2028	125,000	128,176
	Michigan — 6.3%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,410,050
	City of Detroit GO, 5.00% due 4/1/2023 - 4/1/2024	900,000	954,851
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.25% due 11/1/2032	1,025,000	1,118,183
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,109,390
	Detroit City School District (School Building & Site; Insured: AGM) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,180,010
	Detroit City School District (School Building & Site; Insured: Q-SBLF), Series A, 5.00% due 5/1/2025	1,000,000	1,084,320
	Detroit Downtown Development Authority (Catalyst Development Project), 5.00% due 7/1/2024	850,000	948,285
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital),
	5.00% due 5/15/2036	450,000	463,046
	5.00% due 5/15/2036 (pre-refunded 5/15/2020)	550,000	572,577
	5.25% due 5/15/2041	140,000	148,491
	5.25% due 5/15/2041 (pre-refunded 5/15/2021)	860,000	924,896
	Livonia Public School District (School Building & Site) GO, Series I, 5.00% due 5/1/2036	225,000	248,123
	Michigan Finance Authority (State Dept. of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,066,700
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	950,000	957,828
	Michigan State Hospital Finance Authority (Henry Ford Health System), 5.75% due 11/15/2039 (pre-refunded 11/15/2019)	1,000,000	1,033,350
	Michigan Strategic Fund (Detroit Edison Company; Insured: Natl-Re/AMBAC), 7.00% due 5/1/2021	250,000	275,993
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,931,263
	Missouri — 1.1%
	Platte County 5.00% due 4/1/2020	350,000	338,947
	Tax Increment Financing Commission of Kansas City (Union Hill Redevelopment Project), 6.00% due 5/1/2030	2,505,000	2,509,985
	Nebraska — 1.4%
[b]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	1,650,000	1,798,764
	Douglas County Health Facilities (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,944,518
	Nevada — 0.4%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2037	1,000,000	1,075,570
	New Jersey — 3.5%
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026	1,000,000	1,073,190
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,180,200
	New Jersey Transit Corp. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series A, 5.00% due 9/15/2020	1,000,000	1,048,150
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[c]	2.91% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	1,000,000	1,008,860
	5.00% due 6/15/2027	3,000,000	3,363,810
	Tobacco Settlement Financing Corp., Series A, 5.00% due 6/1/2019	1,310,000	1,325,982
	New Mexico — 1.4%
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series B 4.70% due 9/1/2024	1,000,000	1,042,260
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,500,000	2,587,375
	New York — 9.1%
	City of New York (City Budget Financial Management) GO,
	5.00% due 8/1/2023	3,000,000	3,390,390
	Series J, 5.00% due 8/1/2031	2,000,000	2,264,340
	Metropolitan Transportation Authority (Transit and Commuter System),
	Series C-1, 5.00% due 9/1/2020	5,000,000	5,229,850
	Series C-1A, 4.00% due 2/15/2019	1,000,000	1,002,580
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Landesbank Hessen-Thuringen), Series C-2, 1.73% due 8/1/2031 (put 1/2/2019)	3,550,000	3,550,000
[a]	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen), 1.73% due 6/15/2044 (put 1/2/2019)	4,700,000	4,700,000
[a]	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen), Series A, 1.73% due 11/1/2046 (put 1/2/2019)	1,400,000	1,400,000
	Town of Oyster Bay GO, 3.00% due 2/1/2019 - 2/1/2020	2,250,000	2,256,610
	North Carolina — 1.1%
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029	1,500,000	1,698,990
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,148,795
	Ohio — 1.3%
	Akron, Bath and Copley Joint Hospital District (Summa Health), 5.25% due 11/15/2030	1,420,000	1,607,270
	City of Akron (Community Learning Centers), 5.00% due 12/1/2031	625,000	680,906
	Cleveland-Cuyahoga County Port Authority (Flats East Development Project; LOC Fifth Third Bank), 7.00% due 5/15/2040	915,000	982,646
	Pennsylvania — 4.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Allegheny County (Propel Charter School) IDA, Series A, 6.75% due 8/15/2035	$ 885,000	$ 917,055
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2024 - 8/1/2025	1,475,000	1,649,516
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,155,800
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,129,870
	Pennsylvania Turnpike Commission (Highway Improvements),
	5.35% due 12/1/2030 (pre-refunded 12/1/2020)	770,000	818,117
	Series C-2, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	1,230,000	1,310,454
	Pennsylvania Turnpike Commission, 5.00% due 12/1/2037	750,000	839,115
	Philadelphia (Mast Charter School) IDA, 6.00% due 8/1/2035 (pre-refunded 8/1/2020)	1,000,000	1,061,800
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), 5.00% due 9/1/2035	1,500,000	1,674,255
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,489,622
	School District of Philadelphia GO, 5.00% due 9/1/2038	100,000	110,304
	Rhode Island — 0.3%
	Pawtucket Housing Authority,
	5.50% due 9/1/2022 - 9/1/2024	475,000	513,267
	5.50% due 9/1/2022 - 9/1/2024 (pre-refunded 9/1/2020)	190,000	206,321
	South Carolina — 0.7%
	South Carolina Public Service Authority (Summer Nuclear Units 2 and 3), Series B, 5.00% due 12/1/2034	1,780,000	1,900,577
	South Dakota — 0.5%
	South Dakota Health & Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2027	400,000	425,536
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.50% due 11/1/2040	750,000	769,478
	Tennessee — 0.9%
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2036	1,000,000	1,136,110
[b]	Tennessee Energy Acquisition Corp. (The Gas Project), 4.00% due 5/1/2048 (put 5/1/2023)	750,000	779,272
	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	500,000	558,705
	Texas — 10.9%
	Austin Convention Enterprises, Inc. (Convention Center Hotel First Tier), 5.00% due 1/1/2032 - 1/1/2034	1,600,000	1,756,021
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	2,172,891
	City of Houston (Combined Utility System), Series D, 5.00% due 11/15/2028	2,500,000	2,863,975
	City of Houston (Convention & Entertainment Facilities Department), 5.00% due 9/1/2025 - 9/1/2034	2,875,000	3,202,311
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	3,000,000	3,419,190
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	1,165,000	1,265,889
	Harris County-Houston Sports Authority, Series A, 5.00% due 11/15/2030	2,000,000	2,234,160
	Kimble County Hospital District, Series A, 6.25% due 8/15/2033 (pre-refunded 8/15/2019)	500,000	513,665
	La Vernia Higher Education Finance Corp. (Kipp, Inc.), Series A, 6.25% due 8/15/2039 (pre-refunded 8/15/2019)	1,000,000	1,026,700
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	2,980,000	3,241,167
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	20,000	21,930
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	909,788
	San Antonio Energy Acquisition Public Facilities Corp. (Natural Gas Supply Agreement), 5.50% due 8/1/2021	40,000	42,904
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 6.70% due 8/15/2040 (pre-refunded 8/15/2020)	1,000,000	1,075,040
	Texas Public Finance Authority Charter School Finance Corp. (Cosmos Foundation, Inc.), Series A, 6.20% due 2/15/2040 (pre-refunded 2/15/2020)	1,000,000	1,047,150
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	1,000,000	1,077,960
	Texas Transportation Commission (Highway Improvements) GO, 4.00% due 8/29/2019	2,450,000	2,485,059
	U. S. Virgin Islands — 0.6%
	Virgin Islands Public Finance Authority (Diageo Project), 6.75% due 10/1/2037	1,500,000	1,515,105
	Utah — 0.8%
	Herriman City (Towne Center Access and Utility Improvements), 4.75% due 11/1/2022 (pre-refunded 5/1/2020)	1,000,000	1,038,780
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2033	1,000,000	1,125,220
	Washington — 1.2%
	Washington Health Care Facilities Authority (Catholic Health Initiatives), Series A, 5.75% due 1/1/2045	2,000,000	2,187,460
	Washington Health Care Facilities Authority (Overlake Hospital Medical Center), 5.70% due 7/1/2038 (pre-refunded 7/1/2020)	1,000,000	1,055,730
	West Virginia — 0.9%
[b]	West Virginia Economic Development Authority (Appalachian Power Co.), 2.625% due 12/1/2042 (put 6/1/2022)	1,500,000	1,488,600
[b]	West Virginia Economic Development Authority, (Appalachian Power Co.) AMT, Series A, 1.70% due 1/1/2041 (put 9/1/2020)	1,000,000	979,870
	Wisconsin — 1.0%
[d]	Public Finance Authority (Alabama Proton Therapy Center), 6.25% due 10/1/2031	1,000,000	1,043,470
[b]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), 5.00% due 8/15/2054 (put 1/29/2025)	1,250,000	1,431,087
	Total Investments — 98.9% (Cost $248,045,941)		$257,457,457
	Other Assets Less Liabilities — 1.1%		2,934,588

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$260,392,045

Footnote Legend
a	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
b	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at December 31, 2018.
c	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2018, the aggregate value of these securities in the Fund’s portfolio was $2,077,750, representing 0.80% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 257,457,457	$ —	$ 257,457,457	$ —
Total Investments in Securities	$ 257,457,457	$ —	$ 257,457,457	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2018.

SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2019 - 12/1/2024	$ 3,975,000	$ 4,417,532
	Alameda County Joint Powers Authority (Juvenile Justice), 5.00% due 12/1/2021	500,000	547,860
	Alameda County Joint Powers Authority (Public Facilities Capital Projects), 5.00% due 12/1/2021	1,000,000	1,095,720
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,000,000	2,758,050
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	2.95% due 4/1/2047 (put 4/1/2026)	4,775,000	4,937,541
[b]	Series A-1, 2.41% (MUNIPSA + 0.70%) due 4/1/2047 (put 10/1/2019)	5,000,000	5,003,750
[a]	Series E, 2.00% due 4/1/2034 (put 4/1/2021)	5,300,000	5,302,650
	Bonita (Educational Facilities) USD GO, 5.00% due 8/1/2024	1,000,000	1,108,550
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM), Series A, 5.00% due 9/2/2020 - 9/2/2023	6,225,000	6,875,027
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2020 - 11/15/2023	2,190,000	2,352,869
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2022	1,000,000	1,065,750
	California (Episcopal Home; Insured: California Mtg Insurance) HFFA ETM, Series B, 5.10% due 2/1/2019	290,000	290,829
	California (Kaiser Permanente) HFFA, Series A-1, 5.00% due 11/1/2027	3,000,000	3,667,860
	California (St. Joseph Health System) HFFA,
	Series A, 5.00% due 7/1/2024	1,000,000	1,137,100
[a]	Series D, 5.00% due 7/1/2043 (put 10/15/2020)	5,000,000	5,268,550
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2022	2,000,000	2,143,320
	California Educational Facilities Authority (Loyola Marymount University; Insured: Natl-Re), Series A, Zero Coupon due 10/1/2019	2,025,000	1,996,994
	California Educational Facilities Authority (Pitzer College) ETM, 5.00% due 4/1/2020	1,445,000	1,505,083
[c]	California Educational Facilities Authority (Stanford University), 1.75% due 4/4/2019	3,500,000	3,500,000
[c]	California Health Facilities Financing Authority (Adventist Health System/West Obligated Group; LOC U.S. Bank N.A.) HFFA, Series B, 1.40% due 9/1/2028 (put 1/2/2019)	500,000	500,000
	California Infrastructure and Economic Development Bank (California Academy of Sciences),
[b]	Series C, 2.133% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	4,985,000	4,976,525
[b]	Series D, 2.133% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	6,000,000	5,989,800
	California Infrastructure and Economic Development Bank (King City High School), 5.25% due 8/15/2020	1,000,000	1,040,670
[b]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 2.404% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	6,250,000	6,267,937
	California Infrastructure and Economic Development Bank (Pacific Gas and Electric Company),
[a]	Series E, 1.75% due 11/1/2026 (put 6/1/2022)	3,500,000	3,158,960
[a]	Series F, 1.75% due 11/1/2026 (put 6/1/2022)	4,500,000	4,061,520
	California Infrastructure and Economic Development Bank (The Scripps Research Institute), 5.00% due 7/1/2019 - 7/1/2027	1,650,000	1,849,657
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure), 5.00% due 10/1/2021 - 10/1/2023	435,000	478,043
	California Municipal Finance Authority (Biola University),
	4.00% due 10/1/2019	405,000	411,488
	5.00% due 10/1/2020 - 10/1/2027	2,855,000	3,194,181
[a,d]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 2.08% due 11/1/2042 (put 1/15/2019)	1,000,000	999,430
	California State Housing Finance Agency (Multi-Family Housing; Insured: FHA), Series A, 3.05% due 12/1/2019	735,000	735,456
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2022	565,000	620,777
	California State Public Works Board (Correctional and Rehabilitation Facilities),
	Series A, 5.00% due 9/1/2022 - 9/1/2024	13,780,000	15,502,773
	Series G, 5.00% due 11/1/2022	1,500,000	1,671,435
	California State Public Works Board (Judicial Council Projects),
	Series A, 5.00% due 3/1/2023 - 3/1/2024	2,400,000	2,689,026
	Series D, 5.00% due 12/1/2021 - 12/1/2022	4,300,000	4,683,736
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	7,947,390
	California State Public Works Board (University of California; Insured: Natl-Re) ETM, Series A, 5.00% due 6/1/2020	1,185,000	1,241,655
	California State Public Works Board (Various State Participating Agency Capital Projects), Series A1, 5.125% due 3/1/2021 (pre-refunded 3/1/2020)	1,635,000	1,702,166
	California State Public Works Board (Yuba City Courthouse), Series D, 5.00% due 6/1/2022	1,950,000	2,151,435
[c]	California State University Institute, Series A, Zero Coupon due 1/8/2019	2,200,000	2,200,000
	California Statewide Communities Development Authority (Cottage Health System),
	4.00% due 11/1/2021	150,000	158,375
	5.00% due 11/1/2020 - 11/1/2025	710,000	798,945
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2021 - 5/15/2027	2,260,000	2,501,501
	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series A, 5.00% due 4/1/2019	3,715,000	3,745,760
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2020 - 1/1/2024	1,460,000	1,574,325
[a]	California Statewide Communities Development Authority (Southern California Edison Company), 2.625% due 11/1/2033 (put 12/1/2023)	4,195,000	4,153,889
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	4,180,000	3,172,077
	Carson Redevelopment Agency (Project Area 1) ETM, Series A, 6.00% due 10/1/2019	540,000	557,620
	CDC Successor Agency of the City of Santee (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	646,030
	Central Valley Financing Authority (Carson Ice), 5.25% due 7/1/2020	500,000	527,225
	Chabot-Las Positas Community College District (Educational Facilities) GO,
	4.00% due 8/1/2019	360,000	365,198
	5.00% due 8/1/2020 - 8/1/2021	885,000	945,020

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	City and County of San Francisco (525 Golden Gate Avenue-Public Utilities Commission Office Project) COP, Series C, 5.00% due 11/1/2022	$ 700,000	$ 718,655
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2022 - 5/1/2024	1,400,000	1,595,666
	City of Burbank (Burbank Water and Power System), Series A, 5.00% due 6/1/2020	625,000	655,244
	City of Chula Vista (Capital Facilities Project) COP ETM, 5.25% due 3/1/2020	1,300,000	1,354,496
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	1,988,490
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2026 - 5/1/2027	3,500,000	4,205,670
	City of Clovis (Water System Facilities; Insured: BAM), 5.00% due 3/1/2021 - 3/1/2023	2,270,000	2,493,885
	City of Los Angeles (Cash Flow Management) GO, 4.00% due 6/27/2019	8,500,000	8,596,305
	City of Manteca (Water Supply System), 5.00% due 7/1/2019 - 7/1/2023	2,050,000	2,199,208
	City of San Jose Financing Authority (Civic Center Project),
	Series A,
	4.00% due 6/1/2021	1,000,000	1,055,800
	5.00% due 6/1/2019 - 6/1/2024	3,745,000	4,110,929
	City of Torrance (Torrance Memorial Medical Center), Series A, 5.00% due 9/1/2020	1,155,000	1,213,639
[b]	Contra Costa Transportation Authority Series A, 1.894% (LIBOR 1 Month + 0.25%) due 3/1/2034 (put 9/1/2021)	5,000,000	4,992,700
	County of El Dorado Community Facilities District (El Dorado Hills Development), 5.00% due 9/1/2019	1,700,000	1,736,805
	County of Los Angeles (Fiscal Year 2017-2018 Expenditures) GO, 4.00% due 6/28/2019	10,000,000	10,114,400
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), Series C, 5.00% due 6/1/2020 - 6/1/2024	6,000,000	6,568,255
	County of Monterey (Natividad Medical Center; Insured: AGM) COP, 5.25% due 8/1/2021	3,700,000	3,837,196
	Delano Financing Authority (Police Station and Capital Improvements), Series A, 5.00% due 12/1/2019	1,195,000	1,231,041
	Desert Sands (Educational Facilities; Insured: BAM) USD COP,
	4.00% due 3/1/2019	1,000,000	1,003,690
	5.00% due 3/1/2020 - 3/1/2021	1,780,000	1,880,355
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,744,763
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1),
	4.00% due 9/1/2020	575,000	595,792
	5.00% due 9/1/2021 - 9/1/2025	1,200,000	1,362,699
	Emeryville Redevelopment Agency (Emeryville and Shellmound Park Projects; Insured: AGM), Series A, 5.00% due 9/1/2022 - 9/1/2024	9,095,000	10,373,834
	Fresno County (Educational Facilities; Insured: Natl-Re) USD GO,
	Series B, 5.00% due 2/1/2020	2,510,000	2,595,039
	Series C, 5.90% due 8/1/2019 - 8/1/2020	1,395,000	1,457,462
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2023 - 11/15/2025	5,425,000	5,954,029
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027 - 10/1/2028	3,810,000	4,272,383
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2021	1,275,000	1,368,470
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2021 - 7/1/2027	2,735,000	3,006,889
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, 5.00% due 6/1/2019 - 6/1/2025	4,370,000	4,826,054
[c]	Irvine Unified School District (Community Facilities District No. 09; LOC U.S. Bank N.A.), Series C, 1.40% due 9/1/2054 (put 1/2/2019)	5,550,000	5,550,000
	Jurupa Public Financing Authority (Community Services District-Eastvale Area; Insured: AGM), Series A, 4.50% due 9/1/2019 - 9/1/2020	1,850,000	1,907,761
	La Quinta Redevelopment Agency (Redevelopment Project Areas No. 1 and 2), Series A, 5.00% due 9/1/2021 - 9/1/2023	4,500,000	5,029,915
	Lodi Public Financing Authority (City Police Building and Jail), 5.00% due 10/1/2020 - 10/1/2023	4,145,000	4,475,489
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,409,920
	Series D, 5.00% due 7/1/2022 - 7/1/2024	5,750,000	6,532,725
	Los Angeles Community College District (Facilities Projects) GO, Series J, 5.00% due 8/1/2026	1,000,000	1,220,170
	Los Angeles County Schools Regionalized Business Services Corp. (Insured: AMBAC) COP, Series A, Zero Coupon due 8/1/2021	2,135,000	2,014,842
	Los Angeles Department of Airports AMT, Series B, 5.00% due 5/15/2025 - 5/15/2026	10,220,000	11,934,475
	Los Angeles Department of Water and Power (Power System Capital Improvements), Series A, 5.00% due 7/1/2025 - 7/1/2026	800,000	955,956
	Los Angeles Department of Water, Series A, 5.00% due 7/1/2027	1,565,000	1,927,360
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,130,130
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD,
	Series F,
	4.00% due 9/1/2019	870,000	883,085
	5.00% due 9/1/2020 - 9/1/2023	2,675,000	2,880,235
	Mark West Union School District (Educational Facilities; Insured: Natl-Re) GO, 4.125% due 8/1/2020	1,275,000	1,277,741
	Milpitas Redevelopment Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,725,109
	Modesto Irrigation District (San Joaquin Valley Electric System), Series A, 5.00% due 7/1/2022	1,000,000	1,112,220
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,686,141
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,228,640
	North City West School Facilities Financing Authority (Carmel Valley; Insured: AGM), Series A, 5.00% due 9/1/2021 - 9/1/2022	4,415,000	4,840,468
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,228,150
	Northern California Power Agency (Lodi Energy Center), Series A, 5.00% due 6/1/2019	2,340,000	2,373,602
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2022 - 8/1/2025	2,745,000	3,144,546
	Palomar Pomerado Health (Insured: AGM) GO, Series A, Zero Coupon due 8/1/2019	2,000,000	1,977,920
	Palomar Pomerado Health (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2021	2,850,000	2,684,101
	Pasadena (2019 Crossover) USD GO, Series B, 5.00% due 8/1/2025	1,000,000	1,189,460

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	Pasadena (Educational Facilities Improvements) USD GO, 5.00% due 8/1/2024 - 8/1/2025	$ 615,000	$ 725,703
	Pomona (Educational Facilities Improvements; Insured: Natl-Re) USD GO, Series A, 6.10% due 2/1/2020	465,000	486,292
	Pomona Public Financing Authority (Facilities Improvements), Series BC, 3.00% due 6/1/2020	250,000	254,615
	Pomona Public Financing Authority (Facilities Improvements; Insured: AGM), Series BC, 4.00% due 6/1/2024 - 6/1/2026	725,000	801,956
	Rancho Santa Fe Community Services District Financing Authority,
	Series A,
	3.00% due 9/1/2019	750,000	755,775
	4.00% due 9/1/2020 - 9/1/2021	1,550,000	1,614,058
	5.00% due 9/1/2025	1,745,000	2,050,881
	Redevelopment Agency of the City and County of San Francisco (Yerba Buena Center Redevelopment Project Area; Insured: AGM), 5.00% due 6/1/2020	1,730,000	1,809,493
	Redevelopment Agency of the City of Rialto (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,050,000	1,206,757
	Ridgecrest Redevelopment Agency (Redevelopment Project) ETM, 5.50% due 6/30/2019 - 6/30/2020	2,090,000	2,169,037
	Riverside County Infrastructure Financing Authority (Capital Improvement Projects),
	Series A,
	4.00% due 11/1/2019	1,700,000	1,734,102
	5.00% due 11/1/2020 - 11/1/2021	1,105,000	1,187,943
	Riverside County Public Financing Authority (Capital Facilities Project),
	4.00% due 11/1/2020	465,000	485,102
	5.00% due 11/1/2019 - 11/1/2025	4,000,000	4,320,840
	Riverside County Public Financing Authority, 4.00% due 5/1/2021	295,000	309,310
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD,
	4.00% due 6/28/2019	7,000,000	7,079,380
	5.00% due 9/1/2019 - 9/1/2025	2,195,000	2,391,158
	Sacramento City (Educational Facilities Improvements) USD GO,
	4.00% due 7/1/2019	5,455,000	5,521,933
	5.00% due 7/1/2021	3,600,000	3,896,280
	Sacramento City (Educational Facilities Improvements; Insured: AGM) USD GO, 5.00% due 7/1/2019 - 7/1/2022	2,235,000	2,381,764
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2021 - 3/1/2025	5,360,000	5,998,432
	Sacramento Cogeneration Authority (Procter & Gamble Project), 5.00% due 7/1/2019	625,000	635,738
	Salinas Valley Solid Waste Authority AMT (Insured: AGM), Series A, 5.00% due 8/1/2023	1,530,000	1,704,267
	San Diego (Educational System Capital Projects) GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	9,169,180
	San Diego (Educational System Capital Projects; Insured: Natl-Re) GO, Series D-1, 5.50% due 7/1/2020	1,390,000	1,472,288
	San Diego Redevelopment Agency (Centre City Redevelopment; Insured: AGM), Zero Coupon due 9/1/2019	1,910,000	1,886,889
	San Francisco City and County Airports Commission (San Francisco International Airport), Series A, 5.00% due 5/1/2026	5,000,000	5,991,200
	San Jose, Series A1, 3.50% due 10/1/2021	145,000	147,303
	San Mateo County Joint Powers Financing Authority (Maple Street Correctional Center), 5.00% due 6/15/2021 - 6/15/2023	1,995,000	2,227,046
	San Mateo Union High School District (Educational Facilities; Insured: Natl-Re) GO, Series B, Zero Coupon due 9/1/2019	2,000,000	1,977,220
	Santa Ana (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2020	2,035,000	1,973,645
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	8,031,763
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,267,724
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2019 - 12/1/2027	4,060,000	4,654,687
[a]	Southern California Public Power Authority (Magnolia Power Project A), Series 1, 2.00% due 7/1/2036 (put 7/1/2020)	3,000,000	2,998,230
	Southwestern Community College District GO, Series B, 4.00% due 8/1/2024 - 8/1/2026	1,125,000	1,265,583
	State of California (Various Capital Projects) GO, 5.00% due 9/1/2020	2,000,000	2,110,980
[c]	State of California (Various Capital Projects; LOC U.S. Bank N.A.) GO, 1.38% due 5/1/2034 (put 1/2/2019)	5,000,000	5,000,000
	Stockton Public Financing Authority (Stockton Water Revenue; Green Bond; Insured BAM), Series A, 5.00% due 10/1/2019 - 10/1/2027	4,465,000	5,011,436
	Successor Agency to the City of Colton Redevelopment Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2021 - 8/1/2025	2,815,000	3,171,997
	Successor Agency to the City of Riverside Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2023 - 9/1/2024	2,985,000	3,461,870
	Successor Agency to the City of San Diego Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,770,000	2,106,101
	Successor Agency to the Commerce Community Development Commission (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027	1,760,000	2,073,966
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project), 5.00% due 10/1/2019 - 10/1/2020	725,000	753,272
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	1,400,000	1,597,997
	Successor Agency to the Community Redevelopment Agency of the City of Palmdale (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2024 - 9/1/2026	1,600,000	1,874,006
	Successor Agency to the Poway Redevelopment Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	5,529,611
	Successor Agency to the Rancho Cucamonga Redevelopment Project (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,000,000	3,455,300
	Successor Agency to the Redevelopment Agency of the City and County of San Francisco (San Francisco Redevelopment Projects), Series C, 5.00% due 8/1/2019 - 8/1/2021	4,735,000	4,949,616
	Successor Agency to the Redevelopment Agency of the City of San Mateo (Multiple Redevelopment Project Areas), Series A, 5.00% due 8/1/2025	425,000	504,076

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2018 (Unaudited)

Issuer-Description	PRINCIPAL AMOUNT	VALUE
Successor Agency to the Redevelopment Agency of the City of Stockton (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	$ 2,000,000	$ 2,358,050
Successor Agency to the Richmond County Redevelopment Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2022 - 9/1/2024	1,250,000	1,413,911
Successor Agency to the Rosemead Community Development Commission (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2020 - 10/1/2026	4,835,000	5,465,358
Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2019 - 9/1/2025	2,465,000	2,697,916
Temecula Valley Unified School District Financing Authority (Insured BAM), 5.00% due 9/1/2027	2,220,000	2,550,047
Trustees of the California State University (Educational Facilities Improvements), Series A, 5.00% due 11/1/2026	1,000,000	1,208,060
Tulare Public Financing Authority (Insured BAM),
3.00% due 4/1/2019	200,000	200,720
4.00% due 4/1/2020 - 4/1/2022	725,000	760,741
5.00% due 4/1/2023 - 4/1/2028	1,410,000	1,639,044
Turlock Irrigation District, Series A, 5.00% due 1/1/2019	1,000,000	1,000,000
Ukiah (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2019	2,000,000	1,978,720
Upper Lake Union High School District (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2020	680,000	645,986
Ventura County Public Financing Authority (Office Building Purchase and Improvements), Series B, 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,789,664
Vista Redevelopment Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2019 - 9/1/2023	1,575,000	1,707,324
Walnut Improvement Agency (City of Walnut Improvement Plan; Insured: BAM), 5.00% due 3/1/2019	400,000	402,232
Total Investments — 99.3% (Cost $478,017,122)		$486,626,639
Other Assets Less Liabilities — 0.7%		3,265,469
Net Assets — 100.0%		$489,892,108

Footnote Legend
a	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at December 31, 2018.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
c	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2018, the aggregate value of these securities in the Fund’s portfolio was $999,430, representing 0.20% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
GO	General Obligation
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 486,626,639	$ —	$ 486,626,639	$ —
Total Investments in Securities	$ 486,626,639	$ —	$ 486,626,639	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2018.

SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan and Joint Water and Sewer System Improvements), Series A, 5.00% due 7/1/2026	$ 2,000,000	$ 2,286,100
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan and Joint Water and Sewer System Improvements), 5.00% due 7/1/2031 - 7/1/2032	1,500,000	1,722,545
	Albuquerque Bernalillo County Water Utility Authority (New Mexico Utilities, Inc. Water System),
	Series A-1,
	5.00% due 7/1/2021 (pre-refunded 7/1/2019)	1,760,000	1,788,565
	5.50% due 7/1/2025 (pre-refunded 7/1/2019)	1,000,000	1,018,680
	Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) GO,
	5.00% due 8/1/2031	1,000,000	1,164,840
	Series A, 4.00% due 8/1/2029	1,300,000	1,376,895
	Bernalillo County (Government Services),
	5.25% due 4/1/2027	300,000	348,660
	Series B 5.70% due 4/1/2027	3,000,000	3,560,610
	Bernalillo County (Government Services; Insured: AMBAC), 5.25% due 10/1/2022 - 10/1/2025	8,295,000	9,590,060
	Bernalillo County (Government Services; Insured: Natl-Re),
	5.70% due 4/1/2027	815,000	967,299
	Series B 5.00% due 4/1/2021	1,890,000	1,962,179
	Central New Mexico Community College (Campus Buildings Acquisition & Improvements) GO,
	4.00% due 8/15/2023	1,920,000	2,019,398
	5.00% due 8/15/2020 - 8/15/2022	3,910,000	4,207,608
	City of Albuquerque (City Infrastructure Improvements) GO, 5.00% due 7/1/2026	870,000	1,037,458
	City of Albuquerque (City Infrastructure Improvements), 5.00% due 7/1/2033 - 7/1/2034	2,300,000	2,623,355
	City of Albuquerque (I-25/Paseo del Norte Interchange), 5.00% due 7/1/2025 - 7/1/2027	1,095,000	1,226,478
	City of Albuquerque (Lodgers’ Tax Obligation Reserve Fund),
	Series A, 5.00% due 7/1/2021	1,340,000	1,361,011
	Series B, 5.00% due 7/1/2021	3,000,000	3,047,040
	City of Farmington (Arizona Public Service Co.-Four Corners Project),
	4.70% due 5/1/2024	965,000	1,005,781
	Series B 4.70% due 9/1/2024	4,000,000	4,169,040
	City of Farmington (San Juan Regional Medical Center),
	Series A,
	5.00% due 6/1/2022	2,315,000	2,321,366
	5.125% due 6/1/2019	645,000	646,587
	City of Gallup (City Infrastructure Improvements), Series A, 5.125% due 6/1/2019	310,000	313,004
	City of Las Cruces (Joint Utility System), Series A, 4.00% due 6/1/2021 - 6/1/2025	2,215,000	2,403,524
	City of Las Cruces (NMFA Loan), 5.00% due 6/1/2021 - 6/1/2037	10,135,000	10,530,427
	City of Roswell (Joint Water and Sewer Improvement; Insured: BAM), 5.00% due 6/1/2026 - 6/1/2036	2,050,000	2,330,312
	City of Santa Fe Series A, 5.00% due 6/1/2035 - 6/1/2038	1,450,000	1,684,652
	City of Santa Fe (El Castillo Retirement Residences),
	4.50% due 5/15/2027	3,275,000	3,323,896
	5.00% due 5/15/2034	1,465,000	1,499,061
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2028 - 6/1/2029	1,880,000	2,131,690
	City of Santa Fe, Series A, 5.00% due 6/1/2034	420,000	492,177
	Colfax County (Government Center Facility) ETM, 5.00% due 9/1/2019	125,000	127,639
	Colfax County (Government Center Facility), 5.50% due 9/1/2029 (pre-refunded 9/1/2019)	2,510,000	2,571,194
	County of Santa Fe GO, 5.00% due 7/1/2024	825,000	950,392
	Farmington Municipal School District No. 5 (Educational Facilities) GO, 5.00% due 9/1/2019	600,000	612,546
	Government of Guam (Economic Development), Series D, 5.00% due 11/15/2031	2,500,000	2,657,950
	Government of Guam (Layon Solid Waste Disposal Facility), Series A, 5.375% due 12/1/2024 (pre-refunded 12/1/2019)	2,000,000	2,065,040
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2033	2,500,000	2,642,550
	Guam Government Waterworks Authority, 5.625% due 7/1/2040 (pre-refunded 7/1/2020)	1,000,000	1,055,080
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2034	1,825,000	1,987,954
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2026	2,000,000	2,179,840
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2035 - 7/1/2037	2,200,000	2,366,982
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2019 - 12/1/2022	4,000,000	4,197,730
	New Mexico Finance Authority (State Highway Infrastructure), Series A 5.00% due 6/15/2026 - 6/15/2027	2,415,000	2,756,575
	New Mexico Finance Authority (The Public Project Revolving Fund Program), Series A, 5.00% due 6/15/2031	1,000,000	1,148,060
	New Mexico Finance Authority, 5.00% due 6/15/2029	300,000	356,304
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,000,000	2,069,900
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series D, 1.75% due 8/1/2034 (put 1/2/2019)	5,160,000	5,160,000
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services),
	5.00% due 8/1/2031	1,750,000	2,019,717
	5.00% due 8/1/2039 (pre-refunded 8/1/2019)	3,000,000	3,055,770

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	New Mexico Housing Authority (El Paseo Apartments; Insured: AMBAC) AMT, Series A, 5.30% due 12/1/2022	$ 370,000	$ 370,200
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements), 5.00% due 7/1/2020 - 7/1/2028	3,805,000	4,041,322
	New Mexico Mortgage Finance Authority (NIBP SFM Loan Program; Collateralized: GNMA, FNMA, FHLMC), 4.625% due 3/1/2028	685,000	700,700
	New Mexico Mortgage Finance Authority (Saver SFM Loan Program; Collateralized: GNMA, FNMA, FHLMC), Series A-2 5.40% due 9/1/2029	405,000	406,588
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	4,095,000	4,652,190
	Regents of the University of New Mexico (Campus Buildings Acquisition & Improvements),
	Series A,
	4.50% due 6/1/2034 - 6/1/2036	4,500,000	4,921,485
	6.00% due 6/1/2021	225,000	234,027
	Rio Rancho Public School District No. 94 (Insured: BAM) GO, 5.00% due 8/1/2019 - 8/1/2020	1,100,000	1,137,032
	San Juan County (County Capital Improvements), Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,972,493
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2026 - 6/1/2027	940,000	1,091,756
	Santa Fe County (County Correctional System; Insured: AGM), 6.00% due 2/1/2027	1,520,000	1,757,287
	Santa Fe Gasoline Tax, 5.00% due 6/1/2024 - 6/1/2028	1,540,000	1,806,539
	State of New Mexico (Capital Improvements), Series A 5.00% due 7/1/2022 (pre-refunded 7/1/2019)	350,000	355,681
	State of New Mexico (Educational Facilities), Series A 5.00% due 7/1/2025	2,040,000	2,390,656
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2019	2,000,000	2,031,960
	Series A, 5.00% due 7/1/2023 (pre-refunded 7/1/2019)	1,100,000	1,117,853
	Taos Municipal School District No. 1 (Educational Facilities) GO, 5.00% due 9/1/2021	520,000	561,345
	Town of Silver City (Joint Utility System Improvement; Insured: BAM), Series B, 2.00% due 12/1/2019	265,000	265,546
	Town of Silver City (Public Facility Capital Projects),
	Series A,
	4.00% due 6/1/2029	1,000,000	1,019,840
	4.25% due 6/1/2032	1,050,000	1,073,194
	University of New Mexico,
[a]	1.66% due 6/1/2026 (put 1/8/2019)	3,190,000	3,190,000
[a]	Series C 1.66% due 6/1/2030 (put 1/8/2019)	1,000,000	1,000,000
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.50% due 9/1/2040	3,000,000	3,044,970
	Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	2,500,000	2,525,175
	Zuni Public School District (Teacher Housing Projects), 5.00% due 8/1/2028	1,600,000	1,736,800
	Total Investments — 99.2% (Cost $155,049,189)		$158,546,160
	Other Assets Less Liabilities — 0.8%		1,237,710
	Net Assets — 100.0%		$159,783,870

Footnote Legend
a	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
ETM	Escrowed to Maturity
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 158,546,160	$ —	$ 158,546,160	$ —
Total Investments in Securities	$ 158,546,160	$ —	$ 158,546,160	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2018.

SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	City of New York (City Budget Financial Management) GO, 5.00% due 8/1/2030	$1,000,000	$ 1,123,070
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,000,000	1,128,420
	Dutchess County Local Development Corp. (Health Quest Systems, Inc.; Insured: AGM), Series A, 5.00% due 7/1/2021 - 7/1/2022	1,045,000	1,089,304
	Erie County Fiscal Stability Authority, 5.00% due 9/1/2034	850,000	992,902
	Erie County Industrial Development Agency (Buffalo City School District), Series A, 5.25% due 5/1/2025 (pre-refunded 5/1/2019)	1,000,000	1,011,850
	Government of Guam (Layon Solid Waste Disposal Facility), Series A, 5.375% due 12/1/2024 (pre-refunded 12/1/2019)	1,000,000	1,032,520
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2033	2,000,000	2,114,040
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2028 - 7/1/2036	1,500,000	1,608,865
	Hempstead Town Local Development Corp. (Hofstra University), 5.00% due 7/1/2028	500,000	534,430
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,146,200
	Long Island Power Authority (Electric System Capital Improvements), Series C, 5.25% due 9/1/2029	645,000	773,265
[a]	Long Island Power Authority, 2.394% (LIBOR 1 Month + 0.75%) due 5/1/2033 (put 10/1/2023)	500,000	499,775
	Metropolitan Transportation Authority (Green Bond), Series C-1, 5.00% due 11/15/2028	1,000,000	1,173,820
	Monroe County Industrial Development Corp. (Monroe Community College Association, Inc.; Insured: AGM), 5.00% due 1/15/2028 - 1/15/2029	550,000	608,414
	Nassau County (New York Institute of Technology) IDA, Series A, 4.75% due 3/1/2026 (pre-refunded 3/1/2020)	1,000,000	1,032,670
	Nassau County Sewer & Storm Water Finance Authority (Sewerage and Storm Water Resource Facilities), Series A, 5.00% due 10/1/2021 - 10/1/2031	1,675,000	1,898,082
	New York City Health and Hospitals Corp. (Healthcare Facilities Improvements) GO, Series A, 5.00% due 2/15/2025	1,000,000	1,033,170
	New York City Transitional Finance Authority Future Tax Secured Revenue 5.00% due 8/1/2038	1,000,000	1,155,490
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Mizuho Bank, Ltd.), 1.73% due 8/1/2043 (put 1/2/2019)	1,100,000	1,100,000
[b]	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen), 1.74% due 6/15/2039 (put 1/2/2019)	200,000	200,000
	New York State Dormitory Authority (Columbia University Teachers College), Series A, 5.00% due 7/1/2027	750,000	814,725
	New York State Dormitory Authority (Health Quest Systems; Insured: AGM), Series A, 5.25% due 7/1/2027	460,000	461,316
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	2,500,000	2,764,400
	New York State Dormitory Authority (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2024 - 7/1/2025	2,645,000	2,686,922
	New York State Dormitory Authority (North Shore Long Island Jewish Medical), 5.25% due 5/1/2030 (pre-refunded 5/1/2019)	1,000,000	1,011,690
	New York State Dormitory Authority (NYSARC, Inc. Developmental Disability Programs), Series A, 5.00% due 7/1/2020	1,175,000	1,227,358
	New York State Dormitory Authority (School District Financing Program) (State Aid Withholding), Series C, 5.00% due 10/1/2023	575,000	651,578
	New York State Dormitory Authority (School District Financing Program; Insured: AGM) (State Aid Withholding),
	5.00% due 10/1/2024	480,000	519,461
	5.00% due 10/1/2024 (pre-refunded 10/1/2021)	520,000	565,079
	New York State Dormitory Authority (School District Financing Program; Insured: AGM), Series A, 5.00% due 10/1/2028	200,000	226,594
	New York State Dormitory Authority (St. John’s University; Insured: Natl-Re), Series C, 5.25% due 7/1/2022	1,000,000	1,106,670
	New York State Dormitory Authority, Series A, 5.00% due 2/15/2032	1,000,000	1,159,500
	New York State Urban Development Corp., Series D, 5.25% due 1/1/2021	1,000,000	1,001,920
	Onondaga Civic Development Corp. (Le Moyne College), 5.00% due 7/1/2021	1,000,000	1,047,880
	Onondaga Civic Development Corp. (State University of New York Upstate Medical University), 5.50% due 12/1/2031	1,000,000	1,091,360
	Sales Tax Asset Receivable Corp. (New York Local Government Assistance Corp.), Series A, 5.00% due 10/15/2029 - 10/15/2031	2,250,000	2,572,338
	Syracuse Industrial Development Agency (Syracuse City School District), 5.25% due 5/1/2026	2,150,000	2,310,132
	Tompkins County Development Corp. (Ithaca College Project), 5.00% due 7/1/2034 - 7/1/2037	820,000	939,589
	Town of Amherst Development Corp. (University at Buffalo Foundation Facility-Student Housing; Insured: AGM) ETM, 5.00% due 10/1/2020	1,000,000	1,055,220
	Town of Oyster Bay GO, 3.00% due 2/1/2019 - 2/1/2020	1,000,000	1,003,235
	Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels) GO,
	5.00% due 11/15/2028 (pre-refunded 5/15/2024)	1,000,000	1,157,430
	5.00% due 11/15/2029	1,000,000	1,132,320
	United Nations Development Corp. (One, Two and Three U.N. Plaza), Series A, 5.00% due 7/1/2025	710,000	720,565
	Utility Debt Securitization Authority (Long Island Power Authority-Electric Service), Series TE, 5.00% due 12/15/2029 - 12/15/2030	2,000,000	2,247,770
	West Seneca Central School District (Facilities Improvements; Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2023	1,300,000	1,467,726
	Total Investments — 98.9% (Cost $50,602,072)		$52,199,065
	Other Assets Less Liabilities — 1.1%		557,410
	Net Assets — 100.0%		$52,756,475

Footnote Legend
a	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
b	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
BAM	Insured by Build America Mutual Insurance Co.
ETM	Escrowed to Maturity
GO	General Obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rates
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Municipal Fund	December 31, 2018 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New York Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Municipal Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 52,199,065	$ —	$ 52,199,065	$ —
Total Investments in Securities	$ 52,199,065	$ —	$ 52,199,065	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no additional transfers between levels for the period ended December 31, 2018.

SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 20.8%
	United States Treasury Notes Inflationary Index,
	0.125% due 4/15/2020 - 7/15/2026	$13,047,892	$ 12,625,031
	0.375% due 7/15/2025	6,131,340	5,911,439
	0.625% due 7/15/2021 - 1/15/2026	6,157,193	6,039,065
	United States Treasury Notes,
	0.125% due 4/15/2021	3,094,097	3,008,976
	1.375% due 10/31/2020	1,480,000	1,449,966
	1.625% due 6/30/2020	4,000,000	3,945,886
	1.875% due 1/31/2022	2,600,000	2,553,620
	2.00% due 7/31/2022 - 11/15/2026	3,800,000	3,716,927
	2.125% due 1/31/2021	1,500,000	1,488,496
	2.25% due 4/30/2021	6,000,000	5,971,797
	2.50% due 5/15/2024	3,000,000	2,994,688
	2.75% due 2/15/2028	570,000	572,954
	Total U.S. Treasury Securities (Cost $51,193,629)		50,278,845
	U.S. Government Agencies — 14.3%
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), Series 2015 2.291% due 6/30/2027	2,248,130	2,197,028
	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	448,405	440,665
	New Valley Generation I, Tennessee Valley Authority, 7.299% due 3/15/2019	370,233	371,706
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	2,090,000	2,040,381
[a]	2.46% due 12/15/2025	1,750,000	1,731,799
[a,b]	2.786% (LIBOR 3 Month + 0.35%) due 4/15/2025	2,275,000	2,282,689
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	1.87% due 1/15/2026	1,776,316	1,719,563
[a]	2.06% due 1/15/2026	2,625,000	2,555,070
[a]	2.512% due 1/15/2026	2,625,000	2,595,459
	Small Business Administration Participation Certificates,
	Series 2001-20D Class 1, 6.35% due 4/1/2021	191,542	195,914
	Series 2001-20F Class 1, 6.44% due 6/1/2021	190,076	194,506
	Series 2002-20A Class 1, 6.14% due 1/1/2022	137,226	140,954
	Series 2002-20K Class 1, 5.08% due 11/1/2022	135,512	138,679
	Series 2005-20H Class 1, 5.11% due 8/1/2025	141,973	145,396
	Series 2007-20D Class 1, 5.32% due 4/1/2027	334,901	352,400
	Series 2007-20F Class 1, 5.71% due 6/1/2027	189,137	197,308
	Series 2007-20I Class 1, 5.56% due 9/1/2027	692,273	727,395
	Series 2007-20K Class 1, 5.51% due 11/1/2027	383,194	407,298
	Series 2008-20G Class 1, 5.87% due 7/1/2028	1,248,698	1,326,861
	Series 2011-20G Class 1, 3.74% due 7/1/2031	1,608,535	1,660,689
	Series 2011-20K Class 1, 2.87% due 11/1/2031	1,780,666	1,801,346
	Series 2015-20G Class 1, 2.88% due 7/1/2035	1,982,090	1,987,770
	Series 2015-20I Class 1, 2.82% due 9/1/2035	2,204,879	2,196,272
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	2,708,333	2,662,091
	Union 13 Leasing LLC (Guaranty: Export-Import Bank of the United States), 1.87% due 6/28/2024	1,464,246	1,427,858
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 3.252% (LIBOR 3 Month + 0.43%) due 6/26/2024	3,225,543	3,235,778
	Total U.S. Government Agencies (Cost $35,095,872)		34,732,875
	Mortgage Backed — 57.5%
	Federal Home Loan Mtg Corp.,
	Pool AK6768, 3.00% due 3/1/2027	1,405,309	1,409,372
	Pool B14155, 3.50% due 5/1/2019	8,435	8,438
	Pool D98887, 3.50% due 1/1/2032	919,773	933,892
	Pool G12079, 4.50% due 4/1/2019	3,868	3,866
	Pool G13804, 5.00% due 3/1/2025	261,083	271,206
	Pool G15227, 3.50% due 12/1/2029	2,377,862	2,415,388
	Pool G18435, 2.50% due 5/1/2027	1,688,750	1,662,693
	Pool J11371, 4.50% due 12/1/2024	276,506	284,699
	Pool J13583, 3.50% due 11/1/2025	495,002	501,985
	Pool J14888, 3.50% due 4/1/2026	531,683	539,951
	Pool T61943, 3.50% due 8/1/2045	705,320	704,301
	Pool T65457 3.00% due 1/1/2048	3,250,064	3,167,035

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Federal Home Loan Mtg Corp., CMO,
	Series 1351 Class TE, 7.00% due 8/15/2022	$ 66,134	$ 68,711
	Series 3291 Class BY, 4.50% due 3/15/2022	185,305	187,381
	Series 3640 Class EL, 4.00% due 3/15/2020	102,063	102,566
	Series 3704 Class DC, 4.00% due 11/15/2036	340,695	346,810
	Series 3867 Class VA, 4.50% due 3/15/2024	1,363,560	1,416,167
	Series 3922 Class PQ, 2.00% due 4/15/2041	646,222	633,757
	Series 4050 Class MV, 3.50% due 8/15/2023	1,619,896	1,640,791
	Series 4097 Class TE, 1.75% due 5/15/2039	1,218,283	1,166,991
[b]	Series 4105 Class FG, 2.855% (LIBOR 1 Month + 0.40%) due 9/15/2042	1,509,101	1,511,486
	Series 4120 Class TC, 1.50% due 10/15/2027	1,682,802	1,606,725
	Series 4120 Class UE, 2.00% due 10/15/2027	1,782,546	1,725,893
	Series K018 Class A1, 1.781% due 10/25/2020	565,791	559,873
	Series K035 Class A1, 2.615% due 3/25/2023	2,023,301	2,009,877
	Series K037 Class A1, 2.592% due 4/25/2023	1,204,132	1,195,895
	Series K038 Class A1, 2.604% due 10/25/2023	3,814,135	3,788,462
	Series K042 Class A1, 2.267% due 6/25/2024	2,930,453	2,877,327
[c]	Series K047 Class A2, 3.329% due 5/25/2025	2,520,000	2,552,940
	Series K709 Class A2, 2.086% due 3/25/2019	2,147,853	2,141,327
	Series K716 Class A1, 2.413% due 1/25/2021	825,602	819,808
[b]	Series KF15 Class A, 3.017% (LIBOR 1 Month + 0.67%) due 2/25/2023	1,181,069	1,181,334
[b]	Series KLH1 Class A, 3.047% (LIBOR 1 Month + 0.70%) due 11/25/2022	1,764,193	1,764,737
[c]	Series KP02 Class A2, 2.355% due 4/25/2021	1,916,368	1,912,418
	Series KS03 Class A2, 2.79% due 6/25/2022	2,500,000	2,473,352
[b]	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series KLH3 Class A, 3.047% (LIBOR 1 Month + 0.70%) due 11/25/2022	2,610,693	2,608,380
	Federal Home Loan Mtg Corp., REMIC, Series 4072 Class VA, 3.50% due 10/15/2023	1,432,657	1,451,910
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer,
[d]	Series 2017-3 Class HA, 2.75% due 7/25/2056	2,182,853	2,176,056
[d]	Series 2017-4 Class HT, 2.75% due 6/25/2057	1,230,998	1,195,137
[d]	Series 2018-1 Class HA, 2.25% due 5/25/2057	2,757,483	2,696,107
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	1,624,042	1,610,115
	Series 2018-3 Class HA, 3.00% due 8/25/2057	1,906,460	1,878,700
	Federal Home Loan Mtg Corp., Whole Loan Securities,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	1,473,407	1,446,955
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	1,610,285	1,594,382
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	1,297,796	1,281,631
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	718,986	717,546
	Federal National Mtg Assoc.,
	1.875% due 12/28/2020	2,000,000	1,977,430
	Pool 252648, 6.50% due 5/1/2022	10,844	11,317
	Pool 342947, 7.25% due 4/1/2024	23,077	24,422
[b]	Pool 895572, 4.556% (LIBOR 12 Month + 1.82%) due 6/1/2036	205,219	215,537
	Pool 930986, 4.50% due 4/1/2019	11,413	11,416
	Pool AA2870, 4.00% due 3/1/2024	271,446	277,797
	Pool AB7997, 2.50% due 2/1/2023	411,730	409,460
	Pool AB8447, 2.50% due 2/1/2028	1,475,408	1,454,026
	Pool AD8191, 4.00% due 9/1/2025	462,042	472,853
	Pool AE0704, 4.00% due 1/1/2026	1,839,044	1,882,075
	Pool AH3487, 3.50% due 2/1/2026	2,187,146	2,220,336
	Pool AJ1752, 3.50% due 9/1/2026	1,489,131	1,513,190
	Pool AK6518, 3.00% due 3/1/2027	1,143,513	1,146,804
	Pool AL9821, 2.50% due 1/1/2032	4,964,614	4,861,636
	Pool AS9749, 4.00% due 6/1/2047	2,293,517	2,341,807
	Pool AU2669, 2.50% due 10/1/2028	1,478,200	1,457,239
	Pool BM4864 3.50% due 5/1/2033	2,431,809	2,466,577
	Pool MA0071, 4.50% due 5/1/2019	6,826	6,828
	Pool MA0125, 4.50% due 7/1/2019	7,910	7,916
	Pool MA0380, 4.00% due 4/1/2020	48,238	49,367
	Pool MA1582, 3.50% due 9/1/2043	3,762,959	3,786,625
	Pool MA1585, 2.00% due 9/1/2023	1,168,396	1,155,182
	Pool MA1625, 3.00% due 10/1/2023	1,176,683	1,182,960
	Pool MA2322, 2.50% due 7/1/2025	1,104,729	1,097,695
	Pool MA2353, 3.00% due 8/1/2035	2,151,124	2,151,208
	Pool MA2480, 4.00% due 12/1/2035	2,105,739	2,169,158
	Pool MA2499, 2.50% due 1/1/2026	1,873,614	1,861,684

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Pool MA3465 4.00% due 9/1/2038	$ 2,439,699	$ 2,504,790
	Pool MA3557, 4.00% due 1/1/2029	2,990,711	3,071,904
	Series 2017-T1 Class A, 2.898% due 6/25/2027	998,749	947,652
	Federal National Mtg Assoc., CMO,
	Series 1993-32 Class H, 6.00% due 3/25/2023	8,803	9,143
[c]	Series 2009-17 Class AH, 0.672% due 3/25/2039	352,639	286,441
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	23,058	23,174
	Series 2009-70 Class NK, 4.50% due 8/25/2019	109	109
	Series 2009-78 Class A, 4.50% due 8/25/2019	1,048	1,050
	Series 2011-45 Class VA, 4.00% due 3/25/2024	1,775,142	1,780,364
	Series 2011-63 Class MV, 3.50% due 7/25/2024	1,285,451	1,285,093
	Series 2011-70 Class CA, 3.00% due 8/25/2026	3,333,137	3,244,085
	Series 2012-20 Class VT, 3.50% due 3/25/2025	2,643,902	2,664,484
	Series 2012-36 Class CV, 4.00% due 6/25/2023	1,783,038	1,821,946
[b]	Series 2013-81 Class FW, 2.806% (LIBOR 1 Month + 0.30%) due 1/25/2043	2,492,179	2,473,802
[b]	Series 2013-92 Class FA, 3.056% (LIBOR 1 Month + 0.55%) due 9/25/2043	1,773,701	1,783,834
[b]	Series 2015-SB5 Class A10, 3.15% (LIBOR 1 Month + 3.15%) due 9/25/2035	1,577,789	1,556,258
[b]	Series 2018-SB47 Class A5H, 2.92% (LIBOR 1 Month + 2.92%) due 1/25/2038	1,472,238	1,464,426
	Government National Mtg Assoc.,
	Pool 3550, 5.00% due 5/20/2019	6,757	6,763
[c]	Pool 721652, 5.05% due 5/20/2061	307,009	308,111
[c]	Pool 751388, 5.303% due 1/20/2061	1,105,267	1,120,753
[c]	Pool 751392, 5.00% due 2/20/2061	4,142,793	4,299,166
[b]	Pool 894205, 3.75% (H15T1Y + 1.50%) due 8/20/2039	339,151	348,408
[b]	Pool MA0100, 3.625% (H15T1Y + 1.50%) due 5/20/2042	713,801	735,100
	Pool MA0907, 2.00% due 4/20/2028	2,022,452	1,936,261
	Government National Mtg Assoc., CMO,
	Series 2010-160 Class VY, 4.50% due 1/20/2022	326,335	333,199
	Series 2017-186 3.00% due 2/20/2031	2,838,716	2,812,823
	Seasoned Credit Risk Transfer Trust Series CMO, Series 2018-4 Class HA, 3.00% due 3/25/2058	1,974,074	1,927,598
	Total Mortgage Backed (Cost $141,297,853)		139,203,655
	Short-Term Investments — 7.4%
	Bank of New York Tri-Party Repurchase Agreement 2.51% dated 12/31/2018 due 1/2/2019, repurchase price $11,001,534 collateralized by 21 U.S. Government debt securities, having an average coupon of 4.86%, a minimum credit rating of BBB-, maturity dates from 8/15/2020 to 11/20/2048, and having an aggregate market value of $11,183,940 at 12/31/2018	11,000,000	11,000,000
	Federal Home Loan Bank Discount Notes, 2.10% due 1/2/2019	6,875,000	6,874,599
	Total Short-Term Investments (Cost $17,874,599)		17,874,599
	Total Investments — 100.0% (Cost $245,461,953)		$242,089,974
	Liabilities Net of Other Assets — (0.0)%		(2,692)
	Net Assets — 100.0%		$242,087,282

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
c	Variable rate coupon, rate in effect at December 31, 2018.
d	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2018.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$ 50,278,845	$ 50,278,845	$ —	$ —
U.S. Government Agencies	34,732,875	—	34,732,875	—
Mortgage Backed	139,203,655	—	139,203,655	—
Short Term Investment	17,874,599	—	17,874,599	—
Total Investments in Securities	$ 242,089,974	$ 50,278,845	$ 191,811,129	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Level 1 and Level 2 for the period ended December 31, 2018.

SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 10.4%
	United States Treasury Inflation Protected Security,
	0.25% due 1/15/2025	$ 5,871,910	$ 5,620,954
	0.375% due 7/15/2027	46,208,178	43,900,075
	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	17,879,494	17,470,799
	United States Treasury Notes,
	1.625% due 2/15/2026	52,700,000	49,333,513
	1.75% due 2/28/2022	32,000,000	31,302,499
	2.00% due 11/15/2026	110,855,000	105,817,450
	2.125% due 1/31/2021	17,000,000	16,869,622
	2.25% due 11/15/2025 - 11/15/2027	93,390,000	90,478,286
	2.75% due 11/15/2023 - 2/15/2028	87,754,000	88,240,851
	2.875% due 5/15/2028	90,117,000	91,498,088
	Total U.S. Treasury Securities (Cost $532,863,511)		540,532,137
	U.S. Government Agencies — 1.0%
	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	379,419	372,871
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	4,160,000	4,061,236
[a]	2.46% due 12/15/2025	5,250,000	5,195,397
[a,b]	2.786% (LIBOR 3 Month + 0.35%) due 4/15/2025	6,734,000	6,756,759
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	1.87% due 1/15/2026	5,384,211	5,212,186
[a]	2.06% due 1/15/2026	1,125,000	1,095,030
[a]	2.512% due 1/15/2026	4,875,000	4,820,138
	Small Business Administration Participation Certificates,
	Series 2011-20G Class 1, 3.74% due 7/1/2031	6,434,139	6,642,757
	Series 2011-20K Class 1, 2.87% due 11/1/2031	6,931,245	7,011,738
[c,d,e]	U.S. Department of Transportation, 6.001% due 12/7/2031	3,000,000	3,217,500
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 3.252% (LIBOR 3 Month + 0.43%) due 6/26/2024	5,702,956	5,721,053
	Total U.S. Government Agencies (Cost $50,818,045)		50,106,665
	Other Government — 0.9%
[a,f]	Bermuda Government International Bond 4.75% due 2/15/2029	8,000,000	8,143,560
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[a,f]	2.004% due 9/18/2024	5,854,173	5,724,648
[a,f]	2.581% due 11/11/2024	8,402,776	8,362,951
[a,f]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	3,953,961	3,800,943
[a]	North American Development Bank, 4.375% due 2/11/2020	15,500,000	15,745,070
[a,b,f]	Seven & Seven Ltd. (Guaranty: Export-Import Bank of Korea), 3.542% (LIBOR 6 Month + 1.00%) due 9/11/2019	6,837,000	6,800,880
	Total Other Government (Cost $48,841,283)		48,578,052
	Mortgage Backed — 7.2%
	Federal Home Loan Mtg Corp. CMO REMIC, Series 3195 Class PD, 6.50% due 7/15/2036	640,844	706,121
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	3,078,934	3,126,201
	Pool J17504, 3.00% due 12/1/2026	1,225,335	1,229,739
	Pool T65457 3.00% due 1/1/2048	29,180,935	28,435,453
	Federal Home Loan Mtg Corp., CMO,
	Series 2682 Class JG, 4.50% due 10/15/2023	341,278	350,212
	Series 3291 Class BY, 4.50% due 3/15/2022	247,073	249,841
	Series 3504 Class PC, 4.00% due 1/15/2039	29,867	30,075
	Series 3838 Class GV, 4.00% due 3/15/2024	5,698,650	5,835,002
	Series 3919 Class VB, 4.00% due 8/15/2024	3,004,542	3,100,018
	Series 3922 Class PQ, 2.00% due 4/15/2041	969,332	950,635
	Series 4050 Class MV, 3.50% due 8/15/2023	1,850,781	1,874,654
	Series 4079 Class WV, 3.50% due 3/15/2027	2,364,971	2,397,913
	Series 4097 Class TE, 1.75% due 5/15/2039	3,654,848	3,500,974
	Series 4120 Class TC, 1.50% due 10/15/2027	2,185,133	2,086,346
	Series K038 Class A1, 2.604% due 10/25/2023	8,947,325	8,887,101
	Series K716 Class A1, 2.413% due 1/25/2021	2,538,726	2,520,909
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Series K030 Class A1, 2.779% due 9/25/2022	2,949,971	2,941,140

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series K710 Class A2, 1.883% due 5/25/2019	$ 6,972,364	$ 6,947,374
	Series K717 Class A2, 2.991% due 9/25/2021	4,700,000	4,702,437
[b]	Series KLH3 Class A, 3.047% (LIBOR 1 Month + 0.70%) due 11/25/2022	15,337,821	15,324,233
	Federal Home Loan Mtg Corp., REMIC, Series 4072 Class VA, 3.50% due 10/15/2023	1,441,646	1,461,019
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer,
[e]	Series 2017-3 Class HA, 2.75% due 7/25/2056	18,216,345	18,159,623
[e]	Series 2017-4 Class HT, 2.75% due 6/25/2057	15,791,944	15,331,898
[e]	Series 2018-1 Class HA, 2.25% due 5/25/2057	10,960,995	10,717,025
[g]	Series 2018-2 Class HA, 3.00% due 11/25/2057	25,984,670	25,761,839
	Series 2018-3 Class HA, 3.00% due 8/25/2057	27,453,031	27,053,277
	Federal Home Loan Mtg Corp., Whole Loan Securities,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	6,172,758	6,111,798
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	5,496,095	5,485,087
	Federal National Mtg Assoc. CMO REMIC,
	Series 2005-48 Class AR, 5.50% due 2/25/2035	50,319	50,705
	Series 2007-42 Class PA, 5.50% due 4/25/2037	164,420	169,369
	Series 2012-129 Class LA, 3.50% due 12/25/2042	6,786,975	6,847,306
	Federal National Mtg Assoc.,
	Pool 469616, 3.50% due 11/1/2021	3,606,507	3,661,602
	Pool 897936, 5.50% due 8/1/2021	162,077	165,594
	Pool AB7997, 2.50% due 2/1/2023	2,241,547	2,229,185
	Pool AE0160, 4.416% due 6/1/2020	5,507,923	5,573,096
	Pool AE0704, 4.00% due 1/1/2026	4,783,312	4,895,234
	Pool AK6518, 3.00% due 3/1/2027	1,595,055	1,599,645
	Pool AL9612, 3.50% due 11/1/2043	7,324,181	7,379,399
	Pool AS9733, 4.00% due 6/1/2047	29,159,875	29,965,189
	Pool AS9749, 4.00% due 6/1/2047	19,471,189	19,881,149
	Pool MA1278, 2.50% due 12/1/2022	3,113,518	3,096,394
	Pool MA1585, 2.00% due 9/1/2023	4,425,301	4,375,250
	Pool MA2815, 3.00% due 11/1/2026	2,927,194	2,940,229
	Pool MA3465 4.00% due 9/1/2038	21,879,224	22,462,955
	Series 2017-T1 Class A, 2.898% due 6/25/2027	17,977,484	17,057,727
	Federal National Mtg Assoc., CMO,
[g]	Series 2009-17 Class AH, 0.672% due 3/25/2039	587,731	477,401
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	38,430	38,624
	Series 2009-70 Class NK, 4.50% due 8/25/2019	273	274
	Series 2012-36 Class CV, 4.00% due 6/25/2023	1,626,577	1,662,070
[b]	Series 2013-81 Class FW, 2.806% (LIBOR 1 Month + 0.30%) due 1/25/2043	9,055,255	8,988,483
	Government National Mtg Assoc. CMO, Series 2009-68 Class DP, 4.50% due 11/16/2038	204,093	208,318
	Government National Mtg Assoc.,
[g]	Pool 721652, 5.05% due 5/20/2061	447,606	449,212
[g]	Pool 731491, 5.148% due 12/20/2060	1,063,329	1,082,209
[g]	Pool 751388, 5.303% due 1/20/2061	1,736,848	1,761,184
	Pool 783299, 4.50% due 2/15/2022	71,727	72,022
[b]	Pool MA0100, 3.625% (H15T1Y + 1.50%) due 5/20/2042	721,011	742,525
	Seasoned Credit Risk Transfer Trust Series CMO, Series 2018-4 Class HA, 3.00% due 3/25/2058	22,326,774	21,801,133
	Total Mortgage Backed (Cost $378,725,906)		374,911,427
	Asset Backed Securities — 20.5%
	Advance Receivables — 0.4%
[f]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575% due 10/15/2049	11,350,000	11,279,212
[f]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2018-T1 3.62% due 10/17/2050	9,507,000	9,546,074
			20,825,286
	Auto Receivables — 1.5%
	American Credit Acceptance Receivables Trust,
[f]	Series 2016-4 Class C, 2.91% due 2/13/2023	1,902,146	1,897,276
[f]	Series 2018-3 Class B, 3.49% due 6/13/2022	3,815,000	3,820,632
[f]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	6,000,000	5,931,424
[f]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	3,404,264	3,397,086
[f]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71% due 5/15/2023	2,315,861	2,302,408
[f]	Enterprise Fleet Financing, LLC, Series 2017-1 Class A2, 2.13% due 7/20/2022	3,185,849	3,168,132
[f]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	5,570,026	5,558,907
[f]	GLS Auto Receivables Trust Series 2018-3A 3.35% due 8/15/2022	8,429,516	8,431,275

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[f]	GLS Auto Receivables Trust, Series 2018-2A Class A, 3.25% due 4/18/2022	$ 6,384,637	$ 6,371,569
	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	11,109,474	11,069,666
[b,f]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1, 3.487% (LIBOR 1 Month + 1.10%) due 4/10/2030	7,062,494	7,066,500
[a,b,f]	OSCAR US Funding Trust VII, LLC, Series 2017-2A Class A2B, 3.037% (LIBOR 1 Month + 0.65%) due 11/10/2020	2,276,999	2,278,210
[f]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	5,916,583	5,903,677
[f]	Tesla Auto Lease Trust, Series B, 3.71% due 8/20/2021	6,810,000	6,833,768
[f]	Veros Automobile Receivables Trust, Series 2017-1 Class A, 2.84% due 4/17/2023	2,443,031	2,434,745
			76,465,275
	Commercial MTG Trust — 3.2%
[f]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	4,589,365	4,583,346
[b,f]	Bayview Commercial Asset Trust, Series 2004-3 Class A2, 3.136% (LIBOR 1 Month + 0.63%) due 1/25/2035	1,860,216	1,815,829
[g]	CHL Mortgage Pass-Through Trust CMO, Series 2004-HYB2 Class 1A, 4.055% due 7/20/2034	116,876	115,846
[g]	Citigroup Mortgage Loan Trust, Inc. CMO, Series 2004-HYB2 Class B1, 4.042% due 3/25/2034	119,667	99,517
	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	13,355,488	13,175,943
[f,g]	Credit Suisse Mortgage Trust, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	14,163,898	13,863,491
[b,f]	DBUBS Mortgage Trust, CMO, Series 2011-LC2A Class A1FL, 3.771% (LIBOR 1 Month + 1.35%) due 7/12/2044	2,245,373	2,254,179
[f]	FDIC Trust CMO, Series 2013-R1 Class A, 1.15% due 3/25/2033	1,249,391	1,225,543
	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates IO,
[g,h]	Series K008 Class X1, 1.515% due 6/25/2020	30,244,014	507,812
[g,h]	Series K710 Class X1, 1.734% due 5/25/2019	40,759,646	125,299
	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates,
[g]	Series K031 Class A2, 3.30% due 4/25/2023	9,203,000	9,323,793
	Series K039 Class A1, 2.683% due 12/25/2023	4,624,991	4,592,449
[g]	Series K719 Class A2, 2.731% due 6/25/2022	6,355,000	6,309,792
	Series K722 Class A2, 2.406% due 3/25/2023	4,800,000	4,700,067
	Series K725 Class A1, 2.666% due 5/25/2023	7,568,175	7,505,138
	Federal Home Loan Mtg Corp. Whole Loan Securities Trust CMO, Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	23,473,006	23,447,286
[f,g]	GAHR Commercial Mortgage Trust, Series 2015-NRF Class BFX, 3.382% due 12/15/2034	25,010,000	24,893,153
[f,g]	Galton Funding Mortgage Trust CMO, Series 2018-1 Class A43, 3.50% due 11/25/2057	3,898,390	3,877,349
[f,g]	Mello Mortgage Capital Acceptance, Series 2018-MTG1 Class A3, 3.50% due 5/25/2048	12,924,900	12,750,155
	RAMP Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	1,037,383	1,048,187
[e]	Seasoned Credit Risk Transfer Trust Series CMO, Series 2017-1 Class HA, 2.75% due 1/25/2056	10,200,534	9,951,579
[f,g]	Shellpoint Asset Funding Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	5,121,916	5,161,287
[g]	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs CMO, Series 2003-9A Class 2A2, 4.199% due 3/25/2033	996,041	994,884
[f,g]	Wells Fargo Commercial Mortgage Trust, Series 2013-120B Class A, 2.71% due 3/18/2028	15,000,000	14,905,335
			167,227,259
	Commercial Services — 0.3%
[a,b,f]	Korea Expressway Corp., 3.169% (LIBOR 3 Month + 0.70%) due 4/20/2020	14,800,000	14,828,416
			14,828,416
	Electric — 0.2%
[a,f]	Korea Hydro & Nuclear Power Co. Ltd., 3.75% due 7/25/2023	10,000,000	10,087,154
			10,087,154
	Forest Products & Paper — 0.1%
	Synchrony Credit Card Master Note Trust, Series 2016-1 Class A, 2.04% due 3/15/2022	8,500,000	8,483,112
			8,483,112
	Oil & Gas — 0.1%
[a,f]	Korea National Oil Corp., 2.75% due 1/23/2019	5,000,000	4,999,443
			4,999,443
	Other Asset Backed — 8.8%
	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	7,766,271	7,619,550
[f]	Avant Loans Funding Trust, Series 2018-A Class A, 3.09% due 6/15/2021	7,864,780	7,852,080
[f]	AXIS Equipment Finance Receivables VI, LLC Series 2018-2A 3.89% due 7/20/2022	5,250,000	5,283,554
[f,g]	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	3,675,997	3,619,740
[f]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	3,926,259	3,915,345
[f]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	3,984,927	3,933,426
[f,g]	CIM Trust, Series 18-INV1 4.00% due 8/25/2048	8,610,469	8,617,684
	Consumer Loan Underlying Bond Credit Trust,
[f]	Series 2017-NP2 Class A, 2.55% due 1/16/2024	27,750	27,743
[f]	Series 2017-P1 Class A, 2.42% due 9/15/2023	2,318,092	2,312,846
[f]	Series 2018-P2 Class A, 3.47% due 10/15/2025	7,635,613	7,609,123
[f]	Series A, 3.82% due 1/15/2026	7,505,000	7,499,253

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[f]	Credit Suisse ABS Trust, Series 2018-LD1 Class A, 3.42% due 7/25/2024	$ 4,666,076	$ 4,665,143
	Dell Equipment Finance Trust,
[f]	Series 2017-2 Class A2A, 1.97% due 2/24/2020	2,703,324	2,695,171
[f]	Series 2018-1 Class A2A, 2.97% due 10/22/2020	7,400,000	7,398,500
[f]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70% due 1/21/2031	12,516,186	12,618,543
[a,f]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	4,556,666	4,703,597
[f]	Engs Commercial Finance Trust, Series 2018-1A Class A1, 2.97% due 2/22/2021	5,727,143	5,716,829
	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	9,976,554	9,815,943
[f]	Foundation Finance Trust, Series 2017-1A Class A, 3.30% due 7/15/2033	5,003,404	4,972,666
[a,f]	Global SC Finance IV Ltd., Series 2017-1A Class A, 3.85% due 4/15/2037	7,050,052	7,014,967
	HERO Funding Trust,
[f]	Series 2015-1A Class A, 3.84% due 9/21/2040	8,385,382	8,510,047
[f]	Series 2017-2A Class A1, 3.28% due 9/20/2048	1,567,727	1,568,381
[f,g]	Homeward Opportunities Fund I Trust, Series 2018-1 Class A1, 3.766% due 6/25/2048	8,759,789	8,784,469
	Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2014-ELL Class A1, 1.66% due 2/1/2022	2,030,236	2,021,688
[f]	Marlette Funding Trust, Series 2017-2A Class A, 2.39% due 7/15/2024	1,562,339	1,560,210
	Nationstar HECM Loan Trust,
[f,g]	Series 2017-2A Class A1, 2.038% due 9/25/2027	4,199,256	4,186,133
[d,f,g]	Series 2018-1A Class A, 2.76% due 2/25/2028	6,629,650	6,616,391
[f,g]	Series 2018-2A Class A, 3.188% due 7/25/2028	5,339,457	5,337,695
[b,f]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 3.655% (LIBOR 1 Month + 1.20%) due 12/15/2028	4,716,464	4,737,969
[b]	Navient Student Loan Trust, Series 2014-1 Class A3, 3.016% (LIBOR 1 Month + 0.51%) due 6/25/2031	9,517,854	9,470,258
[b,f]	Nelnet Student Loan Trust, Series 2013-1A Class A, 3.106% (LIBOR 1 Month + 0.60%) due 6/25/2041	6,393,825	6,421,615
[b,c,d]	Northwind Holdings, LLC, Series 2007-1A Class A1, 3.518% (LIBOR 3 Month + 0.78%) due 12/1/2037	1,225,000	1,193,150
	Ocwen Master Advance Receivables Trust,
[f]	Series 2018-T1 Class AT1, 3.301% due 8/15/2049	5,800,000	5,796,810
[f]	Series 2018-T2 Class AT2, 3.598% due 8/15/2050	3,000,000	3,007,230
[f]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	3,323,810	3,332,669
[f]	Oportun Funding VI, LLC, Series 2017-A Class A, 3.23% due 6/8/2023	5,500,000	5,470,868
[f]	Oportun Funding VII, LLC, Series 2017-B Class A, 3.22% due 10/10/2023	7,500,000	7,426,162
[b,f]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 3.056% (LIBOR 1 Month + 0.55%) due 5/25/2057	1,781,721	1,783,605
	PFS Financing Corp.,
[f]	Series 2016-BA Class A, 1.87% due 10/15/2021	5,610,000	5,558,814
[b,f]	Series 2017-BA Class A1, 3.055% (LIBOR 1 Month + 0.60%) due 7/15/2022	16,900,000	16,950,801
[f]	Series 2017-D Class A, 2.40% due 10/17/2022	10,000,000	9,862,963
[f]	Series 2018-B Class A, 2.89% due 2/15/2023	7,400,000	7,338,579
	Prosper Marketplace Issuance Trust,
[f]	Series 2017-2A Class A, 2.41% due 9/15/2023	443,384	443,178
[f]	Series 2017-3A Class A, 2.36% due 11/15/2023	1,531,325	1,527,045
[f]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34% due 8/15/2022	9,400,000	9,371,007
	SBA Tower Trust,
[f]	2.877% due 7/15/2046	9,500,000	9,325,763
[f]	3.156% due 10/10/2045	5,000,000	4,950,150
[e,f]	Series 2014-1A Class C, 2.898% due 10/15/2044	17,900,000	17,794,485
[f]	Scala Funding Co., LLC, Series 2016-1 3.91% due 2/15/2021	2,000,000	1,951,200
[f]	SCF Equipment Leasing, LLC, Series 2018-1A Class A2, 3.63% due 10/20/2024	9,900,000	9,894,033
	Sierra Receivables Funding Co., LLC,
[f]	Series 2015-1A Class A, 2.40% due 3/22/2032	1,600,335	1,580,663
[f]	Series 2015-3A Class A, 2.58% due 9/20/2032	3,128,247	3,096,918
	Sierra Timeshare Receivables Funding, LLC,
[f,g]	Series 2014-2A Class A, 2.05% due 6/20/2031	693,891	693,290
[f]	Series 2015-2A Class A, 2.43% due 6/20/2032	1,146,399	1,132,126
[f]	SLM Private Education Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	882,029	882,844
[b]	SLM Student Loan Trust, Series 2013-6 Class A3, 3.156% (LIBOR 1 Month + 0.65%) due 6/25/2055	19,999,439	20,110,770
	Small Business Administration,
	Series 2001-20J Class 1, 5.76% due 10/1/2021	75,502	77,014
	Series 2008-20D Class 1, 5.37% due 4/1/2028	1,052,498	1,118,474
	Series 2009-20E Class 1, 4.43% due 5/1/2029	614,190	631,374
	Series 2009-20K Class 1, 4.09% due 11/1/2029	4,194,537	4,322,885
	Series 2011-20E Class 1, 3.79% due 5/1/2031	5,361,594	5,557,496
	Series 2011-20F Class 1, 3.67% due 6/1/2031	846,896	870,519
	Series 2011-20I Class 1, 2.85% due 9/1/2031	9,157,605	9,198,628
	Series 2012-20D Class 1, 2.67% due 4/1/2032	6,611,706	6,498,965
	Series 2012-20J Class 1, 2.18% due 10/1/2032	5,475,276	5,325,642
	Series 2012-20K Class 1, 2.09% due 11/1/2032	3,357,284	3,244,702

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[b,f]	SMB Private Education Loan Trust, Series 2015-A Class A3, 3.955% (LIBOR 1 Month + 1.50%) due 2/17/2032	$ 10,000,000	$ 10,203,076
	Social Professional Loan Program, LLC,
[b,f]	Series 2014-A Class A1, 4.106% (LIBOR 1 Month + 1.60%) due 6/25/2025	545,004	547,249
[f]	Series 2014-B Class A2, 2.55% due 8/27/2029	329,858	325,059
[f]	Sofi Consumer Loan Program, LLC, Series 2017-3 Class A, 2.77% due 5/25/2026	2,048,972	2,032,175
[f]	SoFi Professional Loan Program, LLC, Series 2017-E Class A2B, 2.72% due 11/26/2040	6,000,000	5,847,468
[f]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472% due 5/20/2046	8,813,751	8,985,514
[f]	Springleaf Funding Trust, Series 2015-AA Class A, 3.16% due 11/15/2024	3,266,260	3,262,625
[f]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	5,281,693	5,270,222
	Towd Point Mortgage Trust,
[f,g]	Series 2016-5 Class A1, 2.50% due 10/25/2056	9,610,246	9,368,037
[f,g]	Series 2017-1 Class A1, 2.75% due 10/25/2056	5,189,202	5,085,794
[f,g]	Series 2018-2 Class A1, 3.25% due 3/25/2058	11,269,691	11,078,936
[f,g]	Series 2018-3 Class A1, 3.75% due 5/25/2058	7,348,256	7,368,011
[f,g]	Series 2018-6 3.75% due 3/25/2058	14,300,511	14,330,614
[f]	Upstart Securitization Trust, Series 2018-1 Class A, 3.015% due 8/20/2025	1,549,629	1,548,593
[b,f]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A, 2.955% (LIBOR 1 Month + 0.50%) due 11/15/2022	3,350,000	3,357,043
[f]	Westgate Resorts, LLC, Series 2016-1A Class A, 3.50% due 12/20/2028	5,025,864	5,021,704
			458,059,501
	Residential MTG Trust — 4.7%
	Angel Oak Mortgage Trust, LLC,
[f,g]	Series 2017-1 Class A2, 3.085% due 1/25/2047	1,865,564	1,841,761
[f,g]	Series 2017-3 Class A1, 2.708% due 11/25/2047	5,366,025	5,292,752
[f,g]	Series 2018-1 Class A1, 3.258% due 4/27/2048	7,835,936	7,818,851
[f,g]	Series 2018-2 Class A1, 3.674% due 7/27/2048	7,966,454	7,991,071
[f,g]	Arroyo Mortgage Trust, Series 2018-1 Class A1, 3.763% due 4/25/2048	14,013,432	14,148,886
[f,g]	Citigroup Mortgage Loan Trust CMO, Series 2014-A Class A, 4.00% due 1/25/2035	1,880,287	1,897,452
	Finance of America Structured Securities Trust,
[f,g]	Series 2017-HB1 Class A, 2.321% due 11/25/2027	5,444,878	5,432,300
[d,f,g]	Series 2018-HB1 3.375% due 9/25/2028	12,585,071	12,559,901
[f,g]	Flagstar Mortgage Trust, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	10,452,607	10,340,701
	JPMorgan Mortgage Trust,
[f,g]	Series 2017-2 Class A6, 3.00% due 5/25/2047	17,383,662	16,929,797
[f,g]	Series 2017-6 Class A5, 3.50% due 12/25/2048	20,105,036	19,851,421
[g]	Merrill Lynch Mortgage Investors Trust CMO, Series 2004-A4 Class M1, 4.089% due 8/25/2034	424,197	393,610
	New Residential Mortgage Loan Trust CMO,
[f,g]	Series 2017-3A Class A1, 4.00% due 4/25/2057	11,278,063	11,314,316
[f,g]	Series 2017-4A Class A1, 4.00% due 5/25/2057	14,143,873	14,320,202
[f,g]	Series 2018-NQM1 3.986% due 11/25/2048	21,132,683	21,561,089
	New Residential Mortgage Loan Trust,
[f,g]	Series 2017-2A Class A3, 4.00% due 3/25/2057	8,717,662	8,829,197
[b,f]	Series 2017-5A Class A1, 4.006% (LIBOR 1 Month + 1.50%) due 6/25/2057	1,232,865	1,249,930
[f,g]	Series 2017-6A Class A1, 4.00% due 8/27/2057	4,969,243	5,017,281
[f,g]	Series 2018-2A Class A1, 4.50% due 2/25/2058	12,831,409	13,131,669
[f,g]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	7,459,243	7,426,835
[f,g]	New Residential Mortgage Trust , Series 2018-1A Class A1A, 4.00% due 12/25/2057	5,853,691	5,868,660
	Sequoia Mortgage Trust CMO,
[f,g]	Series 2017-4 Class A4, 3.50% due 7/25/2047	3,831,278	3,793,835
[f,g]	Series 2017-5 Class A4, 3.50% due 8/25/2047	9,156,428	9,038,754
	Verus Securitization Trust CMO,
[f,g]	Series 2017-2A Class A1, 2.485% due 7/25/2047	10,937,471	10,688,006
[f,g]	Series 2018-3 4.108% due 10/25/2058	12,541,639	12,656,257
[f,g]	Verus Securitization Trust, Series 2018-2 Class A1, 3.677% due 6/1/2058	13,796,880	13,856,682
			243,251,216
	Sovereign — 0.1%
[a,c]	Bermuda Government International Bond, 4.138% due 1/3/2023	4,000,000	4,055,000
			4,055,000
	Student Loan — 1.1%
[f]	Commonbond Student Loan Trust, Series 18-CGS 3.87% due 2/25/2046	11,000,000	11,098,223
[f]	Navient Private Education Refi Loan Trust, Series 2018-CA Class A1, 3.01% due 6/16/2042	4,397,236	4,376,452
[b,f]	Navient Student Loan Trust, Series 2016-6A Class A2, 3.256% (LIBOR 1 Month + 0.75%) due 3/25/2066	13,900,000	14,005,122
[b,f]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 4.256% (LIBOR 1 Month + 1.75%) due 12/26/2040	8,078,625	8,053,206

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	SLM Student Loan Trust,
[b,f]	Series 2011-A Class A3, 4.955% (LIBOR 1 Month + 2.50%) due 1/15/2043	$ 13,288,650	$ 13,474,703
[b,f]	Series 2013-B Class A2B, 3.555% (LIBOR 1 Month + 1.10%) due 6/17/2030	358,419	359,261
	SoFi Professional Loan Program, LLC,
[f]	Series 2014-A Class A2, 3.02% due 10/25/2027	3,944,265	3,931,780
[b,f]	Series 2014-B Class A1, 3.756% (LIBOR 1 Month + 1.25%) due 8/25/2032	1,004,076	1,008,610
			56,307,357
	Total Asset Backed Securities (Cost $1,070,787,557)		1,064,589,019
	Corporate Bonds — 48.7%
	Automobiles & Components — 1.6%
	Automobiles — 1.5%
	BMW US Capital, LLC,
[f]	3.25% due 8/14/2020	3,892,200	3,890,834
[f]	3.40% due 8/13/2021	2,994,000	2,981,595
[f]	Daimler Finance North America, LLC 3.75% due 11/5/2021	6,675,000	6,697,758
[f]	Harley-Davidson Financial Services, Inc. 2.40% due 6/15/2020	9,827,000	9,646,648
[b,f]	Hyundai Capital America, 3.348% (LIBOR 3 Month + 0.94%) due 7/8/2021	22,900,000	22,833,141
[a,f]	Hyundai Capital Services, Inc., 3.75% due 3/5/2023	7,000,000	6,908,397
[b]	Toyota Motor Credit Corp., 3.018% (LIBOR 3 Month + 0.40%) due 2/13/2020	20,090,000	20,016,207
[f]	Volkswagen Group of America Finance, LLC 4.00% due 11/12/2021	4,500,000	4,497,205
	Trading Companies & Distributors — 0.1%
	Altitude Investments 12, LLC (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	4,319,933	4,273,864
			81,745,649
	Banks — 3.5%
	Banks — 3.5%
[a,b,f]	ABN AMRO Bank N.V., 3.261% (LIBOR 3 Month + 0.57%) due 8/27/2021	6,800,000	6,761,036
[a,b]	Barclays Bank plc, 2.88% (LIBOR 3 Month + 0.46%) due 1/11/2021	7,000,000	6,898,430
[b]	Capital One NA/Mclean VA, 3.411% (LIBOR 3 Month + 0.82%) due 8/8/2022	27,000,000	26,479,062
	Citizens Bank N.A./Providence RI,
	2.25% due 3/2/2020	5,000,000	4,946,472
[b]	3.753% (LIBOR 3 Month + 0.95%) due 3/29/2023	20,500,000	20,301,230
	Fifth Third Bank, 2.30% due 3/15/2019	3,800,000	3,795,245
	First Tennessee Bank N.A., 2.95% due 12/1/2019	7,000,000	6,945,740
	Goldman Sachs Bank USA, 3.20% due 6/5/2020	5,000,000	4,990,954
[a,f]	Mizuho Bank Ltd. (Guaranty: Mizuho Financial Group, Inc.), 2.45% due 4/16/2019	7,000,000	6,988,607
	Santander Holdings USA, Inc. 4.45% due 12/3/2021	4,940,000	5,025,589
	Santander Holdings USA, Inc., 3.40% due 1/18/2023	7,937,000	7,616,737
[a,b]	Santander UK plc, 4.258% (LIBOR 3 Month + 1.48%) due 3/14/2019	9,900,000	9,917,988
[f]	Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020	2,803,944	3,086,357
[a,b]	Sumitomo Mitsui Banking Corp. (Guaranty: Sumitomo Mitsui Banking Corp/New York), 2.755% (LIBOR 3 Month + 0.31%) due 10/18/2019	15,000,000	14,983,350
[a]	Sumitomo Mitsui Banking Corp., 2.65% due 7/23/2020	10,600,000	10,492,560
[a]	Svenska Handelsbanken AB 3.90% due 11/20/2023	16,750,000	16,902,787
[b]	US Bank NA, 2.828% (LIBOR 3 Month + 0.32%) due 4/26/2021	25,000,000	24,904,241
			181,036,385
	Capital Goods — 0.9%
	Industrial Conglomerates — 0.2%
	Carlisle Companies, Inc., 3.50% due 12/1/2024	6,787,000	6,498,733
[b]	General Electric Co. MTN, 3.788% (LIBOR 3 Month + 1.00%) due 3/15/2023	2,625,000	2,367,887
	Ingersoll-Rand Co. (Guaranty: Ingersoll-Rand plc), 6.391% due 11/15/2027	3,000,000	3,371,687
	Machinery — 0.7%
	Nvent Finance Sarl,
[a]	3.95% due 4/15/2023	7,870,000	7,813,703
[a]	4.55% due 4/15/2028	16,970,000	16,626,573
	Wabtec Corp., 4.375% due 8/15/2023	10,590,000	10,579,388
			47,257,971
	Commercial & Professional Services — 0.5%
	Commercial Services & Supplies — 0.2%
	Cintas Corp. No. 2, 2.90% due 4/1/2022	2,622,000	2,579,119
	Republic Services, Inc., 3.95% due 5/15/2028	7,000,000	7,004,524

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Leisure Products — 0.2%
	Mattel, Inc., 2.35% due 8/15/2021	$ 9,915,000	$ 8,774,775
	Professional Services — 0.1%
	Verisk Analytics, Inc., 4.00% due 6/15/2025	6,930,000	6,957,254
			25,315,672
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
	Tupperware Brands Corp. (Guaranty: Dart Industries, Inc.), 4.75% due 6/1/2021	10,000,000	10,244,942
			10,244,942
	Consumer Services — 0.1%
	Transportation Infrastructure — 0.1%
	Mexico City Airport Trust,
[a,f]	3.875% due 4/30/2028	2,439,000	2,142,661
[a,f]	4.25% due 10/31/2026	1,864,000	1,661,309
			3,803,970
	Diversified Financials — 9.6%
	Capital Markets — 2.4%
	Ares Capital Corp., 4.375% due 1/15/2019	4,355,000	4,351,991
[f]	Ares Finance Co., LLC, 4.00% due 10/8/2024	5,000,000	4,777,551
	CBOE Holdings, Inc., 1.95% due 6/28/2019	1,745,000	1,735,903
	DY8 Leasing, LLC (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	3,203,125	3,186,953
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	2,492,614	2,462,688
	FS Investment Corp., 4.00% due 7/15/2019	12,000,000	11,986,430
[a]	Genpact Luxembourg Sarl, 3.70% due 4/1/2022	12,000,000	11,908,747
[f]	GTP Acquisition Partners I, LLC (Guaranty: American Tower Holding Sub II, LLC), 2.35% due 6/15/2045	10,000,000	9,838,961
	Legg Mason, Inc.,
	2.70% due 7/15/2019	1,660,000	1,655,366
	4.75% due 3/15/2026	5,000,000	5,109,105
	Sandalwood 2013, LLC (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	4,491,251	4,499,863
	Solar Capital Ltd., 4.50% due 1/20/2023	12,000,000	11,699,176
[a,f]	SumitG Guaranteed Secured Obligation Issuer DAC, 2.251% due 11/2/2020	15,000,000	14,720,819
	TD Ameritrade Holding Corp. 3.75% due 4/1/2024	29,524,000	30,021,367
	TPG Specialty Lending, Inc., 4.50% due 1/22/2023	7,440,000	7,441,561
	Consumer Finance — 1.3%
	Citibank N.A.,
[b]	2.968% (LIBOR 3 Month + 0.35%) due 2/12/2021	5,750,000	5,689,028
	3.40% due 7/23/2021	15,000,000	15,019,061
[i]	Wells Fargo Bank N.A., 3.325% (LIBOR 3 Month + 0.49%) due 7/23/2021	15,000,000	14,985,381
	Wells Fargo Bank NA 3.625% due 10/22/2021	29,750,000	29,926,049
	Diversified Financial Services — 4.4%
	American Express Co. 3.70% due 11/5/2021	8,757,000	8,835,670
[a,i]	Barclays plc 4.61% (LIBOR 3 Month + 1.40%) due 2/15/2023	12,800,000	12,691,983
[a,b]	Barclays plc, 4.009% (LIBOR 3 Month + 1.38%) due 5/16/2024	17,500,000	16,663,839
[a,f]	BNP Paribas S.A., 3.375% due 1/9/2025	6,000,000	5,646,463
	Citigroup, Inc.,
	2.50% due 7/29/2019	2,925,000	2,915,008
	2.65% due 10/26/2020	4,890,000	4,824,989
	Credit Suisse Group Funding Guernsey Ltd. (Guaranty: Credit Suisse Group AG),
[a]	3.125% due 12/10/2020	10,000,000	9,902,196
[a]	3.80% due 9/15/2022	7,000,000	6,948,933
[a]	4.55% due 4/17/2026	7,000,000	6,930,598
	Deutsche Bank AG,
[a,b]	3.284% (LIBOR 3 Month + 0.82%) due 1/22/2021	17,300,000	16,510,495
[a,b]	3.921% (LIBOR 3 Month + 1.23%) due 2/27/2023	17,100,000	15,789,313
	Goldman Sachs Group, Inc.,
[b]	3.497% (LIBOR 3 Month + 1.02%) due 10/23/2019	4,517,000	4,521,847
[b]	3.988% (LIBOR 3 Month + 1.20%) due 9/15/2020	7,930,000	7,967,196
	HSBC Holdings plc,
[a,b]	3.64% (LIBOR 3 Month + 1.00%) due 5/18/2024	4,000,000	3,895,344
[a,i]	4.292% (LIBOR 3 Month + 1.35%) due 9/12/2026	5,000,000	4,924,886
[b]	JPMorgan Chase & Co. 3.317% (LIBOR 3 Month + 0.55%) due 3/9/2021	6,440,000	6,409,025

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	JPMorgan Chase & Co.,
[i]	3.797% (LIBOR 3 Month + 0.89%) due 7/23/2024	$ 11,870,000	$ 11,891,429
[b]	4.218% (LIBOR 3 Month + 1.48%) due 3/1/2021	7,000,000	7,089,735
[a]	Lloyds Banking Group plc, 4.45% due 5/8/2025	4,000,000	3,971,858
[a,b]	Mitsubishi UFJ Financial Group, Inc., 4.618% (LIBOR 3 Month + 1.88%) due 3/1/2021	3,907,000	4,001,998
[a,i]	Mizuho Financial Group, Inc., 3.922% (LIBOR 3 Month + 1.00%) due 9/11/2024	15,500,000	15,663,890
	Morgan Stanley, 2.80% due 6/16/2020	1,350,000	1,341,231
	Private Export Funding Corp. (Guaranty: Export-Import Bank of the United States), Series KK, 3.55% due 1/15/2024	10,000,000	10,399,670
[a,i]	Royal Bank of Scotland Group plc, 5.076% (LIBOR 3 Month + 1.91%) due 1/27/2030	5,500,000	5,303,462
[a,f]	Societe Generale S.A., 4.25% due 9/14/2023	12,000,000	11,917,635
	Synchrony Financial, 3.00% due 8/15/2019	1,950,000	1,937,129
[a,b,f]	UBS AG 3.347% (LIBOR 3 Month + 0.58%) due 6/8/2020	5,000,000	4,997,260
[a]	UBS AG, 2.375% due 8/14/2019	4,500,000	4,481,762
[a,b,f]	UBS Group Funding Switzerland AG 4.216% (LIBOR 3 Month + 1.78%) due 4/14/2021	10,800,000	10,973,169
	Insurance — 1.1%
[b,f]	AIG Global Funding, 3.277% (LIBOR 3 Month + 0.48%) due 7/2/2020	3,000,000	2,998,175
	ALEX Alpha, LLC (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	2,499,999	2,421,618
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	8,148,139	7,884,322
[a]	Gate Capital Cayman One Ltd. (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	3,783,822	3,741,985
	Helios Leasing I, LLC (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	3,023,020	2,910,819
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	6,081,827	5,905,482
[f]	Protective Life Global Funding, 2.615% due 8/22/2022	15,000,000	14,580,034
	Santa Rosa Leasing, LLC (Guaranty: Export-Import Bank of the United States),
	1.472% due 11/3/2024	8,385,976	8,072,757
	1.693% due 8/15/2024	2,989,390	2,903,338
	Union 13 Leasing, LLC (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	7,865,812	7,608,931
	Mortgage Real Estate Investment Trusts — 0.4%
	Senior Housing Properties Trust, 4.75% due 2/15/2028	20,960,000	19,774,506
			499,165,980
	Energy — 3.4%
	Energy Equipment & Services — 0.2%
	Oceaneering International, Inc., 4.65% due 11/15/2024	10,000,000	7,898,624
[a,f,j,k]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	4,082,733	408,267
	Oil, Gas & Consumable Fuels — 3.2%
	BP Capital Markets America, Inc. 3.79% due 2/6/2024	6,739,000	6,811,710
[b]	BP Capital Markets America, Inc., 3.454% (LIBOR 3 Month + 0.65%) due 9/19/2022	6,771,000	6,771,705
	Buckeye Partners L.P., 4.15% due 7/1/2023	7,000,000	6,808,867
[a,f]	CNPC General Capital Ltd. (Guaranty: CNPC Finance HK Ltd.), 2.75% due 5/14/2019	5,000,000	4,993,750
[f]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	26,000,000	25,336,295
[f]	Enable Oklahoma Intrastate Transmission, LLC (Guaranty: Enable Midstream Partners L.P.), 6.25% due 3/15/2020	3,640,000	3,744,434
	Energen Corp., 4.625% due 9/1/2021	10,000,000	9,900,000
	EQT Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	11,440,000	11,415,402
[b]	Exxon Mobil Corp., 3.518% (LIBOR 3 Month + 0.78%) due 3/1/2019	6,625,000	6,632,034
[f]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	10,435,000	10,502,599
	Gulf South Pipeline Co. L.P., 4.00% due 6/15/2022	13,690,000	13,565,555
[a,f]	Harvest Operations Corp., 4.20% due 6/1/2023	4,000,000	4,105,160
	HollyFrontier Corp., 5.875% due 4/1/2026	2,650,000	2,678,901
	NuStar Logistics L.P., 4.75% due 2/1/2022	5,000,000	4,725,000
[a]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	14,980,000	13,968,850
[a,f]	Sinopec Group Overseas Development 2018 Ltd., 3.75% due 9/12/2023	17,800,000	17,760,822
[a,f]	Sinopec Group Overseas Development Ltd., 4.125% due 9/12/2025	2,000,000	2,002,298
[f]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	16,286,000	16,457,365
			176,487,638
	Food & Staples Retailing — 0.4%
	Food & Staples Retailing — 0.4%
[a,f]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	15,850,000	15,294,911
	Sysco Corp., 3.55% due 3/15/2025	4,990,000	4,913,899
			20,208,810
	Food, Beverage & Tobacco — 2.6%
	Beverages — 0.4%
	Anheuser-Busch InBev Finance, Inc., 3.30% due 2/1/2023	9,650,000	9,383,164
[a,f]	Becle SAB de CV, 3.75% due 5/13/2025	13,750,000	13,094,069

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Food Products — 1.6%
	Conagra Brands, Inc. 3.80% due 10/22/2021	$ 6,892,000	$ 6,894,430
[b]	Conagra Brands, Inc., 2.908% (LIBOR 3 Month + 0.50%) due 10/9/2020	14,850,000	14,683,598
	General Mills, Inc.,
	2.60% due 10/12/2022	7,850,000	7,562,481
[b]	3.459% (LIBOR 3 Month + 1.01%) due 10/17/2023	6,375,000	6,226,886
	JM Smucker Co., 2.50% due 3/15/2020	10,494,000	10,390,509
	Kraft Heinz Foods Co. (Guaranty: Kraft Heinz Co.),
[b]	3.021% (LIBOR 3 Month + 0.42%) due 8/9/2019	14,925,000	14,886,668
[b]	3.188% (LIBOR 3 Month + 0.57%) due 2/10/2021	6,693,000	6,637,411
	Kraft Heinz Foods Co., 4.00% due 6/15/2023	7,257,000	7,237,982
	Mead Johnson Nutrition Co. (Guaranty: Reckitt Benckiser Group plc),
	3.00% due 11/15/2020	1,900,000	1,894,443
	4.125% due 11/15/2025	3,000,000	3,077,686
[b]	Tyson Foods, Inc., 3.288% (LIBOR 3 Month + 0.55%) due 6/2/2020	2,850,000	2,834,426
	Tobacco — 0.6%
	Altria Group, Inc. (Guaranty: Philip Morris USA, Inc.), 2.625% due 1/14/2020	5,790,000	5,737,032
	BAT Capital Corp.
[b]	3.204% (LIBOR 3 Month + 0.59%) due 8/14/2020	7,370,000	7,297,367
	3.222% due 8/15/2024	2,980,000	2,744,860
[b]	3.496% (LIBOR 3 Month + 0.88%) due 8/15/2022	5,000,000	4,949,677
[a,f]	BAT International Finance plc, 3.95% due 6/15/2025	3,000,000	2,803,296
	Reynolds American, Inc., 6.875% due 5/1/2020	5,000,000	5,202,862
			133,538,847
	Healthcare Equipment & Services — 1.1%
	Health Care Equipment & Supplies — 0.1%
	Edwards Lifesciences Corp., 4.30% due 6/15/2028	4,990,000	5,045,065
	Health Care Providers & Services — 1.0%
	Anthem, Inc.,
	2.25% due 8/15/2019	10,000,000	9,946,388
	2.50% due 11/21/2020	7,905,000	7,796,421
	3.35% due 12/1/2024	3,896,000	3,795,465
	Catholic Health Initiatives, 2.95% due 11/1/2022	7,000,000	6,846,663
[b]	CVS Health Corp., 3.397% (LIBOR 3 Month + 0.63%) due 3/9/2020	7,786,000	7,771,861
	Express Scripts Holding Co., 2.60% due 11/30/2020	9,750,000	9,597,529
[f]	Halfmoon Parent, Inc., 4.125% due 11/15/2025	4,975,000	4,967,994
			55,767,386
	Household & Personal Products — 0.2%
	Household Products — 0.2%
	Church & Dwight Co., Inc.,
	2.45% due 8/1/2022	4,716,000	4,557,822
	2.875% due 10/1/2022	2,414,000	2,374,121
[a,f]	Kimberly-Clark de Mexico SAB de CV, 3.80% due 4/8/2024	3,000,000	2,932,091
	Personal Products — 0.0%
	Edgewell Personal Care Co., 4.70% due 5/24/2022	2,000,000	1,925,000
			11,789,034
	Insurance — 5.0%
	Insurance — 4.9%
	AIG Global Funding,
[f]	1.95% due 10/18/2019	2,900,000	2,878,438
[b,f]	3.282% (LIBOR 3 Month + 0.46%) due 6/25/2021	9,910,000	9,834,687
[a,f]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	10,260,000	10,178,831
[a]	Enstar Group Ltd., 4.50% due 3/10/2022	1,950,000	1,963,020
[a,f]	Fairfax Financial Holdings Ltd., 4.85% due 4/17/2028	15,970,000	15,345,340
[f]	Guardian Life Global Funding, 3.40% due 4/25/2023	6,918,000	6,892,037
	Hanover Insurance Group, Inc., 4.50% due 4/15/2026	5,020,000	5,025,194
	Horace Mann Educators Corp., 4.50% due 12/1/2025	4,800,000	4,709,455
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	4,690,000	4,806,748
	Jackson National Life Global Funding,
[f]	2.20% due 1/30/2020	8,000,000	7,924,713
[f]	3.25% due 1/30/2024	10,000,000	9,805,200
[b,f]	3.251% (LIBOR 3 Month + 0.48%) due 6/11/2021	6,150,000	6,111,540

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Kemper Corp., 4.35% due 2/15/2025	$ 10,182,000	$ 10,051,332
[a,f]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	11,000,000	11,322,883
[f]	MassMutual Global Funding II, 2.95% due 1/11/2025	25,000,000	24,007,785
	Mercury General Corp., 4.40% due 3/15/2027	16,000,000	15,474,110
[f]	Metropolitan Life Global Funding I 3.45% due 10/9/2021	5,000,000	5,020,917
[b,f]	Metropolitan Life Global Funding, 3.03% (SOFR + 0.57%) due 9/7/2020	7,760,000	7,708,945
[a]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	5,000,000	5,105,266
[f]	Pricoa Global Funding, 3.45% due 9/1/2023	9,850,000	9,858,343
	Principal Life Global Funding II (Guaranty: Principal Financial Group, Inc.),
[f]	2.20% due 4/8/2020	7,000,000	6,919,979
[f]	2.375% due 9/11/2019	2,450,000	2,434,201
[b,f]	Protective Life Global Funding, 3.333% (LIBOR 3 Month + 0.52%) due 6/28/2021	16,850,000	16,717,057
[f]	Reliance Standard Life Global Funding II, 2.50% due 1/15/2020	15,000,000	14,856,606
[f]	Reliance Standard Life Global Funding, 3.85% due 9/19/2023	9,950,000	10,033,495
	Reliance Standard Life Insurance Co.,
[f]	2.50% due 4/24/2019	9,900,000	9,875,632
[f]	3.05% due 1/20/2021	4,662,000	4,619,398
[f]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,764,013
	Willis North America, Inc. 4.50% due 9/15/2028	8,392,000	8,326,215
	Semiconductors & Semiconductor Equipment — 0.1%
[a,f]	NXP B.V.//NXP Funding , LLC 5.35% due 3/1/2026	2,991,000	3,041,847
			258,613,227
	Materials — 1.7%
	Chemicals — 1.2%
[b,f]	Chevron Phillips Chemical Co., LLC, 3.291% (LIBOR 3 Month + 0.75%) due 5/1/2020	29,900,000	29,960,581
	DowDuPont, Inc.
	3.766% due 11/15/2020	4,000,000	4,038,349
	4.205% due 11/15/2023	7,900,000	8,074,983
	4.493% due 11/15/2025	8,175,000	8,416,784
[f]	Incitec Pivot Finance, LLC (Guaranty: Incitec Pivot Ltd.), 6.00% due 12/10/2019	4,538,000	4,638,205
[a,f]	OCP S.A., 5.625% due 4/25/2024	8,555,000	8,747,487
	Containers & Packaging — 0.2%
[f]	Westrock Co. 4.65% due 3/15/2026	6,975,000	7,081,586
	Metals & Mining — 0.3%
	AngloGold Ashanti Holdings plc (Guaranty: AngloGold Ashanti Ltd.),
[a]	5.125% due 8/1/2022	6,500,000	6,558,500
[a]	5.375% due 4/15/2020	9,100,000	9,186,541
			86,703,016
	Media & Entertainment — 0.9%
	Interactive Media & Services — 0.4%
[a]	Baidu, Inc., 3.875% due 9/29/2023	11,442,000	11,390,190
[a,f]	Tencent Holdings Ltd., 2.985% due 1/19/2023	6,450,000	6,268,376
	Media — 0.5%
	Comcast Corp.
	3.45% due 10/1/2021	9,041,000	9,132,667
	3.95% due 10/15/2025	9,968,000	10,085,995
[f]	Cox Communications, Inc., 3.15% due 8/15/2024	8,000,000	7,696,029
			44,573,257
	Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
	Biotechnology — 0.2%
	Celgene Corp.,
	2.75% due 2/15/2023	2,265,000	2,167,293
	3.25% due 2/20/2023	9,936,000	9,702,032
	Life Sciences Tools & Services — 0.1%
	Abbott Laboratories, 3.40% due 11/30/2023	4,802,000	4,787,355
	Pharmaceuticals — 1.3%
	AbbVie, Inc., 3.75% due 11/14/2023	6,670,000	6,636,286
	Allergan Funding SCS,
[a]	3.45% due 3/15/2022	5,000,000	4,920,213
[a]	3.80% due 3/15/2025	5,000,000	4,881,118
[a,b]	4.031% (LIBOR 3 Month + 1.26%) due 3/12/2020	5,000,000	5,015,188

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[a]	AstraZeneca plc, 3.50% due 8/17/2023	$ 9,723,000	$ 9,672,001
	Bayer US Finance II, LLC,
[b,f]	3.452% (LIBOR 3 Month + 0.63%) due 6/25/2021	9,300,000	9,176,120
[f]	4.25% due 12/15/2025	2,500,000	2,433,152
[a]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	9,776,000	9,453,234
	Takeda Pharmaceutical Co. Ltd.
[a,f]	4.00% due 11/26/2021	5,500,000	5,575,014
[a,f]	4.40% due 11/26/2023	7,500,000	7,582,144
	Zoetis, Inc., 3.45% due 11/13/2020	2,000,000	2,005,517
			84,006,667
	Real Estate — 0.8%
	Equity Real Estate Investment Trusts — 0.8%
	Alexandria Real Estate Equities, Inc. (Guaranty: Alexandria Real Estate Equities L.P.), 3.90% due 6/15/2023	5,750,000	5,784,805
	Crown Castle International Corp., 3.20% due 9/1/2024	17,870,000	16,953,361
	Hospitality Properties Trust, 4.95% due 2/15/2027	2,000,000	1,959,746
	Washington Real Estate Investment Trust, 4.95% due 10/1/2020	19,100,000	19,402,555
			44,100,467
	Retailing — 0.6%
	Internet & Direct Marketing Retail — 0.1%
	Booking Holdings, Inc., 2.75% due 3/15/2023	7,925,000	7,606,664
	Multiline Retail — 0.5%
[b]	Dollar Tree, Inc., 3.149% (LIBOR 3 Month + 0.70%) due 4/17/2020	6,185,000	6,145,552
	Family Dollar Stores, Inc., 5.00% due 2/1/2021	18,475,000	18,798,312
			32,550,528
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.,
	2.375% due 1/15/2020	8,875,000	8,764,161
	3.625% due 1/15/2024	18,000,000	17,029,815
			25,793,976
	Software & Services — 2.3%
	Information Technology Services — 1.3%
	Capital One Bank USA N.A., 2.30% due 6/5/2019	3,000,000	2,989,843
	Leidos Holdings, Inc. (Guaranty: Leidos, Inc.), 4.45% due 12/1/2020	2,000,000	1,985,000
	Moody’s Corp., 2.75% due 7/15/2019	14,850,000	14,852,558
	S&P Global, Inc. (Guaranty: Standard & Poor’s Financial Services, LLC),
	3.30% due 8/14/2020	2,450,000	2,454,826
	4.00% due 6/15/2025	8,000,000	8,145,953
	Total System Services, Inc.,
	3.80% due 4/1/2021	3,000,000	2,999,403
	4.00% due 6/1/2023	14,665,000	14,641,233
	Western Union Co.,
	3.35% due 5/22/2019	11,350,000	11,344,780
[b]	3.453% (LIBOR 3 Month + 0.80%) due 5/22/2019	5,410,000	5,408,205
	Interactive Media & Services — 0.1%
[a]	Baidu, Inc. 4.375% due 5/14/2024	6,176,000	6,226,804
	Software — 0.9%
	Autodesk, Inc., 3.125% due 6/15/2020	1,945,000	1,937,351
	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	8,000,000	8,080,069
	CA, Inc., 3.60% due 8/1/2020 - 8/15/2022	16,905,000	16,811,280
	CDK Global, Inc., 3.80% due 10/15/2019	5,000,000	4,975,000
	Dun & Bradstreet, Inc., 4.25% due 6/15/2020	7,175,000	7,242,302
	VMware, Inc., 2.30% due 8/21/2020	7,925,000	7,762,203
			117,856,810
	Technology Hardware & Equipment — 2.0%
	Communications Equipment — 1.1%
	Juniper Networks, Inc.,
	3.125% due 2/26/2019	10,000,000	9,997,093
	3.30% due 6/15/2020	4,825,000	4,806,943

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Motorola Solutions, Inc., 4.60% due 2/23/2028	$ 24,340,000	$ 23,799,317
[a]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	21,215,000	20,867,391
	Electronic Equipment, Instruments & Components — 0.5%
	Ingram Micro, Inc., 5.45% due 12/15/2024	5,596,000	5,442,652
	Tech Data Corp., 4.95% due 2/15/2027	6,000,000	5,631,978
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	17,140,541
	Office Electronics — 0.1%
	Lexmark International, Inc., 7.125% due 3/15/2020	5,375,000	4,407,500
	Technology Hardware, Storage & Peripherals — 0.3%
[b]	Apple, Inc., 3.497% (LIBOR 3 Month + 0.82%) due 2/22/2019	4,950,000	4,955,044
	Hewlett Packard Enterprise Co., 3.50% due 10/5/2021	9,701,000	9,727,712
			106,776,171
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.
	3.40% due 5/15/2025	4,500,000	4,237,438
	7.85% due 1/15/2022	3,000,000	3,335,435
	AT&T, Inc.,
[b]	3.733% (LIBOR 3 Month + 0.93%) due 6/30/2020	4,950,000	4,945,506
	4.45% due 4/1/2024	5,000,000	5,082,965
[a,f]	Deutsche Telekom International Finance B.V., 4.375% due 6/21/2028	21,000,000	20,676,914
	Qwest Corp., 6.75% due 12/1/2021	3,000,000	3,067,360
	Wireless Telecommunication Services — 0.2%
[a]	Vodafone Group plc, 4.125% due 5/30/2025	8,960,000	8,851,500
			50,197,118
	Transportation — 0.9%
	Air Freight & Logistics — 0.3%
	TTX Co.,
[f]	2.25% due 2/1/2019	5,000,000	4,994,508
[f]	4.15% due 1/15/2024	6,000,000	6,042,989
[f]	5.453% due 1/2/2022	2,422,359	2,468,239
	Airlines — 0.2%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95% due 7/15/2024	4,985,995	5,061,034
	Northwest Airlines Pass Through Trust, Series 2007-1 Class A, 7.027% due 5/1/2021	3,354,714	3,446,768
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25% due 10/22/2024	3,875,256	4,093,432
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	1,022,000	1,013,994
	Hotels, Restaurants & Leisure — 0.1%
[a,f]	Sands China Ltd., 5.125% due 8/8/2025	3,000,000	2,970,750
	Road & Rail — 0.3%
[f]	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 4.125% due 8/1/2023	15,000,000	14,973,503
			45,065,217
	Utilities — 7.3%
	Electric Utilities — 6.3%
[f]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	11,865,000	11,938,191
	Appalachian Power Co., 3.40% due 6/1/2025	7,000,000	6,854,342
	Avangrid, Inc., 3.15% due 12/1/2024	8,870,000	8,559,464
	CenterPoint Energy, Inc. 3.60% due 11/1/2021	8,901,000	8,919,602
[b]	Consolidated Edison Co. of New York, Inc., Series C, 3.222% (LIBOR 3 Month + 0.40%) due 6/25/2021	19,496,000	19,303,906
	Duke Energy Florida Project Finance, LLC, Series 2018, 1.196% due 3/1/2022	8,124,205	8,035,962
	Edison International, 2.40% due 9/15/2022	4,900,000	4,620,621
	Electricite de France S.A.,
[a,f]	2.15% due 1/22/2019	4,900,000	4,897,097
[a,f]	4.60% due 1/27/2020	5,955,000	6,041,682
[a,f]	Enel Finance International N.V., 4.625% due 9/14/2025	25,000,000	23,986,964
	Entergy Louisiana, LLC, 4.80% due 5/1/2021	4,300,000	4,403,182
	Entergy Mississippi, Inc., 3.25% due 12/1/2027	9,502,000	9,080,938
	Entergy Texas, Inc.,
	3.45% due 12/1/2027	12,000,000	11,499,839
	7.125% due 2/1/2019	2,000,000	2,005,524
	Exelon Corp., 2.85% due 6/15/2020	2,950,000	2,926,624

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Interstate Power & Light Co., 4.10% due 9/26/2028	$ 8,000,000	$ 8,175,244
[f]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	15,000,000	15,107,748
[a,f]	Korea East-West Power Co. Ltd., 3.875% due 7/19/2023	7,000,000	7,082,285
[f]	Midland Cogeneration Venture L.P., 6.00% due 3/15/2025	5,119,232	5,074,301
[b]	Mississippi Power Co., 3.472% (LIBOR 3 Month + 0.65%) due 3/27/2020	7,971,000	7,957,516
[f]	Monongahela Power Co., 4.10% due 4/15/2024	12,500,000	12,891,213
	NextEra Energy Capital Holdings, Inc., 3.342% due 9/1/2020	9,742,000	9,761,328
[f]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	10,000,000	10,088,574
	Northern States Power Co., 3.30% due 6/15/2024	10,000,000	9,946,632
	PNM Resources, Inc., 3.25% due 3/9/2021	7,784,000	7,721,358
	Public Service Co. of New Mexico, 5.35% due 10/1/2021	3,000,000	3,131,332
[f]	Rochester Gas & Electric Corp., 5.90% due 7/15/2019	11,732,000	11,905,062
	SCANA Corp., 4.125% due 2/1/2022	2,000,000	2,000,643
[b]	Sempra Energy, 2.686% (LIBOR 3 Month + 0.25%) due 7/15/2019	16,800,000	16,750,482
	South Carolina Electric & Gas Co., 3.50% due 8/15/2021	3,477,000	3,486,761
	Southern Co., 3.25% due 7/1/2026	8,075,000	7,564,286
	Southern Power Co., Series 15B, 2.375% due 6/1/2020	9,793,000	9,658,780
[a,f]	State Grid Overseas Investment (2014) Ltd. (Guaranty: State Grid Corp. of China), 2.75% due 5/7/2019	14,800,000	14,784,807
[a,f]	State Grid Overseas Investment 2016 Ltd. (Guaranty: State Grid Corp. of China), 2.25% due 5/4/2020	10,000,000	9,868,560
	Toledo Edison Co., 7.25% due 5/1/2020	167,000	175,424
[a,f]	Transelec S.A., 4.25% due 1/14/2025	6,000,000	5,803,500
	UIL Holdings Corp., 4.625% due 10/1/2020	13,110,000	13,424,072
	WEC Energy Group, Inc., 3.375% due 6/15/2021	4,660,000	4,657,075
	Gas Utilities — 1.0%
	Dominion Energy Gas Holdings, LLC, 2.80% due 11/15/2020	5,000,000	4,925,793
	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	3,900,000	3,871,122
[f]	SEMCO Energy, Inc., 5.15% due 4/21/2020	3,000,000	3,070,579
	Southern Co. Gas Capital Corp., 3.50% due 9/15/2021	9,925,000	9,917,021
	Spire, Inc., 2.55% due 8/15/2019	2,350,000	2,334,723
	WGL Holdings, Inc.,
[b]	3.106% (LIBOR 3 Month + 0.40%) due 11/29/2019	13,883,000	13,878,788
[b]	3.326% (LIBOR 3 Month + 0.55%) due 3/12/2020	12,318,000	12,239,466
			380,328,413
	Total Corporate Bonds (Cost $2,550,076,308)		2,522,927,151
	Municipal Bonds — 2.4%
	Anaheim Public Financing Authority (Insured NATL), Series B, 5.486% due 9/1/2020	2,040,000	2,057,422
	Brentwood Infrastructure Financing Authority, Series A, 6.16% due 10/1/2019	730,000	747,155
	California Health Facilities Financing Authority, 6.76% due 2/1/2019	2,015,000	2,020,461
	California School Finance Authority (LOC City National Bank), 5.041% due 7/1/2020	4,000,000	4,115,800
	Camden County Improvement Authority, 5.62% due 7/1/2019	3,025,000	3,048,958
	Colorado Educational & Cultural Facilities Authority,
	Series B,
	2.244% due 3/1/2021	450,000	442,958
	2.474% due 3/1/2022	600,000	591,792
	2.691% due 3/1/2023	580,000	571,497
	Connecticut Housing Finance Authority, Series D, 5.071% due 11/15/2019	560,000	565,925
	Denver City & County School District No. 1 COP, Series B, 2.018% due 12/15/2019	3,000,000	2,978,880
	Fort Collins Electric Utility Enterprise Revenue, Series B-QUALIFIED ENERGY, 4.92% due 12/1/2020 (ETM)	2,250,000	2,316,398
	JobsOhio Beverage System, Series B, 2.217% due 1/1/2019	11,245,000	11,245,000
	Kentucky Asset Liability Commission, 2.099% due 4/1/2019	3,000,000	2,994,900
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020	3,350,000	3,486,311
	Municipal Improvement Corp. of Los Angeles (Build America-BDS-Recovery Zone), Series B, 6.165% due 11/1/2020	11,885,000	12,378,346
	New York City Transitional Finance Authority Future Tax Secured Revenue (Build America Bonds), 4.075% due 11/1/2020	2,500,000	2,538,525
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	29,675,000	29,475,584
[l]	Oklahoma Development Finance Authority, 8.00% due 5/1/2020	1,930,000	1,944,591
	Orleans Parish Parishwide School District (Insured AGM) GO, Series B, 4.40% due 2/1/2021	10,000,000	10,287,200
	Redlands Redevelopment Agency Successor Agency (Insured AMBAC), Series A, 5.818% due 8/1/2022 (ETM)	1,050,000	1,117,074
	Rutgers The State University of New Jersey,
	Series K,
	2.342% due 5/1/2019	3,485,000	3,476,462
	3.028% due 5/1/2021	1,500,000	1,492,395
	San Bernardino County Redevelopment Agency Successor Agency, Series A, 7.135% due 9/1/2020	560,000	583,234
	San Francisco City & County Redevelopment Financing Authority ETM, 8.00% due 8/1/2019	2,650,000	2,734,349

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	San Francisco City & County Redevelopment Financing Authority, 8.00% due 8/1/2019	$ 270,000	$ 277,660
	State of Connecticut GO,
	Series A
	3.471% due 9/15/2022	4,695,000	4,734,250
	4.00% due 9/15/2021	3,980,000	4,083,798
	Tampa-Hillsborough County Expressway Authority,
	Series C,
	2.49% due 7/1/2019	2,500,000	2,491,025
	2.84% due 7/1/2020	1,750,000	1,739,238
	Wallenpaupack Area School District GO,
	Series B,
	3.80% due 9/1/2019	3,000,000	3,016,500
	4.00% due 9/1/2020	2,750,000	2,801,920
	Total Municipal Bonds (Cost $121,153,671)		122,355,608
	Short-Term Investments — 8.3%
	Bank of New York Tri-Party Repurchase Agreement 2.59% dated 12/31/2018 due 01/02/2019, repurchase price $140,020,144 collateralized by 66 corporate debt securities, having an average coupon of 3.74%, a minimum credit rating of BBB-, maturity dates from 01/07/2019 to 01/15/2049, and having an aggregate market value of $150,700,676 at 12/31/2018	140,000,000	140,000,000
	Federal Home Loan Bank Discount Notes
	2.05% due 1/3/2019	50,000,000	49,994,306
	2.12% due 1/4/2019	14,000,000	13,997,527
	Federal National Mtg Assoc Discount Notes, 2.32% due 1/2/2019	42,300,000	42,297,274
[f]	Intercontinental Exchange, Inc. 2.45% due 1/2/2019	8,500,000	8,499,422
[f]	Intercontinental Exchange, Inc., 2.46% due 1/2/2019	3,000,000	2,999,795
[f]	Kentucky Utilities Co., 2.942% due 1/3/2019	5,000,000	4,999,194
	Louisville Gas & Electric Co.,
[f]	2.50% due 1/2/2019	8,000,000	7,999,444
[f]	2.70% due 1/2/2019	7,000,000	6,999,475
[f]	San Diego Gas & Electric Co. 2.58% due 1/2/2019	5,000,000	4,999,642
[f]	Siemens Capital Co., LLC, 2.35% due 1/2/2019	23,000,000	22,998,499
[f]	Southern California Gas Co., 2.45% due 1/2/2019	13,000,000	12,999,115
	United States Treasury Bill
	1.644% due 1/3/2019	50,000,000	49,995,433
	2.10% due 1/3/2019	49,352,000	49,346,242
	2.241% due 1/2/2019	8,910,000	8,909,445
	Total Short-Term Investments (Cost $427,034,813)		427,034,813
	Total Investments — 99.4% (Cost $5,180,301,094)		$5,151,034,872
	Other Assets Less Liabilities — 0.6%		33,461,558
	Net Assets — 100.0%		$5,184,496,430

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and illiquid. As of December 31, 2018, the aggregate value of these securities in the Fund’s portfolio was $8,465,650, representing 0.16% of the Fund’s net assets. Additional information is as follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bermuda Government International Bond, 4.138%, 1/03/2023	6/26/2012	$ 4,000,000	$ 4,055,000	0.1%
Northwind Holdings, LLC, 3.518%, 12/01/2037	1/29/2010	1,081,317	1,193,150	0.0
U.S. Department of Transportation, 6.001%, 12/07/2031	12/16/2011	3,166,032	3,217,500	0.1

d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2018.
f	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2018, the aggregate value of these securities in the Fund’s portfolio was $1,746,867,562, representing 33.69% of the Fund’s net assets.
g	Variable rate coupon, rate in effect at December 31, 2018.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

h	Interest only security.
i	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
j	Bond in default.
k	Non-income producing.
l	Illiquid Security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CHL	Denominated in Chilean Peso
CMO	Collateralized Mortgage Obligation
COP	Certificates of Participation
ETM	Escrowed to Maturity
FDIC	Federal Deposit Insurance Corporation
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
IO	Interest Only Security
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$ 540,532,137	$ 540,532,137	$ —	$ —
U.S. Government Agencies	50,106,665	—	46,889,165	3,217,500
Other Government	48,578,052	—	48,578,052	—
Mortgage Backed	481,200,534	—	481,200,534	—
Asset Backed Securities	1,064,589,019	—	1,044,219,577	20,369,442
Corporate Bonds	2,522,927,151	—	2,522,927,151	—
Municipal Bonds	122,355,608	—	122,355,608	—
Commercial Paper	180,745,706	—	180,745,706	—
Repurchase Agreement	140,000,000	—	140,000,000	—
Total Investments in Securities	$ 5,151,034,872	$ 540,532,137	$ 4,586,915,793	$ 23,586,942(a)

(a)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments for the period ended at December 31, 2018.

	FAIR VALUE AT December 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
U.S. Government Agencies	$ 3,217,500	Market comparable securities yield method	Yields of comparable securities	3.42%/(N/A)
Asset-Backed Securities	20,369,442	Discounted cash flows	Third party vendor discounted cash flows	3.4%-5.4%/(3.7%)
Total	$23,586,942
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Level 1 and Level 2 for the period ended December 31, 2018.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2018 is as follows:
	U.S.GOVERNMENT AGENCIES	ASSET BACKED SECURITIES	TOTAL (a)
Beginning Balance 9/30/2018	$ 3,221,250	$ 26,357,393	$ 29,578,643
Accrued Discounts (Premiums)	(2,224)	2,067	(157)
Net Realized Gain (Loss)	–	15,643	15,643
Gross Purchases	–	17,299,318	17,299,318
Gross Sales	–	(7,040,719)	(7,040,719)
Net Change in Unrealized Appreciation (Depreciation)	(1,526)	(24,903)	(26,429)
Transfers into Level 3(b)	–	–	–
Transfers out of Level 3(b)	–	(16,239,357)	(16,239,357)
Ending Balance 12/31/2018	$ 3,217,500	$ 20,369,442	$ 23,586,942

(a)	Level 3 investments represent 0.45% of total net assets at the period ended December 31, 2018. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.
(b)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

SCHEDULE OF INVESTMENTS
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 15.4%
	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2019 - 4/15/2022	$ 959,676	$ 936,751
	United States Treasury Notes,
	1.25% due 8/31/2019 - 10/31/2019	1,800,000	1,780,670
	1.375% due 3/31/2020 - 1/31/2021	1,202,000	1,179,414
	1.625% due 10/15/2020 - 11/30/2020	200,000	196,789
	2.00% due 1/15/2021	146,000	144,544
	2.375% due 4/30/2020 - 12/31/2020	988,000	985,599
	Total U.S. Treasury Securities (Cost $5,243,616)		5,223,767
	U.S. Government Agencies — 1.0%
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	40,000	39,050
[a,b]	2.786% (LIBOR 3 Month + 0.35%) due 4/15/2025	65,000	65,220
[a]	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States), 1.87% due 1/15/2026	98,684	95,531
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 3.252% (LIBOR 3 Month + 0.43%) due 6/26/2024	122,644	123,034
	Total U.S. Government Agencies (Cost $325,332)		322,835
	Other Government — 0.1%
[a,b,c]	Seven & Seven Ltd. (Guaranty: Export-Import Bank of Korea), 3.542% (LIBOR 6 Month + 1.00%) due 9/11/2019	40,000	39,789
	Total Other Government (Cost $39,886)		39,789
	Mortgage Backed — 5.6%
	Federal Home Loan Mtg Corp., Pool G15523, 2.50% due 8/1/2025	94,829	93,540
	Federal Home Loan Mtg Corp., CMO, Series K716 Class A1, 2.413% due 1/25/2021	41,280	40,990
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Series K030 Class A1, 2.779% due 9/25/2022	74,433	74,210
	Series K036 Class A1, 2.777% due 4/25/2023	152,291	151,870
	Series K710 Class A2, 1.883% due 5/25/2019	252,124	251,220
	Series K717 Class A2, 2.991% due 9/25/2021	100,000	100,052
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer,
[d]	Series 2017-3 Class HA, 2.75% due 7/25/2056	65,485	65,282
[d]	Series 2018-1 Class HA, 2.25% due 5/25/2057	45,958	44,935
[e]	Series 2018-2 Class HA, 3.00% due 11/25/2057	185,605	184,013
	Series 2018-3 Class HA, 3.00% due 8/25/2057	95,323	93,935
	Federal Home Loan Mtg Corp., Whole Loan Securities, Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	34,567	34,497
	Federal National Mtg Assoc.,
	Pool AS3705, 2.50% due 11/1/2024	56,605	56,262
	Pool AS8538, 2.50% due 12/1/2026	208,209	206,493
	Pool MA3557, 4.00% due 1/1/2029	200,000	205,430
	Seasoned Credit Risk Transfer Trust Series CMO, Series 2018-4 Class HA, 3.00% due 3/25/2058	296,111	289,140
	Total Mortgage Backed (Cost $1,898,195)		1,891,869
	Asset Backed Securities — 21.1%
	Advance Receivables — 0.7%
[c]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575% due 10/15/2049	50,000	49,688
[c]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2018-T1 3.62% due 10/17/2050	200,000	200,822
			250,510
	Asset-Backed - Finance & Insurance — 1.7%
	Barclays Dryrock Issuance Trust, Series 2016-1 Class A, 1.52% due 5/16/2022	135,000	133,956
[c]	MMAF Equipment Finance, LLC 1.93% due 7/16/2021	151,395	150,827
[c]	PFS Financing Corp. Series 2018-F 3.52% due 10/16/2023	100,000	100,995
[c]	Upgrade Receivables Trust Series 2018-1A 3.76% due 11/15/2024	181,470	181,472
			567,250
	Auto Receivables — 3.0%
[c]	American Credit Acceptance Receivables Trust, Series 2018-3 Class B, 3.49% due 6/13/2022	125,000	125,185
[c]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	49,337	49,233
[c]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71% due 5/15/2023	35,454	35,248
[c]	Drive Auto Receivables Trust Series 2016-BA 3.19% due 7/15/2022	103,270	103,258
	Ford Credit Auto Lease Trust, Series 2017-B Class A2A, 1.80% due 6/15/2020	40,019	39,914

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[c]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	$ 25,551	$ 25,500
[c]	GLS Auto Receivables Trust Series 2018-3A 3.35% due 8/15/2022	92,126	92,145
[c]	GLS Auto Receivables Trust, Series 2018-2A Class A, 3.25% due 4/18/2022	35,748	35,675
	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	49,279	49,102
[b,c]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1, 3.487% (LIBOR 1 Month + 1.10%) due 4/10/2030	71,338	71,379
[c]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	55,742	55,620
[c]	Skopos Auto Receivables Trust, Series 2018-1A Class A, 3.19% due 9/15/2021	67,471	67,417
[c]	Tesla Auto Lease Trust, Series B, 3.71% due 8/20/2021	150,000	150,524
[c]	Veros Automobile Receivables Trust Series 2018-1 3.63% due 5/15/2023	129,185	129,232
			1,029,432
	Commercial MTG Trust — 0.9%
[c]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	77,786	77,684
	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	70,535	69,587
[c,e]	Credit Suisse Mortgage Trust, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	139,032	136,083
[b,c]	DBUBS Mortgage Trust, CMO, Series 2011-LC2A Class A1FL, 3.771% (LIBOR 1 Month + 1.35%) due 7/12/2044	22,853	22,943
			306,297
	Commercial Services — 0.6%
[a,b,c]	Korea Expressway Corp., 3.169% (LIBOR 3 Month + 0.70%) due 4/20/2020	200,000	200,384
			200,384
	Other Asset Backed — 8.7%
[c]	Avant Loans Funding Trust, Series 2018-A Class A, 3.09% due 6/15/2021	74,430	74,310
[c]	AXIS Equipment Finance Receivables VI, LLC Series 2018-2A 3.89% due 7/20/2022	150,000	150,959
[c,e]	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	130,331	128,336
[c]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	98,157	97,884
[c]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	62,264	61,460
[c]	CLI Funding, LLC, Series 2014-1A Class A, 3.29% due 6/18/2029	52,997	52,101
	Consumer Loan Underlying Bond Credit Trust,
[c]	Series 2017-NP2 Class A, 2.55% due 1/16/2024	1,110	1,110
[c]	Series 2017-P1 Class A, 2.42% due 9/15/2023	16,098	16,061
[c]	Series 2018-P2 Class A, 3.47% due 10/15/2025	89,305	88,996
[c]	Series A, 3.82% due 1/15/2026	100,000	99,923
	Dell Equipment Finance Trust,
[c]	Series 2017-2 Class A2A, 1.97% due 2/24/2020	42,239	42,112
[c]	Series 2018-1 Class A2A, 2.97% due 10/22/2020	100,000	99,980
[c]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70% due 1/21/2031	86,918	87,629
[c]	Engs Commercial Finance Trust, Series 2018-1A Class A1, 2.97% due 2/22/2021	122,480	122,259
[c]	Foundation Finance Trust, Series 2017-1A Class A, 3.30% due 7/15/2033	62,543	62,158
[c,e]	Homeward Opportunities Fund I Trust, Series 2018-1 Class A1, 3.766% due 6/25/2048	88,304	88,553
	Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2014-ELL Class A1, 1.66% due 2/1/2022	24,314	24,212
	MVW Owner Trust, 2.15% due 4/22/2030	15,985	15,805
	Nationstar HECM Loan Trust,
[c,e]	Series 2017-2A Class A1, 2.038% due 9/25/2027	94,762	94,466
[c,e]	Series 2018-2A Class A, 3.188% due 7/25/2028	67,588	67,566
[c]	Ocwen Master Advance Receivables Trust, Series 2018-T1 Class AT1, 3.301% due 8/15/2049	100,000	99,945
[c]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	25,766	25,835
[b,c]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 3.056% (LIBOR 1 Month + 0.55%) due 5/25/2057	32,395	32,429
[c]	PFS Financing Corp., Series 2018-B Class A, 2.89% due 2/15/2023	100,000	99,170
[c]	Prosper Marketplace Issuance Trust, Series 2017-3A Class A, 2.36% due 11/15/2023	21,721	21,660
	PSNH Funding, LLC 3 Series 2018-1 Class A1, 3.094% due 2/1/2026	100,000	100,609
[c]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34% due 8/15/2022	100,000	99,692
[c,d]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	100,000	99,410
[c]	SCF Equipment Leasing, LLC, Series 2018-1A Class A2, 3.63% due 10/20/2024	100,000	99,940
	Sierra Receivables Funding Co., LLC,
[c]	Series 2015-1A Class A, 2.40% due 3/22/2032	45,521	44,961
[c]	Series 2015-3A Class A, 2.58% due 9/20/2032	19,675	19,477
	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	18,400	18,883
	Small Business Administration, Series 2009-20E Class 1, 4.43% due 5/1/2029	61,419	63,137
	Social Professional Loan Program, LLC,
[b,c]	Series 2014-A Class A1, 4.106% (LIBOR 1 Month + 1.60%) due 6/25/2025	26,317	26,425
[c]	Series 2014-B Class A2, 2.55% due 8/27/2029	13,744	13,544
[c]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	61,654	61,520

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Towd Point Mortgage Trust,
[c,e]	Series 2016-5 Class A1, 2.50% due 10/25/2056	$ 64,498	$ 62,873
[c,e]	Series 2018-2 Class A1, 3.25% due 3/25/2058	91,624	90,073
[c,e]	Series 2018-6 3.75% due 3/25/2058	291,847	292,461
[b,c]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A, 2.955% (LIBOR 1 Month + 0.50%) due 11/15/2022	100,000	100,210
			2,948,134
	Residential MTG Trust — 3.5%
	Angel Oak Mortgage Trust, LLC,
[c,e]	Series 2017-1 Class A2, 3.085% due 1/25/2047	24,921	24,603
[c,e]	Series 2017-3 Class A1, 2.708% due 11/25/2047	27,101	26,731
[c,e]	Series 2018-1 Class A1, 3.258% due 4/27/2048	53,794	53,676
[c,e]	Series 2018-2 Class A1, 3.674% due 7/27/2048	90,016	90,295
[c,e]	Arroyo Mortgage Trust, Series 2018-1 Class A1, 3.763% due 4/25/2048	88,135	88,987
	Finance of America Structured Securities Trust,
[c,e]	Series 2017-HB1 Class A, 2.321% due 11/25/2027	33,200	33,124
[c,e,f]	Series 2018-HB1 3.375% due 9/25/2028	72,746	72,601
[c,e]	Flagstar Mortgage Trust, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	81,028	80,160
	JPMorgan Mortgage Trust,
[c,e]	Series 2017-2 Class A6, 3.00% due 5/25/2047	39,689	38,652
[c,e]	Series 2017-6 Class A5, 3.50% due 12/25/2048	88,259	87,146
[c,e]	New Residential Mortgage Loan Trust CMO, Series 2018-NQM1 3.986% due 11/25/2048	96,939	98,904
	New Residential Mortgage Loan Trust,
[c,e]	Series 2017-2A Class A3, 4.00% due 3/25/2057	65,057	65,890
[b,c]	Series 2017-5A Class A1, 4.006% (LIBOR 1 Month + 1.50%) due 6/25/2057	64,888	65,786
[c,e]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	93,241	92,835
[c,e]	Verus Securitization Trust CMO, Series 2018-3 4.108% due 10/25/2058	97,222	98,111
[c,e]	Verus Securitization Trust, Series 2018-2 Class A1, 3.677% due 6/1/2058	86,773	87,149
[c,e]	WinWater Mortgage Loan Trust, Series 2014-3 Class A7, 3.00% due 11/20/2044	89,142	88,828
			1,193,478
	Student Loan — 2.0%
[c]	Navient Student Loan Trust Series 2018-EA 3.43% due 12/15/2059	200,000	200,195
[b,c]	Navient Student Loan Trust, Series 2016-6A Class A2, 3.256% (LIBOR 1 Month + 0.75%) due 3/25/2066	100,000	100,756
[b,c]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 4.256% (LIBOR 1 Month + 1.75%) due 12/26/2040	67,577	67,365
	SLM Student Loan Trust,
[b,c]	Series 2011-A Class A3, 4.955% (LIBOR 1 Month + 2.50%) due 1/15/2043	97,353	98,716
[b]	Series 2013-4 Class A, 3.056% (LIBOR 1 Month + 0.55%) due 6/25/2043	41,885	41,701
[b,c]	Series 2013-B Class A2B, 3.555% (LIBOR 1 Month + 1.10%) due 6/17/2030	71,684	71,852
[c]	Sofi Professional Loan Program, LLC, Series 2016-B Class A2B, 2.74% due 10/25/2032	90,412	89,288
			669,873
	Total Asset Backed Securities (Cost $7,178,737)		7,165,358
	Corporate Bonds — 45.7%
	Automobiles & Components — 1.7%
	Automobiles — 1.7%
[c]	BMW US Capital, LLC, 3.25% due 8/14/2020	100,000	99,965
[c]	Daimler Finance North America, LLC 3.75% due 11/5/2021	175,000	175,597
[c]	Harley-Davidson Financial Services, Inc. 2.40% due 6/15/2020	144,000	141,357
[b,c]	Hyundai Capital America, 3.348% (LIBOR 3 Month + 0.94%) due 7/8/2021	70,000	69,795
[b]	Toyota Motor Credit Corp., 3.018% (LIBOR 3 Month + 0.40%) due 2/13/2020	100,000	99,633
			586,347
	Banks — 4.3%
	Banks — 4.3%
[a,b,c]	ABN AMRO Bank N.V., 3.261% (LIBOR 3 Month + 0.57%) due 8/27/2021	200,000	198,854
	Fifth Third Bank, 2.30% due 3/15/2019	200,000	199,750
[a]	Lloyds Bank plc 3.30% due 5/7/2021	200,000	199,393
[a,c]	Mizuho Bank Ltd. 2.70% due 10/20/2020	200,000	197,869
	Santander Holdings USA, Inc. 4.45% due 12/3/2021	40,000	40,693
	Santander Holdings USA, Inc., 3.40% due 1/18/2023	43,000	41,265
[a,b]	Santander UK plc, 4.258% (LIBOR 3 Month + 1.48%) due 3/14/2019	100,000	100,182
[b]	SunTrust Bank 3.525% (LIBOR 3 Month + 0.50%) due 10/26/2021	225,000	225,269
[a]	Svenska Handelsbanken AB 3.90% due 11/20/2023	250,000	252,280

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
			1,455,555
	Capital Goods — 0.9%
	Aerospace & Defense — 0.3%
[b]	General Dynamics Corp., 2.998% (LIBOR 3 Month + 0.38%) due 5/11/2021	$ 100,000	$ 99,662
	Machinery — 0.6%
[a]	Nvent Finance Sarl, 3.95% due 4/15/2023	110,000	109,213
[b]	Wabtec Corp., 3.838% (LIBOR 3 Month + 1.05%) due 9/15/2021	100,000	100,016
			308,891
	Commercial & Professional Services — 0.9%
	Commercial Services & Supplies — 0.3%
	Cintas Corp. No. 2, 2.90% due 4/1/2022	100,000	98,365
	Leisure Products — 0.3%
	Mattel, Inc., 2.35% due 8/15/2021	125,000	110,625
	Professional Services — 0.3%
	Verisk Analytics, Inc. 5.80% due 5/1/2021	100,000	105,125
			314,115
	Consumer Durables & Apparel — 0.4%
	Household Durables — 0.4%
	Tupperware Brands Corp. (Guaranty: Dart Industries, Inc.), 4.75% due 6/1/2021	125,000	128,062
			128,062
	Diversified Financials — 7.0%
	Capital Markets — 1.1%
	CBOE Holdings, Inc., 1.95% due 6/28/2019	100,000	99,479
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	36,125	35,691
[c]	GTP Acquisition Partners I, LLC (Guaranty: American Tower Holding Sub II, LLC), 2.35% due 6/15/2045	100,000	98,390
	Legg Mason, Inc., 2.70% due 7/15/2019	100,000	99,721
	TPG Specialty Lending, Inc., 4.50% due 1/22/2023	40,000	40,008
	Consumer Finance — 0.7%
	Wells Fargo Bank NA 3.625% due 10/22/2021	250,000	251,479
	Diversified Financial Services — 5.2%
	American Express Co. 3.70% due 11/5/2021	173,000	174,554
[b]	Bank of America Corp., 3.476% (LIBOR 3 Month + 1.04%) due 1/15/2019	100,000	100,022
	Bank of New York Mellon Corp., 2.05% due 5/3/2021	154,000	150,308
[a,b]	Barclays plc 4.61% (LIBOR 3 Month + 1.40%) due 2/15/2023	200,000	198,312
	Citigroup, Inc., 2.65% due 10/26/2020	100,000	98,671
[a,b]	Deutsche Bank AG, 3.921% (LIBOR 3 Month + 1.23%) due 2/27/2023	100,000	92,335
[b]	Goldman Sachs Group, Inc., 3.988% (LIBOR 3 Month + 1.20%) due 9/15/2020	100,000	100,469
[b]	JPMorgan Chase & Co. 3.317% (LIBOR 3 Month + 0.55%) due 3/9/2021	42,000	41,798
[b]	JPMorgan Chase & Co., 3.714% (LIBOR 3 Month + 1.21%) due 10/29/2020	125,000	126,173
[a,b]	Mitsubishi UFJ Financial Group, Inc., 4.618% (LIBOR 3 Month + 1.88%) due 3/1/2021	200,000	204,863
	Morgan Stanley,
	2.80% due 6/16/2020	50,000	49,675
[b]	3.649% (LIBOR 3 Month + 1.14%) due 1/27/2020	75,000	75,308
[b]	State Street Corp., 3.54% (LIBOR 3 Month + 0.90%) due 8/18/2020	100,000	100,456
	Synchrony Financial, 3.00% due 8/15/2019	50,000	49,670
[a,b,c]	UBS Group Funding Switzerland AG 4.216% (LIBOR 3 Month + 1.78%) due 4/14/2021	200,000	203,207
			2,390,589
	Energy — 2.4%
	Oil, Gas & Consumable Fuels — 2.4%
[a]	BP Capital Markets plc 3.062% due 3/17/2022	110,000	108,999
	EQT Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	60,000	59,871
[b]	Exxon Mobil Corp., 3.518% (LIBOR 3 Month + 0.78%) due 3/1/2019	75,000	75,080
	Gulf South Pipeline Co. L.P., 4.00% due 6/15/2022	160,000	158,545
[a]	Petroleos Mexicanos 4.875% due 1/24/2022	150,000	146,025
[a,c]	Sinopec Group Overseas Development 2018 Ltd., 3.75% due 9/12/2023	200,000	199,560
[c]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	62,000	62,652
			810,732
	Food & Staples Retailing — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Food & Staples Retailing — 0.3%
[a,c]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	$ 100,000	$ 96,498
			96,498
	Food, Beverage & Tobacco — 3.4%
	Beverages — 0.6%
	Molson Coors Brewing Co., 2.10% due 7/15/2021	150,000	144,623
[b]	PepsiCo, Inc., 2.938% (LIBOR 3 Month + 0.53%) due 10/6/2021	75,000	75,171
	Food Products — 1.9%
	Conagra Brands, Inc. 3.80% due 10/22/2021	92,000	92,032
[b]	Conagra Brands, Inc., 2.908% (LIBOR 3 Month + 0.50%) due 10/9/2020	100,000	98,879
[b]	General Mills, Inc., 3.459% (LIBOR 3 Month + 1.01%) due 10/17/2023	100,000	97,677
	JM Smucker Co., 2.50% due 3/15/2020	50,000	49,507
[b]	Kraft Heinz Foods Co. (Guaranty: Kraft Heinz Co.), 3.021% (LIBOR 3 Month + 0.42%) due 8/9/2019	50,000	49,872
	Kraft Heinz Foods Co., 4.00% due 6/15/2023	50,000	49,869
	Mead Johnson Nutrition Co. (Guaranty: Reckitt Benckiser Group plc), 3.00% due 11/15/2020	100,000	99,707
[b]	Tyson Foods, Inc., 3.288% (LIBOR 3 Month + 0.55%) due 6/2/2020	100,000	99,454
	Tobacco — 0.9%
	Altria Group, Inc. (Guaranty: Philip Morris USA, Inc.), 2.625% due 1/14/2020	200,000	198,170
[b]	BAT Capital Corp. 3.204% (LIBOR 3 Month + 0.59%) due 8/14/2020	100,000	99,015
			1,153,976
	Healthcare Equipment & Services — 1.3%
	Health Care Providers & Services — 1.3%
	Anthem, Inc., 2.50% due 11/21/2020	75,000	73,970
[b]	CVS Health Corp., 3.397% (LIBOR 3 Month + 0.63%) due 3/9/2020	40,000	39,927
	Express Scripts Holding Co., 2.60% due 11/30/2020	62,000	61,031
[c]	Halfmoon Parent, Inc., 3.40% due 9/17/2021	75,000	74,829
[b,c]	Roche Holdings, Inc. (Guaranty: Roche Holding AG), 3.143% (LIBOR 3 Month + 0.34%) due 9/30/2019	200,000	200,109
			449,866
	Household & Personal Products — 0.2%
	Household Products — 0.2%
	Church & Dwight Co., Inc.,
	2.45% due 8/1/2022	50,000	48,323
	2.875% due 10/1/2022	25,000	24,587
			72,910
	Insurance — 4.7%
	Insurance — 4.7%
	AIG Global Funding,
[c]	1.95% due 10/18/2019	100,000	99,256
[b,c]	3.282% (LIBOR 3 Month + 0.46%) due 6/25/2021	50,000	49,620
[a]	Enstar Group Ltd., 4.50% due 3/10/2022	50,000	50,334
[c]	Guardian Life Global Funding, 3.40% due 4/25/2023	57,000	56,786
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	100,000	102,489
	Jackson National Life Global Funding,
[c]	2.10% due 10/25/2021	100,000	96,499
[b,c]	3.251% (LIBOR 3 Month + 0.48%) due 6/11/2021	100,000	99,375
[c]	MassMutual Global Funding II 2.00% due 4/15/2021	200,000	194,732
[b,c]	Metropolitan Life Global Funding, 3.03% (SOFR + 0.57%) due 9/7/2020	150,000	149,013
[c]	Pricoa Global Funding, 3.45% due 9/1/2023	150,000	150,127
[c]	Principal Life Global Funding II (Guaranty: Principal Financial Group, Inc.), 2.375% due 9/11/2019	50,000	49,678
[b,c]	Protective Life Global Funding, 3.333% (LIBOR 3 Month + 0.52%) due 6/28/2021	150,000	148,816
[c]	Reliance Standard Life Global Funding, 3.85% due 9/19/2023	50,000	50,420
	Reliance Standard Life Insurance Co.,
[c]	2.50% due 4/24/2019	100,000	99,754
[c]	3.05% due 1/20/2021	25,000	24,772
[a]	Willis Towers Watson plc 5.75% due 3/15/2021	170,000	177,787
			1,599,458
	Materials — 0.7%
	Chemicals — 0.7%
[b,c]	Chevron Phillips Chemical Co., LLC, 3.291% (LIBOR 3 Month + 0.75%) due 5/1/2020	100,000	100,203
	DowDuPont, Inc.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	3.766% due 11/15/2020	$ 70,000	$ 70,671
	4.205% due 11/15/2023	70,000	71,550
			242,424
	Media & Entertainment — 0.9%
	Media — 0.9%
	Comcast Corp. 3.45% due 10/1/2021	150,000	151,521
[c]	Cox Communications, Inc. 3.25% due 12/15/2022	160,000	156,306
			307,827
	Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
	Biotechnology — 0.4%
	Celgene Corp.,
	2.75% due 2/15/2023	100,000	95,686
	3.25% due 2/20/2023	44,000	42,964
	Pharmaceuticals — 1.3%
	AbbVie, Inc., 3.75% due 11/14/2023	150,000	149,242
[a]	AstraZeneca plc, 3.50% due 8/17/2023	45,000	44,764
[b,c]	Bayer US Finance II, LLC, 3.452% (LIBOR 3 Month + 0.63%) due 6/25/2021	200,000	197,336
[a]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	44,000	42,547
			572,539
	Real Estate — 0.8%
	Equity Real Estate Investment Trusts — 0.8%
	Alexandria Real Estate Equities, Inc. (Guaranty: Alexandria Real Estate Equities L.P.), 3.90% due 6/15/2023	175,000	176,059
	Crown Castle International Corp., 3.20% due 9/1/2024	115,000	109,101
			285,160
	Retailing — 0.7%
	Internet & Direct Marketing Retail — 0.2%
	Booking Holdings, Inc., 2.75% due 3/15/2023	50,000	47,992
	Multiline Retail — 0.5%
[b]	Dollar Tree, Inc., 3.149% (LIBOR 3 Month + 0.70%) due 4/17/2020	175,000	173,884
			221,876
	Semiconductors & Semiconductor Equipment — 0.4%
	Semiconductors & Semiconductor Equipment — 0.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375% due 1/15/2020	125,000	123,439
			123,439
	Software & Services — 2.2%
	Information Technology Services — 0.9%
	Moody’s Corp., 2.75% due 7/15/2019	140,000	140,024
	S&P Global, Inc. (Guaranty: Standard & Poor’s Financial Services, LLC), 3.30% due 8/14/2020	50,000	50,099
	Total System Services, Inc., 4.00% due 6/1/2023	70,000	69,887
[b]	Western Union Co., 3.453% (LIBOR 3 Month + 0.80%) due 5/22/2019	60,000	59,980
	Interactive Media & Services — 0.6%
[a]	Baidu, Inc. 4.375% due 5/14/2024	200,000	201,645
	Software — 0.7%
	Autodesk, Inc., 3.125% due 6/15/2020	100,000	99,607
	Dun & Bradstreet, Inc., 4.25% due 6/15/2020	75,000	75,703
	VMware, Inc., 2.30% due 8/21/2020	50,000	48,973
			745,918
	Technology Hardware & Equipment — 0.8%
	Communications Equipment — 0.3%
	Juniper Networks, Inc., 3.30% due 6/15/2020	100,000	99,626
	Technology Hardware, Storage & Peripherals — 0.5%
[b]	Apple, Inc., 3.497% (LIBOR 3 Month + 0.82%) due 2/22/2019	50,000	50,051
	Hewlett Packard Enterprise Co., 3.50% due 10/5/2021	132,000	132,363
			282,040
	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	2.45% due 6/30/2020	$ 100,000	$ 98,699
[b]	3.733% (LIBOR 3 Month + 0.93%) due 6/30/2020	50,000	49,955
[a]	Deutsche Telekom International Finance B.V., 6.00% due 7/8/2019	91,000	92,240
	Wireless Telecommunication Services — 0.5%
[a]	Vodafone Group plc 2.50% due 9/26/2022	160,000	153,570
			394,464
	Transportation — 0.3%
	Road & Rail — 0.3%
[c]	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.20% due 7/15/2020	100,000	99,501
			99,501
	Utilities — 8.5%
	Electric Utilities — 7.2%
[c]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	100,000	100,617
	American Electric Power Co., Inc. 2.15% due 11/13/2020	225,000	220,512
	CenterPoint Energy, Inc. 3.60% due 11/1/2021	150,000	150,313
[b]	Consolidated Edison Co. of New York, Inc., Series C, 3.222% (LIBOR 3 Month + 0.40%) due 6/25/2021	100,000	99,015
	Duke Energy Florida Project Finance, LLC, Series 2018, 1.196% due 3/1/2022	91,283	90,292
	Electricite de France S.A.,
[a,c]	2.15% due 1/22/2019	100,000	99,941
[a,c]	4.60% due 1/27/2020	25,000	25,364
[a,c]	Enel Finance International N.V., 4.25% due 9/14/2023	200,000	195,557
	Exelon Corp., 2.85% due 6/15/2020	50,000	49,604
[b]	Mississippi Power Co., 3.472% (LIBOR 3 Month + 0.65%) due 3/27/2020	200,000	199,662
	NextEra Energy Capital Holdings, Inc., 3.342% due 9/1/2020	130,000	130,258
	PNM Resources, Inc., 3.25% due 3/9/2021	100,000	99,195
	Public Service Enterprise Group, 2.65% due 11/15/2022	50,000	48,349
[b]	Sempra Energy, 2.686% (LIBOR 3 Month + 0.25%) due 7/15/2019	110,000	109,676
	South Carolina Electric & Gas Co., 3.50% due 8/15/2021	23,000	23,064
[a,c]	State Grid Overseas Investment (2014) Ltd. (Guaranty: State Grid Corp. of China), 2.75% due 5/7/2019	200,000	199,795
	Tampa Electric Co. 2.60% due 9/15/2022	185,000	179,349
	UIL Holdings Corp., 4.625% due 10/1/2020	225,000	230,390
	Virginia Electric & Power Co. 2.95% due 1/15/2022	100,000	98,911
	WEC Energy Group, Inc., 3.375% due 6/15/2021	100,000	99,937
	Gas Utilities — 1.3%
	Dominion Energy Gas Holdings, LLC, 2.80% due 11/15/2020	225,000	221,661
	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	100,000	99,259
	WGL Holdings, Inc.,
[b]	3.106% (LIBOR 3 Month + 0.40%) due 11/29/2019	50,000	49,985
[b]	3.326% (LIBOR 3 Month + 0.55%) due 3/12/2020	58,000	57,630
			2,878,336
	Total Corporate Bonds (Cost $15,575,438)		15,520,523
	Municipal Bonds — 1.4%
	Colorado Educational & Cultural Facilities Authority,
	Series B,
	2.244% due 3/1/2021	50,000	49,217
	2.474% due 3/1/2022	50,000	49,316
	JobsOhio Beverage System, Series B, 2.217% due 1/1/2019	100,000	100,000
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020	100,000	104,069
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	120,000	119,194
	State of Connecticut GO,
	Series A
	3.471% due 9/15/2022	20,000	20,167
	4.00% due 9/15/2021	20,000	20,522
	Total Municipal Bonds (Cost $465,865)		462,485
	Short-Term Investments — 12.3%
[g]	Thornburg Capital Management Fund	417,736	4,177,355
	Total Short-Term Investments (Cost $4,177,355)		4,177,355
	Total Investments — 102.6% (Cost $34,904,424)		$34,803,981

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Liabilities Net of Other Assets — (2.6)%		(867,643)
Net Assets — 100.0%		$33,936,338

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2018, the aggregate value of these securities in the Fund’s portfolio was $10,910,391, representing 32.15% of the Fund’s net assets.
d	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2018.
e	Variable rate coupon, rate in effect at December 31, 2018.
f	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Low Duration Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$ 5,223,767	$ 5,223,767	$ —	$ —
U.S. Government Agencies	322,835	—	322,835	—
Other Government	39,789	—	39,789	—
Mortgage Backed	1,891,869	—	1,891,869	—
Asset Backed Securities	7,165,358	—	7,092,757	72,601
Corporate Bonds	15,520,523	—	15,520,523	—
Municipal Bonds	462,485	—	462,485	—
Short-Term Investments	4,177,355	4,177,355	—	—
Total Investments in Securities	$ 34,803,981	$ 9,401,122	$ 25,330,258	$ 72,601(a)

(a)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments for the period ended at December 31, 2018.

	FAIR VALUE AT December 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Asset-Backed Securities	$ 72,601	Discounted cash flows	Third party vendor discounted cash flows	3.70%/(N/A)
Total	$72,601
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Level 1 and Level 2 for the period ended December 31, 2018.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2018 is as follows:
	ASSET BACKED SECURITIES	TOTAL (a)
Beginning Balance 9/30/2018	$ 69,650	$ 69,650
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	1	1
Gross Purchases	99,996	99,996
Gross Sales	(27,254)	(27,254)
Net Change in Unrealized Appreciation (Depreciation)	(142)	(142)
Transfers into Level 3(b)	–	–
Transfers out of Level 3(b)	(69,650)	(69,650)
Ending Balance 12/31/2018	$ 72,601	$ 72,601

(a)	Level 3 investments represent 0.21% of total net assets at the period ended December 31, 2018. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.
(b)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2018 (Unaudited)

NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Thornburg Capital Management Fund	$3,393,011	$13,144,127	$(12,359,783)	$-	$-	$4,177,355	$26,830

SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b,c]	Malamute Energy, Inc.,	847	$ 8,893
			8,893
	Total Common Stock (Cost $0)		8,893
	Preferred Stock — 1.4%
	Banks — 0.8%
	Banks — 0.8%
[d,e]	AgriBank FCB, 6.875% (LIBOR 3 Month + 4.23%)	40,000	4,100,000
[d,e]	CoBank ACB, Series F, 6.25% (LIBOR 3 Month + 4.56%)	50,000	5,053,000
			9,153,000
	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
[e]	Crestwood Equity Partners L.P., 9.25%	320,654	2,974,066
			2,974,066
	Miscellaneous — 0.1%
	U.S. Government Agencies — 0.1%
[e]	Farm Credit Bank of Texas, Series 1, 10.00%	1,000	1,115,000
			1,115,000
	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
[f,g]	Centaur Funding Corp., 9.08%, 4/21/2020	2,380	2,523,400
			2,523,400
	Total Preferred Stock (Cost $16,017,996)		15,765,466
	Asset Backed Securities — 18.7%
	Advance Receivables — 0.2%
[h]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575%, 10/15/2049	$ 2,500,000	2,484,408
			2,484,408
	Asset-Backed - Finance & Insurance — 0.5%
[h]	Ocwen Master Advance Receivables Trust, Series 2016-T2 2.722%, 8/16/2049	2,000,000	1,991,800
[h]	Upstart Securitization Trust, Series 2017-1 6.35%, 6/20/2024	3,000,000	3,066,527
			5,058,327
	Auto Receivables — 2.4%
[h]	ACC Trust, Series 2018-1 Class A, 3.70%, 12/21/2020	1,429,661	1,427,745
[h]	American Credit Acceptance Receivables Trust, Series 2016-4 Class C, 2.91%, 2/13/2023	3,203,613	3,195,413
[h]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A Class A, 2.50%, 7/20/2021	2,900,000	2,871,606
[h]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71%, 5/15/2023	795,438	790,817
	Foursight Capital Automobile Receivables Trust,
[h]	Series 2016-1 Class A2, 2.87%, 10/15/2021	1,162,296	1,159,976
[h]	Series 2018-1 Class E, 5.56%, 1/16/2024	1,000,000	1,008,679
[h]	Series 2018-2 5.50%, 10/15/2024	1,370,000	1,391,708
[h]	GLS Auto Receivables Trust, Series 2018-2A Class A, 3.25%, 4/18/2022	2,144,895	2,140,505
[h]	Hertz Vehicle Financing II L.P., Series 2015-1A Class A, 2.73%, 3/25/2021	4,000,000	3,966,288
[d,g,h]	OSCAR US Funding Trust VII, LLC, Series 2017-2A Class A2B, 3.037% (LIBOR 1 Month + 0.65%), 11/10/2020	877,644	878,111
[h]	Sierra Auto Receivables Securitization Trust, Series 2016-1A Class B, 6.84%, 1/18/2022	4,413,814	4,459,203
[h]	Skopos Auto Receivables Trust, Series 2018-1A Class A, 3.19%, 9/15/2021	970,548	969,766
[h]	Tesla Auto Lease Trust, Series B, 3.71%, 8/20/2021	3,000,000	3,010,470
[h]	Veros Automobile Receivables Trust, Series 2017-1 Class A, 2.84%, 4/17/2023	612,289	610,212
			27,880,499
	Commercial MTG Trust — 1.3%
[h,i]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 6.07%, 4/15/2044	6,200,000	6,409,328
[i]	Citigroup Mortgage Loan Trust, Inc. CMO, Series 2004-HYB2 Class B1, 4.042%, 3/25/2034	53,904	44,827
[h,i]	Credit Suisse Mortgage Trust, Series 2017-HL2 Class A3, 3.50%, 10/25/2047	3,076,086	3,010,844

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[d,h]	FREMF Mortgage Trust, Series 2016-KF24 Class B, 7.347% (LIBOR 1 Month + 5.00%), 10/25/2026	$ 972,102	$ 1,030,422
[h,i]	Galton Funding Mortgage Trust CMO, Series 2018-1 Class A43, 3.50%, 11/25/2057	1,771,995	1,762,431
[h,i]	Mello Mortgage Capital Acceptance, Series 2018-MTG1 Class A3, 3.50%, 5/25/2048	2,769,621	2,732,176
			14,990,028
	Other Asset Backed — 8.4%
[d,h]	321 Henderson Receivables II, LLC, Series 2006-3A Class A1, 2.655% (LIBOR 1 Month + 0.20%), 9/15/2041	2,077,608	1,985,655
	Avant Loans Funding Trust,
[h]	Series 2017-A, Class B, 3.65%, 9/15/2022	1,336,308	1,336,630
[h]	Series 2018-A Class A, 3.09%, 6/15/2021	992,401	990,799
[h]	AXIS Equipment Finance Receivables VI, LLC Series 2018-2A 3.89%, 7/20/2022	3,000,000	3,019,174
[h]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96%, 6/20/2023	1,864,973	1,859,789
[g,h]	CFG Investments Ltd., Series 2017-1 Class A, 7.87%, 11/15/2026	3,000,000	3,041,632
[h,i]	CIM Trust, Series 18-INV1 4.00%, 8/25/2048	1,934,937	1,936,558
[h]	CLUB Credit Trust, Series 2017-P2 Class A, 2.61%, 1/15/2024	847,196	842,427
[h]	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2 Class A, 2.55%, 1/16/2024	26,641	26,633
[h]	Credit Suisse ABS Trust, Series 2018-LD1 Class A, 3.42%, 7/25/2024	1,999,747	1,999,347
[h]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70%, 1/21/2031	3,476,718	3,505,151
[g,h]	ECAF I Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	5,596,131	5,639,594
[h]	Engs Commercial Finance Trust, Series 2018-1A Class A1, 2.97%, 2/22/2021	1,530,994	1,528,237
[h]	Foundation Finance Trust, Series 2017-1A Class A, 3.30%, 7/15/2033	2,439,159	2,424,175
[g,h]	Global SC Finance II SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	2,652,083	2,620,702
[h]	HERO Funding Trust, Series 2017-2A Class A1, 3.28%, 9/20/2048	3,135,455	3,136,763
[h,i]	Homeward Opportunities Fund I Trust, Series 2018-1 Class A1, 3.766%, 6/25/2048	1,766,087	1,771,062
[f]	JPR Royalty Sub, LLC, 14.00%, 9/1/2020	2,000,000	1,000,000
	Marlette Funding Trust,
[h]	Series 2017-2A Class A, 2.39%, 7/15/2024	487,545	486,881
[h]	Series 2018-1A Class A, 2.61%, 3/15/2028	2,075,607	2,070,206
	Nationstar HECM Loan Trust,
[b,h,i]	Series 2018-1A Class A, 2.76%, 2/25/2028	1,600,260	1,597,060
[h,i]	Series 2018-2A Class A, 3.188%, 7/25/2028	1,351,761	1,351,315
[b,d,f]	Northwind Holdings, LLC, Series 2007-1A Class A1, 3.518% (LIBOR 3 Month + 0.78%), 12/1/2037	350,000	340,900
[h]	Ocwen Master Advance Receivables Trust, Series 2018-T2 Class AT2, 3.598%, 8/15/2050	3,000,000	3,007,230
[h]	Oportun Funding VI, LLC, Series 2017-A Class A, 3.23%, 6/8/2023	4,000,000	3,978,813
[h]	PFS Financing Corp., Series 2018-B Class A, 2.89%, 2/15/2023	3,000,000	2,975,100
[h]	Prosper Marketplace Issuance Trust, Series 2017-3A Class A, 2.36%, 11/15/2023	401,837	400,714
[h]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34%, 8/15/2022	3,000,000	2,990,747
	SBA Tower Trust,
[h]	2.877%, 7/15/2046	2,275,000	2,233,275
[h]	3.156%, 10/10/2045	3,750,000	3,712,612
[h]	Scala Funding Co., LLC, Series 2016-1 Class B, 5.21%, 2/15/2021	4,000,000	3,920,000
[h]	SCF Equipment Leasing, LLC, Series 2018-1A Class A2, 3.63%, 10/20/2024	3,000,000	2,998,192
[h]	Sierra Timeshare Receivables Funding, LLC, Series 2015-2A Class A, 2.43%, 6/20/2032	2,129,027	2,102,520
[h]	Sofi Consumer Loan Program, LLC, Series 2017-3 Class A, 2.77%, 5/25/2026	637,458	632,232
[h]	SolarCity LMC Series I, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	2,383,977	2,441,125
[h]	Solarcity LMC Series II, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	2,673,661	2,708,686
[h]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472%, 5/20/2046	2,906,663	2,963,308
[g,h]	Textainer Marine Containers V Ltd., Series 2017-1A Class A, 3.72%, 5/20/2042	3,954,825	3,948,785
	Towd Point Mortgage Trust,
[h,i]	Series 2018-2 Class A1, 3.25%, 3/25/2058	3,664,940	3,602,906
[h,i]	Series 2018-3 Class A1, 3.75%, 5/25/2058	2,755,596	2,763,004
[h,i]	Series 2018-6 3.75%, 3/25/2058	2,918,472	2,924,615
[h]	Upstart Securitization Trust, Series 2018-1 Class A, 3.015%, 8/20/2025	672,232	671,782
[h]	Westgate Resorts, LLC, Series 2016-1A Class A, 3.50%, 12/20/2028	1,201,744	1,200,749
			96,687,085
	Residential MTG Trust — 4.6%
	Angel Oak Mortgage Trust, LLC,
[h,i]	Series 2017-3 Class A1, 2.708%, 11/25/2047	1,084,045	1,069,243
[h,i]	Series 2018-1 Class A1, 3.258%, 4/27/2048	1,793,120	1,789,211
[h,i]	Series 2018-2 Class A1, 3.674%, 7/27/2048	2,700,493	2,708,838
[h,i]	Arroyo Mortgage Trust, Series 2018-1 Class A1, 3.763%, 4/25/2048	3,525,392	3,559,468
[i]	Bear Stearns ARM Trust CMO, Series 2003-6 Class 2B1, 4.49%, 8/25/2033	71,095	71,756
[h,i]	Citigroup Mortgage Loan Trust CMO, Series 2014-A Class A, 4.00%, 1/25/2035	1,447,821	1,461,038

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Finance of America Structured Securities Trust,
[h,i]	Series 2017-HB1 Class A, 2.321%, 11/25/2027	$ 1,162,017	$ 1,159,332
[b,h,i]	Series 2018-HB1 3.375%, 9/25/2028	3,637,304	3,630,029
[h,i]	Flagstar Mortgage Trust, Series 2017-1 Class 2A2, 3.00%, 3/25/2047	1,620,559	1,603,209
	JPMorgan Mortgage Trust,
[h,i]	Series 2017-2 Class A6, 3.00%, 5/25/2047	2,381,323	2,319,150
[h,i]	Series 2017-6 Class A5, 3.50%, 12/25/2048	2,647,780	2,614,380
[i]	Merrill Lynch Mortgage Investors Trust CMO, Series 2004-A4 Class M1, 4.089%, 8/25/2034	169,679	157,444
	New Residential Mortgage Loan Trust CMO,
[h,i]	Series 2017-3A Class A1, 4.00%, 4/25/2057	2,837,249	2,846,369
[h,i]	Series 2017-4A Class A1, 4.00%, 5/25/2057	2,694,071	2,727,657
[h,i]	Series 2018-NQM1 3.986%, 11/25/2048	3,877,557	3,956,163
	New Residential Mortgage Loan Trust,
[d,h]	Series 2017-5A Class A1, 4.006% (LIBOR 1 Month + 1.50%), 6/25/2057	1,946,629	1,973,574
[h,i]	Series 2017-6A Class A1, 4.00%, 8/27/2057	1,146,748	1,157,834
[h,i]	Series 2018-RPL1 Class A1, 3.50%, 12/25/2057	2,703,976	2,692,228
[h,i]	New Residential Mortgage Trust , Series 2018-1A Class A1A, 4.00%, 12/25/2057	2,090,604	2,095,950
	Sequoia Mortgage Trust CMO,
[h,i]	Series 2017-4 Class A4, 3.50%, 7/25/2047	1,563,787	1,548,504
[h,i]	Series 2017-5 Class A4, 3.50%, 8/25/2047	3,329,610	3,286,820
	Verus Securitization Trust CMO,
[h,i]	Series 2017-2A Class A1, 2.485%, 7/25/2047	2,302,626	2,250,107
[h,i]	Series 2018-3 4.108%, 10/25/2058	2,916,660	2,943,316
[h,i]	Verus Securitization Trust, Series 2018-2 Class A1, 3.677%, 6/1/2058	3,470,913	3,485,958
			53,107,578
	Student Loan — 1.3%
[h]	Commonbond Student Loan Trust, Series 18-CGS 3.87%, 2/25/2046	3,000,000	3,026,788
[h]	Earnest Student Loan Program, LLC, Series 2016-C Class A2, 2.68%, 7/25/2035	1,583,425	1,574,598
[d,h]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 4.256% (LIBOR 1 Month + 1.75%), 12/26/2040	2,027,315	2,020,936
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 3.24% (LIBOR 3 Month + 0.75%), 4/25/2023	1,059,367	1,052,163
[d]	Series 2008-5 Class A4, 4.19% (LIBOR 3 Month + 1.70%), 7/25/2023	2,768,646	2,812,840
[d]	Series 2012-1 Class A3, 3.456% (LIBOR 1 Month + 0.95%), 9/25/2028	2,766,981	2,771,268
	SoFi Professional Loan Program, LLC,
[h]	Series 2014-A Class A2, 3.02%, 10/25/2027	780,595	778,125
[d,h]	Series 2014-B Class A1, 3.756% (LIBOR 1 Month + 1.25%), 8/25/2032	668,504	671,522
			14,708,240
	Total Asset Backed Securities (Cost $217,114,813)		214,916,165
	Corporate Bonds — 61.2%
	Automobiles & Components — 1.1%
	Auto Components — 0.2%
[g,h]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	2,000,000	2,033,166
	Automobiles — 0.9%
[h]	Daimler Finance North America, LLC 3.75%, 11/5/2021	3,000,000	3,010,228
[d,h]	Hyundai Capital America, 3.348% (LIBOR 3 Month + 0.94%), 7/8/2021	2,000,000	1,994,161
[g,h]	Hyundai Capital Services, Inc., 3.75%, 3/5/2023	3,000,000	2,960,742
[h]	Volkswagen Group of America Finance, LLC 4.00%, 11/12/2021	2,500,000	2,498,447
			12,496,744
	Banks — 1.2%
	Banks — 1.2%
[d]	Capital One NA/Mclean VA, 3.411% (LIBOR 3 Month + 0.82%), 8/8/2022	3,000,000	2,942,118
[d]	Citizens Bank N.A./Providence RI, 3.753% (LIBOR 3 Month + 0.95%), 3/29/2023	4,000,000	3,961,216
	Santander Holdings USA, Inc., 3.40%, 1/18/2023	2,000,000	1,919,299
[g]	Sumitomo Mitsui Banking Corp., 2.65%, 7/23/2020	2,000,000	1,979,728
[g]	Svenska Handelsbanken AB 3.90%, 11/20/2023	3,000,000	3,027,365
			13,829,726
	Capital Goods — 2.1%
	Aerospace & Defense — 0.1%
[h]	BWX Technologies, Inc., 5.375%, 7/15/2026	1,500,000	1,443,300

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Machinery — 0.9%
[g,h]	ATS Automation Tooling Systems, Inc., 6.50%, 6/15/2023	$ 3,125,000	$ 3,148,438
	Mueller Industries, Inc., 6.00%, 3/1/2027	2,132,000	1,982,760
	Nvent Finance Sarl,
[g]	3.95%, 4/15/2023	2,000,000	1,985,693
[g]	4.55%, 4/15/2028	3,000,000	2,939,288
	Trading Companies & Distributors — 1.1%
	Global Partners L.P. / GLP Finance Corp., 6.25%, 7/15/2022	4,975,000	4,701,375
	LKQ Corp., 4.75%, 5/15/2023	8,045,000	7,562,300
			23,763,154
	Commercial & Professional Services — 1.7%
	Commercial Services & Supplies — 1.1%
[h]	ACCO Brands Corp., 5.25%, 12/15/2024	3,636,000	3,254,220
[h]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00%, 4/15/2022	4,420,000	4,221,100
[h]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	5,330,000	5,036,850
	Leisure Products — 0.2%
	Mattel, Inc., 2.35%, 8/15/2021	3,000,000	2,655,000
	Professional Services — 0.4%
	Verisk Analytics, Inc., 4.00%, 6/15/2025	3,920,000	3,935,416
			19,102,586
	Consumer Durables & Apparel — 1.4%
	Commercial Services & Supplies — 0.2%
[g,h]	Cimpress N.V., 7.00%, 6/15/2026	2,000,000	1,920,000
	Household Durables — 0.2%
	TRI Pointe Group, Inc. 4.875%, 7/1/2021	3,000,000	2,865,000
	Leisure Products — 0.3%
	Vista Outdoor, Inc., 5.875%, 10/1/2023	3,530,000	3,212,300
	Textiles, Apparel & Luxury Goods — 0.7%
[h]	Hanesbrands, Inc., 4.625%, 5/15/2024	2,000,000	1,875,000
[h]	Michael Kors USA, Inc., 4.00%, 11/1/2024	3,000,000	2,821,863
	Under Armour, Inc., 3.25%, 6/15/2026	3,500,000	2,932,239
			15,626,402
	Consumer Services — 0.7%
	Hotels, Restaurants & Leisure — 0.6%
	Aramark Services, Inc., 4.75%, 6/1/2026	5,000,000	4,700,000
[h]	Nathan’s Famous, Inc., 6.625%, 11/1/2025	2,500,000	2,431,250
	Transportation Infrastructure — 0.1%
	Mexico City Airport Trust,
[g,h]	3.875%, 4/30/2028	488,000	428,708
[g,h]	4.25%, 10/31/2026	419,000	373,438
			7,933,396
	Diversified Financials — 9.2%
	Capital Markets — 2.6%
	Ares Capital Corp., 4.375%, 1/15/2019	976,000	975,326
[h]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,025,000	3,845,928
[h]	Compass Group Diversified Holdings, LLC, 8.00%, 5/1/2026	3,000,000	2,970,000
	FS Investment Corp., 4.00%, 7/15/2019	6,286,000	6,278,892
[g]	Genpact Luxembourg Sarl, 3.70%, 4/1/2022	6,000,000	5,954,373
	Solar Capital Ltd., 4.50%, 1/20/2023	3,000,000	2,924,794
	TD Ameritrade Holding Corp. 3.75%, 4/1/2024	5,000,000	5,084,231
	TPG Specialty Lending, Inc., 4.50%, 1/22/2023	2,500,000	2,500,524
	Consumer Finance — 1.3%
[d]	Citibank N.A., 2.968% (LIBOR 3 Month + 0.35%), 2/12/2021	3,000,000	2,968,188
[h]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,218,750
[d]	Wells Fargo Bank N.A., 2.987% (LIBOR 3 Month + 0.51%), 10/22/2021	5,000,000	4,940,792
	Diversified Financial Services — 4.6%
	American Express Co. 3.70%, 11/5/2021	3,000,000	3,026,951
[h]	Antares Holdings L.P., 6.00%, 8/15/2023	4,435,000	4,384,190
	Bank of America Corp. MTN, 4.20%, 8/26/2024	3,200,000	3,173,760

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[g,j]	Barclays plc 4.61% (LIBOR 3 Month + 1.40%), 2/15/2023	$ 2,000,000	$ 1,983,122
[d,g]	Barclays plc, 4.009% (LIBOR 3 Month + 1.38%), 5/16/2024	2,500,000	2,380,548
[g,h]	BNP Paribas S.A., 3.375%, 1/9/2025	5,000,000	4,705,386
[g]	Credit Suisse Group Funding Guernsey Ltd. (Guaranty: Credit Suisse Group AG), 3.80%, 9/15/2022 - 6/9/2023	2,850,000	2,824,641
	Deutsche Bank AG,
[d,g]	3.284% (LIBOR 3 Month + 0.82%), 1/22/2021	2,700,000	2,576,783
[d,g]	3.921% (LIBOR 3 Month + 1.23%), 2/27/2023	2,800,000	2,585,385
	HSBC Holdings plc,
[d,g]	3.64% (LIBOR 3 Month + 1.00%), 5/18/2024	1,000,000	973,836
[g,j]	4.292% (LIBOR 3 Month + 1.35%), 9/12/2026	2,000,000	1,969,954
[g,j]	Mizuho Financial Group, Inc., 3.922% (LIBOR 3 Month + 1.00%), 9/11/2024	4,500,000	4,547,581
[d]	Morgan Stanley MTN, 3.869% (LIBOR 3 Month + 1.40%), 4/21/2021	3,000,000	3,013,743
[d]	Morgan Stanley, 3.399% (LIBOR 3 Month + 0.93%), 7/22/2022	3,000,000	2,957,893
	Royal Bank of Scotland Group plc,
[g,j]	5.076% (LIBOR 3 Month + 1.91%), 1/27/2030	4,500,000	4,339,196
[g]	6.125%, 12/15/2022	2,000,000	2,026,919
[g,h]	Societe Generale S.A., 4.25%, 9/14/2023	3,000,000	2,979,409
[d,g,h]	UBS Group Funding Switzerland AG) (Guaranty: UBS Group AG), 3.566% (LIBOR 3 Month + 0.95%), 8/15/2023	2,000,000	1,957,786
	Insurance — 0.2%
[d,h]	AIG Global Funding, 3.277% (LIBOR 3 Month + 0.48%), 7/2/2020	2,000,000	1,998,783
[f]	Citicorp Lease Pass-Through Trust 1999-1, 8.04%, 12/15/2019	186,087	194,341
	Mortgage Real Estate Investment Trusts — 0.5%
	Senior Housing Properties Trust,
	3.25%, 5/1/2019	1,708,000	1,699,466
	4.75%, 2/15/2028	4,000,000	3,773,761
			105,735,232
	Energy — 4.8%
	Energy Equipment & Services — 0.5%
	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.50%, 11/1/2021	3,827,000	3,922,675
	Odebrecht Offshore Drilling Finance Ltd.,
[g,h]	6.72%, 12/1/2022	545,420	506,559
[g,h,k]	7.72%, 12/1/2026 PIK	2,028,639	527,466
[e,g,h]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.), 1/31/2019	304,899	3,141
[c,g,h,l]	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	10,684,600	1,068,444
	Oil, Gas & Consumable Fuels — 4.3%
[h]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15%, 8/15/2026	4,500,000	4,385,128
[d]	Energy Transfer Operating L.P., 5.559% (LIBOR 3 Month + 3.02%), 11/1/2066	1,200,000	852,000
	EQT Midstream Partners L.P., Series 5Y, 4.75%, 7/15/2023	3,475,000	3,467,528
[h]	Florida Gas Transmission Co., LLC, 3.875%, 7/15/2022	4,765,000	4,795,868
	Gulf South Pipeline Co. L.P., 4.00%, 6/15/2022	4,860,000	4,815,821
[h]	Gulfstream Natural Gas System, LLC, 4.60%, 9/15/2025	5,000,000	5,156,914
[g,h]	Harvest Operations Corp. (Guaranty: Korea National Oil Corp.), 3.00%, 9/21/2022	4,000,000	3,936,320
[g,h]	Harvest Operations Corp., 4.20%, 6/1/2023	1,000,000	1,026,290
	HollyFrontier Corp., 5.875%, 4/1/2026	849,000	858,259
[b,c,f,l]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	1,062,182	44,081
	Northern Border Pipeline Co., Series A, 7.50%, 9/15/2021	2,150,000	2,326,698
[h]	Petroleos Mexicanos 7.19%, 9/12/2024	100,000,000	3,956,391
[c,l]	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	10,000
[b,g,h,k]	Schahin II Finance Co. SPV Ltd., 8.00%, 5/25/2020 PIK	597,503	555,678
[g,h]	Sinopec Group Overseas Development Ltd., 4.125%, 9/12/2025	6,000,000	6,006,894
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50%, 8/15/2022	1,210,000	1,149,500
[e,j]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%), 12/15/2022	3,000,000	2,820,000
	Tennessee Gas Pipeline Co., LLC, 7.00%, 3/15/2027	2,251,000	2,544,465
[h]	Texas Gas Transmission, LLC, 4.50%, 2/1/2021	940,000	949,891
			55,686,011
	Food & Staples Retailing — 1.1%
	Food & Staples Retailing — 1.1%
[g,h]	Alimentation Couche-Tard, Inc., 2.70%, 7/26/2022	4,000,000	3,859,914
[h]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	3,935,000	3,767,763
	Ingles Markets, Inc., 5.75%, 6/15/2023	4,500,000	4,443,750
			12,071,427
	Food, Beverage & Tobacco — 3.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Beverages — 0.7%
[g,h]	Central American Bottling Corp., 5.75%, 1/31/2027	$ 5,000,000	$ 4,893,750
[g,h]	Coca-Cola Icecek A/S, 4.215%, 9/19/2024	3,000,000	2,804,469
	Food Products — 1.8%
	B&G Foods, Inc., 5.25%, 4/1/2025	2,000,000	1,860,000
[g,h]	Barry Callebaut Services N.V., 5.50%, 6/15/2023	4,000,000	4,080,000
[g,h]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,272,188
[d]	General Mills, Inc., 3.459% (LIBOR 3 Month + 1.01%), 10/17/2023	3,500,000	3,418,682
	Kraft Heinz Foods Co., 4.00%, 6/15/2023	2,500,000	2,493,448
[h]	Lamb Weston Holdings, Inc., 4.625%, 11/1/2024	2,500,000	2,431,250
[h]	Pilgrim’s Pride Corp., 5.875%, 9/30/2027	3,000,000	2,722,500
	Tobacco — 0.6%
[d]	BAT Capital Corp. 3.204% (LIBOR 3 Month + 0.59%), 8/14/2020	2,500,000	2,475,362
[h]	Vector Group Ltd., 6.125%, 2/1/2025	5,194,000	4,414,900
			35,866,549
	Healthcare Equipment & Services — 2.3%
	Health Care Equipment & Supplies — 0.2%
[h]	Hologic, Inc., 4.375%, 10/15/2025	3,000,000	2,790,000
	Health Care Providers & Services — 2.1%
	Anthem, Inc.,
	2.50%, 11/21/2020	2,000,000	1,972,529
	3.35%, 12/1/2024	1,000,000	974,195
[h]	Centene Escrow I Corp. 5.375%, 6/1/2026	2,000,000	1,945,000
[d]	CVS Health Corp., 3.397% (LIBOR 3 Month + 0.63%), 3/9/2020	2,000,000	1,996,368
	DaVita, Inc.,
	5.00%, 5/1/2025	5,450,000	4,945,875
	5.125%, 7/15/2024	1,000,000	937,500
	HCA, Inc.,
	4.75%, 5/1/2023	3,735,000	3,678,975
	6.50%, 2/15/2020	3,598,000	3,687,950
[h]	WellCare Health Plans, Inc. 5.375%, 8/15/2026	1,000,000	965,000
	WellCare Health Plans, Inc., 5.25%, 4/1/2025	3,000,000	2,887,500
			26,780,892
	Household & Personal Products — 1.7%
	Household Products — 0.7%
	Central Garden & Pet Co., 5.125%, 2/1/2028	3,500,000	3,132,500
[h]	Energizer Gamma Acquisition B.V. 4.625%, 7/15/2026	2,000,000	2,142,552
[h]	Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026	500,000	458,750
[h]	Prestige Brands, Inc., 6.375%, 3/1/2024	3,000,000	2,895,000
	Personal Products — 1.0%
	Edgewell Personal Care Co., 4.70%, 5/19/2021 - 5/24/2022	6,000,000	5,820,000
	First Quality Finance Co., Inc.,
[h]	4.625%, 5/15/2021	2,800,000	2,709,000
[h]	5.00%, 7/1/2025	3,000,000	2,685,000
			19,842,802
	Insurance — 3.7%
	Insurance — 3.4%
[g,h]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	4,790,000	4,752,105
[g]	Enstar Group Ltd., 4.50%, 3/10/2022	2,000,000	2,013,353
[g,h]	Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,000,000	3,843,542
	Kemper Corp., 4.35%, 2/15/2025	2,148,000	2,120,434
[g,h]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,043,830
	Mercury General Corp., 4.40%, 3/15/2027	4,000,000	3,868,527
[d,h]	Metropolitan Life Global Funding, 3.03% (SOFR + 0.57%), 9/7/2020	1,940,000	1,927,236
[h,j]	National Life Insurance Co., 5.25% (LIBOR 3 Month + 3.31%), 7/19/2068	1,725,000	1,713,476
[d,h]	Protective Life Global Funding, 3.333% (LIBOR 3 Month + 0.52%), 6/28/2021	3,000,000	2,976,331
[h]	Reliance Standard Life Global Funding, 3.85%, 9/19/2023	5,000,000	5,041,957
[h]	Sammons Financial Group, Inc., 4.45%, 5/12/2027	2,000,000	1,953,211
	Willis North America, Inc. 4.50%, 9/15/2028	3,350,000	3,323,739
	Semiconductors & Semiconductor Equipment — 0.3%
[g,h]	NXP B.V.//NXP Funding , LLC 5.35%, 3/1/2026	4,000,000	4,068,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
			42,645,741
	Materials — 4.9%
	Chemicals — 2.7%
	CF Industries, Inc. 7.125%, 5/1/2020	$ 4,950,000	$ 5,098,500
[d,h]	Chevron Phillips Chemical Co., LLC, 3.291% (LIBOR 3 Month + 0.75%), 5/1/2020	4,000,000	4,008,105
[g,h]	Consolidated Energy Finance S.A., 6.875%, 6/15/2025	3,000,000	2,857,500
	DowDuPont, Inc.
	3.766%, 11/15/2020	889,000	897,523
	4.205%, 11/15/2023	1,738,000	1,776,496
	4.493%, 11/15/2025	1,800,000	1,853,237
[g,h]	Kissner Holdings L.P. / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022	4,170,000	4,149,150
	NOVA Chemicals Corp.,
[g,h]	4.875%, 6/1/2024	1,500,000	1,353,750
[g,h]	5.25%, 6/1/2027	4,000,000	3,540,000
[g,h]	OCP S.A., 5.625%, 4/25/2024	4,710,000	4,815,975
	Valvoline, Inc., 4.375%, 8/15/2025	510,000	469,200
	Containers & Packaging — 1.3%
	Ball Corp.,
	4.375%, 12/15/2020	2,000,000	2,007,500
	4.875%, 3/15/2026	1,500,000	1,458,750
	Graphic Packaging International, LLC, 4.125%, 8/15/2024	3,225,000	3,031,500
[h]	Sealed Air Corp. 5.50%, 9/15/2025	4,000,000	3,950,000
	Silgan Holdings, Inc., 4.75%, 3/15/2025	2,000,000	1,865,000
[h]	Westrock Co. 4.65%, 3/15/2026	3,000,000	3,045,844
	Metals & Mining — 0.2%
[h]	International Wire Group, Inc., 10.75%, 8/1/2021	3,200,000	2,848,000
	Paper & Forest Products — 0.7%
[h]	Neenah, Inc., 5.25%, 5/15/2021	7,575,000	7,480,312
			56,506,342
	Media & Entertainment — 3.1%
	Hotels, Restaurants & Leisure — 0.4%
	Speedway Motorsports, Inc. 5.125%, 2/1/2023	4,862,000	4,764,760
	Interactive Media & Services — 0.2%
[g]	Baidu, Inc., 3.875%, 9/29/2023	2,558,000	2,546,417
	Media — 2.5%
[h]	Cable One, Inc., 5.75%, 6/15/2022	5,000,000	5,025,000
[h]	Cox Communications, Inc., 3.15%, 8/15/2024	1,950,000	1,875,907
	CSC Holdings, LLC,
[h]	5.375%, 2/1/2028	2,000,000	1,839,360
[h]	5.50%, 4/15/2027	1,825,000	1,697,250
	DISH DBS Corp., 5.125%, 5/1/2020	1,000,000	987,500
[i,k]	Mood Media Borrower, LLC / Mood Media Co-Issuer, Inc., 14.00%, 7/1/2024 PIK	2,164,586	2,132,117
[h]	Salem Media Group, Inc., 6.75%, 6/1/2024	3,000,000	2,662,500
[h]	Sirius XM Radio, Inc., 3.875%, 8/1/2022	5,000,000	4,750,000
[g,h]	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028	4,000,000	3,620,000
[g,h]	Virgin Media Secured Finance plc, 5.50%, 8/15/2026	4,000,000	3,699,400
			35,600,211
	Pharmaceuticals, Biotechnology & Life Sciences — 0.6%
	Pharmaceuticals — 0.6%
[a,b,c,l]	Atlas U.S. Royalty, LLC Participation Rights, 3/15/2027	5,450,000	0
	Bayer US Finance II, LLC,
[d,h]	3.452% (LIBOR 3 Month + 0.63%), 6/25/2021	500,000	493,340
[h]	4.25%, 12/15/2025	2,500,000	2,433,152
	Takeda Pharmaceutical Co. Ltd.
[g,h]	4.00%, 11/26/2021	1,500,000	1,520,459
[g,h]	4.40%, 11/26/2023	2,500,000	2,527,381
			6,974,332
	Real Estate — 0.9%
	Equity Real Estate Investment Trusts — 0.9%
	CoreCivic, Inc.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	4.625%, 5/1/2023	$ 200,000	$ 185,000
	4.75%, 10/15/2027	2,008,000	1,661,620
	Crown Castle International Corp., 3.20%, 9/1/2024	2,000,000	1,897,410
	Hospitality Properties Trust, 4.95%, 2/15/2027	2,850,000	2,792,638
[h]	Iron Mountain, Inc. 4.875%, 9/15/2027	2,000,000	1,745,000
	Retail Opportunity Investments Partnership L.P. (Guaranty: Retail Opportunity Investments Corp.), 5.00%, 12/15/2023	1,500,000	1,506,059
			9,787,727
	Retailing — 0.6%
	Internet & Direct Marketing Retail — 0.3%
	Booking Holdings, Inc., 2.75%, 3/15/2023	2,000,000	1,919,663
	Zillow Group, Inc., 2.00%, 12/1/2021	1,000,000	971,728
	Multiline Retail — 0.3%
[d]	Dollar Tree, Inc., 3.149% (LIBOR 3 Month + 0.70%), 4/17/2020	4,000,000	3,974,488
			6,865,879
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.,
	2.375%, 1/15/2020	1,000,000	987,511
	3.625%, 1/15/2024	2,000,000	1,892,202
[g,h]	Sensata Technologies B.V., 5.00%, 10/1/2025	3,530,000	3,318,200
			6,197,913
	Software & Services — 3.5%
	Information Technology Services — 1.0%
[h]	Alliance Data Systems Corp., 5.375%, 8/1/2022	4,190,000	4,085,250
	S&P Global, Inc. (Guaranty: Standard & Poor’s Financial Services, LLC),
	3.30%, 8/14/2020	1,975,000	1,978,891
	4.00%, 6/15/2025	1,590,000	1,619,008
[d]	Western Union Co., 3.453% (LIBOR 3 Month + 0.80%), 5/22/2019	3,500,000	3,498,838
	Interactive Media & Services — 0.1%
[g]	Baidu, Inc. 4.375%, 5/14/2024	1,424,000	1,435,714
	Software — 2.4%
	Autodesk, Inc., 3.125%, 6/15/2020	2,350,000	2,340,758
	CDK Global, Inc.,
	3.80%, 10/15/2019	1,393,000	1,386,035
	5.875%, 6/15/2026	2,000,000	2,008,100
	Citrix Systems, Inc., 4.50%, 12/1/2027	3,000,000	2,867,431
	Dun & Bradstreet, Inc., 4.25%, 6/15/2020	5,360,000	5,410,277
[h]	Fair Isaac Corp. 5.25%, 5/15/2026	2,250,000	2,176,875
[h]	j2 Cloud Services, LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/2025	2,000,000	1,955,000
	MSCI, Inc.,
[h]	5.25%, 11/15/2024	2,625,000	2,611,875
[h]	5.75%, 8/15/2025	2,000,000	2,015,000
[g,h]	Open Text Corp., 5.875%, 6/1/2026	3,320,000	3,253,600
	VMware, Inc., 2.30%, 8/21/2020	2,000,000	1,958,916
			40,601,568
	Technology Hardware & Equipment — 3.2%
	Communications Equipment — 1.5%
[h]	Anixter, Inc. 6.00%, 12/1/2025	2,000,000	1,985,000
	Anixter, Inc. (Guaranty: Anixter International, Inc.), 5.125%, 10/1/2021	6,395,000	6,379,012
	Motorola Solutions, Inc., 4.60%, 2/23/2028	5,370,000	5,250,712
[g]	Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	3,490,000	3,432,816
	Electronic Equipment, Instruments & Components — 1.0%
	Ingram Micro, Inc., 5.45%, 12/15/2024	1,951,000	1,897,537
	Tech Data Corp., 4.95%, 2/15/2027	4,000,000	3,754,652
	Trimble, Inc., 4.75%, 12/1/2024	6,525,000	6,578,943
	Office Electronics — 0.7%
	CDW, LLC / CDW Finance Corp., 5.00%, 9/1/2025	2,000,000	1,915,000
	Lexmark International, Inc., 7.125%, 3/15/2020	1,797,000	1,473,540
	Pitney Bowes, Inc.,
	4.375%, 5/15/2022	1,000,000	902,500

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	4.70%, 4/1/2023	$ 4,000,000	$ 3,530,000
			37,099,712
	Telecommunication Services — 3.7%
	Diversified Telecommunication Services — 2.0%
	AT&T, Inc. 3.40%, 5/15/2025	2,400,000	2,259,967
[g,h]	Deutsche Telekom International Finance B.V., 4.375%, 6/21/2028	4,000,000	3,938,460
[g,h]	Digicel Ltd., 6.00%, 4/15/2021	5,750,000	5,160,625
	Qwest Corp., 6.75%, 12/1/2021	3,700,000	3,783,077
[h]	Unison Ground Lease Funding, LLC, 5.78%, 3/15/2043	1,920,000	1,920,768
[g,h]	Videotron Ltd., 5.375%, 6/15/2024	6,000,000	5,940,000
	Wireless Telecommunication Services — 1.7%
	America Movil SAB de C.V., 6.45%, 12/5/2022	45,000,000	2,020,813
	Millicom International Cellular SA
[g,h]	5.125%, 1/15/2028	3,700,000	3,293,000
[g,h]	6.625%, 10/15/2026	800,000	810,080
[g,h]	MTN Mauritius Investment Ltd., 4.755%, 11/11/2024	4,125,000	3,741,004
[g,h]	SK Telecom Co. Ltd., 3.75%, 4/16/2023	3,000,000	3,006,932
	WCP Issuer, LLC,
[f]	6.657%, 8/15/2043	386,000	395,337
[f]	7.143%, 8/15/2043	6,000,000	6,182,040
			42,452,103
	Transportation — 1.9%
	Airlines — 1.7%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95%, 7/15/2024	1,999,196	2,029,284
[h]	Series 2013-2 Class B, 5.60%, 1/15/2022	9,574,353	9,646,161
	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.798%, 10/1/2022	2,231,875	2,332,310
[g,h]	Guanay Finance Ltd., 6.00%, 12/15/2020	2,594,338	2,610,553
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25%, 10/22/2024	1,031,613	1,089,693
	Series 2012-1 Class A, 5.90%, 4/1/2026	1,310,049	1,397,468
	US Airways Pass Through Trust, (MBIA Insurance Corp), Series 2001-1G, 7.076%, 9/20/2022	484,915	506,736
	Hotels, Restaurants & Leisure — 0.2%
[g,h]	Sands China Ltd., 5.125%, 8/8/2025	2,000,000	1,980,500
			21,592,705
	Utilities — 4.2%
	Electric Utilities — 4.1%
	Avangrid, Inc., 3.15%, 12/1/2024	3,000,000	2,894,971
	CenterPoint Energy, Inc. 3.60%, 11/1/2021	3,000,000	3,006,270
[h]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,085,769
[g,h]	Electricite de France S.A., 4.60%, 1/27/2020	4,000,000	4,058,225
[g,h]	Enel Finance International N.V., 4.625%, 9/14/2025	5,500,000	5,277,132
	Entergy Texas, Inc., 3.45%, 12/1/2027	3,000,000	2,874,960
	Interstate Power & Light Co., 4.10%, 9/26/2028	2,000,000	2,043,811
[h]	Jersey Central Power & Light Co., 4.30%, 1/15/2026	3,965,000	3,993,481
[h]	Midland Cogeneration Venture L.P., 6.00%, 3/15/2025	1,279,808	1,268,575
	PNM Resources, Inc., 3.25%, 3/9/2021	2,835,000	2,812,185
	Puget Energy, Inc.,
	5.625%, 7/15/2022	2,500,000	2,647,459
	6.50%, 12/15/2020	2,000,000	2,112,929
[d]	Sempra Energy, 2.686% (LIBOR 3 Month + 0.25%), 7/15/2019	3,000,000	2,991,158
	South Carolina Electric & Gas Co., 3.50%, 8/15/2021	1,490,000	1,494,183
	Southern Co., 3.25%, 7/1/2026	3,500,000	3,278,638
[g,h]	State Grid Overseas Investment (2014) Ltd. (Guaranty: State Grid Corp. of China), 2.75%, 5/7/2019	4,000,000	3,995,894
	Gas Utilities — 0.1%
[g,h]	Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023	2,000,000	1,880,000
			48,715,640
	Total Corporate Bonds (Cost $731,780,368)		703,774,794
	Convertible Bonds — 1.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified Financials — 0.6%
	Consumer Finance — 0.6%
	EZCORP, Inc., 2.125%, 6/15/2019	$ 7,284,000	$ 7,090,814
			7,090,814
	Food, Beverage & Tobacco — 0.2%
	Tobacco — 0.2%
[i]	Vector Group Ltd., 1.75%, 4/15/2020	2,260,000	2,267,058
			2,267,058
	Media & Entertainment — 0.8%
	Media — 0.8%
[a]	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00%, 10/15/2029	18,000,000	9,237,600
			9,237,600
	Total Convertible Bonds (Cost $18,981,996)		18,595,472
	Municipal Bonds — 0.6%
	California Health Facilities Financing Authority, 7.875%, 2/1/2026	1,940,000	2,111,380
	City of Chicago IL GO, Series B, 7.045%, 1/1/2029	3,000,000	3,228,510
[a]	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	340,000	342,570
	San Bernardino County Redevelopment Agency Successor Agency, Class A 8.45%, 9/1/2030	1,000,000	1,067,160
	Total Municipal Bonds (Cost $6,250,158)		6,749,620
	Other Government — 0.3%
[g,h]	Bermuda Government International Bond 4.75%, 2/15/2029	2,000,000	2,035,890
[d,g,h]	Seven & Seven Ltd. (Guaranty: Export-Import Bank of Korea), 3.542% (LIBOR 6 Month + 1.00%), 9/11/2019	2,200,000	2,188,377
	Total Other Government (Cost $4,182,382)		4,224,267
	Mortgage Backed — 1.0%
[i,m]	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates IO, Series KIR1 Class X, 1.078%, 3/25/2026	36,546,245	2,321,290
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer,
[n]	Series 2017-4 Class HT, 2.75%, 6/25/2057	1,758,568	1,707,338
	Series 2018-3 Class HA, 3.00%, 8/25/2057	3,812,921	3,757,399
	Federal Home Loan Mtg Corp., Whole Loan Securities, Series 2017-SC02 Class 2A1, 3.50%, 5/25/2047	691,333	689,948
	Federal National Mtg Assoc. CMO REMIC, Series 1994-37 Class L, 6.50%, 3/25/2024	1,326	1,399
	Federal National Mtg Assoc., Pool AS9733, 4.00%, 6/1/2047	2,654,920	2,728,242
[b,f]	Reilly 1997 A Mtg 1, 6.896%, 7/1/2020	90,452	90,452
	Total Mortgage Backed (Cost $11,319,299)		11,296,068
	Loan Participations — 4.8%
	Commercial & Professional Services — 1.0%
	Professional Services — 1.0%
[o]	Harland Clarke Holdings Corp., 7.553% (LIBOR 3 Month + 4.75%), 11/3/2023	3,614,909	3,254,323
[o,p]	Par Pacific Holdings, Inc. (LIBOR 1 Month + 6.75%), 12/17/2025	1,800,000	1,746,000
[o]	R.R. Donnelley & Sons Company 7.506% (LIBOR 1 Month + 5.00%), 1/15/2024	3,000,000	2,932,500
[o,p]	RGIS Services, LLC, 10.018% (LIBOR 1 Month + 7.50%), 3/31/2023	4,153,836	3,385,376
			11,318,199
	Consumer Services — 0.4%
	Hotels, Restaurants & Leisure — 0.4%
[o,p]	Hanjin International Corp., 4.945% (LIBOR 3 Month + 2.50%), 10/18/2020	4,500,000	4,353,750
			4,353,750
	Diversified Financials — 0.3%
	Diversified Financial Services — 0.3%
[g,o]	Stena International Sarl, 5.81% (LIBOR 3 Month + 3.00%), 3/3/2021	3,130,550	2,942,717
			2,942,717
	Energy — 0.6%
	Oil, Gas & Consumable Fuels — 0.6%
[o]	Citgo Petroleum Corp., 6.303% (LIBOR 3 Month + 3.50%), 7/29/2021	4,453,488	4,347,718

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[b,k]	Malamute Energy, Inc., 0.495%, 11/22/2022	$ 21,184	$ 21,184
[o]	McDermott Technology Americas, Inc., 7.522% (LIBOR 1 Month + 5.00%), 5/10/2025	2,982,488	2,776,189
			7,145,091
	Healthcare Equipment & Services — 0.3%
	Health Care Providers & Services — 0.3%
[o]	Prospect Medical Holdings, Inc., 7.938% (LIBOR 1 Month + 5.50%), 2/22/2024	3,617,166	3,562,909
			3,562,909
	Household & Personal Products — 0.2%
	Household Products — 0.2%
[o]	Energizer Holdings, Inc., 4.375% (LIBOR 1 Month + 2.00%), 6/30/2022	2,455,584	2,445,344
			2,445,344
	Materials — 0.2%
	Containers & Packaging — 0.2%
	Crown Americas, LLC
[o]	2.375% (EURIBOR + 2.37%), 4/3/2025	995,006	1,136,106
[o]	4.479% (LIBOR 1 Month + 2.00%), 4/3/2025	1,157,120	1,149,529
			2,285,635
	Media & Entertainment — 0.7%
	Media — 0.7%
[o]	ABG Intermediate Holdings 2, LLC, 10.272% (LIBOR 1 Month + 7.75%), 9/29/2025	3,000,000	2,932,500
[o]	Lamar Media Corp., 4.313% (LIBOR 1 Month + 1.75%), 3/14/2025	4,962,500	4,817,744
			7,750,244
	Retailing — 0.1%
	Specialty Retail — 0.1%
[o]	Office Depot, Inc., 7.705% (LIBOR 1 Month + 5.25%), 11/8/2022	962,744	968,357
			968,357
	Software & Services — 0.6%
	Information Technology Services — 0.5%
[o]	Cypress Intermediate Holdings III, Inc., 9.272% (LIBOR 1 Month + 6.75%), 4/27/2025	1,000,000	982,500
[p]	First Data Corporation, 7/8/2022	5,000,000	4,793,750
[o]	NeuStar, Inc. 5.022% (LIBOR 1 Month + 2.50%), 1/8/2020	393,300	388,580
	Internet Software & Services — 0.1%
[o]	CareerBuilder, LLC, 9.553% (LIBOR 3 Month + 6.75%), 7/31/2023	1,170,798	1,159,090
			7,323,920
	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
[o]	Colorado Buyer, Inc., 9.63% (LIBOR 1 Month + 7.25%), 5/1/2025	3,000,000	2,745,000
[g,o]	Intelsat Jackson Holdings S.A., 7.006% (LIBOR 1 Month + 4.50%), 1/2/2024	2,000,000	1,982,000
			4,727,000
	Transportation — 0.0%
	Airlines — 0.0%
[b,c,f,l]	OS Two, LLC, 12/15/2020	654,564	89,675
			89,675
	Total Loan Participations (Cost $57,285,142)		54,912,841
	Short-Term Investments — 9.9%
[q]	Thornburg Capital Management Fund	11,385,975	113,859,750
	Total Short-Term Investments (Cost $113,859,750)		113,859,750
	Total Investments — 99.5% (Cost $1,176,791,904)		$1,144,103,336
	Other Assets Less Liabilities — 0.5%		6,158,785
	Net Assets — 100.0%		$1,150,262,121

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	1,442,300	1/22/2019	1,655,126	$ 42,316	$ —
Euro	SSB	Sell	1,409,900	1/22/2019	1,617,946	47,240	—

Total						$ 89,556	—

Net unrealized appreciation/depreciation						$ 89,556

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Illiquid Security.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
c	Non-income producing.
d	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and illiquid. As of December 31, 2018, the aggregate value of these securities in the Fund’s portfolio was $10,860,226, representing 0.94% of the Fund’s net assets. Additional information is as follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Centaur Funding Corp., 9.08%, 4/21/2020	1/22/2014	$ 2,908,487	$ 2,523,400	0.2%
Citicorp Lease Pass-Through Trust 1999-1, 8.04%, 12/15/2019	12/31/2008	182,813	194,341	0.0
Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	8/08/2014	1,062,182	44,081	0.0
WCP Issuer, LLC, 6.657%, 8/15/2043	6/23/2016	357,067	395,337	0.0
WCP Issuer, LLC, 7.143%, 8/15/2043	8/01/2013	6,000,000	6,182,040	0.5
JPR Royalty Sub, LLC, 14.00%, 9/01/2020	3/01/2011	2,000,000	1,000,000	0.1
Northwind Holdings, LLC, 3.518%, 12/01/2037	1/29/2010	308,948	340,900	0.0
OS Two, LLC 0.000%, 12/15/2020	12/04/2015	438,169	89,675	0.0
Reilly 1997 A Mtg 1, 6.896%, 7/01/2020	3/07/2013	91,144	90,452	0.0

g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2018, the aggregate value of these securities in the Fund’s portfolio was $552,377,429, representing 48.02% of the Fund’s net assets.
i	Variable rate coupon, rate in effect at December 31, 2018.
j	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
k	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2018.
l	Bond in default.
m	Interest only security.
n	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2018.
o	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2018.
p	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
q	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FCB	Farm Credit Bank
GO	General Obligation
IO	Interest Only Security
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock(a)	$ 8,893	$ —	$ —	$ 8,893
Preferred Stock(a)	15,765,466	—	15,765,466	—
Asset Backed Securities	214,916,165	—	209,348,176	5,567,989
Corporate Bonds	703,774,794	—	703,175,035	599,759
Convertible Bonds	18,595,472	—	18,595,472	—
Municipal Bonds	6,749,620	—	6,749,620	—
Other Government	4,224,267	—	4,224,267	—
Mortgage Backed	11,296,068	—	11,205,616	90,452
Loan Participations	54,912,841	—	54,801,982	110,859
Short Term Investment	113,859,750	113,859,750	—	—
Total Investments in Securities	$ 1,144,103,336	$ 113,859,750	$ 1,023,865,634	$ 6,377,952(b)
Other Financial Instruments**
Forward Currency Contracts	$ 89,556	$ —	$ 89,556	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards, spots and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
(a)	At December 31, 2018, industry classifications for Common Stock and Preferred Stock in Level 2 and Level 3 consist of $9,153,000 in Banks, $2,982,959 in Energy, $1,115,000 in Miscellaneous, and $2,523,400 Telecommunication Services.
(b)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments for the period ended at December 31, 2018.

	FAIR VALUE AT December 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Common Stock	$ 8,893	Discount to valuation	Valuation and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity	$10.50/(N/A)
Asset-Backed Securities	5,567,989	Discounted cash flows	Third party vendor discounted cash flows	3.4%-5.4%/(3.72%)
Corporate Bond	44,081	Discount to valuation	Valuation and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity	$4.15/(N/A)
	555,678	Discounted cash flows	Third party vendor discounted cash flows	8.0%/(N/A)
Mortgage Backed	90,452	Unadjusted broker quote	Unadjusted broker quote	$100.00/(N/A)
Loan Participations	89,675	Discounted cash flows	Third party vendor discounted cash flows	30.00%/(N/A)
	21,184	Discount to valuation	Valuation and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity	$100.00/(N/A)
Total	$6,377,952
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no additional transfers between levels for the period ended December 31, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2018 is as follows:
	COMMON STOCK	ASSET BACKED SECURITIES	CORPORATE BONDS	MORTGAGE BACKED	LOAN PARTICIPATIONS	TOTAL (b)
Beginning Balance 9/30/2018	$ 8,893	$ 4,543,975	$ 44,081	$ 104,670	$ 248,379	$ 4,949,998
Accrued Discounts (Premiums)	–	590	3,441	(117)	–	3,914
Net Realized Gain (Loss)	–	4,473	–	(117)	–	4,356
Gross Purchases	–	4,999,803	555,678	–	6,484	5,561,965
Gross Sales	–	(1,985,479)	–	(14,218)	–	(1,999,697)
Net Change in Unrealized Appreciation (Depreciation)	–	(7,394)	(3,441)	234	(144,004)	(154,605)
Transfers into Level 3(a)	–	–	–	–	–	–
Transfers out of Level 3(a)	–	(1,987,979)	–	–	–	(1,987,979)
Ending Balance 12/31/2018	$ 8,893	$ 5,567,989	$ 599,759	$ 90,452	$ 110,859	$ 6,377,952

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
(b)	Level 3 investments represent 0.55% of total net assets at the period ended December 31, 2018. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2018 (Unaudited)

NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Thornburg Capital Management Fund	$139,164,733	$100,858,777	$(126,163,760)	$-	$-	$113,859,750	$678,909
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended December 31, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. The monthly average value of open sell currency contracts for the period ended December 31, 2018 was $3,362,628.
As of the period ended December 31, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the table located in the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the disclosure in the financial statements which appear in the Funds’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.
Because the Fund does not receive or post cash collateral in connection with its currency forward contracts during the period, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2018 is $89,556, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg Value Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock — 93.2%
	Banks — 7.0%
	Banks — 7.0%
	Citigroup, Inc.	391,156	$ 20,363,581
	JPMorgan Chase & Co.	382,211	37,311,438
			57,675,019
	Capital Goods — 1.0%
	Machinery — 1.0%
	ITT, Inc.	163,890	7,910,970
			7,910,970
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
	ADT, Inc.	231,584	1,391,820
			1,391,820
	Consumer Durables & Apparel — 2.0%
	Household Durables — 2.0%
[a]	Mohawk Industries, Inc.	142,596	16,678,028
			16,678,028
	Consumer Services — 5.2%
	Hotels, Restaurants & Leisure — 5.2%
	Aramark	520,712	15,085,027
	Domino’s Pizza Group plc	1,442,490	4,285,770
	Starbucks Corp.	355,700	22,907,080
			42,277,877
	Diversified Financials — 9.5%
	Capital Markets — 3.8%
	Apollo Global Management, LLC Class A	357,443	8,771,651
	Oaktree Capital Group, LLC	555,021	22,062,085
	Consumer Finance — 2.5%
	Capital One Financial Corp.	181,941	13,752,920
	Navient Corp.	734,797	6,473,562
	Diversified Financial Services — 0.9%
	AXA Equitable Holdings, Inc.	469,490	7,807,618
	Mortgage Real Estate Investment Trusts — 2.3%
	PennyMac Mortgage Investment Trust	1,017,045	18,937,378
			77,805,214
	Energy — 6.6%
	Energy Equipment & Services — 0.4%
[a]	McDermott International, Inc.	510,510	3,338,735
	Oil, Gas & Consumable Fuels — 6.2%
	Devon Energy Corp.	637,700	14,373,758
	Enterprise Products Partners L.P.	1,072,386	26,369,972
	Teekay LNG Partners L.P.	914,908	10,082,286
			54,164,751
	Food & Staples Retailing — 4.7%
	Food & Staples Retailing — 4.7%
[a]	US Foods Holding Corp.	1,227,123	38,826,172
			38,826,172
	Food, Beverage & Tobacco — 2.9%
	Food Products — 2.9%
[a]	Nomad Foods Ltd.	1,446,470	24,184,978
			24,184,978
	Healthcare Equipment & Services — 3.2%
	Health Care Equipment & Supplies — 3.2%
	Medtronic plc	284,725	25,898,586

SCHEDULE OF INVESTMENTS, Continued
Thornburg Value Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
			25,898,586
	Insurance — 3.9%
	Insurance — 3.9%
	Assured Guaranty Ltd.	828,063	$ 31,698,252
			31,698,252
	Materials — 5.5%
	Chemicals — 1.1%
	Huntsman Corp.	477,300	9,207,117
	Containers & Packaging — 4.4%
[a]	Owens-Illinois, Inc.	555,500	9,576,820
	RPC Group plc	3,210,999	26,684,656
			45,468,593
	Media & Entertainment — 11.4%
	Entertainment — 2.6%
	Activision Blizzard, Inc.	454,315	21,157,449
	Interactive Media & Services — 5.9%
[a]	Alphabet, Inc. Class C	33,858	35,063,684
[a]	Facebook, Inc. Class A	101,836	13,349,681
	Media — 2.9%
	Comcast Corp. Class A	711,400	24,223,170
			93,793,984
	Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
	Biotechnology — 5.9%
[a]	Alkermes plc	513,767	15,161,264
	Gilead Sciences, Inc.	533,439	33,366,610
	Life Sciences Tools & Services — 4.7%
	Thermo Fisher Scientific, Inc.	173,694	38,870,980
			87,398,854
	Retailing — 4.2%
	Internet & Direct Marketing Retail — 3.0%
[a]	Alibaba Group Holding Ltd. ADR	115,172	15,786,626
	Expedia Group, Inc.	75,856	8,545,179
	Specialty Retail — 1.2%
[a]	CarMax, Inc.	160,566	10,072,305
			34,404,110
	Software & Services — 1.5%
	Information Technology Services — 1.5%
	Cognizant Technology Solutions Corp. Class A	192,181	12,199,650
			12,199,650
	Technology Hardware & Equipment — 7.7%
	Communications Equipment — 1.3%
[a]	Casa Systems, Inc.	592,001	7,772,973
[a]	EchoStar Corp. Class A	69,625	2,556,630
	Electronic Equipment, Instruments & Components — 1.0%
[a]	Flex Ltd.	1,090,901	8,301,757
	Technology Hardware, Storage & Peripherals — 5.4%
	Apple, Inc.	92,267	14,554,197
	HP, Inc.	867,177	17,742,441
[a]	Pure Storage, Inc. Class A	773,287	12,434,455
			63,362,453
	Telecommunication Services — 3.1%
	Wireless Telecommunication Services — 3.1%
	China Mobile Ltd.	2,674,772	25,738,340
			25,738,340
	Transportation — 1.8%
	Air Freight & Logistics — 1.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Value Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	United Parcel Service, Inc. Class B	151,101	$ 14,736,881
			14,736,881
	Utilities — 1.2%
	Electric Utilities — 1.2%
	Fortis, Inc.	302,670	10,097,071
			10,097,071
	Total Common Stock (Cost $837,464,695)		765,711,603
	Short-Term Investments — 6.8%
[b]	Thornburg Capital Management Fund	5,585,764	55,857,641
	Total Short-Term Investments (Cost $55,857,641)		55,857,641
	Total Investments — 100.0% (Cost $893,322,336)		$821,569,244
	Other Assets Less Liabilities — 0.0%		190,976
	Net Assets — 100.0%		$821,760,220

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	15,428,900	2/8/2019	19,700,626	$ 577,485	$ —
Great Britain Pound	SSB	Buy	2,163,500	2/8/2019	2,762,498	—	(977)
Euro	SSB	Sell	23,483,000	2/28/2019	27,031,624	—	(290,734)
Euro	SSB	Buy	2,790,300	2/28/2019	3,211,955	25,427	—

Total						$ 602,912	$ (291,711)

Net unrealized appreciation/depreciation						$ 311,201

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Value Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Value Fund	December 31, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 765,711,603	$ 765,711,603	$ —	$ —
Short Term Investment	55,857,641	55,857,641	—	—
Total Investments in Securities	$ 821,569,244	$ 821,569,244	$ —	$ —
Other Financial Instruments**
Forward Currency Contracts	$ 602,912	$ —	$ 602,912	$ —
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$ (291,711)	$ —	$ (291,711)	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Value Fund	December 31, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards, spots and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels 1 and 2 for the period ended December 31, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Thornburg Capital Management Fund	$112,260,426	$43,999,958	$(100,402,743)	$-	$-	$55,857,641	$439,715
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended December 31, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. The monthly average value of open sell currency contracts for the period ended December 31, 2018 was $47,606,273.
As of the period ended December 31, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the table located in the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the disclosure in the financial statements which appear in the Funds’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.
Because the Fund does not receive or post cash collateral in connection with its currency forward contracts during the period, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Value Fund	December 31, 2018 (Unaudited)

outstanding forward currency contracts at December 31, 2018 is $311,201, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg International Value Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock — 95.6%
	Banks — 3.1%
	Banks — 3.1%
[a]	Commerzbank AG	2,538,623	$ 16,820,587
	UniCredit S.p.A.	7,514,501	85,184,738
			102,005,325
	Capital Goods — 12.1%
	Aerospace & Defense — 2.3%
	Safran S.A.	634,914	76,673,494
	Construction & Engineering — 5.5%
	Ferrovial S.A.	5,074,331	102,877,192
	Vinci S.A.	961,611	79,349,150
	Electrical Equipment — 2.2%
	Prysmian S.p.A.	3,806,083	73,567,006
	Machinery — 2.1%
	CNH Industrial N.V.	3,928,301	35,322,667
[a]	Knorr-Bremse AG	351,500	31,662,712
			399,452,221
	Commercial & Professional Services — 1.1%
	Professional Services — 1.1%
	Recruit Holdings Co. Ltd.	1,505,539	36,572,215
			36,572,215
	Consumer Durables & Apparel — 3.8%
	Textiles, Apparel & Luxury Goods — 3.8%
	adidas AG	396,773	82,919,502
	Kering S.A.	88,534	41,751,799
			124,671,301
	Consumer Services — 2.8%
	Diversified Consumer Services — 2.8%
[a]	TAL Education Group ADR	3,453,654	92,143,489
			92,143,489
	Diversified Financials — 4.0%
	Capital Markets — 4.0%
	Deutsche Boerse AG	420,852	50,605,950
	Hong Kong Exchanges & Clearing Ltd.	1,963,185	56,810,896
	UBS Group AG	2,079,824	25,889,354
			133,306,200
	Energy — 9.5%
	Oil, Gas & Consumable Fuels — 9.5%
	China Petroleum & Chemical Corp. Class H	100,296,909	71,599,479
	Eni S.p.A.	537,760	8,470,670
	Reliance Industries Ltd.	5,829,510	93,957,690
	Royal Dutch Shell plc Sponsored ADR Class A	2,394,331	139,517,667
			313,545,506
	Food, Beverage & Tobacco — 8.0%
	Beverages — 2.3%
	Kweichow Moutai Co. Ltd. Class A	855,251	73,496,751
	Food Products — 5.7%
	Danone S.A.	1,522,232	107,279,395
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	24,466,276	81,534,060
			262,310,206
	Healthcare Equipment & Services — 1.2%
	Health Care Providers & Services — 1.2%
	Fresenius Medical Care AG & Co. KGaA	609,375	39,545,550
			39,545,550
	Household & Personal Products — 2.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Household Products — 2.1%
	Reckitt Benckiser Group plc	897,469	$ 68,783,536
	Personal Products — 0.6%
	Kose Corp.	120,198	18,928,128
			87,711,664
	Insurance — 8.4%
	Insurance — 8.4%
	AXA S.A.	4,141,699	89,487,815
	NN Group N.V.	1,323,526	52,771,746
	Ping An Insurance Group Co. of China Ltd. Class H	15,392,417	135,928,183
			278,187,744
	Materials — 3.9%
	Chemicals — 3.9%
	Nutrien Ltd.	656,172	30,840,084
	Shin-Etsu Chemical Co. Ltd.	1,249,167	97,284,700
			128,124,784
	Media & Entertainment — 4.8%
	Entertainment — 2.3%
[a]	Ubisoft Entertainment S.A.	930,011	75,100,654
	Interactive Media & Services — 2.5%
	Tencent Holdings Ltd.	2,087,050	83,689,892
			158,790,546
	Pharmaceuticals, Biotechnology & Life Sciences — 3.5%
	Pharmaceuticals — 3.5%
[a]	Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,069,299	47,328,591
	Yunnan Baiyao Group Co. Ltd. Class A	6,459,697	69,586,377
			116,914,968
	Retailing — 2.6%
	Internet & Direct Marketing Retail — 2.0%
[a]	Alibaba Group Holding Ltd. ADR	487,379	66,805,040
	Specialty Retail — 0.6%
	Industria de Diseno Textil S.A.	726,952	18,615,427
			85,420,467
	Semiconductors & Semiconductor Equipment — 4.9%
	Semiconductors & Semiconductor Equipment — 4.9%
	Infineon Technologies AG	4,815,027	95,799,503
	NXP Semiconductors N.V.	914,545	67,017,857
			162,817,360
	Software & Services — 2.9%
	Software — 2.9%
	SAP SE	965,767	96,190,411
			96,190,411
	Technology Hardware & Equipment — 2.0%
	Electronic Equipment, Instruments & Components — 2.0%
	Keyence Corp.	127,762	64,903,865
			64,903,865
	Telecommunication Services — 2.8%
	Wireless Telecommunication Services — 2.8%
	SoftBank Group Corp.	1,387,873	92,499,542
			92,499,542
	Transportation — 3.6%
	Road & Rail — 3.6%
	Canadian Pacific Railway Ltd.	676,138	120,095,632
			120,095,632
	Utilities — 7.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Electric Utilities — 7.9%
	Electricite de France S.A.	12,025,058	$ 190,132,346
	Iberdrola S.A.	8,792,018	70,695,484
			260,827,830
	Total Common Stock (Cost $3,137,775,610)		3,156,036,826
	Short-Term Investments — 3.6%
[b]	Thornburg Capital Management Fund	11,837,817	118,378,171
	Total Short-Term Investments (Cost $118,378,171)		118,378,171
	Total Investments — 99.2% (Cost $3,256,153,781)		$3,274,414,997
	Other Assets Less Liabilities — 0.8%		27,391,942
	Net Assets — 100.0%		$3,301,806,939

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	CBK	Sell	179,841,900	1/25/2019	206,431,249	$ 1,901,205	$ —
Euro	CBK	Buy	23,269,800	1/25/2019	26,710,204	153,545	—
Euro	CBK	Buy	16,136,900	1/25/2019	18,522,716	186,766	—
Euro	CBK	Buy	13,592,000	1/25/2019	15,601,557	18,259	—

Total						$ 2,259,775	—

Net unrealized appreciation/depreciation						$ 2,259,775

*	Counterparty includes Citibank N.A. ("CBK").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Value Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	December 31, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 3,156,036,826	$ 3,156,036,826	$ —	$ —
Short Term Investment	118,378,171	118,378,171	—	—
Total Investments in Securities	$ 3,274,414,997	$ 3,274,414,997	$ —	$ —
Other Financial Instruments**
Forward Currency Contracts	$ 2,259,775	$ —	$ 2,259,775	$ —
Spot Currency	32,172	32,172	—	—
Total Other Financial Instruments	$ 2,291,947	$ 32,172	$ 2,259,775	$ —
Liabilities
Other Financial Instruments**
Spot Currency	$ (163,292)	$ (163,292)	$ —	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	December 31, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards, spots and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Level 1 and Level 2 for the period ended December 31, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2018 is as follows:
	COMMON STOCK	TOTAL
Beginning Balance 9/30/2018	$ 69,188,477	$ 69,188,477
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	(827,789)	(827,789)
Gross Purchases	–	–
Gross Sales	(2,105,459)	(2,105,459)
Net Change in Unrealized Appreciation (Depreciation)	609,506	609,506
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	(66,864,735)	(66,864,735)
Ending Balance 12/31/2018	$ –	$ –

(a)	Transfers out of Level 3 were were due to changes in market activity (e.g.) frequency of trades, which resulted in available market inputs to determine price during the period ended December 31, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Thornburg Capital Management Fund	$214,290,589	$519,351,000	$(615,263,418)	$-	$-	$118,378,171	$990,019
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended December 31, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. The monthly average value of open sell currency contracts for the period ended December 31, 2018 was $347,543,927.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	December 31, 2018 (Unaudited)

As of the period ended December 31, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the table located in the Schedule of Investments which were entered into with Citibank N.A. (“CBK”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with CBK, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with CBK does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the disclosure in the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financials.
Because the Fund does not receive or post cash collateral in connection with its currency forward contracts during the period, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2018 is $2,259,775, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg Core Growth Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock — 97.2%
	Banks — 2.6%
	Banks — 2.6%
	JPMorgan Chase & Co.	152,434	$ 14,880,607
			14,880,607
	Consumer Durables & Apparel — 1.5%
	Household Durables — 1.5%
	DR Horton, Inc.	258,164	8,947,964
			8,947,964
	Consumer Services — 2.7%
	Hotels, Restaurants & Leisure — 2.7%
	Las Vegas Sands Corp.	296,200	15,417,210
			15,417,210
	Diversified Financials — 5.7%
	Capital Markets — 5.7%
	Affiliated Managers Group, Inc.	103,465	10,081,630
	Charles Schwab Corp.	254,500	10,569,385
	CME Group, Inc.	64,650	12,161,958
			32,812,973
	Energy — 2.9%
	Oil, Gas & Consumable Fuels — 2.9%
[a]	Concho Resources, Inc.	77,309	7,946,592
	Pioneer Natural Resources Co.	65,924	8,670,325
			16,616,917
	Food, Beverage & Tobacco — 7.1%
	Beverages — 4.6%
	Fomento Economico Mexicano SAB de CV Sponsored ADR	141,500	12,176,075
[a]	Monster Beverage Corp.	288,525	14,201,200
	Food Products — 2.5%
	Kerry Group plc Class A	149,820	14,848,263
			41,225,538
	Healthcare Equipment & Services — 6.7%
	Health Care Equipment & Supplies — 3.8%
[a]	DexCom, Inc.	91,306	10,938,459
[a]	Inogen, Inc.	26,250	3,259,462
[a]	Nevro Corp.	201,203	7,824,785
	Health Care Providers & Services — 2.9%
[a]	DaVita, Inc.	201,007	10,343,820
[a]	HealthEquity, Inc.	102,500	6,114,125
			38,480,651
	Materials — 1.9%
	Chemicals — 1.9%
	CF Industries Holdings, Inc.	247,268	10,758,631
			10,758,631
	Media & Entertainment — 17.1%
	Entertainment — 4.4%
	Activision Blizzard, Inc.	328,200	15,284,274
[a]	Netflix, Inc.	38,306	10,252,984
	Interactive Media & Services — 9.4%
[a]	Alphabet, Inc. Class C	19,785	20,489,544
	Auto Trader Group plc	1,479,074	8,574,014
[a]	Cargurus, Inc.	239,300	8,071,589
[a]	Facebook, Inc. Class A	129,500	16,976,155
	Media — 3.3%
	Comcast Corp. Class A	550,763	18,753,480
			98,402,040

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Growth Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Pharmaceuticals, Biotechnology & Life Sciences — 4.7%
	Biotechnology — 4.7%
[a]	Alexion Pharmaceuticals, Inc.	129,325	$ 12,591,082
[a]	Alkermes plc	199,692	5,892,911
	Gilead Sciences, Inc.	136,300	8,525,565
			27,009,558
	Retailing — 13.7%
	Internet & Direct Marketing Retail — 10.7%
[a]	Alibaba Group Holding Ltd. ADR	92,839	12,725,442
[a]	Amazon.com, Inc.	17,005	25,541,000
[a]	Booking Holdings, Inc.	5,445	9,378,577
	Expedia Group, Inc.	123,576	13,920,836
	Specialty Retail — 3.0%
	TJX Companies, Inc.	383,684	17,166,022
			78,731,877
	Semiconductors & Semiconductor Equipment — 1.1%
	Semiconductors & Semiconductor Equipment — 1.1%
	Texas Instruments, Inc.	66,800	6,312,600
			6,312,600
	Software & Services — 27.8%
	Information Technology Services — 14.3%
[a]	FleetCor Technologies, Inc.	115,356	21,423,916
[a]	PayPal Holdings, Inc.	161,600	13,588,944
	Visa, Inc. Class A	161,000	21,242,340
[a]	Wix.com Ltd.	114,182	10,315,202
[a]	Worldpay, Inc. Class A	211,421	16,158,907
	Software — 13.5%
[a]	Globant S.A.	190,509	10,729,467
[a]	Pivotal Software, Inc.	531,900	8,696,565
[a]	Proofpoint, Inc.	121,003	10,141,261
[a]	ServiceNow, Inc.	78,712	14,014,672
[a]	Splunk, Inc.	87,374	9,161,164
	SS&C Technologies Holdings, Inc.	320,955	14,478,280
[a]	Workday, Inc. Class A	64,828	10,351,735
			160,302,453
	Technology Hardware & Equipment — 1.7%
	Technology Hardware, Storage & Peripherals — 1.7%
	Apple, Inc.	62,522	9,862,220
			9,862,220
	Total Common Stock (Cost $550,529,118)		559,761,239
	Short-Term Investments — 3.3%
[b]	Thornburg Capital Management Fund	1,899,427	18,994,270
	Total Short-Term Investments (Cost $18,994,270)		18,994,270
	Total Investments — 100.5% (Cost $569,523,388)		$578,755,509
	Liabilities Net of Other Assets — (0.5)%		(2,926,824)
	Net Assets — 100.0%		$575,828,685

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Growth Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Growth Fund	December 31, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 559,761,239	$ 559,761,239	$ —	$ —
Short Term Investment	18,994,270	18,994,270	—	—
Total Investments in Securities	$ 578,755,509	$ 578,755,509	$ —	$ —

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Level 1 and Level 2 for the period ended December 31, 2018.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Growth Fund	December 31, 2018 (Unaudited)

NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Thornburg Capital Management Fund	$43,785,824	$75,110,735	$(99,902,289)	$-	$-	$18,994,270	$134,753
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.
During the period ended December 31, 2018, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock — 95.3%
	Banks — 2.2%
	Banks — 1.1%
[a]	Commerzbank AG	2,188,171	$ 14,498,537
	Thrifts & Mortgage Finance — 1.1%
	Housing Development Finance Corp. Ltd.	550,469	15,493,398
			29,991,935
	Commercial & Professional Services — 3.4%
	Commercial Services & Supplies — 2.2%
	Edenred	804,647	29,602,981
	Professional Services — 1.2%
	Nihon M&A Center, Inc.	851,500	17,215,674
			46,818,655
	Consumer Durables & Apparel — 1.5%
	Textiles, Apparel & Luxury Goods — 1.5%
	adidas AG	100,144	20,928,568
			20,928,568
	Consumer Services — 11.7%
	Diversified Consumer Services — 2.3%
[a]	TAL Education Group ADR	1,193,138	31,832,922
	Hotels, Restaurants & Leisure — 9.4%
	Alsea SAB de CV	4,554,851	11,876,325
	Domino’s Pizza Enterprises Ltd.	237,272	6,793,529
	Domino’s Pizza Group plc	9,110,156	27,067,112
	Evolution Gaming Group AB	101,221	5,818,841
	Galaxy Entertainment Group Ltd.	6,016,834	38,265,543
	Merlin Entertainments plc	3,305,114	13,375,315
	Sands China Ltd.	5,422,200	23,750,905
			158,780,492
	Diversified Financials — 6.0%
	Capital Markets — 6.0%
	Hargreaves Lansdown plc	817,950	19,276,914
	Japan Exchange Group, Inc.	2,041,513	33,135,820
	St James’s Place plc	2,464,497	29,653,375
			82,066,109
	Energy — 2.8%
	Oil, Gas & Consumable Fuels — 2.8%
	Royal Dutch Shell plc Class A	1,288,629	37,878,229
			37,878,229
	Food & Staples Retailing — 0.5%
	Food & Staples Retailing — 0.5%
	PriceSmart, Inc.	105,586	6,240,133
			6,240,133
	Food, Beverage & Tobacco — 9.5%
	Beverages — 2.6%
	Fomento Economico Mexicano SAB de CV Sponsored ADR	410,019	35,282,135
	Food Products — 4.6%
	Danone S.A.	413,274	29,125,511
	Kerry Group plc Class A	336,048	33,304,826
	Tobacco — 2.3%
	ITC Ltd.	7,561,419	30,499,113
			128,211,585
	Healthcare Equipment & Services — 4.2%
	Health Care Equipment & Supplies — 1.6%
	Essilor International Cie Generale d’Optique S.A.	164,500	20,817,155
	Health Care Providers & Services — 2.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Fresenius Medical Care AG & Co. KGaA	549,126	$ 35,635,675
			56,452,830
	Household & Personal Products — 1.7%
	Personal Products — 1.7%
	Kose Corp.	149,100	23,479,458
			23,479,458
	Media & Entertainment — 16.0%
	Entertainment — 4.2%
	Activision Blizzard, Inc.	449,000	20,909,930
[a]	Ubisoft Entertainment S.A.	447,372	36,126,379
	Interactive Media & Services — 11.8%
	Auto Trader Group plc	5,372,004	31,140,862
[a]	Baidu, Inc. Sponsored ADR	144,732	22,954,495
	carsales.com Ltd.	2,733,510	21,178,821
	Tencent Holdings Ltd.	1,249,600	50,108,473
[a]	Yandex N.V. Class A	1,273,138	34,820,324
			217,239,284
	Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
	Biotechnology — 0.9%
	CSL Ltd.	93,200	12,154,903
	Life Sciences Tools & Services — 1.9%
	Lonza Group AG	101,300	26,249,985
	Pharmaceuticals — 4.1%
	AstraZeneca plc	599,265	44,859,327
	Yunnan Baiyao Group Co. Ltd. Class A	958,969	10,330,388
			93,594,603
	Retailing — 15.5%
	Internet & Direct Marketing Retail — 10.5%
[a]	Alibaba Group Holding Ltd. ADR	325,730	44,647,811
[a]	ASOS plc	713,660	20,712,295
[a]	Booking Holdings, Inc.	10,427	17,959,673
[a]	Boozt AB	2,597,563	13,261,919
[a]	Farfetch Ltd. Class A	539,200	9,549,232
[a]	Zalando SE	610,643	15,700,012
	ZOZO Inc.	1,122,800	20,590,557
	Internet Software & Services — 3.1%
[a]	Just Eat plc	5,238,614	39,181,436
[a]	Mercari, Inc.	193,365	3,249,654
	Multiline Retail — 1.9%
	B&M European Value Retail S.A.	6,916,508	24,816,419
			209,669,008
	Software & Services — 11.5%
	Information Technology Services — 11.1%
	Mastercard, Inc. Class A	174,977	33,009,411
	Visa, Inc. Class A	251,232	33,147,550
	Wirecard AG	263,798	40,138,331
[a]	Worldpay, Inc. Class A	579,976	44,723,856
	Software — 0.4%
[a]	Blue Prism Group plc	325,012	4,581,718
			155,600,866
	Transportation — 1.9%
	Airlines — 1.9%
[a]	Ryanair Holdings plc Sponsored ADR	364,115	25,975,964
			25,975,964
	Total Common Stock (Cost $1,299,195,252)		1,292,927,719
	Short-Term Investments — 4.4%
[b]	Thornburg Capital Management Fund	5,891,787	58,917,870

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2018 (Unaudited)

	SHARES	VALUE
Total Short-Term Investments (Cost $58,917,870)		58,917,870
Total Investments — 99.7% (Cost $1,358,113,122)		$1,351,845,589
Other Assets Less Liabilities — 0.3%		4,318,120
Net Assets — 100.0%		$1,356,163,709

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 1,292,927,719	$ 1,292,927,719	$ —	$ —
Short Term Investment	58,917,870	58,917,870	—	—
Total Investments in Securities	$ 1,351,845,589	$ 1,351,845,589	$ —	$ —

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Level 1 and Level 2 for the period ended December 31, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2018 is as follows:

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2018 (Unaudited)

	COMMON STOCK	TOTAL
Beginning Balance 9/30/2018	$ 9,788,157	$ 9,788,157
Accrued Discounts (Premiums)	–	-
Net Realized Gain (Loss)	–	-
Gross Purchases	-	–
Gross Sales	–	-
Net Change in Unrealized Appreciation (Depreciation)	-	-
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	(9,788,157)	(9,788,157)
Ending Balance 12/31/2018	$ -	$ -

(a)	Transfers out of Level 3 were due to changes in market activity (e.g.) frequency of trades, which resulted in available market inputs to determine price during the period ended December 31, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Thornburg Capital Management Fund	$175,966,031	$61,523,886	$(178,572,047)	$-	$-	$58,917,870	$753,626
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended December 31, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.
As of the period ended December 31, 2018, the Fund did not have any outstanding forward foreign currency contracts.

SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 89.5%
	Banks — 4.7%
	Banks — 4.7%
	BNP Paribas S.A.	2,402,672	$ 108,669,174
	Citigroup, Inc.	1,091,435	56,820,106
	HSBC Holdings plc	8,163,301	67,554,039
	ING Groep N.V.	2,752,300	29,673,935
	JPMorgan Chase & Co.	3,849,000	375,739,380
			638,456,634
	Capital Goods — 4.5%
	Aerospace & Defense — 0.6%
	BAE Systems plc	12,927,000	75,661,242
	Construction & Engineering — 1.5%
	Ferrovial S.A.	2,296,654	46,562,456
	Vinci S.A.	1,957,619	161,536,634
	Industrial Conglomerates — 2.4%
[a]	Hopewell Holdings Ltd.	28,564,340	125,485,383
	Jasmine Broadband Internet Infrastructure Fund	177,442,000	54,496,929
	NWS Holdings Ltd.	17,099,000	35,069,273
	Siemens AG	987,000	110,122,652
			608,934,569
	Consumer Services — 1.8%
	Hotels, Restaurants & Leisure — 1.8%
	Las Vegas Sands Corp.	3,596,600	187,203,030
	Wynn Macau Ltd.	26,825,200	58,511,515
			245,714,545
	Diversified Financials — 14.2%
	Capital Markets — 9.8%
[b]	Apollo Investment Corp.	8,172,718	101,341,703
	Ares Capital Corp.	15,865,000	247,176,700
	CME Group, Inc.	3,456,000	650,142,720
	Deutsche Boerse AG	420,200	50,527,549
	Lazard Ltd. Class A	1,378,738	50,889,220
[b]	Solar Capital Ltd.	4,607,900	88,425,601
	UBS Group AG	12,617,072	157,055,525
	Diversified Financial Services — 1.3%
	AXA Equitable Holdings, Inc.	10,823,100	179,988,153
	Mortgage Real Estate Investment Trusts — 3.1%
	Chimera Investment Corp.	8,900,000	158,598,000
	Granite Point Mortgage Trust, Inc.	1,417,500	25,557,525
[b]	MFA Financial, Inc.	34,982,751	233,684,777
			1,943,387,473
	Energy — 12.1%
	Oil, Gas & Consumable Fuels — 12.1%
	Eni S.p.A.	14,805,852	233,218,323
	LUKOIL PJSC Sponsored ADR	721,500	51,572,820
[a,c,d]	Malamute Energy, Inc.,	12,439	130,610
	ONEOK, Inc.	3,853,800	207,912,510
	Repsol S.A.	20,071,800	166,500,150
	Royal Dutch Shell plc Sponsored ADR Class A	8,100,000	471,987,000
	Suncor Energy, Inc.	1,540,000	43,012,159
	TOTAL S.A.	6,458,200	341,708,010
	Valero Energy Corp.	1,769,000	132,621,930
			1,648,663,512
	Food & Staples Retailing — 2.5%
	Food & Staples Retailing — 2.5%
	Walgreens Boots Alliance, Inc.	5,049,000	344,998,170
			344,998,170

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

	SHARES/ PRINCIPAL AMOUNT	VALUE
Food, Beverage & Tobacco — 2.4%
Food Products — 0.5%
Nestle S.A.	877,700	$ 71,258,989
Tobacco — 1.9%
KT&G Corp.	2,808,000	255,432,873
		326,691,862
Insurance — 2.2%
Insurance — 2.2%
Assicurazioni Generali S.p.A.	765,047	12,797,664
AXA S.A.	780,800	16,870,392
Legal & General Group plc	9,940,500	29,268,068
NN Group N.V.	5,951,300	237,290,760
		296,226,884
Materials — 4.4%
Chemicals — 1.6%
LG Chem Ltd.	238,700	74,232,748
LyondellBasell Industries N.V. Class A	1,780,000	148,024,800
Metals & Mining — 2.8%
Glencore plc	44,024,000	163,485,169
MMC Norilsk Nickel PJSC ADR	11,346,400	212,858,464
		598,601,181
Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
Pharmaceuticals — 6.4%
AstraZeneca plc	1,619,300	121,216,337
Merck & Co., Inc.	3,999,000	305,563,590
Novartis AG	1,402,400	119,908,125
Pfizer, Inc.	2,786,000	121,608,900
Roche Holding AG	831,400	205,883,365
		874,180,317
Real Estate — 3.1%
Equity Real Estate Investment Trusts — 3.1%
Colony Capital, Inc.	1,008,200	4,718,376
Crown Castle International Corp.	1,555,648	168,990,042
Lamar Advertising Co. Class A	1,621,351	112,165,062
Outfront Media, Inc.	3,327,100	60,287,052
Washington Real Estate Investment Trust	3,139,840	72,216,320
		418,376,852
Retailing — 1.7%
Specialty Retail — 1.7%
Home Depot, Inc.	1,385,100	237,987,882
		237,987,882
Semiconductors & Semiconductor Equipment — 6.7%
Semiconductors & Semiconductor Equipment — 6.7%
ASE Technology Holding Co. Ltd.	27,776,977	52,685,615
Broadcom, Inc.	820,000	208,509,600
QUALCOMM, Inc.	5,442,000	309,704,220
Taiwan Semiconductor Manufacturing Co., Ltd.	45,999,000	337,468,670
		908,368,105
Technology Hardware & Equipment — 0.8%
Technology Hardware, Storage & Peripherals — 0.8%
Samsung Electronics Co., Ltd.	3,262,900	113,169,233
		113,169,233
Telecommunication Services — 14.8%
Diversified Telecommunication Services — 9.1%
AT&T, Inc.	7,913,000	225,837,020
BT Group plc	101,324,520	307,501,889
Deutsche Telekom AG	4,708,100	79,943,586

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Koninklijke KPN N.V.	28,813,900	$ 84,514,602
	Orange S.A.	33,129,680	537,300,018
	Wireless Telecommunication Services — 5.7%
	China Mobile Ltd.	58,673,774	564,595,986
	MTN Group Ltd.	8,286,886	51,262,058
	Vodafone Group plc	86,273,224	168,134,699
			2,019,089,858
	Transportation — 1.7%
	Airlines — 0.1%
	easyJet plc	1,048,000	14,760,375
	Transportation Infrastructure — 1.6%
	Atlantia SPA	7,816,878	161,838,270
	Sydney Airport	12,791,554	60,635,478
			237,234,123
	Utilities — 5.5%
	Electric Utilities — 5.2%
	Electricite de France S.A.	29,670,464	469,129,956
	Enel S.p.A.	40,862,671	236,151,968
	Multi-Utilities — 0.3%
	E.ON SE	4,724,541	46,699,170
			751,981,094
	Total Common Stock (Cost $10,950,663,068)		12,212,062,294
	Preferred Stock — 0.4%
	Banks — 0.1%
	Banks — 0.1%
[e,f]	First Tennessee Bank N.A., 3.75% (LIBOR 3 Month + 0.85%)	12,000	8,851,248
			8,851,248
	Diversified Financials — 0.0%
	Capital Markets — 0.0%
[f]	Morgan Stanley, Series A 4.00% (LIBOR 3 Month + 0.70%)	120,000	2,275,200
			2,275,200
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
	Crestwood Equity Partners L.P., 9.25%	2,166,596	20,095,178
			20,095,178
	Miscellaneous — 0.1%
	U.S. Government Agencies — 0.1%
	Farm Credit Bank of Texas, Series 1, 10.00%	9,000	10,035,000
			10,035,000
	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
[e,g]	Centaur Funding Corp., 9.08%, 4/21/2020	15,000	15,903,780
			15,903,780
	Total Preferred Stock (Cost $60,828,706)		57,160,406
	Asset Backed Securities — 0.3%
	Commercial MTG Trust — 0.0%
[h]	Citigroup Mortgage Loan Trust, Inc. CMO, Series 2004-HYB2 Class B1, 4.042%, 3/25/2034	$ 431,231	358,618
			358,618
	Other Asset Backed — 0.2%
[g,i]	CFG Investments Ltd., Series 2017-1 Class A, 7.87%, 11/15/2026	26,000,000	26,360,810
[e]	JPR Royalty Sub, LLC, 14.00%, 9/1/2020	5,000,000	2,500,000
[c,e,f]	Northwind Holdings, LLC, Series 2007-1A Class A1, 3.518% (LIBOR 3 Month + 0.78%), 12/1/2037	1,225,000	1,193,150
			30,053,960

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Residential MTG Trust — 0.1%
[h]	Bear Stearns ARM Trust CMO, Series 2003-6 Class 2B1, 4.49%, 8/25/2033	$ 71,095	$ 71,756
[f]	FBR Securitization Trust, Series 2005-2 Class M1 3.226% (LIBOR 1 Month + 0.72%), 9/25/2035	146,348	146,272
[h]	Merrill Lynch Mortgage Investors Trust CMO, Series 2004-A4 Class M1, 4.089%, 8/25/2034	3,122,089	2,896,970
			3,114,998
	Total Asset Backed Securities (Cost $35,914,477)		33,527,576
	Corporate Bonds — 7.1%
	Automobiles & Components — 0.0%
	Auto Components — 0.0%
[g,i]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	4,300,000	4,371,308
			4,371,308
	Banks — 0.1%
	Banks — 0.1%
[f,g,i,j]	BPCE S.A., 12.50% (LIBOR 3 Month + 12.98%), 9/30/2019	10,211,000	10,823,660
			10,823,660
	Capital Goods — 0.0%
	Machinery — 0.0%
	Mueller Industries, Inc., 6.00%, 3/1/2027	7,679,000	7,141,470
			7,141,470
	Consumer Durables & Apparel — 0.2%
	Commercial Services & Supplies — 0.1%
[g,i]	Cimpress N.V., 7.00%, 6/15/2026	18,000,000	17,280,000
	Leisure Products — 0.1%
	Vista Outdoor, Inc., 5.875%, 10/1/2023	10,625,000	9,668,750
			26,948,750
	Diversified Financials — 0.4%
	Capital Markets — 0.1%
[i]	Compass Group Diversified Holdings, LLC, 8.00%, 5/1/2026	17,000,000	16,830,000
	Consumer Finance — 0.1%
[i]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,218,750
	Diversified Financial Services — 0.2%
[i]	Antares Holdings L.P., 6.00%, 8/15/2023	18,000,000	17,793,780
[f,j]	JPMorgan Chase & Co., Series I 5.99% (LIBOR 3 Month + 3.47%), 1/30/2019	10,759,000	10,611,064
			52,453,594
	Energy — 2.5%
	Energy Equipment & Services — 0.2%
	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.50%, 11/1/2021	16,330,000	16,738,250
	Odebrecht Offshore Drilling Finance Ltd.,
[g,i]	6.72%, 12/1/2022	4,181,860	3,883,902
[g,i,k]	7.72%, 12/1/2026 PIK	15,554,042	4,044,206
[g,i,j]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.), 1/31/2019	2,337,727	24,079
[d,g,i,l]	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	11,640,133	1,163,996
	Oil, Gas & Consumable Fuels — 2.3%
[i]	CITGO Petroleum Corp., 6.25%, 8/15/2022	27,000,000	26,122,500
[i]	Enable Oklahoma Intrastate Transmission, LLC (Guaranty: Enable Midstream Partners L.P.), 6.25%, 3/15/2020	2,500,000	2,571,727
	Enbridge Energy Partners L.P., 9.875%, 3/1/2019	9,750,000	9,850,115
[f]	Energy Transfer Operating L.P., 5.559% (LIBOR 3 Month + 3.02%), 11/1/2066	13,820,000	9,812,200
[a,f]	Enterprise TE Partners L.P., Series 1 5.516% (LIBOR 3 Month + 2.78%), 6/1/2067	7,000,000	6,209,047
	HollyFrontier Corp., 5.875%, 4/1/2026	10,345,000	10,457,822
	Kinder Morgan Energy Partners L.P.,
	5.00%, 3/1/2043	10,000,000	9,074,130
	5.80%, 3/15/2035	10,000,000	10,223,223
	9.00%, 2/1/2019	8,000,000	8,034,511
	Kinder Morgan, Inc.,
	5.30%, 12/1/2034	23,630,000	23,161,210
	5.55%, 6/1/2045	5,000,000	4,951,846
[c,d,e,l]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	15,590,161	646,992

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	ONEOK Partners L.P., 8.625%, 3/1/2019	$ 8,000,000	$ 8,056,655
[g,i]	Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/2019	4,000,000	3,815,000
[d,l]	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	75,000
[c,g,i,k]	Schahin II Finance Co. SPV Ltd., 8.00%, 5/25/2020 PIK	650,939	605,373
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50%, 8/15/2022	7,497,000	7,122,150
[j,m]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%), 12/15/2022	17,000,000	15,980,000
	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	32,700,000	39,530,589
	Williams Companies, Inc.,
	3.70%, 1/15/2023	29,129,000	28,415,639
	4.55%, 6/24/2024	69,318,000	69,991,063
	5.75%, 6/24/2044	14,198,000	14,269,407
			334,830,632
	Food & Staples Retailing — 0.1%
	Food & Staples Retailing — 0.1%
[i]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	7,860,000	7,525,950
			7,525,950
	Food, Beverage & Tobacco — 0.4%
	Food Products — 0.1%
	B&G Foods, Inc., 5.25%, 4/1/2025	10,000,000	9,300,000
[g,i]	BRF S.A., 4.75%, 5/22/2024	6,000,000	5,512,500
	Tobacco — 0.3%
	Vector Group Ltd.,
[i]	6.125%, 2/1/2025	20,776,000	17,659,600
[i]	10.50%, 11/1/2026	30,000,000	28,800,000
			61,272,100
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[i]	Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026	2,500,000	2,293,750
[i]	Energizer Holdings, Inc., 5.50%, 6/15/2025	7,500,000	6,768,750
			9,062,500
	Insurance — 0.5%
	Insurance — 0.5%
[f,g,i,j]	Dai-ichi Life Insurance Co. Ltd., 7.25% (LIBOR 3 Month + 4.56%), 7/25/2021	9,000,000	9,540,000
[i]	MetLife, Inc., 9.25%, 4/8/2038	12,000,000	15,120,000
[i,m]	National Life Insurance Co., 5.25% (LIBOR 3 Month + 3.31%), 7/19/2068	3,450,000	3,426,952
[f,g,i]	QBE Insurance Group Ltd., 7.50% (USSW10 + 6.03%), 11/24/2043	40,000,000	42,750,000
			70,836,952
	Materials — 0.4%
	Chemicals — 0.2%
	Consolidated Energy Finance S.A.,
[f,g,i]	6.538% (LIBOR 3 Month + 3.75%), 6/15/2022	5,500,000	5,486,221
[g,i]	6.875%, 6/15/2025	13,000,000	12,382,500
[g,i]	Kissner Holdings L.P. / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022	14,520,000	14,447,400
	Construction Materials — 0.1%
[g,i]	CIMPOR Financial Operations B.V., 5.75%, 7/17/2024	8,000,000	6,640,000
	Metals & Mining — 0.1%
[i]	International Wire Group, Inc., 10.75%, 8/1/2021	15,780,000	14,044,200
			53,000,321
	Media & Entertainment — 0.4%
	Hotels, Restaurants & Leisure — 0.1%
	Speedway Motorsports, Inc. 5.125%, 2/1/2023	10,771,000	10,555,580
	Media — 0.3%
	DISH DBS Corp., 5.125%, 5/1/2020	4,000,000	3,950,000
[i]	Salem Media Group, Inc., 6.75%, 6/1/2024	14,984,000	13,298,300
[g,i]	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028	10,000,000	9,050,000
	Time Warner Cable, LLC, 8.75%, 2/14/2019	14,000,000	14,078,166
			50,932,046
	Real Estate — 0.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Equity Real Estate Investment Trusts — 0.0%
	CoreCivic, Inc. 4.75%, 10/15/2027	$ 4,295,000	$ 3,554,112
			3,554,112
	Software & Services — 0.1%
	Information Technology Services — 0.1%
[i]	Alliance Data Systems Corp., 5.375%, 8/1/2022	10,000,000	9,750,000
[i]	Harland Clarke Holdings Corp., 8.375%, 8/15/2022	6,500,000	5,923,125
			15,673,125
	Technology Hardware & Equipment — 0.1%
	Communications Equipment — 0.1%
[i]	Anixter, Inc. 6.00%, 12/1/2025	8,000,000	7,940,000
			7,940,000
	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.4%
[g]	Deutsche Telekom International Finance B.V. (Guaranty: Deutsche Telekom AG), 8.75%, 6/15/2030	26,150,000	34,106,860
[g,i]	Digicel Ltd., 6.00%, 4/15/2021	51,737,000	46,433,958
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,202,080
[g]	Telefonica Emisiones SAU (Guaranty: Telefonica S.A.), 7.045%, 6/20/2036	85,390,000	97,302,010
	Wireless Telecommunication Services — 0.2%
	Millicom International Cellular SA
[g,i]	5.125%, 1/15/2028	2,800,000	2,492,000
[g,i]	6.00%, 3/15/2025	28,423,000	28,082,492
[g,i]	6.625%, 10/15/2026	2,200,000	2,227,720
			219,847,120
	Transportation — 0.1%
	Airlines — 0.1%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95%, 7/15/2024	3,548,573	3,601,979
[g,i]	Guanay Finance Ltd., 6.00%, 12/15/2020	6,721,298	6,763,306
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25%, 10/22/2024	1,547,420	1,634,540
	Hotels, Restaurants & Leisure — 0.0%
[g,i]	Sands China Ltd., 5.40%, 8/8/2028	7,000,000	6,755,388
			18,755,213
	Utilities — 0.1%
	Electric Utilities — 0.0%
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	6,558,275
	Gas Utilities — 0.1%
	Sempra Energy, 9.80%, 2/15/2019	7,750,000	7,801,674
			14,359,949
	Total Corporate Bonds (Cost $943,778,987)		969,328,802
	Convertible Bonds — 0.0%
	Diversified Financials — 0.0%
	Consumer Finance — 0.0%
	EZCORP, Inc., 2.125%, 6/15/2019	4,353,000	4,237,550
			4,237,550
	Total Convertible Bonds (Cost $4,310,927)		4,237,550
	Municipal Bonds — 0.0%
	San Bernardino County Redevelopment Agency Successor Agency, Class A 8.45%, 9/1/2030	2,555,000	2,726,594
	Total Municipal Bonds (Cost $2,511,980)		2,726,594
	Other Government — 0.1%
	Brazilian Government International Bond (BRL), 12.50%, 1/5/2022	20,000,000	5,789,847
	Total Other Government (Cost $12,578,880)		5,789,847
	Loan Participations — 0.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Commercial & Professional Services — 0.4%
	Professional Services — 0.4%
[n]	Harland Clarke Holdings Corp., 7.553% (LIBOR 3 Month + 4.75%), 11/3/2023	$ 13,701,511	$ 12,334,785
[n,o]	Par Pacific Holdings, Inc. (LIBOR 1 Month + 6.75%), 12/17/2025	10,200,000	9,894,000
[n]	R.R. Donnelley & Sons Company 7.506% (LIBOR 1 Month + 5.00%), 1/15/2024	17,000,000	16,617,500
[n,o]	RGIS Services, LLC, 10.018% (LIBOR 1 Month + 7.50%), 3/31/2023	15,375,746	12,531,233
			51,377,518
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[c,k]	Malamute Energy, Inc., 0.495%, 11/22/2022	311,109	311,109
[n]	McDermott Technology Americas, Inc., 7.522% (LIBOR 1 Month + 5.00%), 5/10/2025	8,947,462	8,328,566
			8,639,675
	Media & Entertainment — 0.1%
	Media — 0.1%
[n]	ABG Intermediate Holdings 2, LLC, 10.272% (LIBOR 1 Month + 7.75%), 9/29/2025	15,000,000	14,662,500
			14,662,500
	Retailing — 0.0%
	Specialty Retail — 0.0%
[n]	Office Depot, Inc., 7.705% (LIBOR 1 Month + 5.25%), 11/8/2022	2,888,232	2,905,071
			2,905,071
	Software & Services — 0.0%
	Internet Software & Services — 0.0%
[n]	CareerBuilder, LLC, 9.553% (LIBOR 3 Month + 6.75%), 7/31/2023	5,853,988	5,795,448
			5,795,448
	Transportation — 0.1%
	Airlines — 0.1%
[c,d,e,l]	OS Two, LLC, 12/15/2020	4,254,414	582,855
[a,c,n]	Wheels Up Partners, LLC, 9.238% (LIBOR 3 Month + 6.50%), 8/17/2025	12,296,522	12,235,039
			12,817,894
	Total Loan Participations (Cost $102,317,693)		96,198,106
	Short-Term Investments — 0.6%
[b]	Thornburg Capital Management Fund	8,334,115	83,341,146
	Total Short-Term Investments (Cost $83,341,146)		83,341,146
	Total Investments — 98.7% (Cost $12,196,245,864)		$13,464,372,321
	Other Assets Less Liabilities — 1.3%		179,515,016
	Net Assets — 100.0%		$13,643,887,337

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	578,559,600	1/10/2019	737,686,503	$ 21,565,939	$ —
Great Britain Pound	SSB	Buy	72,557,900	1/10/2019	92,514,209	—	(424,625)
Swiss Franc	SSB	Sell	88,098,700	1/23/2019	89,790,808	—	(512,292)
Chinese Yuan Renminbi	SSB	Sell	2,733,190,100	1/25/2019	397,923,618	—	(6,062,788)
Korean Won	SSB	Sell	158,657,754,000	2/7/2019	142,332,247	—	(3,097,710)
Korean Won	SSB	Sell	20,001,144,800	2/7/2019	17,943,074	—	(197,404)
Korean Won	SSB	Sell	20,186,439,200	2/7/2019	18,109,302	—	(106,592)
Euro	SSB	Sell	1,548,511,500	2/15/2019	1,780,579,106	—	(17,067,624)
Thailand Baht	BBH	Sell	1,291,777,800	2/20/2019	39,710,441	—	(455,030)

Total						$ 21,565,939	$ (27,924,065)

Net unrealized appreciation/depreciation							$ (6,358,126)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Illiquid Security.
b	Investment in Affiliates.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
d	Non-income producing.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and illiquid. As of December 31, 2018, the aggregate value of these securities in the Fund’s portfolio was $29,678,025, representing 0.22% of the Fund’s net assets. Additional information is as follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Centaur Funding Corp., 9.08%, 4/21/2020	6/30/2010	$ 15,937,500	$ 15,903,780	0.1%
First Tennessee Bank N.A., 3.75%	3/17/2005	11,968,750	8,851,248	0.1
JPR Royalty Sub, LLC, 14.00%, 9/01/2020	3/01/2011	5,000,000	2,500,000	0.0
Northwind Holdings, LLC, 3.518%, 12/01/2037	1/29/2010	1,081,318	1,193,150	0.0
Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	8/08/2014	15,590,162	646,992	0.0
OS Two, LLC 0.000%, 12/15/2020	12/04/2015	2,847,035	582,855	0.0

f	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2018.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Variable rate coupon, rate in effect at December 31, 2018.
i	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2018, the aggregate value of these securities in the Fund’s portfolio was $474,023,203, representing 3.47% of the Fund’s net assets.
j	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
k	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2018.
l	Bond in default.
m	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
n	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2018.
o	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BRL	Denominated in Brazilian Real
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rates
MFA	Mortgage Finance Authority
SPA	Stand-by Purchase Agreement
SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock(a)	$ 12,212,062,294	$ 12,157,434,755	$ 54,496,929	$ 130,610
Preferred Stock(a)	57,160,406	2,275,200	54,885,206	—
Asset Backed Securities	33,527,576	—	32,334,426	1,193,150
Corporate Bonds	969,328,802	—	968,076,437	1,252,365
Convertible Bonds	4,237,550	—	4,237,550	—
Municipal Bonds	2,726,594	—	2,726,594	—
Other Government	5,789,847	—	5,789,847	—
Loan Participations	96,198,106	—	83,069,103	13,129,003
Short Term Investment	83,341,146	83,341,146	—	—
Total Investments in Securities	$ 13,464,372,321	$ 12,243,051,101	$ 1,205,616,092	$ 15,705,128(b)
Other Financial Instruments**
Forward Currency Contracts	$ 21,565,939	$ —	$ 21,565,939	$ —
Spot Currency	1,628	1,628	—	—
Total Other Financial Instruments	$ 21,567,567	$ 1,628	$ 21,565,939	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$ (27,924,065)	$ —	$ (27,924,065)	$ —
Spot Currency	(47,835)	(47,835)	—	—
Total Other Financial Instruments	$ (27,971,900)	$ (47,835)	$ (27,924,065)	$ —

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards, spots and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
(a)	At December 31, 2018, industry classifications for Common Stock and Preferred Stock in Level 2 and Level 3 consist of $8,851,248 in Banks, $54,496,929 in Capital Goods, $20,225,788 in Energy, $10,035,000 in Miscellaneous, and $15,903,780 in Telecommunication Services.
(b)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments for the period ended at December 31, 2018.

	FAIR VALUE AT December 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Common Stock	$ 130,610	Discount to valuation	Valuation and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity	$10.50/(N/A)
Asset-Backed Securities	1,193,150	Discounted cash flows	Third party vendor discounted cash flows	5.4%/(N/A)
Corporate Bond	646,992	Discount to valuation	Valuation and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity	$4.15/(N/A)
	605,373	Discounted cash flows	Third party vendor discounted cash flows	8.0%/(N/A)
Loan Participations	12,817,894	Discounted cash flows	Third party vendor discounted cash flows	9.70%-30.0%/(10.62%)
	311,109	Discount to valuation	Valuation and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity	$100.00/(N/A)
Total	$15,705,128
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Level 1 and Level 2 for the period ended December 31, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2018 is as follows:
	COMMON STOCK	ASSET BACKED SECURITIES	CORPORATE BONDS	LOAN PARTICIPATIONS	TOTAL (a)
Beginning Balance 9/30/2018	$ 130,610	$ 1,311,494	$ 646,992	$ 14,243,057	$ 16,332,153
Accrued Discounts (Premiums)	–	2,054	3,749	3,380	9,183
Net Realized Gain (Loss)	–	15,459	–	2,184	17,643
Gross Purchases	–	–	605,372	95,224	700,596
Gross Sales	–	(131,250)	–	(300,000)	(431,250)
Net Change in Unrealized Appreciation (Depreciation)	–	(4,607)	(3,748)	(914,842)	(923,197)
Transfers into Level 3	–	–	–	–	–
Transfers out of Level 3	–	–	–	–	–
Ending Balance 12/31/2018	$ 130,610	$ 1,193,150	$ 1,252,365	$ 13,129,003	$ 15,705,128

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

(a)	Level 3 investments represent 0.12% of total net assets at the period ended December 31, 2018. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Apollo Investment Corp.	$132,562,769	$ 676,750	$ (10)	$(6)	$(31,897,800)	$101,341,703	$ 3,677,723
MFA Financial Inc.	251,518,110	5,049,401	-	-	(22,882,734)	233,684,777	6,996,550
Solar Capital Ltd.	98,516,902	-	-	-	(10,091,301)	88,425,601	1,889,239
Thornburg Capital Management Fund	454,730,939	434,305,722	(805,695,515)	-	-	83,341,146	1,914,386
Total	$937,328,720	$440,031,873	$(805,695,525)	$(6)	$(64,871,835)	$506,793,227	$14,477,898
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended December 31, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. The monthly average value of open sell currency contracts for the period ended December 31, 2018 was $3,418,469,464.
As of the period ended December 31, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the table located in the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with SSB and the agreement with BBH do not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under such agreements, the Fund does not net its outstanding forward currency contracts for the purpose of disclosure in the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in those financial statements.
Because the Fund does not receive or post cash collateral in connection with its currency forward contracts during the period, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s liabilities which is attributable to its outstanding forward currency contracts at December 31, 2018 is $5,903,096 attributable to the Fund’s contracts with SSB, and $455,030

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2018 (Unaudited)

attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock — 99.0%
	Banks — 6.7%
	Banks — 6.7%
	BNP Paribas S.A.	701,709	$ 31,737,223
	Citigroup, Inc.	1,206,529	62,811,900
	ING Groep N.V.	86,262	930,034
			95,479,157
	Capital Goods — 4.8%
	Electrical Equipment — 2.3%
	Vestas Wind Systems A/S	432,259	32,642,470
	Machinery — 2.5%
	CNH Industrial N.V.	3,940,502	35,432,377
			68,074,847
	Consumer Durables & Apparel — 4.1%
	Household Durables — 4.1%
	Barratt Developments plc	9,785,284	57,721,901
			57,721,901
	Consumer Services — 7.0%
	Hotels, Restaurants & Leisure — 7.0%
	Galaxy Entertainment Group Ltd.	10,530,535	66,971,540
	MGM China Holdings Ltd.	19,187,130	32,197,035
			99,168,575
	Diversified Financials — 4.9%
	Consumer Finance — 4.9%
	Capital One Financial Corp.	924,864	69,910,470
			69,910,470
	Energy — 8.0%
	Energy Equipment & Services — 1.0%
	Helmerich & Payne, Inc.	309,500	14,837,430
	Oil, Gas & Consumable Fuels — 7.0%
	Peabody Energy Corp.	888,831	27,091,569
	Reliance Industries Ltd.	4,477,812	72,171,567
			114,100,566
	Food & Staples Retailing — 3.7%
	Food & Staples Retailing — 3.7%
	Walgreens Boots Alliance, Inc.	765,501	52,306,683
			52,306,683
	Insurance — 2.1%
	Insurance — 2.1%
	NN Group N.V.	733,364	29,240,754
			29,240,754
	Materials — 11.4%
	Chemicals — 7.4%
	CF Industries Holdings, Inc.	1,104,586	48,060,537
[a]	OCI N.V.	2,800,251	57,141,366
	Metals & Mining — 4.0%
	Mineral Resources Ltd.	5,182,887	56,474,252
			161,676,155
	Media & Entertainment — 12.7%
	Interactive Media & Services — 12.7%
[a]	Alphabet, Inc. Class A	68,781	71,873,394
[a]	Baidu, Inc. Sponsored ADR	294,418	46,694,695
[a]	Facebook, Inc. Class A	474,595	62,214,658
			180,782,747
	Pharmaceuticals, Biotechnology & Life Sciences — 2.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Pharmaceuticals — 2.2%
	Allergan plc	210,412	$ 28,123,668
	Bayer AG	44,124	3,061,614
			31,185,282
	Real Estate — 4.9%
	Real Estate Management & Development — 4.9%
	New World Development Co. Ltd.	52,600,337	69,591,915
			69,591,915
	Technology Hardware & Equipment — 3.5%
	Communications Equipment — 2.6%
[a]	EchoStar Corp. Class A	1,002,809	36,823,147
	Technology Hardware, Storage & Peripherals — 0.9%
	Samsung Electronics Co., Ltd.	351,021	12,174,684
			48,997,831
	Telecommunication Services — 7.6%
	Diversified Telecommunication Services — 2.8%
[a]	Zayo Group Holdings, Inc.	1,713,196	39,129,397
	Wireless Telecommunication Services — 4.8%
[a]	T-Mobile US, Inc.	1,075,428	68,407,975
			107,537,372
	Transportation — 13.0%
	Airlines — 6.4%
	easyJet plc	2,512,144	35,381,859
[a]	Ryanair Holdings plc Sponsored ADR	784,548	55,969,654
	Transportation Infrastructure — 6.6%
	Aena SME S.A.	294,240	45,764,771
	Atlantia SPA	2,327,335	48,184,437
			185,300,721
	Utilities — 2.4%
	Electric Utilities — 2.4%
	Electricite de France S.A.	2,191,412	34,649,172
			34,649,172
	Total Common Stock (Cost $1,376,679,865)		1,405,724,148
	Short-Term Investments — 0.0%
[b]	Thornburg Capital Management Fund	4,683	46,827
	Total Short-Term Investments (Cost $46,827)		46,827
	Total Investments — 99.0% (Cost $1,376,726,692)		$1,405,770,975
	Other Assets Less Liabilities — 1.0%		14,191,475
	Net Assets — 100.0%		$1,419,962,450

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	37,060,500	1/10/2019	47,253,612	$ 1,381,438	$ —
Great Britain Pound	SSB	Buy	2,931,600	1/10/2019	3,737,907	—	(21,486)
Great Britain Pound	SSB	Sell	18,505,800	1/10/2019	23,595,631	—	(164,512)
Australian Dollar	BBH	Sell	28,837,600	1/31/2019	20,323,409	127,640	—
Euro	SSB	Sell	172,780,100	2/15/2019	198,673,782	—	(1,904,375)
Euro	SSB	Buy	28,829,300	2/15/2019	33,149,802	124,080	—

Total						$ 1,633,158	$ (2,090,373)

Net unrealized appreciation/depreciation							$ (457,215)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2018 (Unaudited)

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 1,405,724,148	$ 1,405,724,148	$ —	$ —
Short Term Investment	46,827	46,827	—	—
Total Investments in Securities	$ 1,405,770,975	$ 1,405,770,975	$ —	$ —
Other Financial Instruments**
Forward Currency Contracts	$ 1,633,158	$ —	$ 1,633,158	$ —
Spot Currency	263	263	—	—
Total Other Financial Instruments	$ 1,633,421	$ 263	$ 1,633,158	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2018 (Unaudited)

Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$ (2,090,373)	$ —	$ (2,090,373)	$ —
Spot Currency	(6,860)	(6,860)	—	—
Total Other Financial Instruments	$ (2,097,233)	$ (6,860)	$ (2,090,373)	$ —

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards, spots and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Level 1 and Level 2 for the period ended December 31, 2018.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Thornburg Capital Management Fund	$68,176,932	$156,715,928	$(224,846,033)	$-	$-	$46,827	$295,860
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended December 31, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. The monthly average value of open sell currency contracts for the period ended December 31, 2018 was $305,333,898.
As of the period ended December 31, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the table located in the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with SSB and the agreement with BBH do not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under such agreements, the Fund does not net its

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	December 31, 2018 (Unaudited)

outstanding forward currency contracts for the purpose of disclosure in the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in those financial statements.
Because the Fund does not receive or post cash collateral in connection with its currency forward contracts during the period, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2018 is $127,640 attributable to the Fund’s contracts with BBH, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $584,855 attributable to the Fund’s contracts with SSB. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	December 31, 2018 (Unaudited)

	SHARES	VALUE
Common Stock — 97.0%
Banks — 23.4%
Banks — 23.4%
Bank Central Asia Tbk PT	10,821,439	$ 19,565,884
Grupo Financiero Banorte SAB de C.V.	3,652,295	17,828,675
HDFC Bank Ltd.	777,552	23,631,723
HDFC Bank Ltd. ADR	110,033	11,398,318
ICICI Bank Ltd. Sponored ADR	3,382,866	34,809,691
Industrial & Commercial Bank of China Ltd. Class H	46,094,450	32,905,686
Itau Unibanco Holding S.A. ADR	2,671,122	24,414,055
Sberbank of Russia PJSC Sponsored ADR	1,375,625	15,076,850
		179,630,882
Capital Goods — 1.0%
Machinery — 1.0%
Han’s Laser Technology Industry Group Co. Ltd. Class A	1,680,216	7,429,884
		7,429,884
Consumer Durables & Apparel — 1.1%
Household Durables — 1.1%
Midea Group Co. Ltd. Class A	1,595,271	8,564,559
		8,564,559
Consumer Services — 3.6%
Hotels, Restaurants & Leisure — 3.6%
Galaxy Entertainment Group Ltd.	2,978,593	18,943,098
Huazhu Group Ltd. ADR	295,133	8,449,658
		27,392,756
Diversified Financials — 2.9%
Capital Markets — 2.9%
B3 S.A. - Brasil Bolsa Balcao	3,249,122	22,475,382
		22,475,382
Energy — 7.5%
Energy Equipment & Services — 1.6%
Halliburton Co.	463,866	12,329,558
Oil, Gas & Consumable Fuels — 5.9%
LUKOIL PJSC Sponsored ADR	107,753	7,702,184
Novatek PJSC Sponsored GDR	82,326	14,077,746
Reliance Industries Ltd.	1,471,366	23,714,884
		57,824,372
Food, Beverage & Tobacco — 2.2%
Beverages — 1.2%
Kweichow Moutai Co. Ltd. Class A	101,189	8,695,766
Food Products — 1.0%
Vietnam Dairy Products, JSC	1,524,492	7,887,003
		16,582,769
Healthcare Equipment & Services — 0.7%
Health Care Providers & Services — 0.7%
Hapvida Participacoes e Investimentos S.A.	679,706	5,471,671
		5,471,671
Household & Personal Products — 4.5%
Personal Products — 4.5%
Unilever N.V.	643,477	34,619,063
		34,619,063
Insurance — 6.2%
Insurance — 6.2%
AIA Group Ltd.	3,816,877	31,683,418
Sanlam Ltd.	2,851,522	15,815,914
		47,499,332

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Materials — 3.0%
	Metals & Mining — 3.0%
	First Quantum Minerals Ltd.	775,865	$ 6,274,209
	Glencore plc	4,469,920	16,599,255
			22,873,464
	Media & Entertainment — 9.8%
	Interactive Media & Services — 8.7%
[a]	Baidu, Inc. Sponsored ADR	70,984	11,258,063
	Tencent Holdings Ltd.	1,190,028	47,719,659
[a]	Yandex N.V. Class A	293,112	8,016,613
	Media — 1.1%
	Naspers Ltd. Class N	41,309	8,304,207
			75,298,542
	Pharmaceuticals, Biotechnology & Life Sciences — 3.9%
	Pharmaceuticals — 3.9%
[a,b,c]	China Animal Healthcare Ltd.	35,787,582	0
	Novartis AG Sponsored ADR	349,983	30,032,041
			30,032,041
	Retailing — 6.4%
	Internet & Direct Marketing Retail — 6.4%
[a]	Alibaba Group Holding Ltd. ADR	308,140	42,236,750
[a]	Ctrip.com International Ltd. ADR	272,709	7,379,505
			49,616,255
	Semiconductors & Semiconductor Equipment — 5.0%
	Semiconductors & Semiconductor Equipment — 5.0%
	QUALCOMM, Inc.	158,972	9,047,097
	Taiwan Semiconductor Manufacturing Co., Ltd.	3,959,081	29,045,540
			38,092,637
	Technology Hardware & Equipment — 6.4%
	Electronic Equipment, Instruments & Components — 2.9%
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,070,369	11,519,977
	Sunny Optical Technology Group Co. Ltd.	1,238,940	11,012,097
	Technology Hardware, Storage & Peripherals — 3.5%
	Samsung Electronics Co., Ltd.	776,873	26,944,779
			49,476,853
	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 3.3%
	China Unicom Hong Kong Ltd.	23,752,594	25,358,749
			25,358,749
	Transportation — 6.1%
	Airlines — 4.0%
[a]	Azul S.A. ADR	773,265	21,411,708
	Copa Holdings S.A. Class A	118,812	9,351,692
	Transportation Infrastructure — 2.1%
	Grupo Aeroportuario del Pacifico SAB de CV Class B	742,441	6,050,072
	Shanghai International Airport Co. Ltd. Class A	1,394,262	10,308,161
			47,121,633
	Total Common Stock (Cost $683,640,884)		745,360,844
	Short-Term Investments — 3.7%
[d]	Thornburg Capital Management Fund	2,899,670	28,996,702
	Total Short-Term Investments (Cost $28,996,702)		28,996,702
	Total Investments — 100.7% (Cost $712,637,586)		$774,357,546
	Liabilities Net of Other Assets — (0.7)%		(5,743,552)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2018 (Unaudited)

	SHARES	VALUE
Net Assets — 100.0%		$768,613,994

Footnote Legend
a	Non-income producing.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
c	Illiquid Security.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock(a)	$ 745,360,844	$ 745,360,844	$ —	$ —
Short Term Investment	28,996,702	28,996,702	—	—
Total Investments in Securities	$ 774,357,546	$ 774,357,546	$ —	$ —(b)
Liabilities
Other Financial Instruments**
Spot Currency	$ (166)	$ (166)	$ —	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards, spots and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
(a)	At December 31, 2018, industry classifications for Common Stock in Level 3 consist of $0 in Pharmaceuticals, Biotechnology & Life Sciences.
(b)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments for the period ended at December 31, 2018.

	FAIR VALUE AT December 31, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Common Stock	$0	Last traded price	Discount rate	$100.00/(N/A)
Total	$0
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Level 1 and Level 2 for the period ended December 31, 2018.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2018 is as follows:
	COMMON STOCK	TOTAL
Beginning Balance 9/30/2018	$ 9,343,578	$ 9,343,578
Accrued Discounts (Premiums)	-	-
Net Realized Gain (Loss)	-	-
Gross Purchases	-	-
Gross Sales	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-
Transfers into Level 3(a)	-	-
Transfers out of Level 3(a)	(9,343,578)	(9,343,578)
Ending Balance 12/31/2018	$ -	$ -

(a)	Transfers out of Level 3 were due to changes in market activity (e.g.) frequency of trades, which resulted in available market inputs to determine price during the period ended December 31, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Thornburg Capital Management Fund	$52,180,825	$52,430,160	$(75,614,283)	$-	$-	$28,996,702	$264,096
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.
During the period ended December 31, 2018, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Schedule of Investments
Thornburg Better World International Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock — 98.0%
	Banks — 12.9%
	Banks — 12.9%
	BNP Paribas S.A.	20,131	$ 910,494
	DNB ASA	18,433	294,515
	ING Groep N.V.	140,720	1,517,174
	Intesa Sanpaolo S.p.A.	314,550	699,095
	Resona Holdings, Inc.	461,622	2,226,719
	Royal Bank of Scotland Group plc	219,843	607,219
	United Overseas Bank Ltd.	58,105	1,047,463
			7,302,679
	Capital Goods — 10.3%
	Building Products — 1.6%
	Assa Abloy AB	50,561	902,208
	Electrical Equipment — 1.7%
	Prysmian S.p.A.	49,117	949,372
	Machinery — 4.5%
	CNH Industrial N.V.	90,485	813,627
	KION Group AG	11,103	563,934
[a]	Knorr-Bremse AG	6,356	572,541
	Weir Group plc	38,655	639,520
	Trading Companies & Distributors — 2.5%
	Brenntag AG	20,851	900,654
	Ferguson plc	7,851	502,045
			5,843,901
	Commercial & Professional Services — 4.7%
	Commercial Services & Supplies — 1.8%
	Focused Photonics Hangzhou, Inc.	272,174	1,016,832
	Professional Services — 2.9%
	SGS S.A.	404	908,373
	Thomson Reuters Corp.	15,166	732,669
			2,657,874
	Consumer Durables & Apparel — 3.1%
	Household Durables — 3.1%
	Sony Corp.	35,986	1,748,656
			1,748,656
	Consumer Services — 4.7%
	Hotels, Restaurants & Leisure — 4.7%
	Compass Group plc	86,995	1,829,583
[a]	GreenTree Hospitality Group Ltd. ADR	64,976	844,038
			2,673,621
	Diversified Financials — 2.4%
	Capital Markets — 2.4%
	UBS Group AG	110,578	1,376,459
			1,376,459
	Healthcare Equipment & Services — 3.8%
	Health Care Equipment & Supplies — 3.0%
	Hoya Corp.	10,500	633,707
	Terumo Corp.	18,392	1,044,403
	Health Care Providers & Services — 0.8%
	Fresenius Medical Care AG & Co. KGaA	7,221	468,609
			2,146,719
	Household & Personal Products — 6.6%
	Household Products — 4.1%
	Henkel AG & Co. KGaA	9,042	988,332
	Reckitt Benckiser Group plc	17,222	1,319,923
	Personal Products — 2.5%

Schedule of Investments, Continued
Thornburg Better World International Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Kao Corp.	19,100	$ 1,420,933
			3,729,188
	Insurance — 5.9%
	Insurance — 5.9%
	AIA Group Ltd.	218,049	1,809,997
	AXA S.A.	27,867	602,110
	NN Group N.V.	22,641	902,744
			3,314,851
	Materials — 6.5%
	Chemicals — 1.4%
	Sika AG	6,237	790,650
	Construction Materials — 2.1%
	CRH plc	44,771	1,181,818
	Containers & Packaging — 1.2%
	RPC Group plc	79,885	663,876
	Paper & Forest Products — 1.8%
	Mondi plc	49,178	1,023,915
			3,660,259
	Media & Entertainment — 4.5%
	Entertainment — 1.5%
[a]	Ubisoft Entertainment S.A.	10,262	828,682
	Interactive Media & Services — 1.6%
	Tencent Holdings Ltd.	23,462	940,817
	Media — 1.4%
	Informa plc	96,320	773,693
			2,543,192
	Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
	Life Sciences Tools & Services — 2.8%
	Lonza Group AG	2,833	734,118
	Thermo Fisher Scientific, Inc.	3,797	849,731
	Pharmaceuticals — 2.8%
	Novartis AG	18,821	1,609,235
			3,193,084
	Real Estate — 1.7%
	Equity Real Estate Investment Trusts — 1.7%
	Equinix, Inc.	2,818	993,514
			993,514
	Retailing — 5.9%
	Internet & Direct Marketing Retail — 2.8%
[a]	Alibaba Group Holding Ltd. ADR	8,681	1,189,905
	ZOZO Inc.	21,500	394,279
	Specialty Retail — 3.1%
	GrandVision N.V.	35,121	769,789
	Industria de Diseno Textil S.A.	37,530	961,049
			3,315,022
	Semiconductors & Semiconductor Equipment — 4.8%
	Semiconductors & Semiconductor Equipment — 4.8%
	ASML Holding N.V.	5,342	839,501
	Infineon Technologies AG	29,907	595,028
	NXP Semiconductors N.V.	8,034	588,731
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	18,280	674,715
			2,697,975
	Software & Services — 2.1%
	Software — 2.1%
	SAP SE	11,976	1,192,810
			1,192,810

Schedule of Investments, Continued
Thornburg Better World International Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Telecommunication Services — 5.3%
	Diversified Telecommunication Services — 5.3%
	Deutsche Telekom AG	50,652	$ 860,072
	Nippon Telegraph & Telephone Corp.	18,531	757,775
	Orange S.A.	86,200	1,397,999
			3,015,846
	Transportation — 4.6%
	Transportation Infrastructure — 4.6%
	Aena SME S.A.	8,504	1,322,674
	Grupo Aeroportuario del Pacifico SAB de CV Class B	50,685	413,027
	Shanghai International Airport Co. Ltd. Class A	117,834	871,179
			2,606,880
	Utilities — 2.6%
	Electric Utilities — 2.6%
	Enel S.p.A.	252,745	1,460,654
			1,460,654
	Total Common Stock (Cost $59,808,622)		55,473,184
	Short-Term Investments — 1.4%
[b]	Thornburg Capital Management Fund	78,036	780,364
	Total Short-Term Investments (Cost $780,364)		780,364
	Total Investments — 99.4% (Cost $60,588,986)		$56,253,548
	Other Assets Less Liabilities — 0.6%		340,730
	Net Assets — 100.0%		$56,594,278

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 55,473,184	$ 55,473,184	$ —	$ —
Short Term Investment	780,364	780,364	—	—
Total Investments in Securities	$ 56,253,548	$ 56,253,548	$ —	$ —
Other Financial Instruments**
Spot Currency	$ 1,868	$ 1,868	$ —	$ —
Liabilities
Other Financial Instruments
Spot Currency	$ (15)	$ (15)	$ —	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards, spots and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no additional transfers between levels for the period ended December 31, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Thornburg Capital Management Fund	$2,894,980	$7,172,148	$(9,286,764)	$-	$-	$780,364	$22,715
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.
During the period ended December 31, 2018, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Schedule of Investments
Thornburg Capital Management Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 98.4%
[a]	Anthem, Inc., 2.870%, 1/2/2019	$12,000,000	$ 12,000,000
	Apple, Inc.,
[a]	2.350%, 1/4/2019	7,200,000	7,199,060
[a]	2.450%, 1/22/2019	2,800,000	2,796,189
	Atlantic City Electric, 2.400%, 1/2/2019	10,000,000	10,000,000
[a]	Avery Dennison Corp., 2.700%, 1/2/2019	10,000,000	10,000,000
	Baltimore Gas & Electric Co., 2.600%, 1/2/2019	10,000,000	10,000,000
	Bank of New York Tri-Party Repurchase Agreement 2.59% dated12/31/2018 due 01/2/2019, repurchase price $20,002,878 collateralized by 28 corporate debt securities, having an average coupon of 3.86%, a minimum credit rating of BBB-, maturity dates from 4/29/2019 to 6/15/2046, and having an aggregate market value of $21,600,014 at 12/31/2018	20,000,000	20,000,000
[a]	Berkshire Hathway Energy Co., 2.650%, 1/2/2019	13,000,000	13,000,000
[a]	Chevron Corp., 2.350%, 1/8/2019	2,471,000	2,470,032
	Cintas Corp. No. 2,
[a]	2.550%, 1/2/2019	2,000,000	2,000,000
[a]	2.700%, 1/10/2019	2,828,000	2,826,303
[a]	Colgate Palmolive Co., 2.390%, 1/14/2019	2,000,000	1,998,407
[a]	Consolidated Edison, Inc., 2.950%, 1/2/2019	12,000,000	12,000,000
[a]	CVS Corp., 2.650%, 1/2/2019	10,000,000	10,000,000
[a]	Dover Corp., 0.00%, 1/4/2019	10,000,000	9,998,333
[a]	Ecolab, Inc., 2.570%, 1/2/2019	10,000,000	10,000,000
[a]	Eni Finance USA, Inc., 2.750%, 1/2/2019	10,000,000	10,000,000
	Experian Finance plc,
[a,b]	2.600%, 1/9/2019	5,900,000	5,896,903
[a,b]	2.900%, 1/4/2019	5,000,000	4,999,194
[a,b]	2.900%, 1/7/2019	4,100,000	4,098,349
	Federal Agricultural Mortgage Corp. Discount Notes, 2.330%, 1/3/2019	20,100,000	20,098,699
	Federal Farm Credit Discount Notes,
	2.140%, 1/3/2019	21,000,000	20,998,752
	2.370%, 1/23/2019	2,000,000	1,997,235
	Federal Home Loan Bank Discount Notes,
	2.050%, 1/3/2019	19,000,000	18,998,918
	2.120%, 1/4/2019	13,046,000	13,044,463
	Hitachi America Capital, Corp., 0.00%, 1/25/2019	10,000,000	9,980,833
[a]	Hitachi America Capital, Ltd., 2.750%, 1/2/2019	10,000,000	10,000,000
	IBRD Discount Notes,
[b]	2.418%, 1/15/2019	14,000,000	13,987,777
[b]	2.430%, 1/14/2019	12,500,000	12,489,875
[b]	Inter-American Development Bank, 2.370%, 1/17/2019	4,759,000	4,754,300
[a]	Intercontinental Exchange, Inc., 2.450%, 1/2/2019	5,000,000	5,000,000
[a]	Kentucky Utilities Co., 2.950%, 1/3/2019	12,000,000	11,999,017
[a]	Keurig Dr Pepper, Inc., 2.900%, 1/3/2019	4,735,000	4,734,619
	Louisville Gas & Electric Co.,
[a]	2.950%, 1/3/2019	1,384,000	1,383,887
[a]	2.950%, 1/7/2019	3,000,000	2,998,771
[a]	McCormick & Co., Inc., 2.700%, 1/2/2019	1,000,000	1,000,000
	MidAmerican Energy Co., 2.430%, 1/2/2019	2,000,000	2,000,000
[a]	National Grid USA, 2.800%, 1/2/2019	1,725,000	1,725,000
	Oglethorpe Power Corp.
[a]	0.00%, 1/3/2019	5,314,000	5,313,599
[a]	2.680%, 1/3/2019	4,686,000	4,685,651
	Potomac Electric Power Co., 2.400%, 1/2/2019	10,000,000	10,000,000
[a]	QUALCOMM, Inc., 2.500%, 1/7/2019	1,900,000	1,899,340
[a]	San Diego Gas & Electric Co., 2.580%, 1/2/2019	10,000,000	10,000,000
[a]	SNAP-ON, Inc., 2.800%, 1/2/2019	8,500,000	8,500,000
	Southern California Edison Co.,
[a]	3.100%, 1/2/2019	2,741,000	2,741,000
[a]	3.150%, 1/2/2019	10,259,000	10,259,000
[a]	3.220%, 1/3/2019	2,000,000	1,999,821
[a]	Southern Co. Gas Capital Corp., 2.768%, 1/4/2019	1,661,000	1,660,732
[a]	Spectra Energy Partners LP, 2.600%, 1/10/2019	10,000,000	9,994,222
[a]	SYSCO Corp., 2.500%, 1/2/2019	3,000,000	3,000,000
	Tennessee Valley Authority Discount Notes,
	2.100%, 1/2/2019	3,000,000	3,000,000
	2.340%, 1/15/2019	18,000,000	17,984,790

Schedule of Investments, Continued
Thornburg Capital Management Fund	December 31, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[a,b]	Tyco Electronics Group S.A., 2.950%, 1/2/2019	$ 6,700,000	$ 6,700,000
	Union Electric Co., 2.600%, 1/2/2019	10,000,000	10,000,000
	United States Treasury Bill
	0.00%, 1/3/2019	3,562,000	3,561,782
	1.360%, 1/2/2019	22,163,000	22,163,000
	2.200%, 1/2/2019	8,000,000	8,000,000
	2.231%, 1/2/2019	700,000	700,000
	2.243%, 1/2/2019	19,000,000	19,000,000
	2.308%, 1/8/2019	7,000,000	6,997,308
[a,b]	Vodafone Group plc, 2.870%, 1/7/2019	3,400,000	3,398,645
	Wisconsin Power & Light Co., 2.400%, 1/2/2019	4,200,000	4,200,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $494,233,806)		494,233,806
	Total Investments — 98.4% (Cost $494,233,806)		$494,233,806
	Other Assets Less Liabilities — 1.6%		8,167,208
	Net Assets — 100.0%		$502,401,014

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2018, the aggregate value of these securities in the Fund’s portfolio was $230,276,074, representing 45.84% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Short-Term Investments	$ 494,233,806	$ —	$ 494,233,806	$ —
Total Investments in Securities	$ 494,233,806	$ —	$ 494,233,806	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2018.

Schedule of Investments
Thornburg Long/Short Equity Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock — 115.7%
	Capital Goods — 4.8%
	Electrical Equipment — 2.3%
	Vestas Wind Systems A/S	50,427	$ 3,808,045
	Machinery — 2.5%
	ITT, Inc.	82,470	3,980,827
			7,788,872
	Commercial & Professional Services — 0.4%
	Commercial Services & Supplies — 0.4%
	ADT, Inc.	118,922	714,721
			714,721
	Consumer Durables & Apparel — 2.1%
	Household Durables — 2.1%
[a]	Mohawk Industries, Inc.	29,300	3,426,928
			3,426,928
	Consumer Services — 9.6%
	Hotels, Restaurants & Leisure — 9.6%
[b]	Aramark	145,500	4,215,135
[b]	Galaxy Entertainment Group Ltd.	876,000	5,571,138
[b]	Starbucks Corp.	92,377	5,949,079
			15,735,352
	Diversified Financials — 10.5%
	Capital Markets — 5.2%
	Apollo Global Management, LLC, Class A	119,115	2,923,082
	Oaktree Capital Group, LLC	138,967	5,523,939
	Consumer Finance — 3.1%
	Capital One Financial Corp.	34,852	2,634,463
	Navient Corp.	283,029	2,493,485
	Mortgage Real Estate Investment Trusts — 2.2%
	PennyMac Mortgage Investment Trust	196,686	3,662,293
			17,237,262
	Energy — 5.0%
	Energy Equipment & Services — 1.3%
[a]	McDermott International, Inc.	328,386	2,147,644
	Oil, Gas & Consumable Fuels — 3.7%
	Devon Energy Corp.	117,883	2,657,083
	Teekay LNG Partners L.P.	304,050	3,350,631
			8,155,358
	Food & Staples Retailing — 5.1%
	Food & Staples Retailing — 5.1%
[a,b]	US Foods Holding Corp.	263,869	8,348,815
			8,348,815
	Food, Beverage & Tobacco — 4.2%
	Food Products — 4.2%
[a]	Nomad Foods Ltd.	411,984	6,888,372
			6,888,372
	Healthcare Equipment & Services — 3.6%
	Health Care Equipment & Supplies — 3.6%
	Medtronic plc	65,799	5,985,077
			5,985,077
	Insurance — 4.4%
	Insurance — 4.4%
[b]	Assured Guaranty Ltd.	188,715	7,224,010
			7,224,010
	Materials — 6.2%

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Containers & Packaging — 6.2%
[a,b]	Owens-Illinois, Inc.	327,100	$ 5,639,204
	RPC Group plc	537,077	4,463,320
			10,102,524
	Media & Entertainment — 20.1%
	Entertainment — 7.2%
[b]	Activision Blizzard, Inc.	92,424	4,304,186
	Lions Gate Entertainment Corp., Class B	202,400	3,011,712
[a,b]	Ubisoft Entertainment S.A.	55,700	4,497,911
	Interactive Media & Services — 8.1%
[a,b]	Alphabet, Inc., Class C	6,761	7,001,759
[a,b]	Zillow Group, Inc., Class C	194,800	6,151,784
	Media — 4.8%
[b]	Comcast Corp., Class A	231,822	7,893,539
			32,860,891
	Pharmaceuticals, Biotechnology & Life Sciences — 14.2%
	Biotechnology — 9.2%
[a]	Alkermes plc	210,952	6,225,194
[b]	Gilead Sciences, Inc.	142,599	8,919,567
	Life Sciences Tools & Services — 5.0%
[b]	Thermo Fisher Scientific, Inc.	36,428	8,152,222
			23,296,983
	Retailing — 9.2%
	Internet & Direct Marketing Retail — 6.4%
[a]	Alibaba Group Holding Ltd. ADR	37,130	5,089,409
[a,b]	Amazon.com, Inc.	1,051	1,578,571
[b]	Expedia Group, Inc.	34,071	3,838,098
	Specialty Retail — 2.8%
[a,b]	CarMax, Inc.	73,526	4,612,286
			15,118,364
	Software & Services — 6.0%
	Information Technology Services — 2.5%
[b]	Cognizant Technology Solutions Corp., Class A	65,399	4,151,529
	Software — 3.5%
[b]	SS&C Technologies Holdings, Inc.	124,800	5,629,728
			9,781,257
	Technology Hardware & Equipment — 6.8%
	Communications Equipment — 1.9%
[a]	Casa Systems, Inc.	233,072	3,060,235
	Electronic Equipment, Instruments & Components — 2.3%
[a]	Flex Ltd.	504,000	3,835,440
	Technology Hardware, Storage & Peripherals — 2.6%
[a,b]	Pure Storage, Inc., Class A	268,092	4,310,920
			11,206,595
	Transportation — 3.5%
	Air Freight & Logistics — 3.5%
[b]	United Parcel Service, Inc., Class B	58,072	5,663,762
			5,663,762
	Total Common Stock (Cost $206,621,834)		189,535,143
	Total Long-Term Investments — 115.7% (Cost $206,621,834)		189,535,143
	Short-Term Investments — 11.7%
[c]	Thornburg Capital Management Fund	1,905,092	19,050,919
	Total Short-Term Investments (Cost $19,050,919)		19,050,919
	Liabilities Net of Other Assets — (27.4)%		(44,816,383)

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock Sold Short — (78.9)%
	Banks — (1.0)%
	Banks — (1.0)%
	Westamerica Bancorporation	(30,509)	$ (1,698,741)
			(1,698,741)
	Capital Goods — (10.7)%
	Electrical Equipment — (2.6)%
[a]	Generac Holdings, Inc.	(85,635)	(4,256,059)
	Machinery — (4.5)%
[a]	Proto Labs, Inc.	(28,300)	(3,191,957)
	Snap-on, Inc.	(28,695)	(4,169,097)
	Trading Companies & Distributors — (3.6)%
	GATX Corp.	(57,770)	(4,090,694)
	WW Grainger, Inc.	(6,499)	(1,835,057)
			(17,542,864)
	Commercial & Professional Services — (3.2)%
	Professional Services — (3.2)%
[a]	FTI Consulting, Inc.	(65,437)	(4,360,721)
[a]	TriNet Group, Inc.	(21,363)	(896,178)
			(5,256,899)
	Consumer Durables & Apparel — (3.2)%
	Leisure Products — (3.2)%
[a]	Spin Master Corp.	(135,200)	(3,801,881)
[a]	YETI Holdings, Inc.	(93,150)	(1,382,346)
			(5,184,227)
	Consumer Services — (8.4)%
	Diversified Consumer Services — (3.7)%
[a]	Chegg, Inc.	(83,406)	(2,370,399)
	H&R Block, Inc.	(143,100)	(3,630,447)
	Hotels, Restaurants & Leisure — (4.7)%
	Brinker International, Inc.	(97,783)	(4,300,496)
	Cracker Barrel Old Country Store, Inc.	(21,900)	(3,500,934)
			(13,802,276)
	Diversified Financials — (2.9)%
	Capital Markets — (2.5)%
	FactSet Research Systems, Inc.	(20,678)	(4,138,288)
	Consumer Finance — (0.4)%
[a]	Credit Acceptance Corp.	(1,646)	(628,377)
			(4,766,665)
	Food & Staples Retailing — (5.4)%
	Food & Staples Retailing — (5.4)%
[a]	Chefs’ Warehouse, Inc.	(104,800)	(3,351,504)
	Colruyt S.A.	(76,651)	(5,466,095)
			(8,817,599)
	Food, Beverage & Tobacco — (2.4)%
	Beverages — (2.4)%
[a]	Boston Beer Co., Inc., Class A	(16,452)	(3,962,300)
			(3,962,300)
	Healthcare Equipment & Services — (9.5)%
	Health Care Equipment & Supplies — (4.2)%
	DiaSorin S.p.A.	(48,556)	(3,933,255)
	ResMed, Inc.	(25,830)	(2,941,262)
	Health Care Technology — (5.3)%
	Computer Programs & Systems, Inc.	(171,269)	(4,298,852)
[a]	Inovalon Holdings, Inc., Class A	(303,815)	(4,308,096)
			(15,481,465)

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	December 31, 2018 (Unaudited)

		SHARES	VALUE
	Household & Personal Products — (2.8)%
	Household Products — (2.8)%
	Church & Dwight Co., Inc.	(70,364)	$ (4,627,137)
			(4,627,137)
	Media & Entertainment — (6.4)%
	Entertainment — (2.1)%
[a]	Tencent Music Entertainment Group	(254,826)	(3,368,800)
	Interactive Media & Services — (2.2)%
[a]	TripAdvisor, Inc.	(66,900)	(3,608,586)
	Media — (2.1)%
[a]	Discovery, Inc., Class A	(142,400)	(3,522,976)
			(10,500,362)
	Pharmaceuticals, Biotechnology & Life Sciences — (2.9)%
	Pharmaceuticals — (2.9)%
	Shionogi & Co. Ltd.	(81,730)	(4,676,144)
			(4,676,144)
	Real Estate — (3.1)%
	Equity Real Estate Investment Trusts — (2.6)%
	Extra Space Storage, Inc.	(47,675)	(4,313,634)
	Real Estate Management & Development — (0.5)%
[a]	Redfin Corp.	(56,672)	(816,077)
			(5,129,711)
	Retailing — (2.7)%
	Specialty Retail — (2.7)%
[a]	Murphy USA, Inc.	(57,650)	(4,418,296)
			(4,418,296)
	Software & Services — (9.5)%
	Information Technology Services — (2.6)%
	Paychex, Inc.	(65,483)	(4,266,217)
	Software — (6.9)%
[a]	Alarm.com Holdings, Inc.	(63,800)	(3,309,306)
[a]	Manhattan Associates, Inc.	(92,390)	(3,914,564)
[a]	Teradata Corp.	(105,774)	(4,057,491)
			(15,547,578)
	Telecommunication Services — (4.8)%
	Diversified Telecommunication Services — (4.8)%
	AT&T, Inc.	(135,700)	(3,872,878)
	Cogent Communications Holdings, Inc.	(87,370)	(3,949,998)
			(7,822,876)
	Total Common Stock Sold Short (Proceeds $131,795,955)		(129,235,140)
	Exchange-Traded Funds Sold Short — (0.5)%
	Direxion Daily Developed Markets Bear 3X	(550)	(9,996)
	Direxion Daily Emerging Markets Bear 3X	(919)	(54,901)
	Direxion Daily Energy Bear 3X	(535)	(34,770)
	Direxion Daily Financial Bear 3X	(3,601)	(48,866)
	Direxion Daily S&P 500 Bear 3X	(266)	(8,190)
	Direxion Daily Semiconductors Bear 3x	(66)	(870)
	Direxion Daily Small Cap Bear 3X	(255)	(3,881)
[a]	iPath S&P 500 VIX Short-Term Futures ETN	(12,835)	(601,705)
	ProShares UltraPro Short QQQ	(221)	(3,704)
	Total Exchange-Traded Funds Sold Short (Proceeds $5,561,077)		(766,883)
	Total Securities Sold Short (Proceeds $137,357,032)		$(130,002,023)
	Net Assets — 100.0%		$ 163,769,679

Footnote Legend
a	Non-income producing.

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	December 31, 2018 (Unaudited)

b	All or a portion of the security is pledged as collateral for securities sold short. At December 31, 2018, the value of securities pledged was $74,694,231. An additional $82,893,787 in cash has been segregated for collateral on securities sold short.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Long/Short Equity Fund	December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Long/Short Equity Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	December 31, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at December 31, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 189,535,143	$ 189,535,143	$ —	$ —
Short Term Investment	19,050,919	19,050,919	—	—
Total Investments in Securities	$ 208,586,062	$ 208,586,062	$ —	$ —
Liabilities
Investment in Securities Sold Short
Common Stock	$ (129,235,140)	$ (129,235,140)	$ —	$ —
Exchange-Traded Funds	(766,883)	(766,883)	—	—
Total Investment in Securities Sold Short	$ (130,002,023)	$ (130,002,023)	$ —	$ —
Other Financial Instruments**
Spot Currency	$ (24)	$ (24)	$ —	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	December 31, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards, spots and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Level 1 and Level 2 for the period ended December 31, 2018.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/18	Dividend Income
Thornburg Capital Management Fund	$56,648,618	$51,578,413	$(89,176,112)	$-	$-	$19,050,919	$273,947
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.
During the period ended December 31, 2018, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Jason H. Brady

Jason H. Brady

President and principal executive officer

Date: February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason H. Brady

Jason H. Brady

President and principal executive officer

Date: February 22, 2019

By:	/s/ Nimish Bhatt

Nimish Bhatt

Treasurer and principal financial officer

Date: February 22, 2019